UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, Pennsylvania 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esquire

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, Pennsylvania 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Hartford HLS Funds

Semi-Annual Report

June 30, 2019 (Unaudited)

∎	Hartford Balanced HLS Fund
∎	Hartford Capital Appreciation HLS Fund
∎	Hartford Disciplined Equity HLS Fund
∎	Hartford Dividend and Growth HLS Fund
∎	Hartford Global Growth HLS Fund
∎	Hartford Growth Opportunities HLS Fund
∎	Hartford Healthcare HLS Fund
∎	Hartford High Yield HLS Fund
∎	Hartford International Opportunities HLS Fund
∎	Hartford MidCap HLS Fund
∎	Hartford MidCap Growth HLS Fund*
∎	Hartford MidCap Value HLS Fund
∎	Hartford Small Cap Growth HLS Fund
∎	Hartford Small Company HLS Fund
∎	Hartford Stock HLS Fund
∎	Hartford Total Return Bond HLS Fund
∎	Hartford Ultrashort Bond HLS Fund
∎	Hartford U.S. Government Securities HLS Fund
∎	Hartford Value HLS Fund

*	Prior to November 1, 2018, the Hartford MidCap Growth HLS Fund was known as the Hartford Small/Mid Cap Equity HLS Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of each Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the insurance company that offers your variable insurance contract, retirement plan or pension plan or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Funds’ website (www.hartfordfunds.com). You will be notified by mail each time a report is posted and provided with a website link to access the report. You may at any time elect to receive paper copies of all shareholder reports free of charge by contacting your financial intermediary or your insurance company. Your election to receive reports in paper will apply to all Hartford Funds available under your contract or plan and may apply to all funds held through your financial intermediary. If you previously elected to receive shareholder reports and other communications electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications electronically anytime by contacting your financial intermediary.

A MESSAGE FROM THE PRESIDENT

Dear Shareholders:

Thank you for investing in Hartford HLS Funds. The following is the Funds’ Semi-Annual Report that covers the period from January 1, 2019 through June 30, 2019.

Market Review

During the six months ended June 30, 2019, U.S. stocks, as measured by the S&P 500 Index (the “Index”),1 gained 18.54%.

The strong returns for the period were noteworthy because, despite volatility, the Index closed the first half of 2019 at 2,942 – just shy of 1% from its all-time high. In fact, this was the strongest first half for the Index in more than 20 years.

According to the National Bureau of Economic Research, June 30, 2019 marked a significant milestone – 120 consecutive months of U.S. economic expansion. The expansion began in June 2009, and it matches the previous record expansion from March 1991 to March 2001. In addition, the unemployment rate remains low, long-stagnant wages are now rising, and interest rates appear to be holding steady, all of which should bode well for supporting further growth.

That said, ongoing trade disputes, threats of tariffs, related supply-chain concerns, and an unpredictable political climate continue to weigh on markets and are unlikely to be resolved in the short term. Given these factors, it is reasonable to expect volatility to remain a constant for investors going forward.

We encourage you to maintain a strong relationship with your financial advisor no matter the market environment. He or she can help you proactively build a portfolio that takes market uncertainty into account, along with your unique investment goals and risk tolerances. Your financial advisor can help you find a fit within our family of funds as you work toward those goals.

Thank you again for investing in Hartford HLS Funds. For the most up-to-date information on our funds, please take advantage of all the resources available at hartfordfunds.com.

James Davey

President

Hartford HLS Funds

[1]

S&P 500 Index is a market capitalization-weighted price index composed of 500 widely held common stocks. The index is unmanaged and not available for direct investment. Past performance is not indicative of future results.

Hartford HLS Funds

Hartford Balanced HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 3/31/1983 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	13.47%	7.28%	6.47%	10.33%
Class IB	13.36%	7.03%	6.22%	10.05%
60% S&P 500 Index/ 35% Bloomberg Barclays Government/Credit Bond Index/ 5% ICE BofAML US 3-Month Treasury Bill Index[2]	13.66%	9.80%	7.70%	10.39%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%
Bloomberg Barclays Government/Credit Bond Index	6.90%	8.52%	3.11%	4.09%
ICE BofAML US 3-Month Treasury Bill Index	1.24%	2.31%	0.87%	0.49%

[1]	Not Annualized
[2]	Calculated by Hartford Funds Management Company, LLC

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

As shown in the Fund’s current prospectus, the gross expense ratios are as follows: 0.66% (Class IA) and 0.91% (Class IB). The net expense ratios as shown in the Fund’s current prospectus are as follows: 0.63% (Class IA) and 0.88% (Class IB). Gross expenses do not reflect fee waiver arrangements. Net expenses reflect such arrangements, which remain in effect until April 30, 2020 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk.

As interest rates rise, bond prices generally fall. •Mortgage related- and asset-backed securities’ risks include credit, interest-rate, prepayment, and extension risk. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government.

Composition by Security Type(1)

as of June 30, 2019

Category	Percentage of Net Assets
Equity Securities
Common Stocks	65.7%

Total	65.7%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	3.0%
Corporate Bonds	17.5
Foreign Government Obligations	0.5
Municipal Bonds	0.8
U.S. Government Agencies	1.1
U.S. Government Securities	10.6

Total	33.5%

Short-Term Investments	0.7
Other Assets & Liabilities	0.1

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

2

Hartford Capital Appreciation HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 4/02/1984 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	21.48%	9.46%	8.39%	12.96%
Class IB	21.33%	9.20%	8.12%	12.68%
Class IC	21.19%	8.93%	7.85%	12.40%
Russell 3000 Index	18.71%	8.98%	10.19%	14.67%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.67%, 0.92% and 1.17%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different asset classes and/or portfolio management teams. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small- and mid-cap securities can have greater risks and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks are generally greater for investments in emerging markets. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	6.5%
Consumer Discretionary	12.7
Consumer Staples	8.3
Energy	2.9
Financials	10.6
Health Care	18.0
Industrials	12.2
Information Technology	16.1
Materials	3.4
Real Estate	6.0
Utilities	2.6

Total	99.3%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

3

Hartford Disciplined Equity HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 5/29/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	19.87%	13.29%	11.94%	15.30%
Class IB	19.72%	12.98%	11.66%	15.02%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	7.6%
Consumer Discretionary	9.0
Consumer Staples	10.6
Energy	1.9
Financials	13.6
Health Care	16.4
Industrials	10.1
Information Technology	20.9
Materials	2.1
Real Estate	2.2
Utilities	4.9

Total	99.3%

Short-Term Investments	0.5
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

4

Hartford Dividend and Growth HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 3/09/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a high level of current income consistent with growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	15.57%	10.07%	8.97%	13.24%
Class IB	15.39%	9.80%	8.69%	12.95%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%
Russell 1000 Value Index	16.24%	8.46%	7.46%	13.19%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.68% and 0.93%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •For dividend-paying stocks, dividends are not guaranteed and may decrease without notice. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	9.2%
Consumer Discretionary	5.7
Consumer Staples	5.8
Energy	8.0
Financials	20.5
Health Care	14.3
Industrials	9.2
Information Technology	14.2
Materials	3.9
Real Estate	2.7
Utilities	4.8

Total	98.3%

Short-Term Investments	1.7
Other Assets & Liabilities	0.0 *

Total	100.0%

*	Percentage rounds to zero.

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

5

Hartford Global Growth HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 9/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	22.74%	9.44%	11.90%	14.24%
Class IB	22.61%	9.16%	11.62%	13.95%
MSCI World Growth Index (Net)	21.12%	8.43%	9.09%	12.21%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.80% and 1.05%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. The Fund seeks to achieve its investment objective by allocating assets among different portfolio management teams. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Mid-cap securities can have greater risk and volatility than large-cap securities. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Country(1)

as of June 30, 2019

Country	Percentage of Net Assets
Bermuda	0.6%
Canada	1.4
China	3.5
France	1.5
Germany	1.2
Hong Kong	1.3
India	0.6
Ireland	1.1
Italy	1.3
Japan	2.6
Netherlands	1.2
Portugal	0.5
Russia	0.6
Sweden	1.7
Switzerland	5.2
Taiwan	1.0
United Kingdom	4.9
United States	68.7
Short-Term Investments	1.0
Other Assets & Liabilities	0.1

Total	100.0%

(1)

The table above is based on Bloomberg’s country of risk classifications. For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

6

Hartford Growth Opportunities HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 3/24/1987 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks capital appreciation.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	28.56%	12.62%	14.89%	17.27%
Class IB	28.39%	12.34%	14.61%	16.97%
Class IC	28.24%	12.06%	14.32%	16.69%
Russell 3000 Growth Index	21.41%	10.60%	13.02%	16.13%
Russell 1000 Growth Index	21.49%	11.56%	13.39%	16.28%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Class IC shares commenced operations on April 30, 2014. Class IC shares performance prior to that date reflects Class IA shares performance adjusted to reflect the 12b-1 fee of 0.25% and the administrative services fee of 0.25% applicable to Class IC shares. The performance after such date reflects actual Class IC shares performance.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA, Class IB and Class IC were 0.65%, 0.90% and 1.15%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •Mid-cap securities can have greater risk and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	13.3%
Consumer Discretionary	19.6
Consumer Staples	3.9
Financials	3.0
Health Care	19.3
Industrials	7.3
Information Technology	29.5
Real Estate	1.0

Total	96.9%

Short-Term Investments	2.9
Other Assets & Liabilities	0.2

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

7

Hartford Healthcare HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 5/01/2000 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	16.20%	7.04%	10.19%	16.76%
Class IB	16.10%	6.76%	9.91%	16.46%
S&P Composite 1500 Health Care Index	8.40%	12.00%	11.03%	15.99%
S&P 500 Index	18.54%	10.42%	10.71%	14.70%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.89% and 1.14%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Risks of focusing investments on the healthcare related sector include regulatory and legal developments, patent considerations, intense competitive pressures, rapid technological changes, potential product obsolescence, and liquidity risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Small- and mid-cap securities can have greater risk and volatility than large-cap securities.

Composition by Subsector(1)

as of June 30, 2019

Subsector	Percentage of Net Assets
Equity Securities
Biotechnology	25.1%
Health Care Equipment & Supplies	23.6
Health Care Providers & Services	16.3
Health Care Technology	1.4
Life Sciences Tools & Services	6.9
Pharmaceuticals	25.4

Total	98.7%

Short-Term Investments	4.5
Other Assets & Liabilities	(3.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These subsector classifications are used for financial reporting purposes.

8

Hartford High Yield HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 9/30/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to provide high current income, and long-term total return.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	10.07%	6.80%	3.98%	8.90%
Class IB	9.97%	6.61%	3.73%	8.64%
Bloomberg Barclays U.S. Corporate High Yield Bond Index	9.94%	7.48%	4.70%	9.24%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012 HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of June 30, 2019

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.9%
Escrows	0.4

Total	1.3%

Fixed Income Securities
Convertible Bonds	0.6%
Corporate Bonds	90.4
Senior Floating Rate Interests	5.8

Total	96.8%

Short-Term Investments	2.1
Other Assets & Liabilities	(0.2)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

9

Hartford International Opportunities HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 7/02/1990 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	18.76%	-0.01%	3.01%	7.87%
Class IB	18.59%	-0.28%	2.74%	7.60%
MSCI All Country World (ACWI) ex USA Index (Net)	13.60%	1.29%	2.16%	6.54%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.73% and 0.98%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Mid-cap securities can have greater risks and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors, geographic regions or countries may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	8.9%
Consumer Discretionary	10.8
Consumer Staples	8.3
Energy	5.7
Financials	17.2
Health Care	11.0
Industrials	15.1
Information Technology	7.4
Materials	3.1
Real Estate	5.2
Utilities	4.6

Total	97.3%

Short-Term Investments	3.0
Other Assets & Liabilities	(0.3)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

10

Hartford MidCap HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 7/14/1997 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	26.03%	8.50%	10.59%	15.65%
Class IB	25.84%	8.24%	10.32%	15.36%
S&P MidCap 400 Index	17.97%	1.36%	8.02%	14.64%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.69% and 0.94%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risk and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	1.6%
Consumer Discretionary	9.5
Energy	1.1
Financials	13.2
Health Care	19.8
Industrials	17.8
Information Technology	29.4
Materials	2.9
Real Estate	1.9
Utilities	2.6

Total	99.8%

Short-Term Investments	0.6
Other Assets & Liabilities	(0.4)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

11

Hartford MidCap Growth HLS Fund (formerly, Hartford Small/Mid Cap Equity HLS Fund)

Fund Overview

June 30, 2019 (Unaudited)

Inception 5/01/1998 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	27.75%	10.40%	8.12%	14.33%
Class IB	27.53%	10.05%	7.83%	14.03%
Russell Midcap Growth Index	26.08%	13.94%	11.10%	16.02%
Russell 2500 Index	19.25%	1.77%	7.66%	14.44%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to June 4, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of June 4, 2012, HIMCO no longer served as the sub-adviser to the Fund.

Performance information prior to November 1, 2018, includes the Fund’s performance when it pursued different strategies. For more information, please see the Fund’s statutory prospectus.

Effective November 1, 2018, the Fund changed its benchmark to the Russell Midcap Growth Index from the Russell 2500 Index because Hartford Funds Management Company, LLC believes it better reflects the Fund’s revised investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.91% and 1.16%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risk and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.9%
Consumer Discretionary	23.4
Financials	3.0
Health Care	18.0
Industrials	13.5
Information Technology	34.3
Real Estate	2.9

Total	99.0%

Short-Term Investments	1.1
Other Assets & Liabilities	(0.1)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

12

Hartford MidCap Value HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 4/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	17.42%	-0.48%	4.75%	13.11%
Class IB	17.21%	-0.82%	4.48%	12.82%
Russell MidCap Value Index	18.02%	3.68%	6.72%	14.56%
Russell 2500 Value Index	15.26%	-1.92%	5.55%	13.28%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Effective 3/31/19, the Russell 2500 Value Index is no longer one of the Fund’s benchmarks. Hartford Funds Management Company, LLC, the investment manager, believes that the Russell MidCap Value Index better reflects the Fund’s investment strategy.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information may reflect historical or current waivers/reimbursements without which performance would have been lower. For information on current expense waivers/reimbursements, please see the prospectus.

As shown in the Fund’s current prospectus, the gross expense ratios are as follows: 0.85% (Class IA) and 1.10% (Class IB). The net expense ratios are as shown in the Fund’s current prospectus as follows: 0.81% (Class IA) and 1.06% (Class IB). Gross expenses do not reflect fee waiver arrangements. Net expenses reflect such arrangements, which remain in effect until April 30, 2020 unless the Fund’s Board of Directors approves an earlier termination. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Mid-cap securities can have greater risk and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	3.9%
Consumer Discretionary	4.1
Consumer Staples	2.3
Energy	7.0
Financials	19.0
Health Care	7.4
Industrials	13.7
Information Technology	14.1
Materials	8.4
Real Estate	12.0
Utilities	6.9

Total	98.8%

Short-Term Investments	2.7
Other Assets & Liabilities	(1.5)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

13

Hartford Small Cap Growth HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 5/02/1994 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term capital appreciation.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	23.73%	0.50%	8.68%	16.34%
Class IB	23.58%	0.27%	8.41%	16.05%
Russell 2000 Growth Index	20.36%	-0.49%	8.63%	14.41%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information prior to July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as an additional sub-adviser to the Fund.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.65% and 0.90%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risk and volatility than large-cap securities. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	0.8%
Consumer Discretionary	13.5
Consumer Staples	3.3
Energy	1.3
Financials	10.8
Health Care	27.6
Industrials	17.4
Information Technology	18.3
Materials	3.0
Real Estate	2.8

Total	98.8%

Short-Term Investments	5.4
Other Assets & Liabilities	(4.2)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

14

Hartford Small Company HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 8/09/1996 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	28.02%	8.66%	8.24%	14.35%
Class IB	27.92%	8.38%	7.98%	14.07%
Russell 2000 Growth Index	20.36%	-0.49%	8.63%	14.41%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

Performance information prior to July 21, 2010 represents performance of the Fund’s previous additional sub-adviser, Hartford Investment Management Company (“HIMCO”). As of July 21, 2010, HIMCO no longer serves as an additional sub-adviser to the Fund.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.78% and 1.03%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to new investors, subject to certain exceptions. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Small-cap securities can have greater risk and volatility than large-cap securities. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	0.8%
Consumer Discretionary	18.8
Consumer Staples	2.2
Energy	0.7
Financials	6.8
Health Care	27.2
Industrials	14.8
Information Technology	19.4
Materials	2.3
Real Estate	4.2

Total	97.2%

Short-Term Investments	4.4
Other Assets & Liabilities	(1.6)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

15

Hartford Stock HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 8/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term growth of capital.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	20.90%	18.43%	11.31%	14.44%
Class IB	20.74%	18.14%	11.03%	14.16%
Russell 1000 Index	18.84%	10.02%	10.45%	14.77%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Consumer Discretionary	12.8%
Consumer Staples	16.2
Energy	1.5
Financials	11.7
Health Care	17.0
Industrials	18.7
Information Technology	9.4
Materials	5.1
Real Estate	5.9

Total	98.3%

Short-Term Investments	1.2
Other Assets & Liabilities	0.5

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

16

Hartford Total Return Bond HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 8/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks a competitive total return, with income as a secondary objective.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	7.26%	8.01%	3.26%	4.90%
Class IB	7.01%	7.66%	2.99%	4.63%
Bloomberg Barclays U.S. Aggregate Bond Index	6.11%	7.87%	2.95%	3.90%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.51% and 0.76%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. The Fund may allocate a portion of its assets to specialist portfolio managers, which may not work as intended. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Investments in high-yield (“junk”) bonds involve greater risk of price volatility, illiquidity, and default than higher-rated debt securities. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risk. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. These risks may be greater for investments in emerging markets. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of June 30, 2019

Category	Percentage of Net Assets
Equity Securities
Common Stocks	0.0%*
Escrows	0.0 *
Preferred Stocks	0.1
Warrants	0.0 *

Total	0.1%

Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	27.5%
Corporate Bonds	29.4
Foreign Government Obligations	1.4
Municipal Bonds	0.9
Senior Floating Rate Interests	2.4
U.S. Government Agencies	45.3
U.S. Government Securities	16.0

Total	122.9%

Short-Term Investments	2.5
Purchased Options	0.2
Other Assets & Liabilities	(25.7)

Total	100.0%

*	Percentage rounds to zero.

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

17

Hartford Ultrashort Bond HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 8/31/1977 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks total return and income consistent with preserving capital and maintaining liquidity.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	Since Inception[2]
Class IA	1.68%	2.66%	1.05%	0.96%
Class IB	1.59%	2.37%	0.78%	0.70%
Bloomberg Barclays Short Treasury 9-12 Month Index	1.69%	2.88%	1.06%	0.96%

[1]	Not Annualized
[2]	On October 21, 2013, the Fund converted from a money market fund to an ultrashort bond fund. Total returns shown are from conversion date (October 21, 2013) to June 30, 2019.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Prior to October 21, 2013, the Fund was managed as a money market fund. Accordingly, performance of the Fund prior to October 21, 2013 is not shown. Past performance information for when the Fund was managed as a money market fund is available upon request by calling 1-888-843-7824.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.45% and 0.70%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •The risks associated with mortgage related- and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •Restricted securities may be more difficult to sell and price than other securities. •Repurchase agreements may increase the Fund’s risk and volatility.

Composition by Security Type(1)

as of June 30, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	38.7%
Corporate Bonds	33.9
Municipal Bonds	0.3
U.S. Government Agencies	0.6
U.S. Government Securities	23.8

Total	97.3%

Short-Term Investments	4.4
Other Assets & Liabilities	(1.7)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

18

Hartford U.S. Government Securities HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 3/24/1987 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks to maximize total return while providing shareholders with a high level of current income consistent with prudent investment risk.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	3.98%	5.38%	2.00%	2.53%
Class IB	3.88%	5.17%	1.73%	2.28%
Bloomberg Barclays Intermediate Government Bond Index	3.96%	6.15%	1.94%	2.38%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

Performance information prior to March 5, 2012 represents performance of the Fund’s previous sub-adviser, Hartford Investment Management Company (“HIMCO”). As of March 5, 2012, HIMCO no longer served as the sub-adviser to the Fund.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.53% and 0.78%, respectively. Expenses shown include acquired fund fees and expenses. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Fixed income security risks include credit, liquidity, call, duration, and interest-rate risk. As interest rates rise, bond prices generally fall. •The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk. •Derivatives are generally more volatile and sensitive to changes in market or economic conditions than other securities; their risks include currency, leverage, liquidity, index, pricing, and counterparty risk. •The risks associated with mortgage related- and asset-backed securities include credit, interest-rate, prepayment, liquidity, default and extension risk •Obligations of U.S. Government agencies are supported by varying degrees of credit but are generally not backed by the full faith and credit of the U.S. Government. •Restricted securities may be more difficult to sell and price than other securities.

Composition by Security Type(1)

as of June 30, 2019

Category	Percentage of Net Assets
Fixed Income Securities
Asset & Commercial Mortgage Backed Securities	20.3%
U.S. Government Agencies	67.9
U.S. Government Securities	24.0

Total	112.2%

Short-Term Investments	1.1
Other Assets & Liabilities	(13.3)

Total	100.0%

(1)	For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

19

Hartford Value HLS Fund

Fund Overview

June 30, 2019 (Unaudited)

Inception 4/30/2001 Sub-advised by Wellington Management Company LLP	Investment objective – The Fund seeks long-term total return.

Average Annual Total Returns

for the Periods Ending 6/30/19

	6 Months[1]	1 Year	5 Years	10 Years
Class IA	16.55%	5.94%	6.87%	12.04%
Class IB	16.50%	5.70%	6.60%	11.76%
Russell 1000 Value Index	16.24%	8.46%	7.46%	13.19%

[1]	Not Annualized

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of the investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. To obtain performance data current to the most recent month-end, please visit our website www.hartfordfunds.com.

Total returns presented above were calculated using the Fund’s net asset value available to shareholders for sale or redemption of Fund shares on June 30, 2019, which may exclude investment transactions as of this date. All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all fund expenses.

You cannot invest directly in an index.

See “Benchmark Glossary” for benchmark descriptions.

As shown in the Fund’s current prospectus, the total annual fund operating expense ratios for Class IA and Class IB were 0.71% and 0.96%, respectively. Actual expenses may be higher or lower. Please see the accompanying Financial Highlights for expense ratios for the period ended June 30, 2019.

The table does not reflect the deductions of taxes, sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees or expenses would lower the contract’s or plan’s performance.

The Fund is closed to certain qualified pension and retirement plans. For more information, please see the Fund’s statutory prospectus.

Important Risks

Investing involves risk, including the possible loss of principal. Security prices fluctuate in value depending on general market and economic conditions and the prospects of individual companies. •Foreign investments may be more volatile and less liquid than U.S. investments and are subject to the risk of currency fluctuations and adverse political and economic developments. •The Fund’s focus on investments in particular sectors may increase its volatility and risk of loss if adverse developments occur. •Different investment styles may go in and out of favor, which may cause the Fund to underperform the broader stock market.

Composition by Sector(1)

as of June 30, 2019

Sector	Percentage of Net Assets
Equity Securities
Communication Services	5.2%
Consumer Discretionary	4.5
Consumer Staples	5.3
Energy	8.4
Financials	23.0
Health Care	18.4
Industrials	9.7
Information Technology	11.4
Materials	4.6
Real Estate	3.3
Utilities	5.0

Total	98.8%

Short-Term Investments	2.1
Other Assets & Liabilities	(0.9)

Total	100.0%

(1)

A sector may be comprised of several industries. For Fund compliance purposes, the Fund may not use the same classification system. These sector classifications are used for financial reporting purposes.

20

Hartford HLS Funds

Benchmark Glossary (Unaudited)

Bloomberg Barclays Government/Credit Bond Index (reflects no deduction for fees, expenses or taxes) is designed to measure the non-securitized component of the U.S. Aggregate Index. It includes investment grade, U.S. dollar-denominated, fixed-rate Treasuries, government-related and corporate securities.

Bloomberg Barclays Intermediate Government Bond Index (reflects no deduction for fees, expenses or taxes) is an unmanaged index of government bonds with maturities of between one and ten years.

Bloomberg Barclays Short Treasury 9-12 Month Index (reflects no deduction for fees, expenses or taxes) includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips.

Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) is composed of securities that are Securities and Exchange Commission registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. These major sectors are subdivided into more specific indices that are calculated and reported on a regular basis.

Bloomberg Barclays U.S. Corporate High Yield Bond Index (reflects no deduction for fees, expenses or taxes) is a market-value-weighted index that tracks the total return performance of non-investment grade, fixed-rate, publicly placed, dollar denominated and nonconvertible debt registered with the Securities and Exchange Commission.

ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes) is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding Treasury Bill that matures closest to, but not beyond, three months from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date.

MSCI ACWI ex USA Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap representation across developed markets (excluding the United States) and emerging market countries.

MSCI World Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deduction for fees, expenses or other taxes) is designed to capture large and mid cap securities exhibiting overall growth style characteristics across developed markets.

Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the mid-cap growth segment of the US equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell MidCap Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of the mid-cap value segment of the U.S. equity universe. It includes those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 1000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index which is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalizations.

Russell 2500 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the small to mid-cap segment of the U.S. equity universe, commonly referred to as “smid” cap. The Russell 2500 Index is a subset of the Russell 3000 Index and includes approximately 2,500 of the smallest U.S. Companies based on a combination of their market capitalization and current index membership.

Russell 3000 Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 2000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an index comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on a combination of their market capitalization and current index membership.

Russell 3000 Growth Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 3000 Index is designed to measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) is designed to measure the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is designed to measure the performance of the 1,000 largest companies in the Russell 3000 Index based on their market capitalization and current index membership.

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes) measures the performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest U.S. companies based on their market capitalization and current index membership.

S&P Composite 1500 Health Care Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index comprised of those companies included in the S&P Composite 1500 that are classified as members of the Global Industry Classification Standard (GICS®) health care sector.

S&P MidCap 400 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted index designed to measure the performance of the mid-cap segment of the market. The index is composed of 400 constituent companies.

21

Hartford HLS Funds

Benchmark Glossary (Unaudited) – (continued)

S&P 500 Index (reflects no deduction for fees, expenses or taxes) is a float-adjusted market capitalization-weighted price index composed of 500 widely held common stocks.

BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays approves or endorses this material, or guarantees the accuracy or completeness of any information herein, or makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Neither MSCI nor any other party involved in or related to compiling, computing or creating the MSCI data makes any express or implied warranties or representations with respect to such data (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such data. Without limiting any of the foregoing, in no event shall MSCI, any of its affiliates or any third party involved in or related to compiling, computing or creating the data have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages. No further distribution or dissemination of the MSCI data is permitted without MSCI’s express written consent.

22

Hartford HLS Funds

Expense Examples (Unaudited)

Your Fund’s Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment management fees, distribution and/or service (12b-1) fees, if any, and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2019 through June 30, 2019. To the extent a Fund was subject to acquired fund fees and expenses during the period, acquired fund fees and expenses are not included in the annualized expense ratios below.

Actual Expenses

The first set of columns of the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During The Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second set of columns of the table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or fees which may be applied at the variable life insurance, variable annuity, or qualified retirement plan product level. Therefore, the second set of columns of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher. Expenses for a class of a Fund are equal to the class’ annualized expense ratio multiplied by average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses paid during the period January 1, 2019 through June 30, 2019	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses paid during the period January 1, 2019 through June 30, 2019	Annualized expense ratio
Hartford Balanced HLS Fund

Class IA	$1,000.00	$1,134.70	$3.33	$1,000.00	$1,021.67	$3.16	0.63%
Class IB	$1,000.00	$1,133.60	$4.66	$1,000.00	$1,020.43	$4.41	0.88%

Hartford Capital Appreciation HLS Fund

Class IA	$1,000.00	$1,214.80	$3.73	$1,000.00	$1,021.42	$3.41	0.68%
Class IB	$1,000.00	$1,213.30	$5.10	$1,000.00	$1,020.18	$4.66	0.93%
Class IC	$1,000.00	$1,211.90	$6.47	$1,000.00	$1,018.94	$5.91	1.18%

Hartford Disciplined Equity HLS Fund

Class IA	$1,000.00	$1,198.70	$4.31	$1,000.00	$1,020.88	$3.96	0.79%
Class IB	$1,000.00	$1,197.20	$5.67	$1,000.00	$1,019.64	$5.21	1.04%

Hartford Dividend and Growth HLS Fund

Class IA	$1,000.00	$1,155.70	$3.63	$1,000.00	$1,021.42	$3.41	0.68%
Class IB	$1,000.00	$1,153.90	$4.97	$1,000.00	$1,020.18	$4.66	0.93%

Hartford Global Growth HLS Fund

Class IA	$1,000.00	$1,227.40	$4.47	$1,000.00	$1,020.78	$4.06	0.81%
Class IB	$1,000.00	$1,226.10	$5.85	$1,000.00	$1,019.54	$5.31	1.06%

Hartford Growth Opportunities HLS Fund

Class IA	$1,000.00	$1,285.60	$3.68	$1,000.00	$1,021.57	$3.26	0.65%
Class IB	$1,000.00	$1,283.90	$5.10	$1,000.00	$1,020.33	$4.51	0.90%
Class IC	$1,000.00	$1,282.40	$6.51	$1,000.00	$1,019.09	$5.76	1.15%

Hartford Healthcare HLS Fund

Class IA	$1,000.00	$1,162.00	$4.82	$1,000.00	$1,020.33	$4.51	0.90%
Class IB	$1,000.00	$1,161.00	$6.16	$1,000.00	$1,019.09	$5.76	1.15%

23

Hartford HLS Funds

Expense Examples (Unaudited) – (continued)

	Actual Return			Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses paid during the period January 1, 2019 through June 30, 2019	Beginning Account Value January 1, 2019	Ending Account Value June 30, 2019	Expenses paid during the period January 1, 2019 through June 30, 2019	Annualized expense ratio
Hartford High Yield HLS Fund

Class IA	$1,000.00	$1,100.70	$4.06	$1,000.00	$1,020.93	$3.91	0.78%
Class IB	$1,000.00	$1,099.70	$5.36	$1,000.00	$1,019.69	$5.16	1.03%

Hartford International Opportunities HLS Fund

Class IA	$1,000.00	$1,187.60	$4.07	$1,000.00	$1,021.08	$3.76	0.75%
Class IB	$1,000.00	$1,185.90	$5.42	$1,000.00	$1,019.84	$5.01	1.00%

Hartford MidCap HLS Fund

Class IA	$1,000.00	$1,260.30	$3.92	$1,000.00	$1,021.32	$3.51	0.70%
Class IB	$1,000.00	$1,258.40	$5.32	$1,000.00	$1,020.08	$4.76	0.95%

Hartford MidCap Growth HLS Fund

Class IA	$1,000.00	$1,277.50	$5.20	$1,000.00	$1,020.23	$4.61	0.92%
Class IB	$1,000.00	$1,275.30	$6.60	$1,000.00	$1,018.99	$5.86	1.17%

Hartford MidCap Value HLS Fund

Class IA	$1,000.00	$1,174.20	$4.42	$1,000.00	$1,020.73	$4.11	0.82%
Class IB	$1,000.00	$1,172.10	$5.76	$1,000.00	$1,019.49	$5.36	1.07%

Hartford Small Cap Growth HLS Fund

Class IA	$1,000.00	$1,237.30	$3.55	$1,000.00	$1,021.62	$3.21	0.64%
Class IB	$1,000.00	$1,235.80	$4.93	$1,000.00	$1,020.38	$4.46	0.89%

Hartford Small Company HLS Fund

Class IA	$1,000.00	$1,280.20	$4.47	$1,000.00	$1,020.88	$3.96	0.79%
Class IB	$1,000.00	$1,279.20	$5.88	$1,000.00	$1,019.64	$5.21	1.04%

Hartford Stock HLS Fund

Class IA	$1,000.00	$1,209.00	$2.85	$1,000.00	$1,022.22	$2.61	0.52%
Class IB	$1,000.00	$1,207.40	$4.21	$1,000.00	$1,020.98	$3.86	0.77%

Hartford Total Return Bond HLS Fund

Class IA	$1,000.00	$1,072.60	$2.62	$1,000.00	$1,022.27	$2.56	0.51%
Class IB	$1,000.00	$1,070.10	$3.90	$1,000.00	$1,021.03	$3.81	0.76%

Hartford Ultrashort Bond HLS Fund

Class IA	$1,000.00	$1,016.80	$2.25	$1,000.00	$1,022.56	$2.26	0.45%
Class IB	$1,000.00	$1,015.90	$3.50	$1,000.00	$1,021.32	$3.51	0.70%

Hartford U.S. Government Securities HLS Fund

Class IA	$1,000.00	$1,039.80	$2.68	$1,000.00	$1,022.17	$2.66	0.53%
Class IB	$1,000.00	$1,038.80	$3.94	$1,000.00	$1,020.93	$3.91	0.78%

Hartford Value HLS Fund

Class IA	$1,000.00	$1,165.50	$3.87	$1,000.00	$1,021.22	$3.61	0.72%
Class IB	$1,000.00	$1,165.00	$5.21	$1,000.00	$1,019.98	$4.86	0.97%

24

Hartford Balanced HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.7%
	Banks - 5.4%
1,038,530	Bank of America Corp.	$30,117,370
390,800	Citigroup, Inc.	27,367,724
331,780	JP Morgan Chase & Co.	37,093,004
126,840	PNC Financial Services Group, Inc.	17,412,595

		111,990,693

	Capital Goods - 6.2%
132,280	Caterpillar, Inc.	18,028,441
322,570	Fortune Brands Home & Security, Inc.	18,428,424
123,930	Ingersoll-Rand plc	15,698,213
94,140	L3Harris Technologies, Inc.	17,804,698
65,020	Lockheed Martin Corp.	23,637,371
551,930	nVent Electric plc	13,682,345
152,480	United Technologies Corp.	19,852,896

		127,132,388

	Consumer Durables & Apparel - 1.0%
230,230	Skechers USA, Inc. Class A*	7,249,943
401,820	Tapestry, Inc.	12,749,748

		19,999,691

	Consumer Services - 0.8%
163,246	Hilton Worldwide Holdings, Inc.	15,955,664

	Diversified Financials - 1.1%
550,920	Invesco Ltd.	11,271,823
235,750	TD Ameritrade Holding Corp.	11,768,640

		23,040,463

	Energy - 3.9%
131,650	Concho Resources, Inc.	13,583,647
171,410	EOG Resources, Inc.	15,968,556
297,700	Exxon Mobil Corp.	22,812,751
568,230	Noble Energy, Inc.	12,728,352
101,770	Pioneer Natural Resources Co.	15,658,332

		80,751,638

	Food & Staples Retailing - 0.6%
378,310	US Foods Holding Corp.*	13,528,366

	Food, Beverage & Tobacco - 1.8%
317,270	Mondelez International, Inc. Class A	17,100,853
254,490	Philip Morris International, Inc.	19,985,100

		37,085,953

	Health Care Equipment & Services - 5.1%
77,550	Anthem, Inc.	21,885,386
363,730	Boston Scientific Corp.*	15,633,115
354,190	Koninklijke Philips N.V.	15,398,736
237,085	Medtronic plc	23,089,708
123,400	UnitedHealth Group, Inc.	30,110,834

		106,117,779

	Household & Personal Products - 0.7%
255,930	Unilever N.V.	15,540,070

	Insurance - 2.6%
391,000	American International Group, Inc.	20,832,480
149,270	Assurant, Inc.	15,879,343
174,850	Intact Financial Corp.	16,158,487

		52,870,310

	Materials - 2.8%
171,670	Celanese Corp.	18,506,026
268,486	Dow, Inc.*	13,239,045
181,000	FMC Corp.	15,013,950
284,620	Sealed Air Corp.	12,176,043

		58,935,064

Shares or Principal Amount		Market Value†
COMMON STOCKS - 65.7% - (continued)
	Media & Entertainment - 4.5%
55,845	Alphabet, Inc. Class C*	$60,363,419
749,110	Comcast Corp. Class A	31,672,371

		92,035,790

	Pharmaceuticals, Biotechnology & Life Sciences - 7.5%
111,120	Allergan plc	18,604,822
474,810	AstraZeneca plc ADR	19,600,157
175,090	Eli Lilly & Co.	19,398,221
188,170	Nektar Therapeutics*	6,695,089
176,880	Neurocrine Biosciences, Inc.*	14,933,978
178,910	Novartis AG	16,333,007
636,610	Pfizer, Inc.	27,577,945
63,425	Roche Holding AG	17,834,326
70,300	Vertex Pharmaceuticals, Inc.*	12,891,614

		153,869,159

	Real Estate - 1.1%
168,940	Crown Castle International Corp. REIT	22,021,329

	Retailing - 3.4%
11,702,200	Allstar Co.*(1)(2)(3)	468,088
9,970	Booking Holdings, Inc.*	18,690,859
138,460	Home Depot, Inc.	28,795,526
349,290	TJX Cos., Inc.	18,470,455
67,006	Tory Burch LLC*(1)(2)(3)	3,288,663

		69,713,591

	Semiconductors & Semiconductor Equipment - 5.3%
176,820	Analog Devices, Inc.	19,957,673
56,950	Broadcom, Inc.	16,393,627
586,460	Intel Corp.	28,073,840
131,630	KLA-Tencor Corp.	15,558,666
236,970	Maxim Integrated Products, Inc.	14,175,545
377,050	Micron Technology, Inc.*	14,550,360

		108,709,711

	Software & Services - 5.3%
60,610	Adobe, Inc.*	17,858,737
144,540	Fidelity National Information Services, Inc.	17,732,167
549,070	Microsoft Corp.	73,553,417

		109,144,321

	Technology Hardware & Equipment - 2.8%
548,900	Cisco Systems, Inc.	30,041,297
238,160	NetApp, Inc.	14,694,472
2,585,070	Nokia Oyj	12,875,699

		57,611,468

	Telecommunication Services - 1.2%
451,520	Verizon Communications, Inc.	25,795,338

	Transportation - 1.0%
121,010	Union Pacific Corp.	20,464,001

	Utilities - 1.6%
170,740	Dominion Energy, Inc.	13,201,617
99,570	NextEra Energy, Inc.	20,397,910

		33,599,527

	Total Common Stocks (cost $1,019,043,211)	$1,355,912,314

ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.0%
	Asset-Backed - Automobile - 0.3%
$117,265	ARI Fleet Lease Trust 1.91%, 04/15/2026(4)	$116,950
460,665	Canadian Pacer Auto Receivables Trust 2.05%, 03/19/2021(4)	459,997

The accompanying notes are an integral part of these financial statements.

25

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.0% - (continued)
	Asset-Backed - Automobile - 0.3% - (continued)
	Chesapeake Funding LLC
$706,327	1.91%, 08/15/2029(4)	$702,810
502,208	1 mo. USD LIBOR + 0.450%, 2.84%, 05/15/2029(4)(5)	502,049
399,499	1 mo. USD LIBOR + 1.000%, 3.39%, 06/15/2028(4)(5)	400,012
	Enterprise Fleet Financing LLC
379,524	1.97%, 01/20/2023(4)	378,689
153,990	2.13%, 07/20/2022(4)	153,762
545,217	2.13%, 05/22/2023(4)	544,242
	First Investors Auto Owner Trust
26,377	1.86%, 10/15/2021(4)	26,361
200,159	2.00%, 03/15/2022(4)	199,949
615,000	3.41%, 04/18/2022(4)	617,183
285,052	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(4)	284,526
442,617	Securitized Term Auto Receivables Trust 2.04%, 04/26/2021(4)	441,677
285,337	Wheels SPV LLC 1.88%, 04/20/2026(4)	284,569

		5,112,776

	Asset-Backed - Finance & Insurance - 1.7%
2,234,969	Ajax Mortgage Loan Trust 3.16%, 09/25/2056(4)(6)	2,250,354
3,480,000	Atlas Senior Loan Fund Ltd. 3 mo. USD LIBOR + 1.300%, 3.90%, 01/16/2030(4)(5)	3,471,874
1,029,073	Bayview Koitere Fund Trust 3.50%, 07/28/2057(4)(6)	1,050,526
	Bayview Opportunity Master Fund Trust
541,097	3.50%, 01/28/2055(4)(6)	550,677
563,300	3.50%, 06/28/2057(4)(6)	573,410
533,074	4.00%, 11/28/2053(4)(6)	549,480
741,010	4.00%, 10/28/2064(4)(6)	763,989
1,705,000	CIFC Funding Ltd. 3 mo. USD LIBOR + 1.050%, 3.63%, 04/24/2030(4)(5)	1,692,388
	DB Master Finance LLC
315,000	3.79%, 05/20/2049(4)	321,716
280,000	4.02%, 05/20/2049(4)	288,204
1,245,000	Dryden CLO Ltd. 3 mo. USD LIBOR + 1.800%, 4.34%, 01/15/2029(4)(5)	1,244,382
	Ford Credit Floorplan Master Owner Trust
1,375,000	1.75%, 07/15/2021	1,374,482
430,000	2.09%, 03/15/2022(4)	429,245
	GreatAmerica Leasing Receivables Funding LLC
1,040,000	2.36%, 01/20/2023(4)	1,040,172
470,000	2.60%, 06/15/2021(4)	471,337
332,000	2.83%, 06/17/2024(4)	335,658
250,000	Horizon Aircraft Finance Ltd. 3.72%, 07/15/2039(4)	249,999
1,465,000	KKR CLO Ltd. 3 mo. USD LIBOR + 1.340%, 3.94%, 04/15/2029(4)(5)	1,464,729
2,635,000	Madison Park Funding Ltd. 3 mo. USD LIBOR + 0.750%, 3.35%, 04/15/2029(4)(5)	2,608,964
2,690,000	Magnetite VII Ltd. 3 mo. USD LIBOR + 0.800%, 3.40%, 01/15/2028(4)(5)	2,660,012
1,615,000	Magnetite XVIII Ltd. 3 mo. USD LIBOR + 1.500%, 4.02%, 11/15/2028(4)(5)	1,602,038
	MMAF Equipment Finance LLC
665,000	2.21%, 10/17/2022(4)	664,831
1,000,000	2.21%, 12/15/2032(4)	1,002,028
236,382	OneMain Financial Issuance Trust 3.66%, 02/20/2029(4)	237,386
1,565,000	SBA Tower Trust 2.90%, 10/15/2044(4)(7)	1,564,980
	Springleaf Funding Trust
233,762	2.90%, 11/15/2029(4)	233,995
755,000	3.48%, 05/15/2028(4)	764,821
615,000	SPS Servicer Advance Receivables Trust 3.62%, 10/17/2050(4)	623,708

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 3.0% - (continued)
	Asset-Backed - Finance & Insurance - 1.7% - (continued)
	Towd Point Mortgage Trust
$978,407	2.75%, 10/25/2056(4)(6)	$982,286
246,388	2.75%, 04/25/2057(4)(6)	246,804
727,289	2.75%, 06/25/2057(4)(6)	730,637
343,382	3.00%, 01/25/2058(4)(6)	346,999
2,635,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.66%, 10/20/2028(4)(5)	2,637,340
804,133	Vantage Data Centers Issuer LLC 4.07%, 02/16/2043(4)	826,390

		35,855,841

	Commercial Mortgage-Backed Securities - 0.3%
840,000	BAMLL Commercial Mortgage Securities Trust 4.23%, 08/10/2038(4)(6)	928,323
2,220,000	CSMC Trust 2.76%, 04/05/2033(4)	2,232,580
	FREMF Mortgage Trust
230,000	3.26%, 04/25/2046(4)(6)	230,750
385,000	3.45%, 05/25/2045(4)(6)	385,138
1,015,000	4.22%, 09/25/2025(4)(6)	1,068,550
525,000	5.69%, 04/25/2020(4)(6)	534,943
1,000,000	SFAVE Commercial Mortgage Securities Trust 4.14%, 01/05/2043(4)(6)	1,036,529

		6,416,813

	Other ABS - 0.3%
310,000	AASET Trust 3.84%, 05/15/2039(4)	309,999
1,168,160	AASET U.S. Ltd. 4.45%, 11/18/2038(4)	1,193,637
1,225,000	BlueMountain CLO Ltd. 3 mo. USD LIBOR + 1.450%, 3.97%, 11/20/2028(4)(5)	1,212,041
605,833	Castlelake Aircraft Securitization Trust 3.97%, 04/15/2039(4)	606,857
1,695,000	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(4)	1,709,317
242,983	MAPS Ltd. 4.46%, 03/15/2044(4)	251,127
1,292,720	SoFi Consumer Loan Program Trust 3.54%, 11/26/2027(4)	1,307,565
299,554	START Ireland 4.09%, 03/15/2044(4)	301,558

		6,892,101

	Whole Loan Collateral CMO - 0.4%
	Angel Oak Mortgage Trust LLC
247,232	2.71%, 11/25/2047(4)(6)	247,204
335,094	3.63%, 03/25/2049(4)(6)	339,424
	COLT Mortgage Loan Trust
412,069	2.93%, 02/25/2048(4)(6)	411,274
409,704	3.69%, 10/26/2048(4)(6)	415,368
	Deephaven Residential Mortgage Trust
334,701	2.45%, 06/25/2047(4)(6)	334,482
281,068	2.58%, 10/25/2047(4)(6)	280,378
119,408	2.73%, 12/26/2046(4)(6)	119,451
457,349	2.98%, 12/25/2057(4)(6)	458,518
348,673	3.56%, 04/25/2059(4)(6)	352,408
696,135	MetLife Securitization Trust 3.00%, 04/25/2055(4)(6)	702,695
	Mill City Mortgage Loan Trust
284,895	2.50%, 04/25/2057(4)(6)	284,634
766,267	2.75%, 01/25/2061(4)(6)	769,281
915,139	New Residential Mortgage Loan Trust 4.00%, 04/25/2057(4)(6)	952,265
654,145	Towd Point Mortgage Trust 2.25%, 04/25/2056(4)(6)	650,345
837,247	Verus Securitization Trust 3.21%, 04/25/2059(4)(6)	843,834

		7,161,561

	Total Asset & Commercial Mortgage Backed Securities (cost $61,267,580)	$61,439,092

The accompanying notes are an integral part of these financial statements.

26

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5%
	Aerospace/Defense - 0.2%
$850,000	BAE Systems Holdings, Inc. 3.85%, 12/15/2025(4)	$888,522
	Lockheed Martin Corp.
500,000	4.07%, 12/15/2042	553,169
256,000	4.50%, 05/15/2036	293,737
560,000	4.85%, 09/15/2041	657,240
685,000	United Technologies Corp. 3.95%, 08/16/2025	738,705

		3,131,373

	Agriculture - 0.5%
	Altria Group, Inc.
560,000	4.50%, 05/02/2043	531,947
1,995,000	4.75%, 05/05/2021	2,078,513
200,000	4.80%, 02/14/2029	215,158
3,160,000	BAT Capital Corp. 3.56%, 08/15/2027	3,143,376
	BAT International Finance plc
685,000	2.75%, 06/15/2020(4)	686,606
2,775,000	3.25%, 06/07/2022(4)	2,815,131
290,000	3.50%, 06/15/2022(4)	296,453
1,065,000	Imperial Brands Finance plc 3.75%, 07/21/2022(4)	1,096,433
325,000	Philip Morris International, Inc. 4.88%, 11/15/2043	368,557

		11,232,174

	Airlines - 0.2%
2,759,294	Continental Airlines, Inc. 5.98%, 10/19/2023	2,926,783
1,607,367	Southwest Airlines Co. 6.15%, 02/01/2024	1,699,744
164,307	United Airlines Class B Pass Through Trust 4.60%, 09/01/2027	170,478

		4,797,005

	Auto Manufacturers - 0.5%
	Daimler Finance North America LLC
150,000	2.25%, 07/31/2019(4)	149,937
1,440,000	2.30%, 02/12/2021(4)	1,434,415
4,200,000	Ford Motor Credit Co. LLC 3.10%, 05/04/2023	4,138,548
	General Motors Financial Co., Inc.
3,185,000	3.70%, 05/09/2023	3,231,310
1,245,000	3.95%, 04/13/2024	1,271,968
580,000	Volkswagen Group of America Finance LLC 2.45%, 11/20/2019(4)	579,754

		10,805,932

	Beverages - 0.4%
1,750,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65%, 02/01/2026	1,840,045
310,000	4.70%, 02/01/2036	340,061
280,000	4.90%, 02/01/2046	311,761
	Anheuser-Busch InBev Worldwide, Inc.
1,125,000	3.50%, 01/12/2024	1,175,045
220,000	4.38%, 04/15/2038	232,235
2,515,000	4.75%, 01/23/2029	2,855,043
1,300,000	Coca-Cola Femsa S.A.B. de C.V. 3.88%, 11/26/2023	1,363,449
765,000	Molson Coors Brewing Co. 3.50%, 05/01/2022	785,370

		8,903,009

	Biotechnology - 0.1%
1,340,000	Biogen, Inc. 2.90%, 09/15/2020	1,346,730
770,000	Celgene Corp. 3.55%, 08/15/2022	797,346
335,000	Gilead Sciences, Inc. 2.55%, 09/01/2020	335,986

		2,480,062

	Chemicals - 0.1%
2,740,000	CNAC HK Synbridge Co., Ltd. 5.00%, 05/05/2020	2,767,263

	Commercial Banks - 4.4%
	Banco Santander S.A.
1,200,000	3.13%, 02/23/2023	1,217,250
600,000	3.85%, 04/12/2023	622,860

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Commercial Banks - 4.4% - (continued)
	Bank of America Corp.
$1,220,000	2.63%, 10/19/2020	$1,224,800
1,799,000	3 mo. USD LIBOR + 1.040%, 3.42%, 12/20/2028(5)	1,851,164
1,610,000	3 mo. USD LIBOR + 1.370%, 3.59%, 07/21/2028(5)	1,678,667
4,225,000	4.20%, 08/26/2024	4,491,180
	Barclays plc
2,740,000	3.20%, 08/10/2021	2,758,252
1,640,000	3 mo. USD LIBOR + 1.610%, 3.93%, 05/07/2025(5)	1,669,090
1,660,000	BB&T Corp. 3.20%, 09/03/2021	1,689,702
1,000,000	BNP Paribas S.A. 3.38%, 01/09/2025(4)	1,017,445
	BPCE S.A.
2,025,000	3.50%, 10/23/2027(4)	2,061,809
2,225,000	5.15%, 07/21/2024(4)	2,406,962
3,625,000	5.70%, 10/22/2023(4)	3,962,189
1,875,000	Capital One Financial Corp. 3.75%, 04/24/2024	1,967,624
	Citigroup, Inc.
1,220,000	2.50%, 07/29/2019	1,220,124
533,000	5.30%, 05/06/2044	634,230
290,000	8.13%, 07/15/2039	463,888
1,695,000	Citizens Bank NA 2.55%, 05/13/2021	1,700,016
	Credit Agricole S.A.
1,025,000	3.25%, 10/04/2024(4)	1,045,436
535,000	3.75%, 04/24/2023(4)	555,296
790,000	4.38%, 03/17/2025(4)	826,642
	Credit Suisse AG
855,000	3.00%, 10/29/2021	868,551
250,000	3.63%, 09/09/2024	263,341
	Credit Suisse Group AG
530,000	3.57%, 01/09/2023(4)	541,107
345,000	3 mo. USD LIBOR + 1.240%, 3.68%, 06/12/2024(4)(5)	345,945
260,000	3 mo. USD LIBOR + 1.410%, 3.87%, 01/12/2029(4)(5)	268,035
	Credit Suisse Group Funding Guernsey Ltd.
1,425,000	3.75%, 03/26/2025	1,488,256
1,885,000	3.80%, 09/15/2022	1,954,183
	Danske Bank A/S
775,000	3.88%, 09/12/2023(4)	789,880
440,000	5.00%, 01/12/2022(4)	460,261
575,000	5.38%, 01/12/2024(4)	621,499
	Deutsche Bank AG
1,505,000	3.15%, 01/22/2021	1,493,650
785,000	4.25%, 10/14/2021	795,814
	Goldman Sachs Group, Inc.
250,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(5)	261,291
2,460,000	6.25%, 02/01/2041	3,298,445
	HSBC Holdings plc
1,030,000	3.40%, 03/08/2021	1,045,839
3,625,000	3.60%, 05/25/2023	3,771,341
590,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(5)	645,261
1,490,000	Huntington National Bank 2.40%, 04/01/2020	1,488,926
	ING Groep N.V.
345,000	3.15%, 03/29/2022	351,519
1,100,000	3.95%, 03/29/2027	1,156,647
	JP Morgan Chase & Co.
2,240,000	3.25%, 09/23/2022	2,301,220
1,660,000	3 mo. USD LIBOR + 1.160%, 3.70%, 05/06/2030(5)	1,750,255
2,775,000	3 mo. USD LIBOR + 1.330%, 4.45%, 12/05/2029(5)	3,094,229
2,000,000	4.95%, 03/25/2020	2,038,247

The accompanying notes are an integral part of these financial statements.

27

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Commercial Banks - 4.4% - (continued)
$470,000	Macquarie Bank Ltd. 2.40%, 01/21/2020(4)	$469,931
2,215,000	Macquarie Group Ltd. 3 mo. USD LIBOR + 1.330%, 4.15%, 03/27/2024(4)(5)	2,309,160
	Morgan Stanley
1,450,000	3.13%, 07/27/2026	1,477,572
2,450,000	3.63%, 01/20/2027	2,571,364
1,000,000	3.70%, 10/23/2024	1,055,029
250,000	5.63%, 09/23/2019	251,734
4,905,000	NBK SPC Ltd. 2.75%, 05/30/2022(4)	4,890,805
1,755,000	Santander Holdings USA, Inc. 3.40%, 01/18/2023	1,780,868
	UBS Group Funding Switzerland AG
1,665,000	2.95%, 09/24/2020(4)	1,676,070
1,900,000	3.00%, 04/15/2021(4)	1,917,382
	Wells Fargo & Co.
4,344,000	4.48%, 01/16/2024	4,656,390
850,000	4.75%, 12/07/2046	968,895

		90,183,568

	Commercial Services - 0.3%
	CommonSpirit Health
1,854,000	2.95%, 11/01/2022	1,872,107
245,000	4.35%, 11/01/2042	246,321
	ERAC USA Finance LLC
655,000	2.35%, 10/15/2019(4)	654,226
1,800,000	4.50%, 08/16/2021(4)	1,876,415
1,500,000	5.63%, 03/15/2042(4)	1,812,749

		6,461,818

	Diversified Financial Services - 0.4%
5,417,742	Postal Square L.P. 8.95%, 06/15/2022	6,050,572
1,220,000	Societe Generale S.A. 3.25%, 01/12/2022(4)	1,237,464

		7,288,036

	Electric - 1.5%
1,960,000	Cleveland Electric Illuminating Co. 3.50%, 04/01/2028(4)	1,989,938
	Dominion Energy South Carolina, Inc.
465,000	4.25%, 08/15/2028	517,617
105,000	4.35%, 02/01/2042	115,022
205,000	4.60%, 06/15/2043	232,137
1,180,000	6.05%, 01/15/2038	1,524,165
360,000	6.63%, 02/01/2032	473,231
	Dominion Energy, Inc.
310,000	2.72%, 08/15/2021(7)	310,695
725,000	2.96%, 07/01/2019(7)	725,000
1,750,000	4.10%, 04/01/2021(7)	1,791,611
1,200,000	Duke Energy Carolinas LLC 6.10%, 06/01/2037	1,575,343
265,000	Duke Energy Corp. 3.40%, 06/15/2029	270,684
1,375,000	Electricite de France S.A. 10 year USD Swap + 3.041%, 5.63%, 01/22/2024(4)(5)(8)	1,412,812
365,000	Emera U.S. Finance L.P. 2.70%, 06/15/2021	366,248
1,000,000	FirstEnergy Corp. 3.90%, 07/15/2027	1,050,254
2,405,000	Fortis, Inc. 3.06%, 10/04/2026	2,387,305
	Georgia Power Co.
845,000	4.30%, 03/15/2042	895,611
245,000	4.75%, 09/01/2040	267,027
1,275,000	Indianapolis Power and Light Co. 6.60%, 06/01/2037(4)	1,666,910
515,000	Infraestructura Energetica Nova S.A.B. de C.V. 4.88%, 01/14/2048(4)	455,775
	NextEra Energy Capital Holdings, Inc.
215,000	3.25%, 04/01/2026	221,017
335,000	3.50%, 04/01/2029	348,442
645,000	Niagara Mohawk Power Corp. 4.28%, 12/15/2028(4)	709,761
1,325,000	Oglethorpe Power Corp. 5.25%, 09/01/2050	1,549,854

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Electric - 1.5% - (continued)
	Oncor Electric Delivery Co. LLC
$385,000	2.95%, 04/01/2025	$395,439
1,185,000	4.10%, 06/01/2022	1,242,877
	SCANA Corp.
893,000	4.13%, 02/01/2022(9)	912,211
1,222,000	4.75%, 05/15/2021	1,252,408
484,000	6.25%, 04/01/2020	494,154
2,000,000	Southern California Edison Co. 5.55%, 01/15/2037	2,295,833
	Southern Co.
1,450,000	2.75%, 06/15/2020	1,454,501
2,050,000	2.95%, 07/01/2023	2,080,702

		30,984,584

	Engineering & Construction - 0.1%
	SBA Tower Trust
1,235,000	2.88%, 07/15/2046(4)	1,237,239
225,000	3.45%, 03/15/2048(4)	231,345

		1,468,584

	Food - 0.3%
	Conagra Brands, Inc.
455,000	4.60%, 11/01/2025	495,315
330,000	5.30%, 11/01/2038	357,962
	Kraft Heinz Foods Co.
530,000	3.00%, 06/01/2026	515,736
2,030,000	4.00%, 06/15/2023	2,126,902
1,890,000	4.38%, 06/01/2046	1,795,725
1,065,000	Kroger Co. 4.00%, 02/01/2024	1,125,927
480,000	Sigma Alimentos S.A. de C.V. 4.13%, 05/02/2026(4)	483,485

		6,901,052

	Gas - 0.1%
330,000	Boston Gas Co. 3.15%, 08/01/2027(4)	335,283
1,870,000	KeySpan Gas East Corp. 2.74%, 08/15/2026(4)	1,844,990

		2,180,273

	Healthcare - Products - 0.1%
135,000	Boston Scientific Corp. 4.00%, 03/01/2029	146,040
	Medtronic, Inc.
775,000	3.15%, 03/15/2022	796,752
310,000	3.63%, 03/15/2024	328,826

		1,271,618

	Healthcare - Services - 0.7%
	Anthem, Inc.
421,000	3.30%, 01/15/2023	431,908
1,360,000	4.10%, 03/01/2028	1,454,898
475,000	4.65%, 08/15/2044	520,698
590,000	Catholic Health Initiatives 4.20%, 08/01/2023	622,448
955,000	Cigna Corp. 4.38%, 10/15/2028(4)	1,030,316
	Dignity Health
180,000	2.64%, 11/01/2019	179,805
714,000	3.81%, 11/01/2024	751,994
1,353,000	4.50%, 11/01/2042	1,407,732
1,770,000	Humana, Inc. 2.90%, 12/15/2022	1,794,990
	Mercy Health
1,400,000	3.56%, 08/01/2027	1,457,994
1,210,000	4.30%, 07/01/2028	1,336,723
	UnitedHealth Group, Inc.
920,000	3.35%, 07/15/2022	951,131
1,440,000	3.75%, 07/15/2025	1,537,992

		13,478,629

	Household Products - 0.2%
2,919,168	Procter & Gamble - Esop 9.36%, 01/01/2021	3,080,685

The accompanying notes are an integral part of these financial statements.

28

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Insurance - 0.5%
$1,255,000	American International Group, Inc. 4.25%, 03/15/2029	$1,348,103
1,000,000	Berkshire Hathaway, Inc. 2.75%, 03/15/2023	1,016,155
	Chubb INA Holdings, Inc.
495,000	2.30%, 11/03/2020	495,212
840,000	3.35%, 05/15/2024	884,285
200,000	Five Corners Funding Trust 4.42%, 11/15/2023(4)	214,393
	Liberty Mutual Group, Inc.
122,000	4.25%, 06/15/2023(4)	128,973
428,000	4.57%, 02/01/2029(4)	470,440
705,000	Marsh & McLennan Cos., Inc. 4.38%, 03/15/2029	777,825
	MetLife, Inc.
2,205,000	3.60%, 04/10/2024	2,339,209
795,000	4.88%, 11/13/2043	945,065
2,220,000	Trinity Acquisition plc 4.40%, 03/15/2026	2,361,270

		10,980,930

	Internet - 0.3%
	Alibaba Group Holding Ltd.
200,000	2.50%, 11/28/2019	200,091
1,775,000	3.40%, 12/06/2027	1,803,298
	Amazon.com, Inc.
1,250,000	2.50%, 11/29/2022	1,261,179
1,020,000	4.80%, 12/05/2034	1,254,728
480,000	4.95%, 12/05/2044	605,160
	Tencent Holdings Ltd.
1,095,000	3.60%, 01/19/2028(4)	1,117,999
470,000	3.98%, 04/11/2029(4)	491,110

		6,733,565

	IT Services - 0.2%
	Apple, Inc.
546,000	3.25%, 02/23/2026	570,471
1,360,000	3.45%, 05/06/2024	1,438,864
1,675,000	International Business Machines Corp. 3.30%, 05/15/2026	1,736,326

		3,745,661

	Machinery - Construction & Mining - 0.1%
1,500,000	Caterpillar Financial Services Corp. 3.30%, 06/09/2024	1,564,417

	Media - 0.8%
485,000	Charter Communications Operating LLC / Charter Communications Operating Capital 5.38%, 05/01/2047	511,767
	Comcast Corp.
1,140,000	3.95%, 10/15/2025	1,229,923
2,050,000	4.40%, 08/15/2035	2,283,323
585,000	4.60%, 10/15/2038	669,852
	Cox Communications, Inc.
80,000	4.60%, 08/15/2047(4)	81,057
2,320,000	4.80%, 02/01/2035(4)	2,350,630
365,000	Fox Corp. 4.03%, 01/25/2024(4)	388,232
	Sky Ltd.
1,265,000	2.63%, 09/16/2019(4)	1,265,154
2,386,000	3.75%, 09/16/2024(4)	2,535,358
	Time Warner Cable LLC
395,000	6.55%, 05/01/2037	456,383
250,000	7.30%, 07/01/2038	303,411
130,000	Time Warner Entertainment Co., L.P. 8.38%, 03/15/2023	154,049
	Viacom, Inc.
835,000	3.88%, 12/15/2021	857,881
2,175,000	4.25%, 09/01/2023	2,300,950

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Media - 0.8% - (continued)
	Walt Disney Co. (The)
$385,000	4.00%, 10/01/2023(4)	$410,837
1,275,000	4.50%, 02/15/2021(4)	1,323,176

		17,121,983

	Mining - 0.1%
1,575,000	Glencore Finance Canada Ltd. 4.25%, 10/25/2022(4)	1,646,888

	Oil & Gas - 0.9%
330,000	Anadarko Finance Co. 7.50%, 05/01/2031	437,646
1,326,000	Anadarko Petroleum Corp. 4.85%, 03/15/2021	1,372,643
1,200,000	BG Energy Capital plc 4.00%, 10/15/2021(4)	1,240,381
655,000	BP Capital Markets America, Inc. 3.25%, 05/06/2022	674,390
130,000	ConocoPhillips Co. 4.95%, 03/15/2026	148,481
	Equinor ASA
340,000	2.25%, 11/08/2019	339,821
160,000	2.45%, 01/17/2023	160,962
1,850,000	2.90%, 11/08/2020	1,867,590
210,000	3.25%, 11/10/2024	219,449
45,000	3.70%, 03/01/2024	47,874
1,290,000	Hess Corp. 7.30%, 08/15/2031	1,583,603
920,000	Marathon Oil Corp. 2.70%, 06/01/2020	920,839
	Petroleos Mexicanos
40,000	5.38%, 03/13/2022	40,302
475,000	5.50%, 01/21/2021	480,463
1,620,000	6.38%, 02/04/2021	1,662,120
3,540,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	3,630,266
1,865,000	Saudi Arabian Oil Co. 3.50%, 04/16/2029(4)	1,888,995
1,375,000	Total Capital International S.A. 2.70%, 01/25/2023	1,395,873

		18,111,698

	Oil & Gas Services - 0.1%
948,000	Schlumberger Holdings Corp. 3.90%, 05/17/2028(4)	986,518

	Pharmaceuticals - 1.3%
	Allergan Funding SCS
645,000	3.45%, 03/15/2022	658,555
975,000	3.80%, 03/15/2025	1,011,828
600,000	4.85%, 06/15/2044	622,944
	Allergan Sales LLC
142,000	4.88%, 02/15/2021(4)	146,257
800,000	5.00%, 12/15/2021(4)	836,581
	Bayer U.S. Finance LLC
260,000	2.38%, 10/08/2019(4)	259,659
955,000	3.38%, 10/08/2024(4)	959,510
2,230,000	4.25%, 12/15/2025(4)	2,359,514
	Cardinal Health, Inc.
990,000	2.40%, 11/15/2019	989,210
445,000	3.08%, 06/15/2024	448,000
880,000	3.50%, 11/15/2024	903,545
785,000	4.50%, 11/15/2044	731,550
	CVS Health Corp.
3,130,000	4.10%, 03/25/2025	3,301,180
600,000	5.13%, 07/20/2045	639,849
2,015,000	EMD Finance LLC 2.95%, 03/19/2022(4)	2,032,664
	McKesson Corp.
100,000	2.85%, 03/15/2023	100,757
650,000	3.80%, 03/15/2024	682,322
	Merck & Co., Inc.
1,960,000	2.75%, 02/10/2025	2,018,684
1,640,000	2.80%, 05/18/2023	1,679,485
2,325,000	Mylan N.V. 3.95%, 06/15/2026	2,248,248

The accompanying notes are an integral part of these financial statements.

29

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Pharmaceuticals - 1.3% - (continued)
	Mylan, Inc.
$1,025,000	4.55%, 04/15/2028(9)	$1,005,206
455,000	5.20%, 04/15/2048	420,149
755,000	Teva Pharmaceutical Finance Co. B.V. 3.65%, 11/10/2021	726,688
1,725,000	Teva Pharmaceutical Finance Netherlands B.V. 2.80%, 07/21/2023	1,492,125

		26,274,510

	Pipelines - 0.6%
872,000	Energy Transfer Operating L.P. 7.60%, 02/01/2024	1,012,801
375,000	Energy Transfer Partners L.P. 4.50%, 11/01/2023	396,143
2,395,000	EQM Midstream Partners L.P. 4.75%, 07/15/2023	2,490,460
	MPLX L.P.
485,000	4.00%, 03/15/2028	502,289
1,280,000	4.13%, 03/01/2027	1,339,850
2,425,000	Phillips 66 Partners L.P. 3.61%, 02/15/2025	2,498,768
	Sunoco Logistics Partners Operations L.P.
1,200,000	3.90%, 07/15/2026	1,225,377
509,000	4.40%, 04/01/2021	523,901
800,000	5.35%, 05/15/2045	831,975
2,470,000	Western Midstream Operating L.P. 4.00%, 07/01/2022	2,502,117

		13,323,681

	Real Estate - 0.2%
1,920,000	WEA Finance LLC 4.13%, 09/20/2028(4)	2,043,493
	WEA Finance LLC / Westfield UK & Europe Finance plc
730,000	2.70%, 09/17/2019(4)	729,966
1,400,000	3.25%, 10/05/2020(4)	1,413,378

		4,186,837

	Real Estate Investment Trusts - 0.5%
	American Tower Corp.
975,000	3.45%, 09/15/2021	995,957
375,000	4.40%, 02/15/2026	405,226
400,000	5.00%, 02/15/2024	440,375
760,000	AvalonBay Communities, Inc. 3.63%, 10/01/2020	770,268
1,950,000	Brandywine Operating Partnership L.P. 3.95%, 11/15/2027	2,010,595
	Crown Castle International Corp.
635,000	3.65%, 09/01/2027	653,919
525,000	3.80%, 02/15/2028	545,235
2,960,000	HCP, Inc. 4.00%, 06/01/2025	3,129,947
1,735,000	Scentre Group Trust 2.38%, 11/05/2019(4)	1,733,706

		10,685,228

	Retail - 0.2%
	CVS Health Corp.
2,100,000	4.00%, 12/05/2023	2,197,896
685,000	4.88%, 07/20/2035	717,110
220,000	Lowe’s Cos., Inc. 4.55%, 04/05/2049	236,188

		3,151,194

	Savings & Loans - 0.0%
540,000	Nationwide Building Society 3 mo. USD LIBOR + 1.181%, 3.62%, 04/26/2023(4)(5)	549,954

	Semiconductors - 0.1%
1,855,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.63%, 01/15/2024	1,872,568
810,000	Microchip Technology, Inc. 3.92%, 06/01/2021	824,536

		2,697,104

	Software - 0.3%
1,820,000	Fiserv, Inc. 3.20%, 07/01/2026	1,857,638

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 17.5% - (continued)
	Software - 0.3% - (continued)
	Microsoft Corp.
$1,605,000	2.40%, 08/08/2026	$1,613,115
1,000,000	3.70%, 08/08/2046	1,080,837
2,300,000	Oracle Corp. 3.25%, 11/15/2027	2,408,408

		6,959,998

	Telecommunications - 0.9%
635,000	America Movil S.A.B. de C.V. 3.13%, 07/16/2022	649,085
	AT&T, Inc.
2,325,000	3.60%, 07/15/2025	2,411,567
355,000	3.95%, 01/15/2025	374,936
800,000	4.13%, 02/17/2026	850,994
2,185,000	4.45%, 04/01/2024	2,351,167
1,327,000	4.85%, 03/01/2039	1,424,177
205,000	4.90%, 08/15/2037	220,956
715,000	GTP Acquisition Partners I LLC 2.35%, 06/15/2045(4)	712,652
576,000	Orange S.A. 9.00%, 03/01/2031	878,308
2,440,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 4.74%, 09/20/2029(4)	2,531,500
	Verizon Communications, Inc.
2,300,000	2.95%, 03/15/2022	2,349,777
2,086,000	4.52%, 09/15/2048	2,337,201
222,000	4.67%, 03/15/2055	251,742
715,000	4.75%, 11/01/2041	802,849
283,000	4.81%, 03/15/2039	325,346

		18,472,257

	Transportation - 0.3%
	Penske Truck Leasing Co. L.P. / PTL Finance Corp.
1,685,000	3.20%, 07/15/2020(4)	1,692,631
1,100,000	3.38%, 02/01/2022(4)	1,121,383
2,850,000	3.95%, 03/10/2025(4)	2,991,118

		5,805,132

	Water - 0.0%
625,000	American Water Capital Corp. 2.95%, 09/01/2027	629,227

	Total Corporate Bonds (cost $346,205,601)	$361,042,447

FOREIGN GOVERNMENT OBLIGATIONS - 0.5%
	Qatar - 0.4%
	Qatar Government International Bond
$4,990,000	2.38%, 06/02/2021(4)	$4,984,331
1,680,000	3.88%, 04/23/2023(4)	1,761,984
636,000	4.00%, 03/14/2029(4)	685,290

		7,431,605

	Saudi Arabia - 0.1%
	Saudi Government International Bond
935,000	2.38%, 10/26/2021(4)	933,299
1,385,000	2.88%, 03/04/2023(4)	1,400,581

		2,333,880

	Total Foreign Government Obligations (cost $9,538,477)	$9,765,485

MUNICIPAL BONDS - 0.8%
	General - 0.3%
	Chicago, IL, Transit Auth
$205,000	6.30%, 12/01/2021	$215,512
900,000	6.90%, 12/01/2040	1,216,122
365,000	City of Sacramento, CA 6.42%, 08/01/2023	419,885
375,000	Metropolitan Transportation Auth, NY, Rev 6.67%, 11/15/2039	523,770

The accompanying notes are an integral part of these financial statements.

30

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
MUNICIPAL BONDS - 0.8% - (continued)
	General - 0.3% - (continued)
$2,205,000	New York State Urban Dev Corp. 2.10%, 03/15/2022	$2,205,904
1,355,000	Sales Tax Securitization Corp., IL 4.79%, 01/01/2048	1,542,234

		6,123,427

	General Obligation - 0.2%
	California State, GO Taxable
420,000	7.35%, 11/01/2039	635,036
540,000	7.55%, 04/01/2039	854,885
685,000	Chicago, IL, Metropolitan Water Reclamation, GO 5.72%, 12/01/2038	887,883
2,130,000	Illinois State, GO 5.10%, 06/01/2033(9)	2,243,060

		4,620,864

	Power - 0.0%
485,000	New York, Utility Debt Securitization Auth 3.44%, 12/15/2025	503,571

	Transportation - 0.1%
875,000	Illinois State Toll Highway Auth 6.18%, 01/01/2034	1,178,677
570,000	New York and New Jersey Port Auth, Taxable Rev 6.04%, 12/01/2029	744,386

		1,923,063

	Utility - Electric - 0.2%
785,000	Illinois Municipal Electric Agency 6.83%, 02/01/2035	1,011,787
	Municipal Electric Auth, GA
1,596,000	6.64%, 04/01/2057	1,917,482
412,000	6.66%, 04/01/2057	538,377

		3,467,646

	Total Municipal Bonds (cost $14,847,899)	$16,638,571

U.S. GOVERNMENT AGENCIES - 1.1%
	Mortgage-Backed Agencies - 1.1%
	FHLMC - 0.5%
$10,399,131	3.50%, 08/01/2048	$10,675,736
26,849	4.00%, 03/01/2041	28,334
19,952	12 mo. USD CMT + 2.255%, 4.73%, 04/01/2029(5)	20,818

		10,724,888

	FNMA - 0.4%
711,831	1 mo. USD LIBOR + 0.400%, 2.84%, 10/25/2024(5)	707,793
1,959,412	3.50%, 12/01/2048	2,006,815
3,535,451	3.50%, 06/25/2059	3,692,611
46,093	4.50%, 11/01/2023	48,147
129,310	4.50%, 03/01/2038	138,816
69,170	4.50%, 11/01/2039	74,243
44,908	4.50%, 04/01/2040	48,233
109,113	4.50%, 08/01/2040	117,194
38,318	4.50%, 02/01/2041	41,150
541,525	4.50%, 04/01/2041	581,626
312,327	4.50%, 06/01/2041	335,453
446,003	4.50%, 07/01/2041	478,782
161,197	4.50%, 09/01/2041	173,136
59,588	4.50%, 07/01/2044	62,516

		8,506,515

	GNMA - 0.2%
80,953	5.00%, 07/15/2037	89,053
10,190	6.00%, 06/15/2024	11,147
4,559	6.00%, 07/15/2026	4,986

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 1.1% - (continued)
	Mortgage-Backed Agencies - 1.1% - (continued)
	GNMA - 0.2% - (continued)
$4,220	6.00%, 01/15/2028	$4,616
1,792	6.00%, 03/15/2028	1,975
44,903	6.00%, 04/15/2028	49,209
66,246	6.00%, 05/15/2028	72,464
18,294	6.00%, 06/15/2028	20,011
41,034	6.00%, 07/15/2028	44,885
16,244	6.00%, 08/15/2028	17,771
43,092	6.00%, 09/15/2028	47,137
93,548	6.00%, 10/15/2028	102,330
89,907	6.00%, 11/15/2028	98,345
86,937	6.00%, 12/15/2028	95,111
2,269	6.00%, 12/15/2031	2,531
21,686	6.00%, 09/15/2032	24,709
7,972	6.00%, 11/15/2032	9,043
1,927	6.00%, 04/15/2033	2,107
80,418	6.00%, 06/15/2033	89,572
30,801	6.00%, 10/15/2033	35,130
3,961	6.00%, 11/15/2033	4,494
59,976	6.00%, 10/15/2034	66,822
57,020	6.00%, 01/15/2035	62,628
7,154	6.00%, 05/15/2035	7,825
11,233	6.00%, 06/15/2035	12,451
501	6.50%, 03/15/2026	551
4,357	6.50%, 01/15/2028	4,787
42,982	6.50%, 03/15/2028	47,221
99,654	6.50%, 04/15/2028	109,481
29,591	6.50%, 05/15/2028	32,508
153,352	6.50%, 06/15/2028	168,474
6,443	6.50%, 10/15/2028	7,079
2,632	6.50%, 02/15/2035	3,000
15,061	7.00%, 11/15/2031	16,721
7,639	7.00%, 03/15/2032	8,514
1,071,580	7.00%, 11/15/2032	1,272,444
144,983	7.00%, 01/15/2033	168,252
153,090	7.00%, 05/15/2033	176,816
27,410	7.00%, 07/15/2033	31,346
182,014	7.00%, 11/15/2033	210,423
72,272	7.50%, 09/16/2035	82,781
153	8.00%, 09/15/2026	167
93	8.00%, 11/15/2026	97
8,186	8.00%, 12/15/2026	9,307
125	8.00%, 09/15/2027	129
5,319	8.00%, 07/15/2029	6,181
2,226	8.00%, 11/15/2029	2,232
10,507	8.00%, 12/15/2029	10,910
3,979	8.00%, 01/15/2030	4,077
3,807	8.00%, 02/15/2030	3,823
851	8.00%, 03/15/2030	860
21,390	8.00%, 04/15/2030	21,577
4,467	8.00%, 05/15/2030	4,610
36,907	8.00%, 06/15/2030	39,092
2,124	8.00%, 07/15/2030	2,208
65,752	8.00%, 08/15/2030	67,334
15,144	8.00%, 09/15/2030	15,507
7,481	8.00%, 11/15/2030	7,570
124,019	8.00%, 12/15/2030	138,311
245	8.00%, 02/15/2031	254
1,866	9.00%, 06/15/2022	1,881

		3,652,877

		22,884,280

	Total U.S. Government Agencies (cost $22,014,751)	$22,884,280

The accompanying notes are an integral part of these financial statements.

31

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 10.6%
	U.S. Treasury Securities - 10.6%
	U.S. Treasury Bonds - 4.7%
$19,250,000	2.50%, 02/15/2045(10)	$19,177,061
2,280,000	2.50%, 05/15/2046	2,266,819
1,560,000	2.75%, 08/15/2047	1,628,128
6,214,000	2.75%, 11/15/2047	6,486,105
10,070,800	2.88%, 05/15/2043	10,771,035
7,480,000	3.00%, 08/15/2048	8,203,456
4,200,000	3.00%, 02/15/2049	4,612,781
7,895,000	3.13%, 08/15/2044	8,808,168
1,620,000	3.13%, 05/15/2048	1,817,817
4,630,000	3.38%, 05/15/2044	5,380,205
21,300,000	4.38%, 02/15/2038	28,156,770

		97,308,345

	U.S. Treasury Notes - 5.9%
4,368,384	0.38%, 01/15/2027(11)	4,398,215
8,043,220	0.50%, 01/15/2028(11)	8,174,034
12,075,000	1.50%, 03/31/2023	11,974,532
18,505,000	2.13%, 03/31/2024	18,814,380
1,100,000	2.25%, 04/30/2024	1,124,965
4,980,000	2.38%, 04/30/2026	5,142,628
15,070,000	2.38%, 05/15/2029	15,573,314
7,730,000	2.63%, 06/30/2023	7,995,417
13,350,000	2.63%, 12/31/2023	13,852,711
5,545,000	2.63%, 02/15/2029	5,847,376
1,900,000	2.75%, 05/31/2023	1,972,660
11,310,000	2.88%, 10/31/2023	11,840,598
11,810,000	2.88%, 08/15/2028	12,691,137
1,005,000	2.88%, 05/15/2049	1,078,177

		120,480,144

		217,788,489

	Total U.S. Government Securities (cost $201,183,600)	$217,788,489

	Total Long-Term Investments (cost $1,674,101,119)	$2,045,470,678

SHORT-TERM INVESTMENTS - 0.7%
	Other Investment Pools & Funds - 0.6%
11,807,737	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(12)	11,807,737

	Securities Lending Collateral - 0.1%
135,897	Citibank NA DDCA, 2.36%, 7/1/2019(12)	135,897
1,233,590	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(12)	1,233,590
171,928	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(12)	171,928
522,750	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(12)	522,750
609,314	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(12)	609,314
44,454	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(12)	44,454

		2,717,933

	Total Short-Term Investments (cost $14,525,670)	$14,525,670

Total Investments (cost $1,688,626,789)	99.9%	$2,059,996,348
Other Assets and Liabilities	0.1%	2,207,917

Total Net Assets	100.0%	$2,062,204,265

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $3,756,751, which represented 0.2% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $3,756,751 or 0.2% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	11,702,200	$5,090,681	$468,088
11/2013	Tory Burch LLC	67,006	5,251,707	3,288,663

			$10,342,388	$3,756,751

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $159,576,015, representing 7.7% of net assets.

(5)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2019.

(6)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(7)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(8)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(9)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(10)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(11)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(12)	Current yield as of period end.

The accompanying notes are an integral part of these financial statements.

32

Hartford Balanced HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Futures Contracts Outstanding at June 30, 2019

Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	43	09/30/2019	$9,252,726	$53,429
U.S. Treasury 5-Year Note Future	71	09/30/2019	8,389,094	103,947

Total futures contracts				$157,376

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$111,990,693	$111,990,693	$—	$—
Capital Goods	127,132,388	127,132,388	—	—
Consumer Durables & Apparel	19,999,691	19,999,691	—	—
Consumer Services	15,955,664	15,955,664	—	—
Diversified Financials	23,040,463	23,040,463	—	—
Energy	80,751,638	80,751,638	—	—
Food & Staples Retailing	13,528,366	13,528,366	—	—
Food, Beverage & Tobacco	37,085,953	37,085,953	—	—
Health Care Equipment & Services	106,117,779	90,719,043	15,398,736	—
Household & Personal Products	15,540,070	15,540,070	—	—
Insurance	52,870,310	52,870,310	—	—
Materials	58,935,064	58,935,064	—	—
Media & Entertainment	92,035,790	92,035,790	—	—
Pharmaceuticals, Biotechnology & Life Sciences	153,869,159	119,701,826	34,167,333	—
Real Estate	22,021,329	22,021,329	—	—
Retailing	69,713,591	65,956,840	—	3,756,751
Semiconductors & Semiconductor Equipment	108,709,711	108,709,711	—	—
Software & Services	109,144,321	109,144,321	—	—
Technology Hardware & Equipment	57,611,468	44,735,769	12,875,699	—
Telecommunication Services	25,795,338	25,795,338	—	—
Transportation	20,464,001	20,464,001	—	—
Utilities	33,599,527	33,599,527	—	—
Asset & Commercial Mortgage Backed Securities	61,439,092	—	61,439,092	—
Corporate Bonds	361,042,447	—	361,042,447	—
Foreign Government Obligations	9,765,485	—	9,765,485	—
Municipal Bonds	16,638,571	—	16,638,571	—
U.S. Government Agencies	22,884,280	—	22,884,280	—
U.S. Government Securities	217,788,489	—	217,788,489	—
Short-Term Investments	14,525,670	14,525,670	—	—
Futures Contracts(2)	157,376	157,376	—	—

Total	$2,060,153,724	$1,304,396,841	$752,000,132	$3,756,751

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

33

Hartford Capital Appreciation HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0%
	Automobiles & Components - 0.6%
89,634	Delphi Technologies plc	$1,792,680
49,005	Ferrari N.V.	7,945,648
392,459	General Motors Co.	15,121,445
117,518	Valeo S.A.(1)	3,825,907

		28,685,680

	Banks - 2.7%
518,826	Bank OZK	15,611,474
1,298,563	CaixaBank S.A.	3,724,289
408,191	Citigroup, Inc.	28,585,616
42,002	HDFC Bank Ltd. ADR	5,461,940
65,491	HDFC Bank Ltd.	2,319,771
517,853	People’s United Financial, Inc.	8,689,573
396,993	PNC Financial Services Group, Inc.	54,499,199

		118,891,862

	Capital Goods - 5.5%
61,900	A.O. Smith Corp.	2,919,204
43,528	Airbus SE	6,160,151
265,500	Fortune Brands Home & Security, Inc.	15,168,015
234,514	General Dynamics Corp.	42,639,336
350,600	Harry’s, Inc.(2)(3)(4)	5,753,346
105,605	Honeywell International, Inc.	18,437,577
35,081	IDEX Corp.	6,038,843
158,587	Ingersoll-Rand plc	20,088,215
64,102	L3 Technologies, Inc.	15,715,887
96,662	L3Harris Technologies, Inc.	18,281,684
64,239	Lockheed Martin Corp.	23,353,446
176,700	Pentair plc	6,573,240
41,355	Raytheon Co.	7,190,807
54,905	Safran S.A.	8,032,150
1,031,730	Sanwa Holdings Corp.	11,120,627
274,100	Wabtec Corp.	19,669,416
175,467	Xylem, Inc.	14,676,060

		241,818,004

	Commercial & Professional Services - 4.0%
86,674	Brink’s Co.	7,036,195
71,058	CoStar Group, Inc.*	39,370,395
71,209	Equifax, Inc.	9,630,305
362,359	Herman Miller, Inc.	16,197,447
133,448	IHS Markit Ltd.*	8,503,307
100,048	Intertek Group plc	6,994,355
139,815	Recruit Holdings Co., Ltd.	4,681,270
290,229	Republic Services, Inc.	25,145,441
988,941	Steelcase, Inc. Class A	16,910,891
303,358	TransUnion	22,299,847
197,015	Waste Connections, Inc.	18,830,694

		175,600,147

	Consumer Durables & Apparel - 2.4%
229,100	Carter’s, Inc.	22,346,414
151,231	Lennar Corp. Class A	7,328,654
562,768	Newell Brands, Inc.	8,677,882
613,363	NIKE, Inc. Class B	51,491,824
286,259	Skechers USA, Inc. Class A*	9,014,296
69,234	Under Armour, Inc. Class A*	1,755,082
205,654	Under Armour, Inc. Class C*	4,565,519

		105,179,671

	Consumer Services - 2.9%
21,627	Domino’s Pizza, Inc.	6,018,362
514,432	DraftKings, Inc.*(2)(3)(4)	1,440,410
74,971	Grand Canyon Education, Inc.*	8,773,106
140,368	Hilton Grand Vacations, Inc.*	4,466,510
65,674	Marriott International, Inc. Class A	9,213,405
78,688	Marriott Vacations Worldwide Corp.	7,585,523

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Consumer Services - 2.9% - (continued)
251,151	McDonald’s Corp.	$52,154,017
40,249	New Oriental Education & Technology Group, Inc. ADR*	3,887,248
128,410	Norwegian Cruise Line Holdings Ltd.*	6,886,628
131,921	Planet Fitness, Inc. Class A*	9,556,357
84,354	Royal Caribbean Cruises Ltd.	10,224,548
44,131	Vail Resorts, Inc.	9,849,157

		130,055,271

	Diversified Financials - 2.8%
391,526	American Express Co.	48,329,969
78,400	Hong Kong Exchanges & Clearing Ltd.	2,770,663
92,081	Intercontinental Exchange, Inc.	7,913,441
271,066	Morgan Stanley	11,875,402
244,800	Raymond James Financial, Inc.	20,697,840
1,510,570	SLM Corp.	14,682,740
117,414	TD Ameritrade Holding Corp.	5,861,307
207,400	Voya Financial, Inc.	11,469,220

		123,600,582

	Energy - 2.9%
733,717	Canadian Natural Resources Ltd.	19,788,347
207,100	Chevron Corp.	25,771,524
167,215	Cimarex Energy Co.	9,920,866
207,165	Concho Resources, Inc.	21,375,285
155,081	Diamondback Energy, Inc.	16,899,177
240,400	Enbridge, Inc.	8,673,632
50,444	EOG Resources, Inc.	4,699,363
384,406	Halliburton Co.	8,741,392
366,440	Tenaris S.A. ADR	9,641,036
95,362	TOTAL S.A.	5,349,213

		130,859,835

	Food & Staples Retailing - 1.2%
86,744	Costco Wholesale Corp.	22,922,969
747,935	Kroger Co.	16,237,669
112,554	Walmart, Inc.	12,436,092

		51,596,730

	Food, Beverage & Tobacco - 5.9%
335,453	Altria Group, Inc.	15,883,700
247,571	Archer-Daniels-Midland Co.	10,100,897
336,841	British American Tobacco plc	11,761,106
995,153	Coca-Cola Co.	50,673,191
1,016,180	Diageo plc	43,736,625
83,626	Hershey Co.	11,208,393
222,487	Lamb Weston Holdings, Inc.	14,096,776
613,604	Monster Beverage Corp.*	39,166,343
325,508	PepsiCo., Inc.	42,683,864
263,301	Philip Morris International, Inc.	20,677,028

		259,987,923

	Health Care Equipment & Services - 10.7%
61,438	Align Technology, Inc.*	16,815,581
600,969	Baxter International, Inc.	49,219,361
96,221	Becton Dickinson and Co.	24,248,654
526,000	CVS Health Corp.	28,661,740
276,312	Danaher Corp.	39,490,511
33,173	DexCom, Inc.*	4,970,642
148,073	Haemonetics Corp.*	17,819,105
88,700	Humana, Inc.	23,532,110
107,639	Insulet Corp.*	12,849,944
44,836	Intuitive Surgical, Inc.*	23,518,724
434,278	Koninklijke Philips N.V. ADR	18,925,835
94,964	Koninklijke Philips N.V.	4,128,647
127,502	McKesson Corp.	17,134,994
516,202	Medtronic plc	50,272,913

The accompanying notes are an integral part of these financial statements.

34

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Health Care Equipment & Services - 10.7% - (continued)
80,750	Penumbra, Inc.*	$12,920,000
126,821	Stryker Corp.	26,071,861
105,382	Tandem Diabetes Care, Inc.*	6,799,247
68,144	Teleflex, Inc.	22,565,886
232,206	UnitedHealth Group, Inc.	56,660,586
58,679	WellCare Health Plans, Inc.*	16,727,622

		473,333,963

	Household & Personal Products - 1.2%
31,864	Beiersdorf AG	3,820,687
562,579	Colgate-Palmolive Co.	40,320,037
105,705	Shiseido Co., Ltd.	7,995,173

		52,135,897

	Insurance - 4.9%
152,736	American International Group, Inc.	8,137,774
266,600	Athene Holding Ltd. Class A*	11,479,796
308,541	Chubb Ltd.	45,445,004
588,900	CNO Financial Group, Inc.	9,822,852
228,649	Fidelity National Financial, Inc.	9,214,555
905,877	Lancashire Holdings Ltd.	7,931,153
144,030	Lincoln National Corp.	9,282,734
317,255	Marsh & McLennan Cos., Inc.	31,646,186
773,063	MetLife, Inc.	38,398,039
457,110	Ping An Insurance Group Co. of China Ltd. Class H	5,496,689
84,196	RenaissanceRe Holdings Ltd.	14,987,730
747,201	Unum Group	25,068,594

		216,911,106

	Materials - 3.4%
286,900	Alcoa Corp.*	6,716,329
194,891	Cabot Corp.	9,298,250
157,600	Celanese Corp.	16,989,280
391,429	CRH plc	12,792,234
129,043	Eastman Chemical Co.	10,043,417
206,492	FMC Corp.	17,128,511
190,348	Linde plc	38,221,879
153,333	Nucor Corp.	8,448,648
146,862	Nutrien Ltd.	7,855,892
259,270	Reliance Steel & Aluminum Co.	24,532,127

		152,026,567

	Media & Entertainment - 5.1%
124,153	Activision Blizzard, Inc.	5,860,022
5,665	Alphabet, Inc. Class C*	6,123,355
17,265	Alphabet, Inc. Class A*	18,694,542
22,183	Charter Communications, Inc. Class A*	8,766,278
879,000	Comcast Corp. Class A	37,164,120
133,000	Electronic Arts, Inc.*	13,467,580
34,326	Facebook, Inc. Class A*	6,624,918
75,686	Netflix, Inc.*	27,800,982
1,131,786	Pinterest, Inc. Class A*(1)	30,807,215
84,321	Spotify Technology S.A.*	12,329,417
188,515	Tencent Holdings Ltd.	8,528,303
122,746	TripAdvisor, Inc.*	5,681,912
176,460	Walt Disney Co.	24,640,874
521,558	Yandex N.V. Class A*	19,819,204

		226,308,722

	Pharmaceuticals, Biotechnology & Life Sciences - 7.3%
246,737	Agilent Technologies, Inc.	18,423,852
65,693	Allergan plc	10,998,979
194,023	Alnylam Pharmaceuticals, Inc.*	14,078,309
171,600	AstraZeneca plc ADR	7,083,648
184,844	Bausch Health Cos., Inc.*	4,661,766
39,445	Biogen, Inc.*	9,225,002
11,579	Bluebird Bio, Inc.*	1,472,849

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 7.3% - (continued)
296,018	Bristol-Myers Squibb Co.	$13,424,416
12,700	Elanco Animal Health, Inc.*	429,260
248,019	Exact Sciences Corp.*	29,276,163
125,641	Five Prime Therapeutics, Inc.*	757,615
7,400	Galapagos N.V. ADR*	954,082
56,116	Galapagos N.V.*	7,247,572
83,795	Gilead Sciences, Inc.	5,661,190
370,797	Ionis Pharmaceuticals, Inc.*	23,831,123
419,453	Johnson & Johnson	58,421,414
310,080	Merck & Co., Inc.	26,000,208
26,400	Mettler-Toledo International, Inc.*	22,176,000
585,321	Pfizer, Inc.	25,356,106
41,694	Sage Therapeutics, Inc.*	7,633,754
261,794	Seattle Genetics, Inc.*	18,118,763
61,112	Thermo Fisher Scientific, Inc.	17,947,372

		323,179,443

	Real Estate - 6.0%
352,000	Acadia Realty Trust REIT	9,634,240
102,736	Alexandria Real Estate Equities, Inc. REIT	14,495,022
206,213	American Tower Corp. REIT	42,160,248
450,600	Americold Realty Trust REIT	14,608,452
90,809	AvalonBay Communities, Inc. REIT	18,450,573
133,343	Boston Properties, Inc. REIT	17,201,247
577,364	Brixmor Property Group, Inc. REIT	10,323,268
520,500	Columbia Property Trust, Inc. REIT	10,795,170
61,049	Crown Castle International Corp. REIT	7,957,737
84,822	Equinix, Inc. REIT	42,774,886
936,747	Host Hotels & Resorts, Inc. REIT	17,067,530
289,785	Mitsui Fudosan Co., Ltd. REIT	7,042,989
170,645	Public Storage REIT	40,642,520
73,434	Simon Property Group, Inc. REIT	11,731,816

		264,885,698

	Retailing - 6.7%
105,732	Alibaba Group Holding Ltd. ADR*	17,916,287
8,451,700	Allstar Co.*(2)(3)(4)	338,068
38,070	Amazon.com, Inc.*	72,090,494
54,289	Burlington Stores, Inc.*	9,237,273
329,277	Delivery Hero SE*(5)	14,946,644
326,815	Expedia Group, Inc.	43,476,200
229,186	Floor & Decor Holdings, Inc. Class A*	9,602,893
108,998	Genuine Parts Co.	11,290,013
124,532	Home Depot, Inc.	25,898,920
1,483,323	Just Eat plc*	11,763,799
83,765	Lowe’s Cos., Inc.	8,452,726
188,662	Ross Stores, Inc.	18,700,178
678,445	TJX Cos., Inc.	35,876,172
115,140	Tory Burch LLC*(2)(3)(4)	5,651,056
65,169	Wayfair, Inc. Class A*	9,514,674

		294,755,397

	Semiconductors & Semiconductor Equipment - 2.4%
591,336	Advanced Micro Devices, Inc.*	17,958,874
79,745	Broadcom, Inc.	22,955,396
515,600	Intel Corp.	24,681,772
148,472	KLA-Tencor Corp.	17,549,390
695,441	Marvell Technology Group Ltd.	16,600,177
212,900	Micron Technology, Inc.*	8,215,811

		107,961,420

	Software & Services - 10.4%
259,114	2U, Inc.*	9,753,051
138,231	Accenture plc Class A	25,540,942
23,873	Adobe, Inc.*	7,034,179
224,022	Amdocs Ltd.	13,909,526
58,357	Capgemini SE	7,255,705

The accompanying notes are an integral part of these financial statements.

35

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.0% - (continued)
	Software & Services - 10.4% - (continued)
64,983	Fidelity National Information Services, Inc.	$7,972,114
85,329	FleetCor Technologies, Inc.*	23,964,650
1,115,134	Genpact Ltd.	42,475,454
184,043	Global Payments, Inc.	29,470,806
284,783	GoDaddy, Inc. Class A*	19,977,527
228,273	Guidewire Software, Inc.*	23,142,317
24,015	Intuit, Inc.	6,275,840
324,088	Microsoft Corp.	43,414,828
143,721	PayPal Holdings, Inc.*	16,450,306
180,318	ServiceNow, Inc.*	49,509,913
140,255	Splunk, Inc.*	17,637,066
108,588	Square, Inc. Class A*	7,875,888
116,154	VeriSign, Inc.*	24,294,771
147,890	Visa, Inc. Class A	25,666,309
81,557	VMware, Inc. Class A	13,637,146
57,265	WEX, Inc.*	11,916,847
132,860	Workday, Inc. Class A*	27,313,359
94,604	Zendesk, Inc.*	8,422,594

		462,911,138

	Technology Hardware & Equipment - 2.3%
191,975	CDW Corp.	21,309,225
69,400	Coherent, Inc.*	9,464,078
9,625	Keyence Corp.	5,935,953
290,608	Samsung Electronics Co., Ltd.	11,833,651
221,175	TE Connectivity Ltd.	21,184,142
371,380	Western Digital Corp.	17,659,119
65,069	Zebra Technologies Corp. Class A*	13,631,305

		101,017,473

	Telecommunication Services - 1.4%
777,835	AT&T, Inc.	26,065,251
23,857,416	China Tower Corp. Ltd. Class H(5)	6,266,679
553,274	Verizon Communications, Inc.	31,608,543

		63,940,473

	Transportation - 2.7%
421,130	Canadian National Railway Co.	38,975,950
99,919	CSX Corp.	7,730,733
244,581	Delta Air Lines, Inc.	13,879,972
188,273	Expeditors International of Washington, Inc.	14,282,390
267,272	Southwest Airlines Co.	13,572,072
197,460	Union Pacific Corp.	33,392,461

		121,833,578

	Utilities - 2.6%
301,100	American Electric Power Co., Inc.	26,499,811
144,536	Dominion Energy, Inc.	11,175,524
1,367,857	Iberdrola S.A.	13,618,627
462,977	NRG Energy, Inc.	16,259,752
86,742	Sempra Energy	11,921,820
487,182	Southern Co.	26,931,421
138,125	UGI Corp.	7,377,256

		113,784,211

	Total Common Stocks (cost $3,846,704,444)	$4,341,260,791

PREFERRED STOCKS - 1.3%
	Banks - 0.2%
676,900	Itau Unibanco Holding S.A.*	$6,391,853

	Consumer Services - 0.1%
16,619	Airbnb, Inc. Series E*(2)(3)(4)	2,120,917

	Diversified Financials - 0.0%
85,350	Social Finance, Inc. Series F*(2)(3)(4)	1,328,046

Shares or Principal Amount		Market Value†
PREFERRED STOCKS - 1.3% - (continued)
	Software & Services - 1.0%
29,504	Magic Leap, Inc. Series C*(2)(3)(4)	$796,608
50,200	Nanigans, Inc. Series D*(2)(3)(4)	227,406
264,470	Pinterest, Inc. Series G*(3)(4)	6,762,942
20,891	Sharecare Series B2*(2)(3)(4)	4,816,211
749,645	Uber Technologies, Inc. Series D*(3)(4)	32,238,158

		44,841,325

	Total Preferred Stocks (cost $32,978,089)	$54,682,141

CONVERTIBLE PREFERRED STOCKS - 0.0%
	Retailing - 0.0%
40,566	Honest Co. Series C*(2)(3)(4)	$1,307,036

	Total Convertible Preferred Stocks (cost $1,097,606)	$1,307,036

ESCROWS - 0.0%(6)
	Consumer Durables & Apparel - 0.0%
127,917	One Kings Lane, Inc.*(2)(3)(4)	$20,467

	Total Escrows (cost $—)	$20,467

	Total Long-Term Investments (cost $3,880,780,139)	$4,397,270,435

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
50,544,895	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.35%(7)	$50,544,895

	Securities Lending Collateral - 0.0%
9,653	Citibank NA DDCA, 2.36%, 7/1/2019(7)	9,653
87,620	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(7)	87,620
12,212	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(7)	12,212
37,130	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(7)	37,130
43,279	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(7)	43,279
3,158	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(7)	3,158

		193,052

	Total Short-Term Investments (cost $50,737,947)	$50,737,947

Total Investments (cost $3,931,518,086)	100.4%	$4,448,008,382
Other Assets and Liabilities	(0.4)%	(19,223,646)

Total Net Assets	100.0%	$4,428,784,736

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

The accompanying notes are an integral part of these financial statements.

36

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $62,800,671, which represented 1.4% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $62,800,671 or 1.4% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Airbnb, Inc. Series E Preferred	16,619	$1,547,136	$2,120,917
08/2011	Allstar Co.	8,451,700	3,676,649	338,068
07/2015	DraftKings, Inc.	514,432	1,938,195	1,440,410

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
06/2015	Harry’s, Inc.	350,600	$4,713,607	$5,753,346
08/2014	Honest Co. Series C Convertible Preferred	40,566	1,097,606	1,307,036
12/2015	Magic Leap, Inc. Series C Preferred	29,504	679,566	796,608
03/2015	Nanigans, Inc. Series D Preferred	50,200	548,109	227,406
01/2014	One Kings Lane, Inc.	127,917	—	20,467
03/2015	Pinterest, Inc. Series G Preferred	264,470	5,695,963	6,762,942
03/2015	Sharecare Series B2 Preferred	20,891	5,220,034	4,816,211
09/2015	Social Finance, Inc. Series F Preferred	85,350	1,346,507	1,328,046
11/2013	Tory Burch LLC	115,140	9,024,247	5,651,056
06/2014	Uber Technologies, Inc. Series D Preferred	749,645	11,629,280	32,238,158

			$47,116,899	$62,800,671

(5)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $21,213,323, representing 0.5% of net assets.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	202	09/20/2019	$29,736,420	$598,003

Total futures contracts				$598,003

Foreign Currency Contracts Outstanding at June 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
6,608,370	USD	5,793,000	EUR	BNP	09/18/19	$—	$(20,321)
9,616,445	USD	1,035,944,000	JPY	JPM	09/18/19	—	(48,291)

Total						$—	$(68,612)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

37

Hartford Capital Appreciation HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$28,685,680	$16,914,125	$11,771,555	$—
Banks	118,891,862	112,847,802	6,044,060	—
Capital Goods	241,818,004	210,751,730	25,312,928	5,753,346
Commercial & Professional Services	175,600,147	163,924,522	11,675,625	—
Consumer Durables & Apparel	105,179,671	105,179,671	—	—
Consumer Services	130,055,271	128,614,861	—	1,440,410
Diversified Financials	123,600,582	120,829,919	2,770,663	—
Energy	130,859,835	125,510,622	5,349,213	—
Food & Staples Retailing	51,596,730	51,596,730	—	—
Food, Beverage & Tobacco	259,987,923	204,490,192	55,497,731	—
Health Care Equipment & Services	473,333,963	469,205,316	4,128,647	—
Household & Personal Products	52,135,897	40,320,037	11,815,860	—
Insurance	216,911,106	203,483,264	13,427,842	—
Materials	152,026,567	139,234,333	12,792,234	—
Media & Entertainment	226,308,722	217,780,419	8,528,303	—
Pharmaceuticals, Biotechnology & Life Sciences	323,179,443	315,931,871	7,247,572	—
Real Estate	264,885,698	257,842,709	7,042,989	—
Retailing	294,755,397	262,055,830	26,710,443	5,989,124
Semiconductors & Semiconductor Equipment	107,961,420	107,961,420	—	—
Software & Services	462,911,138	455,655,433	7,255,705	—
Technology Hardware & Equipment	101,017,473	83,247,869	17,769,604	—
Telecommunication Services	63,940,473	57,673,794	6,266,679	—
Transportation	121,833,578	121,833,578	—	—
Utilities	113,784,211	100,165,584	13,618,627	—
Preferred Stocks	54,682,141	6,391,853	39,001,100	9,289,188
Convertible Preferred Stocks	1,307,036	—	—	1,307,036
Escrows	20,467	—	—	20,467
Short-Term Investments	50,737,947	50,737,947	—	—
Futures Contracts(2)	598,003	598,003	—	—

Total	$4,448,606,385	$4,130,779,434	$294,027,380	$23,799,571

Liabilities
Foreign Currency Contracts(2)	$(68,612)	$—	$(68,612)	$—

Total	$(68,612)	$—	$(68,612)	$—

(1)	For the six-month period ended June 30, 2019, investments valued at $36,435,982 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

38

Hartford Disciplined Equity HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3%
	Banks - 7.6%
533,880	Bank of America Corp.	$15,482,520
192,942	Fifth Third Bancorp	5,383,082
145,259	JP Morgan Chase & Co.	16,239,956
78,871	PNC Financial Services Group, Inc.	10,827,411

		47,932,969

	Capital Goods - 5.7%
83,714	AMETEK, Inc.	7,604,580
136,577	Fortune Brands Home & Security, Inc.	7,802,644
46,249	Illinois Tool Works, Inc.	6,974,812
46,622	Raytheon Co.	8,106,633
33,748	Snap-on, Inc.	5,590,019

		36,078,688

	Commercial & Professional Services - 2.9%
34,380	Equifax, Inc.	4,649,551
100,329	IHS Markit Ltd.*	6,392,964
84,830	Republic Services, Inc.	7,349,671

		18,392,186

	Consumer Durables & Apparel - 2.6%
112,489	NIKE, Inc. Class B	9,443,452
82,307	VF Corp.	7,189,516

		16,632,968

	Consumer Services - 2.9%
74,745	Hilton Worldwide Holdings, Inc.	7,305,576
51,829	McDonald’s Corp.	10,762,810

		18,068,386

	Diversified Financials - 2.3%
60,124	American Express Co.	7,421,706
77,489	Capital One Financial Corp.	7,031,352

		14,453,058

	Energy - 1.9%
107,321	Continental Resources, Inc.*	4,517,141
79,318	EOG Resources, Inc.	7,389,265

		11,906,406

	Food & Staples Retailing - 3.2%
36,801	Costco Wholesale Corp.	9,725,033
95,576	Walmart, Inc.	10,560,192

		20,285,225

	Food, Beverage & Tobacco - 3.3%
40,383	Constellation Brands, Inc. Class A	7,953,028
130,387	Kellogg Co.	6,984,832
94,246	Monster Beverage Corp.*	6,015,722

		20,953,582

	Health Care Equipment & Services - 10.7%
108,512	Abbott Laboratories	9,125,859
24,174	Anthem, Inc.	6,822,145
136,817	Baxter International, Inc.	11,205,312
45,732	Danaher Corp.	6,536,017
131,314	Hologic, Inc.*	6,305,698
43,522	Laboratory Corp. of America Holdings*	7,524,954
96,402	Medtronic plc	9,388,591
44,707	UnitedHealth Group, Inc.	10,908,955

		67,817,531

	Household & Personal Products - 4.1%
129,338	Colgate-Palmolive Co.	9,269,654
10,675	Estee Lauder Cos., Inc. Class A	1,954,699
133,855	Procter & Gamble Co.	14,677,201

		25,901,554

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Insurance - 3.7%
80,736	Allstate Corp.	$8,210,044
93,966	Athene Holding Ltd. Class A*	4,046,176
73,969	Chubb Ltd.	10,894,894

		23,151,114

	Materials - 2.1%
43,229	Ecolab, Inc.	8,535,134
43,458	PPG Industries, Inc.	5,071,983

		13,607,117

	Media & Entertainment - 5.8%
14,106	Alphabet, Inc. Class A*	15,273,977
3,714	Alphabet, Inc. Class C*	4,014,499
37,836	Facebook, Inc. Class A*	7,302,348
73,817	Walt Disney Co.	10,307,806

		36,898,630

	Pharmaceuticals, Biotechnology & Life Sciences - 5.7%
33,759	Allergan plc	5,652,269
92,228	Eli Lilly & Co.	10,217,940
121,353	Merck & Co., Inc.	10,175,449
34,036	Thermo Fisher Scientific, Inc.	9,995,693

		36,041,351

	Real Estate - 2.2%
36,787	American Tower Corp. REIT	7,521,102
47,213	Boston Properties, Inc. REIT	6,090,477

		13,611,579

	Retailing - 3.5%
4,845	Amazon.com, Inc.*	9,174,637
2,484	Booking Holdings, Inc.*	4,656,780
157,230	TJX Cos., Inc.	8,314,322

		22,145,739

	Semiconductors & Semiconductor Equipment - 2.7%
115,472	Micron Technology, Inc.*	4,456,064
183,303	ON Semiconductor Corp.*	3,704,554
46,076	QUALCOMM, Inc.	3,505,001
119,183	Teradyne, Inc.	5,710,058

		17,375,677

	Software & Services - 12.1%
114,695	GoDaddy, Inc. Class A*	8,045,854
109,002	Leidos Holdings, Inc.	8,703,810
47,669	Mastercard, Inc. Class A	12,609,881
146,837	Microsoft Corp.	19,670,284
49,069	salesforce.com, Inc.*	7,445,239
119,187	SS&C Technologies Holdings, Inc.	6,866,363
64,695	Total System Services, Inc.	8,298,428
24,077	Workday, Inc. Class A*	4,949,750

		76,589,609

	Technology Hardware & Equipment - 6.1%
88,598	Apple, Inc.	17,535,316
54,882	CDW Corp.	6,091,902
60,008	Motorola Solutions, Inc.	10,005,134
79,967	NetApp, Inc.	4,933,964

		38,566,316

	Telecommunication Services - 1.8%
199,504	Verizon Communications, Inc.	11,397,664

	Transportation - 1.5%
34,953	Norfolk Southern Corp.	6,967,182
53,200	Uber Technologies, Inc.*	2,467,416

		9,434,598

The accompanying notes are an integral part of these financial statements.

39

Hartford Disciplined Equity HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.3% - (continued)
	Utilities - 4.9%
123,329	American Electric Power Co., Inc.	$10,854,185
62,308	NextEra Energy, Inc.	12,764,417
80,805	Pinnacle West Capital Corp.	7,602,943

		31,221,545

	Total Common Stocks (cost $447,251,484)	$628,463,492

SHORT-TERM INVESTMENTS - 0.5%
	Other Investment Pools & Funds - 0.5%
3,071,737	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.35%(1)	$3,071,737

	Total Short-Term Investments (cost $3,071,737)	$3,071,737

Total Investments (cost $450,323,221)	99.8%	$631,535,229
Other Assets and Liabilities	0.2%	1,381,435

Total Net Assets	100.0%	$632,916,664

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$47,932,969	$47,932,969	$—	$—
Capital Goods	36,078,688	36,078,688	—	—
Commercial & Professional Services	18,392,186	18,392,186	—	—
Consumer Durables & Apparel	16,632,968	16,632,968	—	—
Consumer Services	18,068,386	18,068,386	—	—
Diversified Financials	14,453,058	14,453,058	—	—
Energy	11,906,406	11,906,406	—	—
Food & Staples Retailing	20,285,225	20,285,225	—	—
Food, Beverage & Tobacco	20,953,582	20,953,582	—	—
Health Care Equipment & Services	67,817,531	67,817,531	—	—
Household & Personal Products	25,901,554	25,901,554	—	—
Insurance	23,151,114	23,151,114	—	—
Materials	13,607,117	13,607,117	—	—
Media & Entertainment	36,898,630	36,898,630	—	—
Pharmaceuticals, Biotechnology & Life Sciences	36,041,351	36,041,351	—	—
Real Estate	13,611,579	13,611,579	—	—
Retailing	22,145,739	22,145,739	—	—
Semiconductors & Semiconductor Equipment	17,375,677	17,375,677	—	—
Software & Services	76,589,609	76,589,609	—	—
Technology Hardware & Equipment	38,566,316	38,566,316	—	—
Telecommunication Services	11,397,664	11,397,664	—	—
Transportation	9,434,598	9,434,598	—	—
Utilities	31,221,545	31,221,545	—	—
Short-Term Investments	3,071,737	3,071,737	—	—

Total	$631,535,229	$631,535,229	$—	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

40

Hartford Dividend and Growth HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Automobiles & Components - 0.4%
193,015	Autoliv, Inc.	$13,609,488

	Banks - 9.3%
3,961,713	Bank of America Corp.	114,889,677
394,537	Bank of Nova Scotia	21,443,086
79,110	Comerica, Inc.	5,746,550
1,003,371	JP Morgan Chase & Co.	112,176,878
327,310	PNC Financial Services Group, Inc.	44,933,117

		299,189,308

	Capital Goods - 7.0%
282,081	Deere & Co.	46,743,642
249,688	Eaton Corp. plc	20,794,017
224,068	General Dynamics Corp.	40,740,044
664,398	Johnson Controls International plc	27,446,281
87,450	Lockheed Martin Corp.	31,791,573
95,656	Raytheon Co.	16,632,665
309,939	United Technologies Corp.	40,354,058

		224,502,280

	Consumer Services - 1.1%
354,461	Hilton Worldwide Holdings, Inc.	34,645,018

	Diversified Financials - 3.7%
88,239	American Express Co.	10,892,222
68,364	BlackRock, Inc.	32,083,225
210,087	Charles Schwab Corp.	8,443,397
411,525	Intercontinental Exchange, Inc.	35,366,458
351,407	Northern Trust Corp.	31,626,630

		118,411,932

	Energy - 8.0%
186,418	BP plc ADR	7,773,631
662,022	Chevron Corp.	82,382,018
413,048	ConocoPhillips	25,195,928
2,367,596	Encana Corp.	12,145,767
281,614	Exxon Mobil Corp.	21,580,081
522,741	Hess Corp.	33,230,645
730,942	Noble Energy, Inc.	16,373,101
1,095,407	Suncor Energy, Inc.	34,132,882
401,885	Total S.A. ADR	22,421,164

		255,235,217

	Food & Staples Retailing - 1.7%
440,347	Sysco Corp.	31,141,340
203,970	Walmart, Inc.	22,536,645

		53,677,985

	Food, Beverage & Tobacco - 3.5%
890,855	Coca-Cola Co.	45,362,337
416,239	Kellogg Co.	22,297,923
347,989	PepsiCo., Inc.	45,631,798

		113,292,058

	Health Care Equipment & Services - 5.7%
344,423	Abbott Laboratories	28,965,974
532,628	CVS Health Corp.	29,022,900
582,391	Medtronic plc	56,719,060
207,477	UnitedHealth Group, Inc.	50,626,463
137,716	Universal Health Services, Inc. Class B	17,956,789

		183,291,186

	Household & Personal Products - 0.6%
312,346	Unilever N.V.	18,965,649

	Insurance - 7.5%
654,534	American International Group, Inc.	34,873,572
111,870	Arthur J Gallagher & Co.	9,798,693
48,361	Brighthouse Financial, Inc.*	1,774,365
492,320	Chubb Ltd.	72,513,813

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Insurance - 7.5% - (continued)
245,361	Marsh & McLennan Cos., Inc.	$24,474,760
551,644	Principal Financial Group, Inc.	31,951,220
656,201	Prudential Financial, Inc.	66,276,301

		241,662,724

	Materials - 3.9%
61,180	Celanese Corp.	6,595,204
263,277	DuPont de Nemours, Inc.	19,764,204
320,082	FMC Corp.	26,550,802
767,091	International Paper Co.	33,230,382
266,637	Livent Corp.*	1,845,128
312,363	PPG Industries, Inc.	36,455,886

		124,441,606

	Media & Entertainment - 5.1%
77,079	Alphabet, Inc. Class A*	83,461,141
1,898,447	Comcast Corp. Class A	80,266,339

		163,727,480

	Pharmaceuticals, Biotechnology & Life Sciences - 8.6%
361,787	Agilent Technologies, Inc.	27,014,635
1,092,798	AstraZeneca plc ADR	45,110,702
827,164	Bristol-Myers Squibb Co.	37,511,888
209,565	Eli Lilly & Co.	23,217,706
536,873	Merck & Co., Inc.	45,016,801
376,533	Novartis AG ADR	34,381,228
1,427,557	Pfizer, Inc.	61,841,769

		274,094,729

	Real Estate - 2.7%
180,201	American Tower Corp. REIT	36,842,094
93,744	Boston Properties, Inc. REIT	12,092,976
21,585	Essex Property Trust, Inc. REIT	6,301,309
202,943	Simon Property Group, Inc. REIT	32,422,174

		87,658,553

	Retailing - 4.2%
60,755	Alibaba Group Holding Ltd. ADR*	10,294,935
197,800	Expedia Group, Inc.	26,313,334
193,724	Home Depot, Inc.	40,288,781
281,275	Lowe’s Cos., Inc.	28,383,460
526,956	TJX Cos., Inc.	27,865,433

		133,145,943

	Semiconductors & Semiconductor Equipment - 2.5%
957,676	Intel Corp.	45,843,950
188,241	KLA-Tencor Corp.	22,250,086
341,173	Micron Technology, Inc.*	13,165,866

		81,259,902

	Software & Services - 6.8%
120,156	Accenture plc Class A	22,201,224
311,190	DXC Technology Co.	17,162,129
157,789	International Business Machines Corp.	21,759,103
1,181,871	Microsoft Corp.	158,323,439

		219,445,895

	Technology Hardware & Equipment - 4.9%
207,558	Apple, Inc.	41,079,879
730,976	Cisco Systems, Inc.	40,006,317
1,564,279	HP, Inc.	32,521,360
253,617	Motorola Solutions, Inc.	42,285,563

		155,893,119

	Telecommunication Services - 4.1%
706,266	AT&T, Inc.	23,666,974
1,913,114	Verizon Communications, Inc.	109,296,203

		132,963,177

The accompanying notes are an integral part of these financial statements.

41

Hartford Dividend and Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Transportation - 2.2%
397,416	Delta Air Lines, Inc.	$22,553,358
175,014	Union Pacific Corp.	29,596,617
173,003	United Parcel Service, Inc. Class B	17,866,020

		70,015,995

	Utilities - 4.8%
596,480	Dominion Energy, Inc.	46,119,834
391,166	Edison International	26,368,500
746,646	Exelon Corp.	35,794,209
217,764	NextEra Energy, Inc.	44,611,133

		152,893,676

	Total Common Stocks (cost $2,262,472,188)	$3,152,022,920

SHORT-TERM INVESTMENTS - 1.7%
	Other Investment Pools & Funds - 1.7%
56,767,331	Fidelity Institutional Government Fund, Institutional Class, 2.27%(1)	$56,767,331

	Total Short-Term Investments (cost $56,767,331)	$56,767,331

Total Investments (cost $2,319,239,519)	100.0%	$3,208,790,251
Other Assets and Liabilities	0.0%	(1,352,291)

Total Net Assets	100.0%	$3,207,437,960

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$13,609,488	$13,609,488	$—	$—
Banks	299,189,308	299,189,308	—	—
Capital Goods	224,502,280	224,502,280	—	—
Consumer Services	34,645,018	34,645,018	—	—
Diversified Financials	118,411,932	118,411,932	—	—
Energy	255,235,217	255,235,217	—	—
Food & Staples Retailing	53,677,985	53,677,985	—	—
Food, Beverage & Tobacco	113,292,058	113,292,058	—	—
Health Care Equipment & Services	183,291,186	183,291,186	—	—
Household & Personal Products	18,965,649	18,965,649	—	—
Insurance	241,662,724	241,662,724	—	—
Materials	124,441,606	124,441,606	—	—
Media & Entertainment	163,727,480	163,727,480	—	—
Pharmaceuticals, Biotechnology & Life Sciences	274,094,729	274,094,729	—	—
Real Estate	87,658,553	87,658,553	—	—
Retailing	133,145,943	133,145,943	—	—
Semiconductors & Semiconductor Equipment	81,259,902	81,259,902	—	—
Software & Services	219,445,895	219,445,895	—	—
Technology Hardware & Equipment	155,893,119	155,893,119	—	—
Telecommunication Services	132,963,177	132,963,177	—	—
Transportation	70,015,995	70,015,995	—	—
Utilities	152,893,676	152,893,676	—	—
Short-Term Investments	56,767,331	56,767,331	—	—

Total	$3,208,790,251	$3,208,790,251	$—	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

42

Hartford Global Growth HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9%
	Automobiles & Components - 0.7%
24,080	Ferrari N.V.	$3,904,320

	Banks - 1.1%
94,026	Bank of America Corp.	2,726,754
23,995	HDFC Bank Ltd. ADR	3,120,310

		5,847,064

	Capital Goods - 6.1%
27,677	Airbus SE	3,916,893
115,891	Assa Abloy AB Class B	2,614,812
77,327	Atlas Copco AB Class A	2,477,993
13,902	Boeing Co.	5,060,467
17,901	General Dynamics Corp.	3,254,760
16,221	L3Harris Technologies, Inc.	3,067,878
23,239	Lockheed Martin Corp.	8,448,306
19,370	Nidec Corp.	2,660,178

		31,501,287

	Commercial & Professional Services - 1.9%
65,684	Edenred	3,347,553
105,046	Experian plc	3,181,796
48,620	IHS Markit Ltd.*	3,098,066

		9,627,415

	Consumer Durables & Apparel - 3.6%
10,808	adidas AG	3,343,672
25,535	Cie Financiere Richemont S.A.	2,169,875
45,096	NIKE, Inc. Class B	3,785,809
964	NVR, Inc.*	3,248,921
40,430	Sony Corp.	2,124,595
145,941	Under Armour, Inc. Class A*	3,699,604

		18,372,476

	Consumer Services - 1.2%
37,730	Hilton Worldwide Holdings, Inc.	3,687,730
527,212	Sands China Ltd.	2,518,527

		6,206,257

	Diversified Financials - 5.5%
66,047	American Express Co.	8,152,842
39,224	Intercontinental Exchange, Inc.	3,370,910
69,744	Julius Baer Group Ltd.*	3,107,379
4,459	Partners Group Holding AG	3,506,644
17,260	S&P Global, Inc.	3,931,655
126,652	TD Ameritrade Holding Corp.	6,322,468

		28,391,898

	Energy - 1.4%
427,070	Encana Corp.	2,191,524
151,121	Galp Energia SGPS S.A.	2,324,130
70,213	Schlumberger Ltd.	2,790,264

		7,305,918

	Food, Beverage & Tobacco - 5.4%
17,727	Constellation Brands, Inc. Class A	3,491,155
290,534	Davide Campari-Milano S.p.A.	2,846,262
181,300	Diageo plc	7,803,195
25,512	Heineken N.V.	2,843,373
57,232	Monster Beverage Corp.*	3,653,119
71,883	Nestle S.A.	7,441,487

		28,078,591

	Health Care Equipment & Services - 6.4%
12,520	Anthem, Inc.	3,533,269
37,875	Baxter International, Inc.	3,101,962
143,817	Boston Scientific Corp.*	6,181,255
20,029	Edwards Lifesciences Corp.*	3,700,157
39,500	Hoya Corp.	3,035,740
5,747	Intuitive Surgical, Inc.*	3,014,589

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Health Care Equipment & Services - 6.4% - (continued)
26,097	Medtronic plc	$2,541,587
12,270	Penumbra, Inc.*	1,963,200
23,555	UnitedHealth Group, Inc.	5,747,656

		32,819,415

	Insurance - 3.4%
410,000	AIA Group Ltd.	4,427,548
17,607	Aon plc	3,397,799
509,538	Ping An Insurance Group Co. of China Ltd. Class H	6,127,130
43,715	Progressive Corp.	3,494,140

		17,446,617

	Materials - 1.5%
125,659	BHP Group plc	3,213,648
233,336	First Quantum Minerals Ltd.	2,216,563
26,580	Shin-Etsu Chemical Co., Ltd.	2,486,874

		7,917,085

	Media & Entertainment - 11.1%
17,666	Alphabet, Inc. Class C*	19,095,356
31,694	Electronic Arts, Inc.*	3,209,335
67,576	Facebook, Inc. Class A*	13,042,168
9,451	Netflix, Inc.*	3,471,541
7,990	Nintendo Co., Ltd.	2,931,520
97,857	Pinterest, Inc. Class A*	2,663,668
23,747	Spotify Technology S.A.*	3,472,286
137,920	Tencent Holdings Ltd.	6,239,416
82,743	Yandex N.V. Class A*	3,144,234

		57,269,524

	Pharmaceuticals, Biotechnology & Life Sciences - 6.9%
44,130	Agilent Technologies, Inc.	3,295,187
96,620	AstraZeneca plc	7,898,845
17,081	Bluebird Bio, Inc.*	2,172,703
31,208	Eli Lilly & Co.	3,457,534
42,127	Gilead Sciences, Inc.	2,846,100
17,509	ICON plc*	2,695,861
86,619	Novartis AG	7,907,600
66,285	Pfizer, Inc.	2,871,466
35,330	Seattle Genetics, Inc.*	2,445,189

		35,590,485

	Real Estate - 1.7%
43,252	American Tower Corp. REIT	8,842,871

	Retailing - 9.8%
22,114	Alibaba Group Holding Ltd. ADR*	3,747,217
12,558	Amazon.com, Inc.*	23,780,206
49,869	Home Depot, Inc.	10,371,256
34,059	Ross Stores, Inc.	3,375,928
126,157	TJX Cos., Inc.	6,671,182
16,849	Wayfair, Inc. Class A*	2,459,954

		50,405,743

	Semiconductors & Semiconductor Equipment - 4.3%
152,711	Advanced Micro Devices, Inc.*	4,637,833
18,285	ASML Holding N.V.	3,804,922
136,203	Infineon Technologies AG	2,420,284
25,040	KLA-Tencor Corp.	2,959,728
136,810	Marvell Technology Group Ltd.	3,265,655
250,610	MediaTek, Inc.	2,538,370
321,000	Taiwan Semiconductor Manufacturing Co., Ltd.	2,455,129

		22,081,921

	Software & Services - 21.4%
22,275	Accenture plc Class A	4,115,752
35,233	Adobe, Inc.*	10,381,404
22,096	Automatic Data Processing, Inc.	3,653,132

The accompanying notes are an integral part of these financial statements.

43

Hartford Global Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.9% - (continued)
	Software & Services - 21.4% - (continued)
23,842	Fidelity National Information Services, Inc.	$2,924,937
13,384	FleetCor Technologies, Inc.*	3,758,896
18,284	Global Payments, Inc.	2,927,817
12,677	Intuit, Inc.	3,312,880
41,746	Mastercard, Inc. Class A	11,043,069
186,864	Microsoft Corp.	25,032,302
87,667	PayPal Holdings, Inc.*	10,034,365
58,103	Salesforce.com, Inc.*	8,815,968
18,720	ServiceNow, Inc.*	5,139,950
24,491	Splunk, Inc.*	3,079,743
17,577	Temenos AG*	3,147,229
22,130	Total System Services, Inc.	2,838,615
14,184	VeriSign, Inc.*	2,966,725
40,472	Visa, Inc. Class A	7,023,916

		110,196,700

	Technology Hardware & Equipment - 1.6%
31,723	CDW Corp.	3,521,253
51,091	Cisco Systems, Inc.	2,796,210
191,483	Sunny Optical Technology Group Co., Ltd.	1,982,478

		8,299,941

	Telecommunication Services - 0.8%
54,333	T-Mobile US, Inc.*	4,028,249

	Transportation - 3.1%
34,364	Canadian National Railway Co.	3,180,418
43,015	CSX Corp.	3,328,071
14,589	Norfolk Southern Corp.	2,908,025
54,000	Uber Technologies, Inc.*	2,504,520
23,742	Union Pacific Corp.	4,015,010

		15,936,044

	Total Common Stocks (cost $379,969,487)	$510,069,821

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.0%
	Other Investment Pools & Funds - 1.0%
5,054,183	Fidelity Institutional Government Fund, Institutional Class, 2.27%(1)	$5,054,183

	Total Short-Term Investments (cost $5,054,183)	$5,054,183

Total Investments (cost $385,023,670)	99.9%	$515,124,004
Other Assets and Liabilities	0.1%	523,610

Total Net Assets	100.0%	$515,647,614

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$3,904,320	$—	$3,904,320	$—
Banks	5,847,064	5,847,064	—	—
Capital Goods	31,501,287	19,831,411	11,669,876	—
Commercial & Professional Services	9,627,415	3,098,066	6,529,349	—
Consumer Durables & Apparel	18,372,476	10,734,334	7,638,142	—
Consumer Services	6,206,257	3,687,730	2,518,527	—
Diversified Financials	28,391,898	21,777,875	6,614,023	—
Energy	7,305,918	4,981,788	2,324,130	—
Food, Beverage & Tobacco	28,078,591	7,144,274	20,934,317	—
Health Care Equipment & Services	32,819,415	29,783,675	3,035,740	—
Insurance	17,446,617	6,891,939	10,554,678	—
Materials	7,917,085	2,216,563	5,700,522	—
Media & Entertainment	57,269,524	48,098,588	9,170,936	—
Pharmaceuticals, Biotechnology & Life Sciences	35,590,485	19,784,040	15,806,445	—
Real Estate	8,842,871	8,842,871	—	—
Retailing	50,405,743	50,405,743	—	—
Semiconductors & Semiconductor Equipment	22,081,921	10,863,216	11,218,705	—
Software & Services	110,196,700	107,049,471	3,147,229	—
Technology Hardware & Equipment	8,299,941	6,317,463	1,982,478	—
Telecommunication Services	4,028,249	4,028,249	—	—
Transportation	15,936,044	15,936,044	—	—
Short-Term Investments	5,054,183	5,054,183	—	—

Total	$515,124,004	$392,374,587	$122,749,417	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

44

Hartford Growth Opportunities HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6%
	Capital Goods - 3.3%
101,088	IDEX Corp.	$17,401,288
112,926	L3Harris Technologies, Inc.	21,357,694
91,453	Raytheon Co.	15,901,848

		54,660,830

	Commercial & Professional Services - 1.7%
42,602	CoStar Group, Inc.*	23,604,064
18,785	Klarna Holding AB(1)(2)(3)	3,317,564
182,167	Landscape Acquisition Holdings Ltd.*	1,525,649

		28,447,277

	Consumer Durables & Apparel - 2.5%
318,960	Lennar Corp. Class A	15,456,802
471,689	Under Armour, Inc. Class A*	11,957,316
619,682	Under Armour, Inc. Class C*	13,756,940

		41,171,058

	Consumer Services - 4.3%
1,556,596	DraftKings, Inc.*(1)(2)(3)	4,358,469
209,984	Grand Canyon Education, Inc.*	24,572,327
220,557	Marriott Vacations Worldwide Corp.	21,261,695
577,000	Target Hospitality Corp.*	5,250,700
72,178	Vail Resorts, Inc.	16,108,686

		71,551,877

	Diversified Financials - 3.0%
327,447	American Express Co.	40,420,058
1,080,873	J2 Acquisition Ltd.*(4)	9,592,748

		50,012,806

	Food, Beverage & Tobacco - 3.9%
426,769	Lamb Weston Holdings, Inc.	27,040,084
571,960	Monster Beverage Corp.*	36,508,207

		63,548,291

	Health Care Equipment & Services - 10.2%
118,089	Align Technology, Inc.*	32,320,959
86,873	DexCom, Inc.*	13,017,050
279,776	Haemonetics Corp.*	33,668,244
343,646	Insulet Corp.*	41,024,459
14,536	Intuitive Surgical, Inc.*	7,624,859
169,019	Penumbra, Inc.*	27,043,040
86,706	Veeva Systems, Inc. Class A*	14,055,910

		168,754,521

	Media & Entertainment - 13.3%
20,683	Alphabet, Inc. Class C*	22,356,461
174,398	Netflix, Inc.*	64,059,873
680,569	Ocean Outdoor Ltd.*(4)	5,291,424
1,166,401	Pinterest, Inc. Class A*(5)	31,749,435
199,300	Spotify Technology S.A.*	29,141,646
331,109	TripAdvisor, Inc.*	15,327,036
367,684	Walt Disney Co.	51,343,394

		219,269,269

	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
452,646	AstraZeneca plc ADR	18,685,227
42,679	Bluebird Bio, Inc.*	5,428,769
30,500	Elanco Animal Health, Inc.*	1,030,900
385,540	Exact Sciences Corp.*	45,509,142
12,354	Galapagos N.V. ADR*	1,592,801
131,980	Galapagos N.V.*	17,045,666
158,959	Ionis Pharmaceuticals, Inc.*	10,216,295
53,948	Sage Therapeutics, Inc.*	9,877,339
98,214	Seattle Genetics, Inc.*	6,797,391
118,483	Thermo Fisher Scientific, Inc.	34,796,087

		150,979,617

Shares or Principal Amount		Market Value†
COMMON STOCKS - 92.6% - (continued)
	Real Estate - 1.0%
122,239	Crown Castle International Corp. REIT	$15,933,854
10,657	WeWork Companies, Inc. Class A(1)(2)(3)	724,676

		16,658,530

	Retailing - 11.9%
68,999	Amazon.com, Inc.*	130,658,576
117,842	Burlington Stores, Inc.*	20,050,816
514,179	Floor & Decor Holdings, Inc. Class A*	21,544,100
41,578	JAND, Inc. Series A(1)(2)(3)	573,777
38,805	Tory Burch LLC*(1)(2)(3)	1,904,551
147,808	Wayfair, Inc. Class A*	21,579,968

		196,311,788

	Semiconductors & Semiconductor Equipment - 3.5%
1,184,389	Advanced Micro Devices, Inc.*	35,969,894
930,470	Marvell Technology Group Ltd.	22,210,319

		58,180,213

	Software & Services - 21.6%
267,686	2U, Inc.*	10,075,701
69,206	Fair Isaac Corp.*	21,732,068
84,957	FleetCor Technologies, Inc.*	23,860,173
404,209	GoDaddy, Inc. Class A*	28,355,261
319,349	Guidewire Software, Inc.*	32,375,602
251,638	PayPal Holdings, Inc.*	28,802,485
157,142	ServiceNow, Inc.*	43,146,479
306,402	Splunk, Inc.*	38,530,052
242,056	Square, Inc. Class A*	17,556,322
464,125	SS&C Technologies Holdings, Inc.	26,738,241
188,582	VMware, Inc. Class A	31,532,796
173,282	Workday, Inc. Class A*	35,623,314
216,161	Zendesk, Inc.*	19,244,814

		357,573,308

	Technology Hardware & Equipment - 1.8%
138,979	Zebra Technologies Corp. Class A*	29,114,711

	Transportation - 1.5%
324,052	CSX Corp.	25,071,903

	Total Common Stocks (cost $1,282,334,224)	$1,531,305,999

PREFERRED STOCKS - 4.1%
	Real Estate - 1.1%
145,709	WeWork Companies, Inc. Class D-1*(1)(2)(3)	$9,908,212
114,486	WeWork Companies, Inc. Class D-2*(1)(2)(3)	7,785,048

		17,693,260

	Retailing - 0.6%
1,605,750	Coupang LLC *(1)(2)(3)	9,154,059
92,843	JAND, Inc. Series D*(1)(2)(3)	1,297,945

		10,452,004

	Software & Services - 2.4%
1,871,878	Essence Group Holdings Corp. Series 3*(1)(2)(3)	4,586,101
287,204	Lookout, Inc. Series F*(1)(2)(3)	2,021,916
366,944	MarkLogic Corp. Series F*(1)(2)(3)	3,720,812
162,930	Pinterest, Inc. Series G*(2)(3)	4,166,394
589,628	Uber Technologies, Inc. Series D*(2)(3)	25,356,697

		39,851,920

	Total Preferred Stocks (cost $33,556,291)	$67,997,184

The accompanying notes are an integral part of these financial statements.

45

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CONVERTIBLE PREFERRED STOCKS - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C*(1)(2)(3)	$3,287,729

	Total Convertible Preferred Stocks (cost $2,760,927)	$3,287,729

ESCROWS - 0.0%(6)
	Capital Goods - 0.0%
1,458,400	Lithium Technology Corp.*(1)(2)(3)	$14,584

	Software & Services - 0.0%
535,139	Birst, Inc.*(1)(2)(3)	27,827
210,735	Veracode, Inc.*(1)(2)(3)	114,640

		142,467

	Total Escrows (cost $— )	$157,051

WARRANTS - 0.0%
	Commercial & Professional Services - 0.0%
516,400	Landscape Acquisition Holdings Ltd. Expires 11/23/22*	$51,640

	Consumer Services - 0.0%
192,333	Target Hospitality Corp. Expires 3/15/24*	384,666

	Diversified Financials - 0.0%
656,679	J2 Acquisition Ltd. Expires 9/7/27*	137,903

	Total Warrants (cost $271,560)	$574,209

	Total Long-Term Investments (cost $1,318,923,002)	$1,603,322,172

SHORT-TERM INVESTMENTS - 2.9%
	Other Investment Pools & Funds - 2.9%
47,093,785	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(7)	$47,093,785

	Total Short-Term Investments (cost $47,093,785)	$47,093,785

Total Investments (cost $1,366,016,787)	99.8%	$1,650,415,957
Other Assets and Liabilities	0.2%	4,114,341

Total Net Assets	100.0%	$1,654,530,298

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $82,321,001 or 5.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2015	Birst, Inc.	535,139	$—	$27,827
11/2014	Coupang LLC Preferred	1,605,750	4,998,894	9,154,059
12/2014	DraftKings, Inc.	1,556,596	2,280,348	4,358,469
05/2014	Essence Group Holdings Corp. Series 3 Preferred	1,871,878	2,960,001	4,586,101
08/2014	Honest Co. Series C Convertible Preferred	102,040	2,760,927	3,287,729
04/2015	JAND, Inc. Series A	41,578	477,536	573,777
04/2015	JAND, Inc. Series D Preferred	92,843	1,066,330	1,297,945
08/2015	Klarna Holding AB	18,785	2,060,349	3,317,564
08/2013	Lithium Technology Corp.	1,458,400	—	14,584
07/2014	Lookout, Inc. Series F Preferred	287,204	3,280,760	2,021,916
04/2015	MarkLogic Corp. Series F Preferred	366,944	4,261,761	3,720,812
03/2015	Pinterest, Inc. Series G Preferred	162,930	3,509,068	4,166,394
11/2013	Tory Burch LLC	38,805	3,041,403	1,904,551
06/2014	Uber Technologies, Inc. Series D Preferred	589,628	9,146,929	25,356,697
04/2017	Veracode, Inc.	210,735	—	114,640
12/2014	WeWork Companies, Inc. Class A	10,657	177,451	724,676
12/2014	WeWork Companies, Inc. Class D-1 Preferred	145,709	2,426,224	9,908,212
12/2014	WeWork Companies, Inc. Class D-2 Preferred	114,486	1,906,324	7,785,048

			$44,354,305	$82,321,001

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $82,321,001, which represented 5.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $14,884,172, representing 0.9% of net assets.

(5)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(6)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(7)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

46

Hartford Growth Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Capital Goods	$54,660,830	$54,660,830	$—	$—
Commercial & Professional Services	28,447,277	25,129,713	—	3,317,564
Consumer Durables & Apparel	41,171,058	41,171,058	—	—
Consumer Services	71,551,877	67,193,408	—	4,358,469
Diversified Financials	50,012,806	50,012,806	—	—
Food, Beverage & Tobacco	63,548,291	63,548,291	—	—
Health Care Equipment & Services	168,754,521	168,754,521	—	—
Media & Entertainment	219,269,269	219,269,269	—	—
Pharmaceuticals, Biotechnology & Life Sciences	150,979,617	133,933,951	17,045,666	—
Real Estate	16,658,530	15,933,854	—	724,676
Retailing	196,311,788	193,833,460	—	2,478,328
Semiconductors & Semiconductor Equipment	58,180,213	58,180,213	—	—
Software & Services	357,573,308	357,573,308	—	—
Technology Hardware & Equipment	29,114,711	29,114,711	—	—
Transportation	25,071,903	25,071,903	—	—
Preferred Stocks	67,997,184	—	29,523,091	38,474,093
Convertible Preferred Stocks	3,287,729	—	—	3,287,729
Escrows	157,051	—	—	157,051
Warrants	574,209	574,209	—	—
Short-Term Investments	47,093,785	47,093,785	—	—

Total	$1,650,415,957	$1,551,049,290	$46,568,757	$52,797,910

(1)	For the six-month period ended June 30, 2019, investments valued at $34,516,192 were transferred out of Level 3 due to the expiration of trading restrictions and there were no transfers into Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2019:

	Common Stocks	Preferred Stocks	Convertible Preferred Stocks	Escrows	Total
Beginning balance	$16,246,182	$64,536,973	$3,167,321	$267,585	$84,218,061
Purchases	—	—	—	—	—
Sales	—	—	—	(122,815)	(122,815)
Accrued discounts/(premiums)	—	—	—	—	—
Total realized gain/(loss)	—	—	—	122,815	122,815
Net change in unrealized appreciation/depreciation	1,149,303	1,936,865	120,408	(110,534)	3,096,041
Transfers into Level 3	—	—	—	—	—
Transfers out of Level 3	(6,516,448)	(27,999,745)	—	—	(34,516,192)

Ending balance	$10,879,037	$38,474,093	$3,287,729	$157,051	$52,797,910

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2019 was $3,096,041.

The accompanying notes are an integral part of these financial statements.

47

Hartford Healthcare HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7%
	Biotechnology - 25.1%
18,967	Aimmune Therapeutics, Inc.*	$394,893
149,909	Alder Biopharmaceuticals, Inc.*	1,764,429
122,426	Alkermes plc*	2,759,482
24,097	Alnylam Pharmaceuticals, Inc.*	1,748,478
30,415	Arena Pharmaceuticals, Inc.*	1,783,231
32,920	Assembly Biosciences, Inc.*	444,091
27,945	Audentes Therapeutics, Inc.*	1,057,998
22,040	Bluebird Bio, Inc.*(1)	2,803,488
40,041	Calithera Biosciences, Inc.*	156,160
11,725	Clementia Pharmaceuticals, Inc.*(2)(3)	15,829
138,737	Coherus Biosciences, Inc.*	3,066,088
13,552	Cyclerion Therapeutics, Inc.*	155,170
61,033	CytomX Therapeutics, Inc.*	684,790
50,956	Forty Seven, Inc.*	540,134
64,957	G1 Therapeutics, Inc.*	1,991,582
12,005	Galapagos N.V.*	1,550,487
10,437	Genmab A/S*	1,919,130
36,056	Genus plc	1,214,349
38,180	Global Blood Therapeutics, Inc.*	2,008,268
78,462	GlycoMimetics, Inc.*	935,267
38,856	Heron Therapeutics, Inc.*	722,333
18,729	Incyte Corp.*	1,591,216
140,928	Ironwood Pharmaceuticals, Inc.*	1,541,752
100,473	Karyopharm Therapeutics, Inc.*	601,833
77,727	Medicines Co.*	2,834,704
136,251	Momenta Pharmaceuticals, Inc.*	1,696,325
52,100	Myovant Sciences Ltd.*	471,505
30,854	Neon Therapeutics, Inc.*	146,248
17,427	ObsEva S.A.*	197,099
89,323	PhaseBio Pharmaceuticals, Inc.*	1,171,918
79,789	Portola Pharmaceuticals, Inc.*	2,164,676
45,751	Ra Pharmaceuticals, Inc.*	1,375,733
26,360	Radius Health, Inc.*	642,130
345,133	Rigel Pharmaceuticals, Inc.*	900,797
46,887	Seattle Genetics, Inc.*	3,245,049
129,420	Syndax Pharmaceuticals, Inc.*	1,204,900
15,193	Ultragenyx Pharmaceutical, Inc.*	964,755
33,527	UroGen Pharma Ltd.*(1)	1,204,960
31,338	Vertex Pharmaceuticals, Inc.*	5,746,762
44,700	Zai Lab Ltd. ADR*	1,558,689
14,954	Zealand Pharma A/S ADR*(1)	322,259

		57,298,987

	Health Care Equipment - 23.4%
151,113	Abbott Laboratories	12,708,603
34,520	AtriCure, Inc.*	1,030,077
36,327	Baxter International, Inc.	2,975,181
196,849	Boston Scientific Corp.*	8,460,570
47,674	Danaher Corp.	6,813,568
22,866	Edwards Lifesciences Corp.*	4,224,265
17,458	Globus Medical, Inc. Class A*	738,474
16,265	iRhythm Technologies, Inc.*	1,286,236
27,601	Koninklijke Philips N.V.	1,199,979
81,074	Medtronic plc	7,895,797
35,308	NuVasive, Inc.*	2,066,930
67,887	Smith & Nephew plc	1,474,140
22,337	Zimmer Biomet Holdings, Inc.	2,629,958

		53,503,778

	Health Care Facilities - 4.0%
57,440	Acadia Healthcare Co., Inc.*	2,007,528
40,265	HCA Healthcare, Inc.	5,442,620
58,738	NMC Health plc(1)	1,797,131

		9,247,279

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.7% - (continued)
	Health Care Services - 0.4%
15,696	Fresenius SE & Co. KGaA	$852,293

	Health Care Supplies - 0.2%
3,619	Alcon, Inc.*	223,472
13,000	Asahi Intecc Co., Ltd.	321,348

		544,820

	Health Care Technology - 1.4%
59,955	HMS Holdings Corp.*	1,941,943
17,457	Teladoc Health, Inc.*(1)	1,159,319

		3,101,262

	Life Sciences Tools & Services - 6.9%
2,800	Adaptive Biotechnologies Corp.*	135,240
72,100	Avantor Inc.*	1,376,389
8,950	Bio-Techne Corp.	1,865,985
142,000	Frontage Holdings Corp.*(4)	56,715
8,119	ICON plc*	1,250,082
4,272	Tecan Group AG	1,109,467
28,821	Thermo Fisher Scientific, Inc.	8,464,151
186,452	WuXi AppTec Co., Ltd. Class H(1)(4)	1,634,979

		15,893,008

	Managed Health Care - 11.9%
32,584	Anthem, Inc.	9,195,530
11,703	Humana, Inc.	3,104,806
7,922	Molina Healthcare, Inc.*	1,133,955
42,179	UnitedHealth Group, Inc.	10,292,098
12,011	WellCare Health Plans, Inc.*	3,423,976

		27,150,365

	Pharmaceuticals - 25.4%
37,258	Allergan plc	6,238,107
72,679	Amneal Pharmaceuticals, Inc.*	521,108
142,316	AstraZeneca plc ADR	5,874,805
147,300	Bristol-Myers Squibb Co.	6,680,055
17,275	Chugai Pharmaceutical Co., Ltd.	1,131,388
33,105	Daiichi Sankyo Co., Ltd.	1,736,209
37,593	Dermira, Inc.*	359,389
44,404	Eisai Co., Ltd.	2,516,651
29,315	Elanco Animal Health, Inc.*	990,847
50,584	Eli Lilly & Co.	5,604,201
9,402	Hikma Pharmaceuticals plc	205,762
18,850	Hutchison China MediTech Ltd. ADR*	414,700
13,049	Kala Pharmaceuticals, Inc.*	83,253
27,825	Laboratorios Farmaceuticos Rovi S.A.	635,960
168,046	MediWound Ltd.*	567,996
95,798	Mylan N.V.*	1,823,994
29,383	MyoKardia, Inc.*	1,473,264
17,317	Novartis AG	1,580,899
50,905	Odonate Therapeutics, Inc.*	1,867,704
54,096	Ono Pharmaceutical Co., Ltd.	972,634
263,525	Pfizer, Inc.	11,415,903
51,197	Revance Therapeutics, Inc.*	664,025
14,284	Takeda Pharmaceutical Co., Ltd.	508,122
67,278	Teva Pharmaceutical Industries Ltd. ADR*	620,976
27,190	Tricida, Inc.*	1,072,917
21,338	UCB S.A.	1,770,831
29,448	WaVe Life Sciences Ltd.*(1)	768,298

		58,099,998

	Total Common Stocks (cost $193,833,757)	$225,691,790

SHORT-TERM INVESTMENTS - 4.5%
	Other Investment Pools & Funds - 2.6%
5,976,320	Fidelity Institutional Government Fund, Institutional Class, 2.27%(5)	$5,976,320

The accompanying notes are an integral part of these financial statements.

48

Hartford Healthcare HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 4.5% - (continued)
	Securities Lending Collateral - 1.9%
219,225	Citibank NA DDCA, 2.36%, 7/1/2019(5)	$219,225
1,989,999	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(5)	1,989,999
277,351	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(5)	277,351
843,289	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(5)	843,289
982,931	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(5)	982,931
71,712	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(5)	71,712

		4,384,507

	Total Short-Term Investments (cost $10,360,827)	$10,360,827

Total Investments (cost $204,194,584)	103.2%	$236,052,617
Other Assets and Liabilities	(3.2)%	(7,409,053)

Total Net Assets	100.0%	$228,643,564

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of this security was $15,829, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)	Investment valued using significant unobservable inputs.

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $1,691,694, representing 0.7% of net assets.

(5)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Biotechnology	$57,298,987	$54,518,322	$2,764,836	$15,829
Health Care Equipment	53,503,778	50,829,659	2,674,119	—
Health Care Facilities	9,247,279	7,450,148	1,797,131	—
Health Care Services	852,293	—	852,293	—
Health Care Supplies	544,820	223,472	321,348	—
Health Care Technology	3,101,262	3,101,262	—	—
Life Sciences Tools & Services	15,893,008	14,783,541	1,109,467	—
Managed Health Care	27,150,365	27,150,365	—	—
Pharmaceuticals	58,099,998	47,677,502	10,422,496	—
Short-Term Investments	10,360,827	10,360,827	—	—

Total	$236,052,617	$216,095,098	$19,941,690	$15,829

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

49

Hartford High Yield HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 0.9%
		Consumer Services - 0.3%
	58,800	Caesars Entertainment Corp.*	$695,016

		Diversified Financials - 0.3%
	21,000	OneMain Holdings, Inc.	710,010

		Energy - 0.3%
	206,275,142	KCA Deutag*(1)(2)(3)	817,675

		Total Common Stocks (cost $4,329,363)	$2,222,701

CORPORATE BONDS - 90.4%
		Advertising - 0.3%
	$760,000	Lamar Media Corp. 5.75%, 02/01/2026	$798,950

		Aerospace/Defense - 1.4%
		DAE Funding LLC
	370,000	4.50%, 08/01/2022(4)	375,550
	760,000	5.00%, 08/01/2024(4)	791,350
	2,205,000	TransDigm, Inc. 6.25%, 03/15/2026(4)	2,320,762

			3,487,662

		Airlines - 0.3%
	680,000	Bombardier, Inc. 7.88%, 04/15/2027(4)	680,850

		Auto Parts & Equipment - 0.6%
EUR	950,000	Adient Global Holdings Ltd. 3.50%, 08/15/2024(5)	896,603
	$200,000	Adient U.S. LLC 7.00%, 05/15/2026(4)	205,500
	385,000	Panther BF Aggregator 2 L.P. / Panther Finance Co., Inc. 8.50%, 05/15/2027(4)	396,550

			1,498,653

		Chemicals - 0.9%
		CF Industries, Inc.
	140,000	4.95%, 06/01/2043	125,300
	767,000	5.15%, 03/15/2034	749,742
	220,000	5.38%, 03/15/2044	206,316
		Chemours Co.
	970,000	6.63%, 05/15/2023	1,003,339
	305,000	7.00%, 05/15/2025	318,725

			2,403,422

		Coal - 0.4%
	1,365,000	Cloud Peak Energy Resources LLC / Cloud Peak Energy Finance Corp. 12.00%, 11/01/2021(6)	177,450
	1,520,000	Foresight Energy LLC / Foresight Energy Finance Corp. 11.50%, 04/01/2023(4)	851,200

			1,028,650

		Commercial Banks - 2.9%
EUR	400,000	Banco Bilbao Vizcaya Argentaria S.A. 5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(5)(7)(8)	506,578
	1,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(5)(7)(8)	1,586,897
	$1,080,000	BNP Paribas S.A. 5 year USD Swap + 6.314%, 7.63%, 03/30/2021(4)(7)(8)	1,143,450
	690,000	Credit Agricole S.A. 5 year USD Swap + 4.898%, 7.88%, 01/23/2024(4)(7)(8)	759,635
	2,135,000	Credit Suisse Group AG 5 year USD Swap + 3.455%, 6.25%, 12/18/2024(5)(7)(8)	2,223,069
	1,580,000	Freedom Mortgage Corp. 8.13%, 11/15/2024(4)	1,343,000

			7,562,629

		Commercial Services - 3.7%
	324,000	ACE Cash Express, Inc. 12.00%, 12/15/2022(4)	288,360
		APX Group, Inc.
	995,000	7.63%, 09/01/2023	800,975
	860,000	7.88%, 12/01/2022	824,525
	985,000	Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.50%, 04/01/2023	1,005,931

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Commercial Services - 3.7% - (continued)
$1,344,000	Brand Industrial Services, Inc. 8.50%, 07/15/2025(4)	$1,218,000
520,000	Garda World Security Corp. 8.75%, 05/15/2025(4)	513,500
1,240,000	Herc Holdings, Inc. 5.50%, 07/15/2027(4)	1,247,750
	Herc Rentals, Inc.
665,000	7.50%, 06/01/2022(4)	690,603
1,184,000	7.75%, 06/01/2024(4)	1,254,093
	Service Corp. International
385,000	4.63%, 12/15/2027	393,181
270,000	5.13%, 06/01/2029	284,175
	United Rentals North America, Inc.
440,000	4.63%, 10/15/2025	447,150
555,000	5.88%, 09/15/2026	591,075

		9,559,318

	Construction Materials - 0.9%
615,000	Norbord, Inc. 5.75%, 07/15/2027(4)	618,844
1,605,000	Standard Industries, Inc. 5.38%, 11/15/2024(4)	1,661,175

		2,280,019

	Distribution/Wholesale - 0.2%
465,000	IAA, Inc. 5.50%, 06/15/2027(4)	483,600

	Diversified Financial Services - 4.7%
1,145,000	Ally Financial, Inc. 3.88%, 05/21/2024	1,172,194
655,000	Credit Acceptance Corp. 6.63%, 03/15/2026(4)	688,569
620,000	Fly Leasing Ltd. 5.25%, 10/15/2024	632,400
1,370,000	goeasy Ltd. 7.88%, 11/01/2022(4)	1,435,075
	Navient Corp.
365,000	5.63%, 08/01/2033	303,862
1,316,000	5.88%, 10/25/2024	1,330,805
240,000	6.13%, 03/25/2024	246,000
815,000	6.50%, 06/15/2022	865,726
197,000	7.25%, 09/25/2023	210,297
	Springleaf Finance Corp.
445,000	6.13%, 03/15/2024	478,375
410,000	6.88%, 03/15/2025	448,942
140,000	7.13%, 03/15/2026	153,388
675,000	7.75%, 10/01/2021	738,281
1,730,000	8.25%, 12/15/2020	1,857,587
720,000	Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75%, 06/01/2025(4)	741,600
685,000	Vantiv LLC / Vantiv Issuer Corp. 4.38%, 11/15/2025(4)	711,544

		12,014,645

	Electric - 1.1%
2,220,000	AES Corp. 5.13%, 09/01/2027	2,342,100
415,000	NextEra Energy Operating Partners L.P. 4.25%, 07/15/2024(4)	417,602

		2,759,702

	Entertainment - 2.9%
1,150,000	Caesars Resort Collection LLC / CRC Finco, Inc. 5.25%, 10/15/2025(4)	1,153,594
	Eldorado Resorts, Inc.
1,350,000	6.00%, 04/01/2025	1,419,187
195,000	6.00%, 09/15/2026	213,038
650,000	Golden Entertainment, Inc. 7.63%, 04/15/2026(4)	664,625
1,655,000	Jacobs Entertainment, Inc. 7.88%, 02/01/2024(4)	1,766,712
1,880,000	Penn National Gaming, Inc. 5.63%, 01/15/2027(4)	1,856,500
325,000	WMG Acquisition Corp. 5.00%, 08/01/2023(4)	331,500

		7,405,156

	Environmental Control - 1.7%
	Clean Harbors, Inc.
984,000	4.88%, 07/15/2027(4)	1,000,088
442,000	5.13%, 07/15/2029(4)	450,840

The accompanying notes are an integral part of these financial statements.

50

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.4% - (continued)
		Environmental Control - 1.7% - (continued)
	$745,000	Stericycle, Inc. 5.38%, 07/15/2024(4)	$777,683
	2,107,000	Tervita Escrow Corp. 7.63%, 12/01/2021(4)	2,143,262

			4,371,873

		Food - 2.1%
		Post Holdings, Inc.
	1,705,000	5.00%, 08/15/2026(4)	1,728,444
	1,151,000	5.63%, 01/15/2028(4)	1,182,652
	660,000	5.75%, 03/01/2027(4)	681,450
	1,665,000	TreeHouse Foods, Inc. 4.88%, 03/15/2022	1,675,406

			5,267,952

		Gas - 0.8%
		AmeriGas Partners L.P. / AmeriGas Finance Corp.
	307,000	5.50%, 05/20/2025	323,118
	364,000	5.75%, 05/20/2027	382,200
	1,219,000	5.88%, 08/20/2026	1,292,140

			1,997,458

		Healthcare - Products - 1.6%
	2,380,000	Avantor, Inc. 6.00%, 10/01/2024(4)	2,532,320
	1,435,000	Sotera Health Holdings LLC 6.50%, 05/15/2023(4)	1,452,937

			3,985,257

		Healthcare - Services - 3.7%
	195,000	Catalent Pharma Solutions, Inc. 5.00%, 07/15/2027(4)	198,413
	700,000	CHS/Community Health Systems, Inc. 8.13%, 06/30/2024(4)	523,250
	1,835,000	HCA Healthcare, Inc. 6.25%, 02/15/2021	1,922,162
		HCA, Inc.
	670,000	5.25%, 06/15/2026	741,830
	1,085,000	5.38%, 02/01/2025	1,171,122
	1,430,000	5.38%, 09/01/2026	1,540,825
	130,000	5.63%, 09/01/2028	140,725
	105,000	5.88%, 02/01/2029	115,106
	1,124,000	7.50%, 11/15/2095	1,185,820
	2,055,000	West Street Merger Sub, Inc. 6.38%, 09/01/2025(4)	1,900,875

			9,440,128

		Home Builders - 2.2%
	370,000	Beazer Homes USA, Inc. 5.88%, 10/15/2027	320,864
	1,310,000	KB Home 8.00%, 03/15/2020	1,352,837
		M/I Homes, Inc.
	150,000	5.63%, 08/01/2025	152,250
	2,115,000	6.75%, 01/15/2021	2,149,369
	1,690,000	Taylor Morrison Communities, Inc. 6.63%, 05/15/2022	1,747,037

			5,722,357

		Household Products - 0.6%
	2,400,000	Revlon Consumer Products Corp. 6.25%, 08/01/2024	1,644,000

		Household Products/Wares - 0.5%
EUR	1,320,000	Diamond (BC) B.V. 5.63%, 08/15/2025(5)	1,245,807

		Insurance - 1.3%
	$1,450,000	Acrisure LLC / Acrisure Finance, Inc. 8.13%, 02/15/2024(4)	1,497,125
	410,000	CNO Financial Group, Inc. 5.25%, 05/30/2029	443,825
		Genworth Holdings, Inc.
	110,000	4.80%, 02/15/2024	93,500
	770,000	4.90%, 08/15/2023	662,200
	440,000	7.20%, 02/15/2021	431,200
	245,000	7.63%, 09/24/2021	240,100
	35,000	7.70%, 06/15/2020	35,087

			3,403,037

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 90.4% - (continued)
		Iron/Steel - 0.5%
		Steel Dynamics, Inc.
	$230,000	4.13%, 09/15/2025	$228,850
	1,130,000	5.50%, 10/01/2024	1,170,963

			1,399,813

		Lodging - 4.4%
		Boyd Gaming Corp.
	790,000	6.00%, 08/15/2026	830,488
	920,000	6.38%, 04/01/2026	973,250
	1,935,000	FelCor Lodging L.P. 6.00%, 06/01/2025	2,039,006
	1,587,000	Hilton Domestic Operating Co., Inc. 4.25%, 09/01/2024	1,610,805
	1,630,000	Jack Ohio Finance LLC / Jack Ohio Finance Corp. 6.75%, 11/15/2021(4)	1,674,336
	615,000	MGM Resorts International 5.50%, 04/15/2027	644,981
	660,000	Station Casinos LLC 5.00%, 10/01/2025(4)	661,650
	1,585,000	Sugarhouse HSP Gaming Prop Mezz L.P. / Sugarhouse HSP Gaming Finance Corp. 5.88%, 05/15/2025(4)	1,561,225
	1,280,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50%, 03/01/2025(4)	1,321,984

			11,317,725

		Machinery - Diversified - 0.5%
	1,165,000	Cloud Crane LLC 10.13%, 08/01/2024(4)	1,252,375

		Media - 11.7%
		Altice France S.A.
	2,370,000	7.38%, 05/01/2026(4)	2,429,250
	1,040,000	8.13%, 02/01/2027(4)	1,092,000
		Altice Luxembourg S.A.
	1,000,000	7.63%, 02/15/2025(4)	940,625
EUR	645,000	8.00%, 05/15/2027(5)	745,783
		CCO Holdings LLC / CCO Holdings Capital Corp.
	$120,000	5.13%, 02/15/2023	121,896
	245,000	5.13%, 05/01/2023(4)	250,130
	95,000	5.25%, 09/30/2022	96,435
	545,000	5.75%, 09/01/2023	557,088
	105,000	5.75%, 01/15/2024	107,349
	3,000,000	5.75%, 02/15/2026(4)	3,146,250
		CSC Holdings LLC
	1,775,000	5.13%, 12/15/2021(4)	1,775,000
	1,195,000	5.25%, 06/01/2024	1,241,306
	585,000	5.50%, 04/15/2027(4)	614,250
	1,490,000	6.50%, 02/01/2029(4)	1,625,962
		DISH DBS Corp.
	285,000	5.00%, 03/15/2023	275,381
	595,000	5.88%, 07/15/2022	603,925
	435,000	5.88%, 11/15/2024	411,619
	945,000	6.75%, 06/01/2021	991,069
	556,000	7.88%, 09/01/2019	558,085
		Gray Television, Inc.
	1,255,000	5.13%, 10/15/2024(4)	1,278,531
	380,000	5.88%, 07/15/2026(4)	394,250
	273,000	Liberty Interactive LLC 8.25%, 02/01/2030	272,318
		Sinclair Television Group, Inc.
	520,000	5.13%, 02/15/2027(4)	509,600
	270,000	5.63%, 08/01/2024(4)	276,075
	1,055,000	5.88%, 03/15/2026(4)	1,078,421
		Sirius XM Radio, Inc.
	520,000	4.63%, 07/15/2024(4)	532,106
	1,120,000	5.50%, 07/01/2029(4)	1,148,224
		TEGNA, Inc.
	1,515,000	4.88%, 09/15/2021(4)	1,518,787
	1,528,000	5.13%, 10/15/2019	1,529,910
	1,565,000	Tribune Media Co. 5.88%, 07/15/2022	1,592,231
	817,000	WMG Acquisition Corp. 5.50%, 04/15/2026(4)	843,471

The accompanying notes are an integral part of these financial statements.

51

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Media - 11.7% - (continued)
$1,328,000	Ziggo B.V. 5.50%, 01/15/2027(4)	$1,350,855

		29,908,182

	Metal Fabricate/Hardware - 0.7%
	Novelis Corp.
605,000	5.88%, 09/30/2026(4)	612,562
1,115,000	6.25%, 08/15/2024(4)	1,169,033

		1,781,595

	Mining - 0.2%
520,000	Constellium N.V. 5.88%, 02/15/2026(4)	534,300

	Miscellaneous Manufacturing - 0.7%
1,785,000	Bombardier, Inc. 6.13%, 01/15/2023(4)	1,809,544

	Office/Business Equipment - 1.1%
	Pitney Bowes, Inc.
280,000	4.63%, 03/15/2024	252,700
880,000	4.70%, 04/01/2023	829,400
1,600,000	Xerox Corp. 4.13%, 03/15/2023	1,628,656

		2,710,756

	Oil & Gas - 8.8%
2,260,000	Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.13%, 11/15/2022(4)	2,291,075
875,000	California Resources Corp. 8.00%, 12/15/2022(4)	659,531
725,000	Centennial Resource Production LLC 5.38%, 01/15/2026(4)	688,750
	Chesapeake Energy Corp.
1,435,000	7.00%, 10/01/2024	1,287,913
915,000	7.50%, 10/01/2026	814,350
1,000,000	8.00%, 06/15/2027	881,250
1,430,000	Energen Corp. 4.63%, 09/01/2021	1,444,300
220,000	EP Energy LLC / Everest Acquisition Finance, Inc. 7.75%, 05/15/2026(4)	196,350
1,355,000	Jagged Peak Energy LLC 5.88%, 05/01/2026	1,334,675
1,120,000	Matador Resources Co. 5.88%, 09/15/2026	1,131,200
	MEG Energy Corp.
220,000	6.38%, 01/30/2023(4)	209,550
1,090,000	6.50%, 01/15/2025(4)	1,095,450
685,000	7.00%, 03/31/2024(4)	650,750
	QEP Resources, Inc.
1,895,000	5.25%, 05/01/2023	1,823,937
205,000	5.38%, 10/01/2022	199,363
150,000	5.63%, 03/01/2026	141,000
245,000	6.80%, 03/01/2020	246,531
	SM Energy Co.
1,680,000	5.00%, 01/15/2024	1,541,400
275,000	5.63%, 06/01/2025	250,250
240,000	6.13%, 11/15/2022	238,200
420,000	6.63%, 01/15/2027	388,500
1,110,000	Sunoco L.P. / Sunoco Finance Corp. 6.00%, 04/15/2027(4)	1,165,500
1,975,000	Vine Oil & Gas L.P. / Vine Oil & Gas Finance Corp. 8.75%, 04/15/2023(4)	1,283,750
	WPX Energy, Inc.
1,470,000	5.25%, 09/15/2024	1,508,587
270,000	5.75%, 06/01/2026	280,463
384,000	6.00%, 01/15/2022	400,320
295,000	8.25%, 08/01/2023	336,300

		22,489,245

	Packaging & Containers - 4.1%
1,700,000	ARD Finance S.A. (PIK 7.88%) 7.13%, 09/15/2023(9)	1,738,250
	Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc.
340,000	6.00%, 02/15/2025(4)	352,325
305,000	7.25%, 05/15/2024(4)	321,394

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Packaging & Containers - 4.1% - (continued)
$1,265,000	Berry Global, Inc. 6.00%, 10/15/2022	$1,290,300
1,015,000	Crown Americas LLC / Crown Americas Capital Corp. 4.75%, 02/01/2026	1,042,912
	Flex Acquisition Co., Inc.
1,875,000	6.88%, 01/15/2025(4)	1,696,875
575,000	7.88%, 07/15/2026(4)	530,438
535,000	OI European Group B.V. 4.00%, 03/15/2023(4)	537,675
	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu
2,070,000	5.13%, 07/15/2023(4)	2,108,812
805,000	7.00%, 07/15/2024(4)	832,386

		10,451,367

	Pharmaceuticals - 2.3%
	Bausch Health Cos., Inc.
690,000	5.50%, 03/01/2023(4)	695,520
1,593,000	5.88%, 05/15/2023(4)	1,611,511
700,000	6.13%, 04/15/2025(4)	714,854
280,000	Catalent Pharma Solutions, Inc. 4.88%, 01/15/2026(4)	283,850
1,000,000	Endo Dac / Endo Finance LLC / Endo Finco, Inc. 6.00%, 02/01/2025(4)	670,000
910,000	Teva Pharmaceutical Finance LLC 2.25%, 03/18/2020	902,037
	Teva Pharmaceutical Finance Netherlands B.V.
620,000	3.15%, 10/01/2026	480,500
640,000	6.75%, 03/01/2028	588,400

		5,946,672

	Pipelines - 3.4%
1,080,000	Cheniere Corpus Christi Holdings LLC 5.13%, 06/30/2027	1,173,150
1,660,000	DCP Midstream Operating L.P. 5.38%, 07/15/2025	1,749,225
	Energy Transfer Operating L.P.
230,000	4.25%, 03/15/2023	240,101
1,773,000	7.50%, 10/15/2020	1,880,638
950,000	Tallgrass Energy Partners L.P. / Tallgrass Energy Finance Corp. 4.75%, 10/01/2023(4)	963,082
2,570,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp. 6.50%, 07/15/2027(4)	2,804,512

		8,810,708

	Retail - 3.5%
2,885,000	1011778 BC ULC / New Red Finance, Inc. 5.00%, 10/15/2025(4)	2,907,503
895,000	Beacon Roofing Supply, Inc. 4.88%, 11/01/2025(4)	886,050
	KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
320,000	4.75%, 06/01/2027(4)	328,000
536,000	5.25%, 06/01/2026(4)	562,125
	L Brands, Inc.
1,170,000	5.25%, 02/01/2028	1,072,012
185,000	6.75%, 07/01/2036	159,100
85,000	6.88%, 11/01/2035	75,596
965,000	PetSmart, Inc. 5.88%, 06/01/2025(4)	936,050
2,140,000	United Rentals North America, Inc. 4.88%, 01/15/2028	2,182,800

		9,109,236

	Semiconductors - 2.7%
1,120,000	Entegris, Inc. 4.63%, 02/10/2026(4)	1,128,400
	Micron Technology, Inc.
185,000	4.64%, 02/06/2024	192,911
910,000	4.98%, 02/06/2026	956,379
955,000	5.50%, 02/01/2025	982,456
1,400,000	Qorvo, Inc. 5.50%, 07/15/2026	1,481,620

The accompanying notes are an integral part of these financial statements.

52

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 90.4% - (continued)
	Semiconductors - 2.7% - (continued)
	Sensata Technologies B.V.
$1,221,000	5.00%, 10/01/2025(4)	$1,272,893
900,000	5.63%, 11/01/2024(4)	969,750

		6,984,409

	Software - 3.5%
595,000	CDK Global, Inc. 5.25%, 05/15/2029(4)	616,569
980,000	Change Healthcare Holdings LLC / Change Healthcare Finance, Inc. 5.75%, 03/01/2025(4)	994,700
	First Data Corp.
1,425,000	5.38%, 08/15/2023(4)	1,450,650
991,000	5.75%, 01/15/2024(4)	1,018,872
2,075,000	Infor U.S., Inc. 6.50%, 05/15/2022	2,111,520
680,000	IQVIA, Inc. 5.00%, 05/15/2027(4)	702,100
1,370,000	SS&C Technologies, Inc. 5.50%, 09/30/2027(4)	1,421,375
548,000	Western Digital Corp. 4.75%, 02/15/2026	537,615

		8,853,401

	Telecommunications - 6.4%
	Altice Financing S.A.
380,000	6.63%, 02/15/2023(4)	389,500
1,725,000	7.50%, 05/15/2026(4)	1,733,798
	CenturyLink, Inc.
2,144,000	5.63%, 04/01/2025	2,186,880
466,000	7.50%, 04/01/2024	515,513
1,010,000	Embarq Corp. 8.00%, 06/01/2036	977,498
	Frontier Communications Corp.
1,120,000	6.88%, 01/15/2025	627,200
1,395,000	8.50%, 04/01/2026(4)	1,353,150
1,390,000	Intelsat Jackson Holdings S.A. 8.50%, 10/15/2024(4)	1,376,100
285,000	Sprint Capital Corp. 8.75%, 03/15/2032	329,888
	Sprint Corp.
2,495,000	7.25%, 09/15/2021	2,650,937
10,000	7.63%, 02/15/2025	10,650
2,694,000	7.88%, 09/15/2023	2,926,357
480,000	Telecom Italia Capital S.A. 7.20%, 07/18/2036	529,200
725,000	Telecom Italia S.p.A. 5.30%, 05/30/2024(4)	750,375

		16,357,046

	Toys/Games/Hobbies - 0.5%
1,250,000	Mattel, Inc. 6.75%, 12/31/2025(4)	1,285,938

	Trucking & Leasing - 0.6%
	Avolon Holdings Funding Ltd.
335,000	3.95%, 07/01/2024(4)	343,234
140,000	4.38%, 05/01/2026(4)	144,088
945,000	5.25%, 05/15/2024(4)	1,009,629

		1,496,951

	Total Corporate Bonds (cost $230,046,516)	$231,540,388

SENIOR FLOATING RATE INTERESTS - 5.8%(10)
	Auto Parts & Equipment - 0.3%
790,000	Panther BF Aggregator 2 L.P. 1 mo. USD LIBOR + 3.500%, 5.90%, 04/30/2026	$783,585

	Commercial Services - 1.2%
762,300	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.40%, 06/15/2025	755,790
1,570,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.40%, 02/06/2026	1,569,513
643,500	Trans Union LLC 1 mo. USD LIBOR + 2.000%, 4.40%, 06/19/2025	641,409

		2,966,712

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 5.8%(10) - (continued)
	Diversified Financial Services - 0.3%
$711,105	Crown Finance U.S., Inc. 1 mo. USD LIBOR + 2.500%, 4.65%, 02/28/2025	$698,881

	Food - 0.1%
247,500	CHG PPC Parent LLC 1 mo. USD LIBOR + 2.750%, 5.15%, 03/31/2025	245,181

	Gas - 0.1%
274,313	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 4.83%, 03/01/2026	270,371

	Healthcare - Services - 0.3%
726,915	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.40%, 08/01/2024	724,189

	Household Products - 0.2%
472,800	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.58%, 09/06/2024	414,882

	Insurance - 1.0%
1,767,150	Asurion LLC 1 mo. USD LIBOR + 3.000%, 5.40%, 11/03/2024	1,762,732
178,200	Genworth Holdings, Inc. 1 mo. USD LIBOR + 4.500%, 6.99%, 03/07/2023	179,426
782,100	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.59%, 04/25/2025	761,922

		2,704,080

	Internet - 0.3%
748,903	Lands’ End, Inc. 1 mo. USD LIBOR + 3.250%, 5.65%, 04/04/2021	731,431

	Leisure Time - 0.7%
1,901,050	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.41%, 10/21/2024	1,891,545

	Media - 0.9%
1,412,125	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.67%, 03/01/2025	1,370,199
1,018,400	Shutterfly, Inc. 1 mo. USD LIBOR + 2.500%, 4.91%, 08/17/2024	1,017,637

		2,387,836

	Semiconductors - 0.1%
365,056	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.41%, 05/29/2025	362,661

	Software - 0.3%
218,575	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.65%, 04/16/2025	217,591
482,466	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 04/16/2025	480,371

		697,962

	Total Senior Floating Rate Interests (cost $15,023,143)	$14,879,316

CONVERTIBLE BONDS - 0.6%
	Commercial Services - 0.2%
$690,000	Cardtronics, Inc. 1.00%, 12/01/2020	$668,959

	Software - 0.4%
1,052,000	Western Digital Corp. 1.50%, 02/01/2024(4)	944,728

	Total Convertible Bonds (cost $1,787,139)	$1,613,687

ESCROWS - 0.4%(11)
	Energy - Alternate Sources - 0.0%
4,525,000	TCEH Corp.*(1)(2)	$5

	Media - 0.3%
775,000	Nexstar Escrow, Inc. 5.63%, 07/15/2027(4)	793,406

The accompanying notes are an integral part of these financial statements.

53

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ESCROWS - 0.4%(11) - (continued)
	Packaging & Containers - 0.1%
$305,000	Berry Global Escrow Corp. 5.63%, 07/15/2027(4)	$317,200

	Total Escrows (cost $1,080,000)	$1,110,611

	Total Long-Term Investments (cost $252,266,161)	$251,366,703

SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 2.1%
5,513,472	Fidelity Institutional Government Fund, Institutional Class, 2.27%(12)	$5,513,472

	Total Short-Term Investments (cost $5,513,472)	$5,513,472

Total Investments (cost $257,779,633)	100.2%	$256,880,175
Other Assets and Liabilities	(0.2)%	(601,982)

Total Net Assets	100.0%	$256,278,193

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $817,680, which represented 0.3% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(3)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $817,675 or 0.3% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
03/2011	KCA Deutag	206,275,142	$2,795,441	$817,675

(4)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $122,081,351, representing 47.6% of net assets.

(5)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $7,204,737, representing 2.8% of net assets.

(6)	Non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2019.

(9)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.

(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2019.

(11)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(12)	Current yield as of period end.

Foreign Currency Contracts Outstanding at June 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
4,957,928	USD	4,339,000	EUR	GSC	07/31/19	$11,380	$—

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

54

Hartford High Yield HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Consumer Services	$695,016	$695,016	$—	$—
Diversified Financials	710,010	710,010	—	—
Energy	817,675	—	—	817,675
Corporate Bonds	231,540,388	—	231,540,388	—
Senior Floating Rate Interests	14,879,316	—	14,879,316	—
Convertible Bonds	1,613,687	—	1,613,687	—
Escrows	1,110,611	—	1,110,606	5
Short-Term Investments	5,513,472	5,513,472	—	—
Foreign Currency Contracts(2)	11,380	—	11,380	—

Total	$256,891,555	$6,918,498	$249,155,377	$817,680

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

55

Hartford International Opportunities HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8%
	Brazil - 1.3%
643,863	Banco Bradesco S.A. ADR	$6,322,735
405,450	Banco do Brasil S.A.	5,695,380
65,750	Magazine Luiza S.A.	3,614,927

		15,633,042

	Canada - 5.4%
273,878	Canadian National Railway Co.	25,347,649
438,469	Dollarama, Inc.	15,425,350
1,257,780	Encana Corp.	6,454,340
46,900	Intact Financial Corp.	4,334,190
305,687	TC Energy Corp.	15,154,213

		66,715,742

	China - 11.5%
116,153	58.com, Inc. ADR*	7,221,232
91,609	Alibaba Group Holding Ltd. ADR*	15,523,145
744,679	China National Accord Medicines Corp. Ltd. Class A	4,539,649
80,671,726	China Tower Corp. Ltd. Class H(1)	21,190,215
1,374,356	ENN Energy Holdings Ltd.	13,374,674
713,145	Geely Automobile Holdings Ltd.	1,219,660
1,323,000	Great Wall Motor Co., Ltd. Class H	947,914
512,000	Guangzhou Automobile Group Co., Ltd. Class H	547,058
458,847	Hangzhou Tigermed Consulting Co., Ltd. Class A	5,154,664
1,968,420	Kingdee International Software Group Co., Ltd.(2)	2,132,359
129,890	New Oriental Education & Technology Group, Inc. ADR*	12,544,776
1,544,500	Ping An Insurance Group Co. of China Ltd. Class H	18,572,416
785,934	Tencent Holdings Ltd.	35,555,173
321,840	WuXi AppTec Co., Ltd. Class H(1)(2)	2,822,182

		141,345,117

	Denmark - 0.9%
109,504	DSV A/S	10,782,851

	Finland - 0.3%
102,325	Neste Oyj	3,478,788

	France - 11.0%
157,320	Airbus SE	22,264,174
540,949	AXA S.A.	14,206,244
155,781	Capgemini SE	19,368,731
29,196	LVMH Moet Hennessy Louis Vuitton SE	12,411,962
188,524	Safran S.A.	27,579,510
559,836	TOTAL S.A.	31,403,304
266,558	Valeo S.A.(2)	8,678,043

		135,911,968

	Germany - 8.9%
50,116	adidas AG	15,504,391
89,178	Allianz SE	21,507,605
163,436	Beiersdorf AG	19,596,967
1,752,038	E.ON SE	19,009,813
115,845	Siemens AG	13,791,965
314,114	Vonovia SE	15,005,167
134,517	Zalando SE*(1)	5,955,962

		110,371,870

	Hong Kong - 1.9%
1,458,350	AIA Group Ltd.	15,748,574
202,100	Hong Kong Exchanges & Clearing Ltd.	7,142,231

		22,890,805

	India - 2.3%
593,385	HDFC Bank Ltd.	21,018,417
537,248	ICICI Bank Ltd.	3,401,184
1,489,201	Power Grid Corp. of India Ltd.	4,464,491

		28,884,092

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Italy - 2.8%
112,712	Banca Generali S.p.A.	$3,245,491
109,755	Ferrari N.V.	17,795,624
406,896	FinecoBank Banca Fineco S.p.A.	4,539,119
1,462,950	Pirelli & C. S.p.A.(1)	8,635,592

		34,215,826

	Japan - 13.2%
125,985	CyberAgent, Inc.	4,591,157
82,070	Daikin Industries Ltd.	10,746,158
81,273	FANUC Corp.	15,101,556
26,696	Keyence Corp.	16,464,022
460,345	Komatsu Ltd.	11,176,164
29,195	Kose Corp.	4,927,586
816,458	Mitsui Fudosan Co., Ltd. REIT	19,843,347
455,255	Nexon Co., Ltd.*	6,651,110
344,295	Recruit Holdings Co., Ltd.	11,527,646
193,008	Shiseido Co., Ltd.	14,598,482
388,942	Sony Financial Holdings, Inc.	9,359,965
292,775	Sumitomo Mitsui Financial Group, Inc.	10,377,604
124,352	Sysmex Corp.	8,135,119
149,325	Terumo Corp.	4,460,851
241,421	Tokio Marine Holdings, Inc.	12,113,376
127,985	Yamato Holdings Co., Ltd.	2,608,785

		162,682,928

	Netherlands - 5.3%
239,275	AerCap Holdings N.V.*	12,444,693
1,555,557	ING Groep N.V.	18,019,167
459,517	Koninklijke Philips N.V.	19,977,925
448,349	Royal Dutch Shell plc Class A	14,633,017

		65,074,802

	Philippines - 0.1%
1,881,990	Ayala Land, Inc.	1,867,103

	Russia - 0.5%
176,625	Yandex N.V. Class A*	6,711,750

	South Korea - 2.7%
7,225	LG Household & Health Care Ltd.	8,229,023
520,982	Samsung Electronics Co., Ltd.	21,214,554
75,350	SK Hynix, Inc.	4,532,256

		33,975,833

	Spain - 4.7%
3,632,531	Banco Santander S.A.	16,835,517
2,121,443	CaixaBank S.A.	6,084,315
508,848	Cellnex Telecom S.A.*(1)	18,824,052
1,612,757	Iberdrola S.A.	16,056,895

		57,800,779

	Sweden - 1.6%
558,005	Sandvik AB	10,253,931
63,008	Spotify Technology S.A.*	9,213,030

		19,466,961

	Switzerland - 9.4%
355,945	Alcon, Inc.*	21,979,476
13,081	Lonza Group AG*	4,416,052
396,274	Nestle S.A.	41,023,161
327,207	Novartis AG	29,871,300
159,549	PSP Swiss Property AG	18,646,507

		115,936,496

	Taiwan - 2.2%
925,090	MediaTek, Inc.	9,370,020
2,278,530	Taiwan Semiconductor Manufacturing Co., Ltd.	17,427,056

		26,797,076

The accompanying notes are an integral part of these financial statements.

56

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.8% - (continued)
	Turkey - 0.3%
2,874,507	Akbank T.A.S.*	$3,402,024

	United Kingdom - 10.0%
723,875	Anglo American plc	20,679,952
226,725	AstraZeneca plc	18,535,143
625,844	Compass Group plc	15,002,579
259,692	Derwent London plc REIT	10,283,997
203,941	Intertek Group plc	14,257,514
443,524	National Grid plc	4,716,815
271,455	Rio Tinto plc	16,801,176
401,953	Smith & Nephew plc	8,728,251
238,849	Unilever N.V.	14,512,020

		123,517,447

	United States - 0.5%
265,822	Bausch Health Cos., Inc.*	6,704,031

	Total Common Stocks (cost $1,095,580,691)	$1,194,167,331

PREFERRED STOCKS - 0.5%
	Brazil - 0.5%
600,100	Itau Unibanco Holding S.A.*	$5,666,643

	Total Preferred Stocks (cost $5,593,017)	$5,666,643

	Total Long-Term Investments (cost $1,101,173,708)	$1,199,833,974

SHORT-TERM INVESTMENTS - 3.0%
	Other Investment Pools & Funds - 3.0%
36,800,737	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.35%(3)	$36,800,737

	Securities Lending Collateral - 0.0%
2,685	Citibank NA DDCA, 2.36%, 7/1/2019(3)	2,685
24,373	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(3)	24,373
3,397	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(3)	3,397
10,328	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(3)	10,328
12,039	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(3)	12,039
878	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(3)	878

		53,700

	Total Short-Term Investments (cost $36,854,437)	$36,854,437

Total Investments (cost $1,138,028,145)	100.3%	$1,236,688,411
Other Assets and Liabilities	(0.3)%	(3,634,219)

Total Net Assets	100.0%	$1,233,054,192

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $57,428,003, representing 4.7% of net assets.

(2)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(3)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

57

Hartford International Opportunities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$15,633,042	$15,633,042	$—	$—
Canada	66,715,742	66,715,742	—	—
China	141,345,117	39,330,995	102,014,122	—
Denmark	10,782,851	—	10,782,851	—
Finland	3,478,788	—	3,478,788	—
France	135,911,968	—	135,911,968	—
Germany	110,371,870	—	110,371,870	—
Hong Kong	22,890,805	—	22,890,805	—
India	28,884,092	—	28,884,092	—
Italy	34,215,826	—	34,215,826	—
Japan	162,682,928	—	162,682,928	—
Netherlands	65,074,802	12,444,693	52,630,109	—
Philippines	1,867,103	—	1,867,103	—
Russia	6,711,750	6,711,750	—	—
South Korea	33,975,833	—	33,975,833	—
Spain	57,800,779	—	57,800,779	—
Sweden	19,466,961	9,213,030	10,253,931	—
Switzerland	115,936,496	21,979,476	93,957,020	—
Taiwan	26,797,076	—	26,797,076	—
Turkey	3,402,024	—	3,402,024	—
United Kingdom	123,517,447	—	123,517,447	—
United States	6,704,031	6,704,031	—	—
Preferred Stocks	5,666,643	5,666,643	—	—
Short-Term Investments	36,854,437	36,854,437	—	—

Total	$1,236,688,411	$221,253,839	$1,015,434,572	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

58

Hartford MidCap HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Banks - 5.5%
202,883	Cullen/Frost Bankers, Inc.	$19,002,022
34,142	First Citizens BancShares, Inc. Class A	15,373,118
243,032	First Republic Bank	23,732,075
137,477	M&T Bank Corp.	23,380,713
143,061	Pinnacle Financial Partners, Inc.	8,223,146
277,380	Prosperity Bancshares, Inc.	18,320,949
166,058	South State Corp.	12,233,493

		120,265,516

	Capital Goods - 8.0%
670,598	Fastenal Co.	21,854,789
674,277	Gardner Denver Holdings, Inc.*	23,329,984
155,290	HEICO Corp. Class A	16,052,328
224,899	IDEX Corp.	38,714,114
139,022	Lennox International, Inc.	38,231,050
224,035	Lincoln Electric Holdings, Inc.	18,442,561
253,323	PACCAR, Inc.	18,153,126

		174,777,952

	Commercial & Professional Services - 7.4%
115,426	Cimpress N.V.*	10,491,069
98,135	Cintas Corp.	23,286,454
50,360	CoStar Group, Inc.*	27,902,462
434,539	Healthcare Services Group, Inc.	13,175,222
398,601	IAA, Inc.*	15,457,747
398,601	KAR Auction Services, Inc.	9,965,025
525,450	TransUnion	38,625,829
237,172	Waste Connections, Inc.	22,668,900

		161,572,708

	Consumer Durables & Apparel - 4.7%
247,620	Carter’s, Inc.	24,152,855
10,214	NVR, Inc.*	34,423,733
166,239	Roku, Inc.*	15,057,929
718,185	Under Armour, Inc. Class C*	15,943,707
441,233	YETI Holdings, Inc.*(1)	12,773,695

		102,351,919

	Consumer Services - 2.5%
345,188	Choice Hotels International, Inc.	30,034,808
539,615	Service Corp. International	25,243,190

		55,277,998

	Diversified Financials - 3.0%
49,167	Credit Acceptance Corp.*	23,788,469
75,864	FactSet Research Systems, Inc.	21,739,588
210,497	Northern Trust Corp.	18,944,730

		64,472,787

	Energy - 1.1%
106,851	Diamondback Energy, Inc.	11,643,554
989,324	WPX Energy, Inc.*	11,387,119

		23,030,673

	Health Care Equipment & Services - 9.7%
226,750	Hill-Rom Holdings, Inc.	23,722,585
401,680	Integra LifeSciences Holdings Corp.*	22,433,828
134,931	Masimo Corp.*	20,080,431
53,516	Molina Healthcare, Inc.*	7,660,280
405,492	NuVasive, Inc.*	23,737,502
177,871	STERIS plc*	26,481,435
98,135	Teleflex, Inc.	32,497,405
177,116	Varian Medical Systems, Inc.*	24,110,801
194,619	Veeva Systems, Inc. Class A*	31,549,686

		212,273,953

	Insurance - 4.7%
24,077	Alleghany Corp.*	16,399,086

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 4.7% - (continued)
7,202	Fairfax Financial Holdings Ltd.	$3,534,922
306,894	Fidelity National Financial, Inc.	12,367,828
31,660	Markel Corp.*	34,496,736
17,728	White Mountains Insurance Group Ltd.	18,108,443
260,556	WR Berkley Corp.	17,178,457

		102,085,472

	Materials - 2.9%
534,775	Ball Corp.	37,428,902
151,245	Packaging Corp. of America	14,416,674
341,349	Silgan Holdings, Inc.	10,445,279

		62,290,855

	Media & Entertainment - 1.6%
352,801	Cargurus, Inc.*	12,739,644
456,255	TripAdvisor, Inc.*	21,120,044

		33,859,688

	Pharmaceuticals, Biotechnology & Life Sciences - 10.1%
389,860	Aerie Pharmaceuticals, Inc.*	11,520,363
199,536	Alnylam Pharmaceuticals, Inc.*	14,478,332
108,440	Bio-Techne Corp.	22,608,656
144,503	Bluebird Bio, Inc.*(1)	18,380,782
314,545	Ionis Pharmaceuticals, Inc.*	20,215,807
25,766	Mettler-Toledo International, Inc.*	21,643,440
212,649	PRA Health Sciences, Inc.*	21,084,148
205,477	Repligen Corp.*	17,660,748
146,230	Sage Therapeutics, Inc.*	26,773,251
376,832	Seattle Genetics, Inc.*	26,080,543
305,605	Ultragenyx Pharmaceutical, Inc.*	19,405,917

		219,851,987

	Real Estate - 1.9%
324,367	Douglas Emmett, Inc. REIT	12,922,781
509,578	Equity Commonwealth REIT	16,571,476
715,570	Redfin Corp.*(1)	12,865,949

		42,360,206

	Retailing - 2.3%
255,830	CarMax, Inc.*	22,213,719
222,324	Etsy, Inc.*	13,644,024
173,508	GrubHub, Inc.*(1)	13,531,889

		49,389,632

	Semiconductors & Semiconductor Equipment - 2.7%
232,345	MKS Instruments, Inc.	18,097,352
145,093	Monolithic Power Systems, Inc.	19,700,728
203,163	Silicon Laboratories, Inc.*	21,007,054

		58,805,134

	Software & Services - 20.5%
236,096	2U, Inc.*	8,886,653
315,425	Akamai Technologies, Inc.*	25,278,160
119,216	Aspen Technology, Inc.*	14,816,164
358,365	Black Knight, Inc.*	21,555,655
337,185	Blackbaud, Inc.	28,154,948
125,279	EPAM Systems, Inc.*	21,685,795
99,669	Fair Isaac Corp.*	31,298,059
1,497,423	Genpact Ltd.	57,036,842
229,766	Global Payments, Inc.	36,792,430
257,735	Guidewire Software, Inc.*	26,129,174
245,221	PTC, Inc.*	22,011,037
46,628	Q2 Holdings, Inc.*	3,560,514
731,902	Teradata Corp.*	26,238,687
164,808	Total System Services, Inc.	21,139,922
226,372	VeriSign, Inc.*	47,347,968
258,212	WEX, Inc.*	53,733,917

		445,665,925

The accompanying notes are an integral part of these financial statements.

59

Hartford MidCap HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 6.2%
351,207	CDW Corp.	$38,983,977
864,114	CommScope Holding Co., Inc.*	13,592,513
110,655	F5 Networks, Inc.*	16,114,687
645,836	II-VI, Inc.*(1)	23,611,764
269,538	Keysight Technologies, Inc.*	24,207,208
456,829	National Instruments Corp.	19,182,250

		135,692,399

	Transportation - 2.4%
53,711	AMERCO	20,332,299
315,033	Genesee & Wyoming, Inc. Class A*	31,503,300

		51,835,599

	Utilities - 2.6%
163,651	Black Hills Corp.	12,792,599
326,897	NiSource, Inc.	9,414,633
642,525	UGI Corp.	34,317,261

		56,524,493

	Total Common Stocks (cost $1,611,786,752)	$2,172,384,896

SHORT-TERM INVESTMENTS - 0.6%
	Other Investment Pools & Funds - 0.0%
1,077,598	Fidelity Institutional Government Fund, Institutional Class, 2.27%(2)	$1,077,598

	Securities Lending Collateral - 0.6%
604,825	Citibank NA DDCA, 2.36%, 7/1/2019(2)	604,825
5,490,243	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(2)	5,490,243
765,189	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(2)	765,189
2,326,565	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(2)	2,326,565
2,711,825	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	2,711,825

Shares or Principal Amount		Market Value†

SHORT-TERM INVESTMENTS - 0.6% - (continued)
	Securities Lending Collateral - 0.6% - (continued)
197,847	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(2)	$197,847

		12,096,494

	Total Short-Term Investments (cost $13,174,092)	$13,174,092

Total Investments (cost $1,624,960,844)	100.4%	$2,185,558,988
Other Assets and Liabilities	(0.4)%	(7,681,424)

Total Net Assets	100.0%	$2,177,877,564

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$120,265,516	$120,265,516	$—	$—
Capital Goods	174,777,952	174,777,952	—	—
Commercial & Professional Services	161,572,708	161,572,708	—	—
Consumer Durables & Apparel	102,351,919	102,351,919	—	—
Consumer Services	55,277,998	55,277,998	—	—
Diversified Financials	64,472,787	64,472,787	—	—
Energy	23,030,673	23,030,673	—	—
Health Care Equipment & Services	212,273,953	212,273,953	—	—
Insurance	102,085,472	102,085,472	—	—
Materials	62,290,855	62,290,855	—	—
Media & Entertainment	33,859,688	33,859,688	—	—
Pharmaceuticals, Biotechnology & Life Sciences	219,851,987	219,851,987	—	—
Real Estate	42,360,206	42,360,206	—	—
Retailing	49,389,632	49,389,632	—	—
Semiconductors & Semiconductor Equipment	58,805,134	58,805,134	—	—
Software & Services	445,665,925	445,665,925	—	—
Technology Hardware & Equipment	135,692,399	135,692,399	—	—
Transportation	51,835,599	51,835,599	—	—
Utilities	56,524,493	56,524,493	—	—
Short-Term Investments	13,174,092	13,174,092	—	—

Total	$2,185,558,988	$2,185,558,988	$—	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

60

Hartford MidCap Growth HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0%
	Banks - 1.3%
12,387	First Republic Bank	$1,209,591

	Capital Goods - 6.8%
39,982	BWX Technologies, Inc.	2,083,062
30,605	Hexcel Corp.	2,475,333
11,426	Lincoln Electric Holdings, Inc.	940,588
7,537	Middleby Corp.*	1,022,771

		6,521,754

	Commercial & Professional Services - 6.7%
7,744	Equifax, Inc.	1,047,299
46,326	IHS Markit Ltd.*	2,951,893
25,605	TransUnion	1,882,223
7,815	TriNet Group, Inc.*	529,857

		6,411,272

	Consumer Durables & Apparel - 2.5%
4,921	Roku, Inc.*	445,744
75,322	Under Armour, Inc. Class A*	1,909,413

		2,355,157

	Consumer Services - 13.1%
83,807	Aramark	3,022,080
21,212	Bright Horizons Family Solutions, Inc.*	3,200,254
4,503	Domino’s Pizza, Inc.	1,253,095
76,623	Extended Stay America, Inc.	1,294,163
13,193	Grand Canyon Education, Inc.*	1,543,845
4,527	Hilton Worldwide Holdings, Inc.	442,469
7,864	Vail Resorts, Inc.	1,755,088

		12,510,994

	Diversified Financials - 1.7%
2,241	MarketAxess Holdings, Inc.	720,302
3,671	MSCI, Inc.	876,598

		1,596,900

	Health Care Equipment & Services - 7.2%
12,566	Acadia Healthcare Co., Inc.*	439,182
12,055	Cardinal Health, Inc.	567,790
21,291	Centene Corp.*	1,116,500
2,990	DexCom, Inc.*	448,022
5,403	Edwards Lifesciences Corp.*	998,150
9,886	Penumbra, Inc.*	1,581,760
7,844	Universal Health Services, Inc. Class B	1,022,779
2,561	WellCare Health Plans, Inc.*	730,064

		6,904,247

	Media & Entertainment - 3.9%
3,711	Electronic Arts, Inc.*	375,776
37,561	Liberty Media Corp-Liberty Formula One Class C*	1,405,157
17,450	Take-Two Interactive Software, Inc.*	1,981,098

		3,762,031

	Pharmaceuticals, Biotechnology & Life Sciences - 10.8%
11,010	Bluebird Bio, Inc.*	1,400,472
85,448	Elanco Animal Health, Inc.*	2,888,142
10,674	ICON plc*	1,643,476
19,951	Incyte Corp.*	1,695,037
1,551	Mettler-Toledo International, Inc.*	1,302,840
20,511	Seattle Genetics, Inc.*	1,419,566

		10,349,533

	Real Estate - 2.9%
12,496	SBA Communications Corp. REIT*	2,809,601

	Retailing - 7.8%
16,189	Burlington Stores, Inc.*	2,754,558
7,224	Etsy, Inc.*	443,337
20,591	Expedia Group, Inc.	2,739,221

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.0% - (continued)
	Retailing - 7.8% - (continued)
1,841	O’Reilly Automotive, Inc.*	$679,918
5,382	Wayfair, Inc. Class A*	785,772

		7,402,806

	Semiconductors & Semiconductor Equipment - 6.3%
41,743	Advanced Micro Devices, Inc.*	1,267,735
10,765	First Solar, Inc.*	707,045
14,388	KLA-Tencor Corp.	1,700,661
5,230	Microchip Technology, Inc.	453,441
7,970	Monolithic Power Systems, Inc.	1,082,167
17,111	Teradyne, Inc.	819,788

		6,030,837

	Software & Services - 23.3%
7,917	2U, Inc.*	297,996
4,919	Autodesk, Inc.*	801,305
25,734	Black Knight, Inc.*	1,547,900
20,351	Blackbaud, Inc.	1,699,309
19,711	Ceridian HCM Holding, Inc.*	989,492
26,984	DocuSign, Inc.*	1,341,375
23,693	Gartner, Inc.*	3,813,151
18,911	Global Payments, Inc.	3,028,219
17,788	GoDaddy, Inc. Class A*	1,247,828
14,748	Guidewire Software, Inc.*	1,495,152
1,184	ServiceNow, Inc.*	325,091
9,705	Splunk, Inc.*	1,220,404
42,884	SS&C Technologies Holdings, Inc.	2,470,547
5,903	Tyler Technologies, Inc.*	1,275,166
3,543	Workday, Inc. Class A*	728,370

		22,281,305

	Technology Hardware & Equipment - 4.7%
16,609	CDW Corp.	1,843,599
5,123	Coherent, Inc.*	698,624
147,242	Flex Ltd.*	1,409,106
8,813	Itron, Inc.*	551,429

		4,502,758

	Total Common Stocks (cost $83,134,356)	$94,648,786

SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
1,065,902	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(1)	$1,065,902

	Total Short-Term Investments (cost $1,065,902)	$1,065,902

Total Investments (cost $84,200,258)	100.1%	$95,714,688
Other Assets and Liabilities	(0.1)%	(82,587)

Total Net Assets	100.0%	$95,632,101

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

The accompanying notes are an integral part of these financial statements.

61

Hartford MidCap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

*	Non-income producing.

(1)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$1,209,591	$1,209,591	$—	$—
Capital Goods	6,521,754	6,521,754	—	—
Commercial & Professional Services	6,411,272	6,411,272	—	—
Consumer Durables & Apparel	2,355,157	2,355,157	—	—
Consumer Services	12,510,994	12,510,994	—	—
Diversified Financials	1,596,900	1,596,900	—	—
Health Care Equipment & Services	6,904,247	6,904,247	—	—
Media & Entertainment	3,762,031	3,762,031	—	—
Pharmaceuticals, Biotechnology & Life Sciences	10,349,533	10,349,533	—	—
Real Estate	2,809,601	2,809,601	—	—
Retailing	7,402,806	7,402,806	—	—
Semiconductors & Semiconductor Equipment	6,030,837	6,030,837	—	—
Software & Services	22,281,305	22,281,305	—	—
Technology Hardware & Equipment	4,502,758	4,502,758	—	—
Short-Term Investments	1,065,902	1,065,902	—	—

Total	$95,714,688	$95,714,688	$—	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

62

Hartford MidCap Value HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 8.6%
62,204	Bank OZK	$1,871,718
53,868	Comerica, Inc.	3,912,972
45,109	IBERIABANK Corp.	3,421,518
30,570	M&T Bank Corp.	5,199,040
193,015	Sterling Bancorp	4,107,359
72,046	Western Alliance Bancorp*	3,221,897
99,730	Zions Bancorporation	4,585,585

		26,320,089

	Capital Goods - 9.7%
41,838	EnerSys	2,865,903
79,654	Fortune Brands Home & Security, Inc.	4,550,633
15,601	Hubbell, Inc.	2,034,370
111,549	JELD-WEN Holding, Inc.*	2,368,185
33,471	L3Harris Technologies, Inc.	6,330,370
268,976	Milacron Holdings Corp.*	3,711,869
26,863	Moog, Inc. Class A	2,514,646
53,439	Sensata Technologies Holding plc*	2,618,511
40,855	Wabtec Corp.	2,931,755

		29,926,242

	Commercial & Professional Services - 1.5%
66,034	Clean Harbors, Inc.*	4,695,017

	Consumer Durables & Apparel - 2.0%
87,027	Lennar Corp. Class A	4,217,328
119,638	Newell Brands, Inc.	1,844,818

		6,062,146

	Consumer Services - 0.9%
52,825	Norwegian Cruise Line Holdings Ltd.*	2,833,005

	Diversified Financials - 1.1%
343,646	SLM Corp.	3,340,239

	Energy - 7.0%
69,121	Delek U.S. Holdings, Inc.	2,800,783
72,304	Diamondback Energy, Inc.	7,878,967
641,645	Encana Corp.	3,291,639
226,825	Noble Energy, Inc.	5,080,880
75,548	Viper Energy Partners L.P.(1)	2,328,389

		21,380,658

	Food & Staples Retailing - 1.6%
136,198	US Foods Holding Corp.*	4,870,441

	Food, Beverage & Tobacco - 0.7%
20,013	Post Holdings, Inc.*	2,080,752

	Health Care Equipment & Services - 7.4%
72,704	Acadia Healthcare Co., Inc.*	2,541,005
75,896	Centene Corp.*	3,979,986
46,827	Encompass Health Corp.	2,966,959
52,130	Hill-Rom Holdings, Inc.	5,453,841
24,279	STERIS plc*	3,614,657
35,260	Zimmer Biomet Holdings, Inc.	4,151,512

		22,707,960

	Insurance - 9.3%
51,712	Arthur J Gallagher & Co.	4,529,454
50,382	Assurant, Inc.	5,359,637
272,843	CNO Financial Group, Inc.	4,551,021
40,571	Hanover Insurance Group, Inc.	5,205,260
366,494	Lancashire Holdings Ltd.	3,208,736
35,930	Reinsurance Group of America, Inc.	5,606,158

		28,460,266

	Materials - 8.4%
114,379	Buzzi Unicem S.p.A.(1)	2,322,334
88,242	Cabot Corp.	4,210,026
66,064	Carpenter Technology Corp.	3,169,751

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Materials - 8.4% - (continued)
53,759	Celanese Corp.	$5,795,220
65,795	FMC Corp.	5,457,695
50,137	Reliance Steel & Aluminum Co.	4,743,963

		25,698,989

	Media & Entertainment - 2.7%
93,948	Cinemark Holdings, Inc.	3,391,523
26,317	Electronic Arts, Inc.*	2,664,859
160,185	TEGNA, Inc.	2,426,803

		8,483,185

	Real Estate - 12.0%
30,799	Boston Properties, Inc. REIT	3,973,071
240,709	Brixmor Property Group, Inc. REIT	4,303,877
145,415	Corporate Office Properties Trust REIT	3,834,594
18,921	Equity LifeStyle Properties, Inc. REIT	2,295,874
78,572	First Industrial Realty Trust, Inc. REIT	2,886,735
103,088	Gaming and Leisure Properties, Inc. REIT	4,018,370
60,686	Highwoods Properties, Inc. REIT	2,506,332
35,330	Life Storage, Inc. REIT	3,359,176
81,698	Park Hotels & Resorts, Inc. REIT	2,251,597
196,920	Physicians Realty Trust REIT	3,434,285
4,201	PS Business Parks, Inc. REIT	707,994
100,410	STORE Capital Corp. REIT	3,332,608

		36,904,513

	Retailing - 1.2%
27,320	Expedia Group, Inc.	3,634,380

	Semiconductors & Semiconductor Equipment - 3.9%
125,169	Ichor Holdings Ltd.*	2,958,995
27,354	KLA-Tencor Corp.	3,233,243
12,633	Lam Research Corp.	2,372,983
76,606	Silicon Motion Technology Corp. ADR	3,399,774

		11,964,995

	Software & Services - 5.4%
61,191	Amdocs Ltd.	3,799,349
79,578	Leidos Holdings, Inc.	6,354,303
78,874	SS&C Technologies Holdings, Inc.	4,543,931
8,772	VeriSign, Inc.*	1,834,752

		16,532,335

	Technology Hardware & Equipment - 4.8%
60,278	Arrow Electronics, Inc.*	4,296,013
21,508	Coherent, Inc.*	2,933,046
69,786	Itron, Inc.*	4,366,510
58,697	Lumentum Holdings, Inc.*	3,135,007

		14,730,576

	Telecommunication Services - 1.2%
65,332	Millicom International Cellular S.A.	3,677,634

	Transportation - 2.5%
49,264	Genesee & Wyoming, Inc. Class A*	4,926,400
144,766	JetBlue Airways Corp.*	2,676,723

		7,603,123

	Utilities - 6.9%
113,095	Alliant Energy Corp.	5,550,703
46,743	Evergy, Inc.	2,811,591
38,547	Sempra Energy	5,297,900
139,679	UGI Corp.	7,460,255

		21,120,449

	Total Common Stocks (cost $269,708,190)	$303,026,994

The accompanying notes are an integral part of these financial statements.

63

Hartford MidCap Value HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.7%
	Other Investment Pools & Funds - 1.2%
3,715,176	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	$3,715,176

	Securities Lending Collateral - 1.5%
224,007	Citibank NA DDCA, 2.36%, 7/1/2019(2)	224,007
2,033,406	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(2)	2,033,406
283,401	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(2)	283,401
861,684	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(2)	861,684
1,004,371	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	1,004,371
73,276	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(2)	73,276

		4,480,145

	Total Short-Term Investments (cost $8,195,321)	$8,195,321

Total Investments (cost $277,903,511)	101.5%	$311,222,315
Other Assets and Liabilities	(1.5)%	(4,549,144)

Total Net Assets	100.0%	$306,673,171

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$26,320,089	$26,320,089	$—	$—
Capital Goods	29,926,242	29,926,242	—	—
Commercial & Professional Services	4,695,017	4,695,017	—	—
Consumer Durables & Apparel	6,062,146	6,062,146	—	—
Consumer Services	2,833,005	2,833,005	—	—
Diversified Financials	3,340,239	3,340,239	—	—
Energy	21,380,658	21,380,658	—	—
Food & Staples Retailing	4,870,441	4,870,441	—	—
Food, Beverage & Tobacco	2,080,752	2,080,752	—	—
Health Care Equipment & Services	22,707,960	22,707,960	—	—
Insurance	28,460,266	25,251,530	3,208,736	—
Materials	25,698,989	23,376,655	2,322,334	—
Media & Entertainment	8,483,185	8,483,185	—	—
Real Estate	36,904,513	36,904,513	—	—
Retailing	3,634,380	3,634,380	—	—
Semiconductors & Semiconductor Equipment	11,964,995	11,964,995	—	—
Software & Services	16,532,335	16,532,335	—	—
Technology Hardware & Equipment	14,730,576	14,730,576	—	—
Telecommunication Services	3,677,634	—	3,677,634	—
Transportation	7,603,123	7,603,123	—	—
Utilities	21,120,449	21,120,449	—	—
Short-Term Investments	8,195,321	8,195,321	—	—

Total	$311,222,315	$302,013,611	$9,208,704	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

64

Hartford Small Cap Growth HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9%
	Automobiles & Components - 0.8%
170,497	Cooper Tire & Rubber Co.	$5,379,180
94,437	Visteon Corp.*	5,532,120

		10,911,300

	Banks - 4.3%
224,328	First Busey Corp.	5,924,502
269,394	First Hawaiian, Inc.	6,969,223
120,634	IBERIABANK Corp.	9,150,089
892,821	MGIC Investment Corp.*	11,731,668
235,637	Seacoast Banking Corp. of Florida*	5,994,605
462,583	Sterling Bancorp	9,843,766
216,650	Triumph Bancorp, Inc.*	6,293,683

		55,907,536

	Capital Goods - 11.7%
264,913	Aerojet Rocketdyne Holdings, Inc.*	11,860,155
275,085	Altra Industrial Motion Corp.	9,870,050
71,402	American Woodmark Corp.*	6,042,037
180,781	Applied Industrial Technologies, Inc.	11,123,455
81,144	Armstrong World Industries, Inc.	7,887,197
129,891	Axon Enterprise, Inc.*	8,340,301
133,290	AZZ, Inc.	6,134,006
108,581	EnerSys	7,437,798
172,382	Generac Holdings, Inc.*	11,965,035
194,356	ITT, Inc.	12,726,431
251,685	JELD-WEN Holding, Inc.*	5,343,272
134,208	John Bean Technologies Corp.	16,256,615
103,300	Mercury Systems, Inc.*	7,267,155
414,771	Milacron Holdings Corp.*	5,723,840
166,903	Patrick Industries, Inc.*	8,209,959
310,555	Rexnord Corp.*	9,384,972
103,949	SPX FLOW, Inc.*	4,351,305
224,045	Welbilt, Inc.*	3,741,551

		153,665,134

	Commercial & Professional Services - 4.4%
200,336	ASGN, Inc.*	12,140,362
134,078	Clean Harbors, Inc.*	9,532,946
208,678	Exponent, Inc.	12,216,010
90,273	Huron Consulting Group, Inc.*	4,547,954
78,861	Insperity, Inc.	9,632,082
95,516	MSA Safety, Inc.	10,066,431

		58,135,785

	Consumer Durables & Apparel - 6.0%
12,300	American Outdoor Brands Corp.*	110,823
119,282	Carter’s, Inc.	11,634,766
159,817	Oxford Industries, Inc.	12,114,129
468,840	Steven Madden Ltd.	15,917,118
199,318	TopBuild Corp.*	16,495,558
497,235	Wolverine World Wide, Inc.	13,693,852
280,697	YETI Holdings, Inc.*(1)	8,126,178

		78,092,424

	Consumer Services - 2.7%
108,281	Dunkin’ Brands Group, Inc.	8,625,664
130,409	Marriott Vacations Worldwide Corp.	12,571,428
144,903	Wingstop, Inc.	13,729,559

		34,926,651

	Diversified Financials - 2.6%
258,472	Blucora, Inc.*	7,849,795
117,830	Evercore, Inc. Class A	10,436,203
182,583	OneMain Holdings, Inc.	6,173,131
1,018,700	SLM Corp.	9,901,764

		34,360,893

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Energy - 1.3%
792,746	Kosmos Energy Ltd.	$4,970,518
133,450	PDC Energy, Inc.*	4,812,207
345,673	ProPetro Holding Corp.*	7,155,431

		16,938,156

	Food & Staples Retailing - 1.6%
48,686	Casey’s General Stores, Inc.	7,594,529
346,941	Performance Food Group Co.*	13,888,048

		21,482,577

	Food, Beverage & Tobacco - 1.7%
114,428	Freshpet, Inc.*	5,207,618
688,567	Hostess Brands, Inc.*	9,942,907
64,015	Post Holdings, Inc.*	6,655,640

		21,806,165

	Health Care Equipment & Services - 13.6%
240,697	AtriCure, Inc.*	7,182,399
224,405	Cardiovascular Systems, Inc.*	9,633,707
262,923	Globus Medical, Inc. Class A*	11,121,643
113,249	Haemonetics Corp.*	13,628,385
365,056	HMS Holdings Corp.*	11,824,164
41,107	ICU Medical, Inc.*	10,355,264
88,046	Insulet Corp.*	10,510,932
95,489	Integer Holdings Corp.*	8,013,437
159,632	Integra LifeSciences Holdings Corp.*	8,915,447
83,588	LHC Group, Inc.*	9,995,453
75,892	Medidata Solutions, Inc.*	6,868,985
221,172	Merit Medical Systems, Inc.*	13,173,004
193,876	Omnicell, Inc.*	16,679,152
451,462	OraSure Technologies, Inc.*	4,189,567
54,806	Orthofix Medical, Inc.*	2,898,141
89,313	Providence Service Corp.*	5,121,208
682,983	R1 RCM, Inc.*	8,591,926
109,252	Tandem Diabetes Care, Inc.*	7,048,939
111,379	Teladoc Health, Inc.*(1)	7,396,679
47,321	U.S. Physical Therapy, Inc.	5,800,135

		178,948,567

	Insurance - 1.0%
292,643	James River Group Holdings Ltd.	13,724,957

	Materials - 3.0%
163,999	Boise Cascade Co.	4,610,012
607,651	Graphic Packaging Holding Co.	8,494,961
440,659	Livent Corp.*	3,049,360
232,276	Louisiana-Pacific Corp.	6,090,277
497,560	OMNOVA Solutions, Inc.*	3,099,799
236,394	PolyOne Corp.	7,420,408
332,365	Summit Materials, Inc. Class A*	6,398,026

		39,162,843

	Media & Entertainment - 0.5%
191,120	Cargurus, Inc.*	6,901,343

	Pharmaceuticals, Biotechnology & Life Sciences - 14.0%
227,314	Abeona Therapeutics, Inc.*	1,086,561
145,720	Aerie Pharmaceuticals, Inc.*	4,306,026
54,568	Agios Pharmaceuticals, Inc.*(1)	2,721,852
461,419	Alder Biopharmaceuticals, Inc.*	5,430,902
629,556	Amicus Therapeutics, Inc.*	7,856,859
442,737	Amneal Pharmaceuticals, Inc.*	3,174,424
292,681	Apellis Pharmaceuticals, Inc.*	7,416,536
186,620	Arena Pharmaceuticals, Inc.*	10,941,531
254,731	Array BioPharma, Inc.*	11,801,687
103,151	Assembly Biosciences, Inc.*	1,391,507
151,423	Audentes Therapeutics, Inc.*	5,732,875
120,621	Biohaven Pharmaceutical Holding Co., Ltd.*	5,281,994

The accompanying notes are an integral part of these financial statements.

65

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 14.0% - (continued)
137,074	Blueprint Medicines Corp.*	$12,930,190
189,217	Catalent, Inc.*	10,257,453
470,294	Cymabay Therapeutics, Inc.*	3,367,305
11,100	CytomX Therapeutics, Inc.*	124,542
159,036	Flexion Therapeutics, Inc.*(1)	1,956,143
132,463	G1 Therapeutics, Inc.*	4,061,315
182,017	GlycoMimetics, Inc.*	2,169,643
335,593	Heron Therapeutics, Inc.*(1)	6,238,674
148,889	Insmed, Inc.*	3,811,558
196,530	Intersect ENT, Inc.*	4,473,023
45,700	Iovance Biotherapeutics, Inc.*	1,120,564
112,700	Karyopharm Therapeutics, Inc.*(1)	675,073
45,147	Ligand Pharmaceuticals, Inc.*	5,153,530
16,830	Madrigal Pharmaceuticals, Inc.*	1,763,952
149,805	MyoKardia, Inc.*	7,511,223
263,362	NanoString Technologies, Inc.*	7,993,037
158,430	Portola Pharmaceuticals, Inc.*	4,298,206
74,009	Reata Pharmaceuticals, Inc. Class A*	6,982,749
97,714	REGENXBIO, Inc.*	5,019,568
267,912	Revance Therapeutics, Inc.*	3,474,819
860,583	Rigel Pharmaceuticals, Inc.*	2,246,122
36,703	Spark Therapeutics, Inc.*	3,757,653
148,549	Syneos Health, Inc.*	7,589,368
150,256	Ultragenyx Pharmaceutical, Inc.*	9,541,256

		183,659,720

	Real Estate - 2.8%
298,772	Columbia Property Trust, Inc. REIT	6,196,531
61,454	Coresite Realty Corp. REIT	7,077,657
227,697	Corporate Office Properties Trust REIT	6,004,370
19,735	Independence Realty Trust, Inc. REIT	228,334
249,604	Pebblebrook Hotel Trust REIT	7,033,841
64,258	PS Business Parks, Inc. REIT	10,829,401

		37,370,134

	Retailing - 4.0%
428,579	Caleres, Inc.	8,537,294
149,991	Core-Mark Holding Co., Inc.	5,957,643
73,867	Etsy, Inc.*	4,533,218
65,805	Five Below, Inc.*	7,897,916
199,837	Floor & Decor Holdings, Inc. Class A*	8,373,170
130,849	Foot Locker, Inc.	5,485,190
133,857	Liberty Expedia Holdings, Inc. Class A*	6,397,026
216,063	Urban Outfitters, Inc.*	4,915,433

		52,096,890

	Semiconductors & Semiconductor Equipment - 2.4%
131,960	Cirrus Logic, Inc.*	5,766,652
398,583	Cohu, Inc.	6,150,136
296,326	Entegris, Inc.	11,058,886
523,449	FormFactor, Inc.*	8,202,446

		31,178,120

	Software & Services - 13.0%
111,638	2U, Inc.*	4,202,054
273,297	8x8, Inc.*	6,586,458
157,119	Blackbaud, Inc.	13,119,436
55,362	CACI International, Inc. Class A*	11,326,512
217,401	Carbonite, Inc.*	5,661,122
95,080	Everbridge, Inc.*	8,502,054
238,110	Five9, Inc.*	12,212,662
274,928	ForeScout Technologies, Inc.*	9,309,062
42,604	HubSpot, Inc.*	7,264,834
137,038	Instructure, Inc.*	5,824,115
121,386	LiveRamp Holdings, Inc.*	5,884,793
78,721	New Relic, Inc.*	6,810,154
115,899	Paylocity Holding Corp.*	10,873,644

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.9% - (continued)
	Software & Services - 13.0% - (continued)
131,673	Pegasystems, Inc.	$9,376,434
122,470	PROS Holdings, Inc.*	7,747,452
90,546	Q2 Holdings, Inc.*	6,914,093
171,209	Rapid7, Inc.*	9,902,728
317,641	SailPoint Technologies Holding, Inc.*	6,365,526
165,195	Science Applications International Corp.	14,299,279
331,564	SVMK, Inc.*(1)	5,474,122
12,414	Trade Desk, Inc. Class A*	2,827,661

		170,484,195

	Technology Hardware & Equipment - 2.9%
251,294	CTS Corp.	6,930,689
163,669	Itron, Inc.*	10,240,769
223,871	Lumentum Holdings, Inc.*	11,956,950
53,109	Rogers Corp.*	9,165,551

		38,293,959

	Telecommunication Services - 0.3%
605,081	ORBCOMM, Inc.*	4,386,837

	Transportation - 1.3%
121,174	Genesee & Wyoming, Inc. Class A*	12,117,400
246,116	Marten Transport Ltd.	4,467,005

		16,584,405

	Total Common Stocks (cost $1,113,451,899)	$1,259,018,591

EXCHANGE-TRADED FUNDS - 2.9%
	Other Investment Pools & Funds - 2.9%
190,644	iShares Russell 2000 Growth ETF(1)	$38,294,660

	Total Exchange-Traded Funds (cost $33,258,260)	$38,294,660

	Total Long-Term Investments (cost $1,146,710,159)	$1,297,313,251

SHORT-TERM INVESTMENTS - 5.4%
	Other Investment Pools & Funds - 1.8%
23,715,573	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	$23,715,573

	Securities Lending Collateral - 3.6%
2,341,740	Citibank NA DDCA, 2.36%, 7/1/2019(2)	2,341,740
21,256,936	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(2)	21,256,936
2,962,633	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(2)	2,962,633
9,007,917	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(2)	9,007,917
10,499,551	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	10,499,551
766,020	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(2)	766,020

		46,834,797

	Total Short-Term Investments (cost $70,550,370)	$70,550,370

Total Investments (cost $1,217,260,529)	104.2%	$1,367,863,621
Other Assets and Liabilities	(4.2)%	(55,107,209)

Total Net Assets	100.0%	$1,312,756,412

The accompanying notes are an integral part of these financial statements.

66

Hartford Small Cap Growth HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$10,911,300	$10,911,300	$—	$—
Banks	55,907,536	55,907,536	—	—
Capital Goods	153,665,134	153,665,134	—	—
Commercial & Professional Services	58,135,785	58,135,785	—	—
Consumer Durables & Apparel	78,092,424	78,092,424	—	—
Consumer Services	34,926,651	34,926,651	—	—
Diversified Financials	34,360,893	34,360,893	—	—
Energy	16,938,156	16,938,156	—	—
Food & Staples Retailing	21,482,577	21,482,577	—	—
Food, Beverage & Tobacco	21,806,165	21,806,165	—	—
Health Care Equipment & Services	178,948,567	178,948,567	—	—
Insurance	13,724,957	13,724,957	—	—
Materials	39,162,843	39,162,843	—	—
Media & Entertainment	6,901,343	6,901,343	—	—
Pharmaceuticals, Biotechnology & Life Sciences	183,659,720	183,659,720	—	—
Real Estate	37,370,134	37,370,134	—	—
Retailing	52,096,890	52,096,890	—	—
Semiconductors & Semiconductor Equipment	31,178,120	31,178,120	—	—
Software & Services	170,484,195	170,484,195	—	—
Technology Hardware & Equipment	38,293,959	38,293,959	—	—
Telecommunication Services	4,386,837	4,386,837	—	—
Transportation	16,584,405	16,584,405	—	—
Exchange-Traded Funds	38,294,660	38,294,660	—	—
Short-Term Investments	70,550,370	70,550,370	—	—

Total	$1,367,863,621	$1,367,863,621	$—	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

67

Hartford Small Company HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1%
	Automobiles & Components - 2.0%
63,900	LCI Industries	$5,751,000
174,413	Winnebago Industries, Inc.	6,741,062

		12,492,062

	Banks - 5.3%
163,500	Atlantic Union Bankshares Corp.	5,776,455
205,639	BancorpSouth Bank	5,971,757
156,373	CenterState Bank Corp.	3,601,270
475,945	MGIC Investment Corp.*	6,253,917
374,444	Sterling Bancorp	7,968,169
65,149	Texas Capital Bancshares, Inc.*	3,998,194

		33,569,762

	Capital Goods - 11.0%
351,187	Actuant Corp. Class A	8,712,949
186,087	Aerojet Rocketdyne Holdings, Inc.*	8,331,115
125,930	Argan, Inc.	5,107,721
30,687	Axon Enterprise, Inc.*	1,970,412
158,339	EnerSys	10,846,222
238,409	ITT, Inc.	15,611,021
23,197	Kadant, Inc.	2,106,520
60,269	Patrick Industries, Inc.*	2,964,632
456,599	Rexnord Corp.*	13,798,422

		69,449,014

	Commercial & Professional Services - 3.8%
116,516	Brink’s Co.	9,458,769
84,467	McGrath Rent Corp.	5,249,624
139,601	TriNet Group, Inc.*	9,464,948

		24,173,341

	Consumer Durables & Apparel - 7.7%
247,566	Acushnet Holdings Corp.	6,501,083
103,911	Carter’s, Inc.	10,135,479
25,785	Cavco Industries, Inc.*	4,062,169
278,827	Century Communities, Inc.*	7,411,222
318,369	Skyline Champion Corp.*	8,716,943
341,253	Under Armour, Inc. Class C*	7,575,816
151,060	YETI Holdings, Inc.*(1)	4,373,187

		48,775,899

	Consumer Services - 6.7%
111,800	BJ’s Restaurants, Inc.	4,912,492
191,967	Chegg, Inc.*	7,408,006
909,759	DraftKings, Inc.*(2)(3)(4)	2,547,325
63,435	Grand Canyon Education, Inc.*	7,423,164
125,246	Marriott Vacations Worldwide Corp.	12,073,714
114,981	Planet Fitness, Inc. Class A*	8,329,224

		42,693,925

	Diversified Financials - 0.6%
73,798	Green Dot Corp. Class A*	3,608,722

	Energy - 0.7%
147,621	Viper Energy Partners L.P.	4,549,679

	Food & Staples Retailing - 1.1%
170,835	Performance Food Group Co.*	6,838,525

	Food, Beverage & Tobacco - 1.1%
105,047	MGP Ingredients, Inc.(1)	6,965,667

	Health Care Equipment & Services - 14.2%
38,193	Amedisys, Inc.*	4,637,012
146,185	Globus Medical, Inc. Class A*	6,183,625
89,071	Haemonetics Corp.*	10,718,804
79,896	Hill-Rom Holdings, Inc.	8,358,720
212,825	HMS Holdings Corp.*	6,893,402
111,865	Insulet Corp.*	13,354,444
169,284	Merit Medical Systems, Inc.*	10,082,555

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Health Care Equipment & Services - 14.2% - (continued)
163,284	Omnicell, Inc.*	$14,047,322
54,462	Penumbra, Inc.*	8,713,920
114,231	Tandem Diabetes Care, Inc.*	7,370,184

		90,359,988

	Insurance - 0.9%
121,260	James River Group Holdings Ltd.	5,687,094

	Materials - 2.3%
156,560	Carpenter Technology Corp.	7,511,749
66,818	Ingevity Corp.*	7,027,249

		14,538,998

	Pharmaceuticals, Biotechnology & Life Sciences - 13.0%
106,453	Aerie Pharmaceuticals, Inc.*	3,145,686
413,632	Amicus Therapeutics, Inc.*	5,162,127
134,975	Apellis Pharmaceuticals, Inc.*	3,420,267
108,637	Arena Pharmaceuticals, Inc.*	6,369,387
117,348	Array BioPharma, Inc.*	5,436,733
25,214	Ascendis Pharma AS ADR*	2,903,392
80,355	CareDx, Inc.*	2,891,976
95,025	CytomX Therapeutics, Inc.*	1,066,181
88,120	Exact Sciences Corp.*	10,401,685
95,575	G1 Therapeutics, Inc.*	2,930,330
46,572	Galapagos N.V. ADR*	6,004,528
97,313	Heron Therapeutics, Inc.*(1)	1,809,049
158,491	Invitae Corp.*	3,724,538
181,083	Karyopharm Therapeutics, Inc.*	1,084,687
76,129	MyoKardia, Inc.*	3,817,108
219,145	Orchard Therapeutics plc*	3,065,839
53,320	PRA Health Sciences, Inc.*	5,286,678
97,102	Ra Pharmaceuticals, Inc.*	2,919,857
150,566	Revance Therapeutics, Inc.*	1,952,841
75,028	Rhythm Pharmaceuticals, Inc.*	1,650,616
21,025	Sage Therapeutics, Inc.*	3,849,467
336,108	Sangamo Therapeutics, Inc.*	3,619,883

		82,512,855

	Real Estate - 4.2%
146,354	Agree Realty Corp. REIT(1)	9,373,974
188,496	Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT	5,311,817
156,987	NexPoint Residential Trust, Inc. REIT	6,499,262
264,638	Xenia Hotels & Resorts, Inc. REIT	5,517,702

		26,702,755

	Retailing - 2.4%
5,016,400	Allstar Co.*(2)(3)(4)	200,656
49,713	Etsy, Inc.*	3,050,887
22,444	Five Below, Inc.*	2,693,729
173,929	Floor & Decor Holdings, Inc. Class A*	7,287,625
43,094	Tory Burch LLC*(2)(3)(4)	2,115,055

		15,347,952

	Semiconductors & Semiconductor Equipment - 2.2%
221,993	Entegris, Inc.	8,284,779
373,230	Tower Semiconductor Ltd.*	5,885,837

		14,170,616

	Software & Services - 14.2%
72,861	2U, Inc.*	2,742,488
32,302	Alteryx, Inc. Class A*(1)	3,524,794
76,907	Endava plc ADR*	3,094,738
19,299	EPAM Systems, Inc.*	3,340,657
93,872	Everbridge, Inc.*	8,394,034
16,033	Fair Isaac Corp.*	5,034,683
152,633	Five9, Inc.*	7,828,547
42,867	Globant S.A.*	4,331,710

The accompanying notes are an integral part of these financial statements.

68

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 96.1% - (continued)
	Software & Services - 14.2% - (continued)
57,248	Guidewire Software, Inc.*	$5,803,802
23,579	HubSpot, Inc.*	4,020,691
106,512	LiveRamp Holdings, Inc.*	5,163,702
213,977	Mimecast Ltd.*	9,994,866
182,951	Pivotal Software, Inc. Class A*	1,931,962
101,266	Rapid7, Inc.*	5,857,225
113,789	Science Applications International Corp.	9,849,576
16,197	Trade Desk, Inc. Class A*	3,689,353
61,121	Zendesk, Inc.*	5,441,603

		90,044,431

	Technology Hardware & Equipment - 1.9%
35,669	Lumentum Holdings, Inc.*	1,905,081
120,044	nLight, Inc.*	2,304,845
36,391	Zebra Technologies Corp. Class A*	7,623,551

		11,833,477

	Telecommunication Services - 0.8%
69,692	Bandwidth, Inc. Class A*	5,228,294

	Total Common Stocks (cost $527,632,627)	$609,543,056

PREFERRED STOCKS - 1.1%
	Retailing - 0.4%
74,004	Honest Co., Inc.*(2)(3)(4)	$2,822,513

	Software & Services - 0.7%
410,300	MarkLogic Corp. Series F*(2)(3)(4)	4,160,442

	Total Preferred Stocks (cost $8,151,359)	$6,982,955

ESCROWS - 0.0%(5)
	Software & Services - 0.0%
157,023	Veracode, Inc.*(2)(3)(4)	$85,420

	Total Escrows (cost $—)	$85,420

	Total Long-Term Investments (cost $535,783,986)	$616,611,431

SHORT-TERM INVESTMENTS - 4.4%
	Other Investment Pools & Funds - 3.8%
23,750,554	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.35%(6)	$23,750,554

	Securities Lending Collateral - 0.6%
199,874	Citibank NA DDCA, 2.36%, 7/1/2019(6)	199,874
1,814,336	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(6)	1,814,336
252,868	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(6)	252,868
768,850	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(6)	768,850
896,165	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(6)	896,165
65,382	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(6)	65,382

		3,997,475

	Total Short-Term Investments (cost $27,748,029)	$27,748,029

Total Investments (cost $563,532,015)	101.6%	$644,359,460
Other Assets and Liabilities	(1.6)%	(9,933,669)

Total Net Assets	100.0%	$634,425,791

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Investment valued using significant unobservable inputs.

(3)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $11,931,411, which represented 1.9% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $11,931,411 or 1.9% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	5,016,400	$2,182,229	$200,656
07/2015	DraftKings, Inc.	909,759	3,430,143	2,547,325
08/2015	Honest Co., Inc. Preferred	74,004	3,386,053	2,822,513
04/2015	MarkLogic Corp. Series F Preferred	410,300	4,765,306	4,160,442
11/2013	Tory Burch LLC	43,094	3,377,559	2,115,055
04/2017	Veracode, Inc.	157,023	—	85,420

			$17,141,290	$11,931,411

(5)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(6)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

69

Hartford Small Company HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$12,492,062	$12,492,062	$—	$—
Banks	33,569,762	33,569,762	—	—
Capital Goods	69,449,014	69,449,014	—	—
Commercial & Professional Services	24,173,341	24,173,341	—	—
Consumer Durables & Apparel	48,775,899	48,775,899	—	—
Consumer Services	42,693,925	40,146,600	—	2,547,325
Diversified Financials	3,608,722	3,608,722	—	—
Energy	4,549,679	4,549,679	—	—
Food & Staples Retailing	6,838,525	6,838,525	—	—
Food, Beverage & Tobacco	6,965,667	6,965,667	—	—
Health Care Equipment & Services	90,359,988	90,359,988	—	—
Insurance	5,687,094	5,687,094	—	—
Materials	14,538,998	14,538,998	—	—
Pharmaceuticals, Biotechnology & Life Sciences	82,512,855	82,512,855	—	—
Real Estate	26,702,755	26,702,755	—	—
Retailing	15,347,952	13,032,241	—	2,315,711
Semiconductors & Semiconductor Equipment	14,170,616	14,170,616	—	—
Software & Services	90,044,431	90,044,431	—	—
Technology Hardware & Equipment	11,833,477	11,833,477	—	—
Telecommunication Services	5,228,294	5,228,294	—	—
Preferred Stocks	6,982,955	—	—	6,982,955
Escrows	85,420	—	—	85,420
Short-Term Investments	27,748,029	27,748,029	—	—

Total	$644,359,460	$632,428,049	$—	$11,931,411

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the six-month period ended June 30, 2019:

	Common Stocks	Preferred Stocks	Escrows	Total
Beginning balance	$5,772,836	$6,821,907	$178,845	$12,773,588
Purchases	—	—	—	—
Sales	—	—	(103,805)	(103,805)
Accrued discounts/(premiums)	—	—	—	—
Total realized gain/(loss)	—	—	103,805	103,805
Net change in unrealized appreciation/depreciation	(909,800)	161,048	(93,425)	(842,177)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—

Ending balance	$4,863,036	$6,982,955	$85,420	$11,931,411

The change in net unrealized appreciation/(depreciation) relating to the Level 3 investments held at June 30, 2019 was $ 842,177.

The accompanying notes are an integral part of these financial statements.

70

Hartford Stock HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3%
	Banks - 2.3%
249,567	PNC Financial Services Group, Inc.	$34,260,558

	Capital Goods - 11.7%
89,385	3M Co.	15,493,996
219,203	General Dynamics Corp.	39,855,489
171,867	Honeywell International, Inc.	30,006,260
93,412	Lockheed Martin Corp.	33,958,999
93,212	Northrop Grumman Corp.	30,117,729
197,336	United Technologies Corp.	25,693,147

		175,125,620

	Consumer Durables & Apparel - 4.1%
504,609	NIKE, Inc. Class B	42,361,926
215,544	VF Corp.	18,827,768

		61,189,694

	Consumer Services - 4.0%
287,861	McDonald’s Corp.	59,777,215

	Diversified Financials - 4.5%
312,015	American Express Co.	38,515,132
59,620	BlackRock, Inc.	27,979,666

		66,494,798

	Energy - 1.5%
298,523	Exxon Mobil Corp.	22,875,817

	Food & Staples Retailing - 2.6%
148,352	Costco Wholesale Corp.	39,203,499

	Food, Beverage & Tobacco - 9.2%
1,073,322	Coca-Cola Co.	54,653,556
842,229	Diageo plc	36,249,734
360,460	PepsiCo., Inc.	47,267,120

		138,170,410

	Health Care Equipment & Services - 11.7%
483,545	Baxter International, Inc.	39,602,335
298,206	Danaher Corp.	42,619,602
498,145	Medtronic plc	48,514,342
181,415	UnitedHealth Group, Inc.	44,267,074

		175,003,353

	Household & Personal Products - 4.4%
556,506	Colgate-Palmolive Co.	39,884,785
241,178	Procter & Gamble Co.	26,445,168

		66,329,953

	Insurance - 4.9%
241,953	Chubb Ltd.	35,637,257
370,793	Marsh & McLennan Cos., Inc.	36,986,602

		72,623,859

	Materials - 5.1%
192,810	Ecolab, Inc.	38,068,406
190,961	Linde plc	38,344,969

		76,413,375

	Pharmaceuticals, Biotechnology & Life Sciences - 5.3%
82,996	Amgen, Inc.	15,294,503
299,295	Johnson & Johnson	41,685,808
267,353	Merck & Co., Inc.	22,417,549

		79,397,860

	Real Estate - 5.9%
239,230	American Tower Corp. REIT	48,910,573
163,956	Public Storage REIT	39,049,401

		87,959,974

	Retailing - 4.7%
9,440,100	Allstar Co.*(1)(2)(3)	377,604

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.3% - (continued)
	Retailing - 4.7% - (continued)
132,056	Home Depot, Inc.	$27,463,686
788,522	TJX Cos., Inc.	41,697,044

		69,538,334

	Software & Services - 9.4%
183,756	Accenture plc Class A	33,952,596
114,626	Automatic Data Processing, Inc.	18,951,116
358,109	Microsoft Corp.	47,972,282
225,493	Visa, Inc. Class A	39,134,310

		140,010,304

	Transportation - 7.0%
360,150	Canadian National Railway Co.	33,332,198
236,500	Union Pacific Corp.	39,994,515
303,947	United Parcel Service, Inc. Class B	31,388,607

		104,715,320

	Total Common Stocks (cost $1,048,485,106)	$1,469,089,943

SHORT-TERM INVESTMENTS - 1.2%
	Other Investment Pools & Funds - 1.2%
17,888,784	Fidelity Institutional Government Fund, Institutional Class, 2.27%(4)	$17,888,784

	Total Short-Term Investments (cost $17,888,784)	$17,888,784

Total Investments (cost $1,066,373,890)	99.5%	$1,486,978,727
Other Assets and Liabilities	0.5%	7,750,365

Total Net Assets	100.0%	$1,494,729,092

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Investment valued using significant unobservable inputs.

(2)

Investment in securities not registered under the Securities Act of 1933 (excluding securities acquired pursuant to Rule 144A and Regulation S). At the end of the period, the value of such restricted securities amounted to $377,604 or 0.0% of net assets.

Period Acquired	Security Name	Shares/ Par Value	Base Total Cost	Base Market Value
08/2011	Allstar Co.	9,440,100	$4,106,619	$377,604

(3)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of this security was $377,604, which

The accompanying notes are an integral part of these financial statements.

71

Hartford Stock HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(4)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$34,260,558	$34,260,558	$—	$—
Capital Goods	175,125,620	175,125,620	—	—
Consumer Durables & Apparel	61,189,694	61,189,694	—	—
Consumer Services	59,777,215	59,777,215	—	—
Diversified Financials	66,494,798	66,494,798	—	—
Energy	22,875,817	22,875,817	—	—
Food & Staples Retailing	39,203,499	39,203,499	—	—
Food, Beverage & Tobacco	138,170,410	101,920,676	36,249,734	—
Health Care Equipment & Services	175,003,353	175,003,353	—	—
Household & Personal Products	66,329,953	66,329,953	—	—
Insurance	72,623,859	72,623,859	—	—
Materials	76,413,375	76,413,375	—	—
Pharmaceuticals, Biotechnology & Life Sciences	79,397,860	79,397,860	—	—
Real Estate	87,959,974	87,959,974	—	—
Retailing	69,538,334	69,160,730	—	377,604
Software & Services	140,010,304	140,010,304	—	—
Transportation	104,715,320	104,715,320	—	—
Short-Term Investments	17,888,784	17,888,784	—	—

Total	$1,486,978,727	$1,450,351,389	$36,249,734	$377,604

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

72

Hartford Total Return Bond HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5%
	Asset-Backed - Automobile - 0.4%
$454,963	CIG Automobile Receivables Trust 2.71%, 05/15/2023(1)	$454,655
2,625,000	Credit Acceptance Auto Loan Trust 2.65%, 06/15/2026(1)	2,627,560
1,093,623	Skopos Auto Receivables Trust 3.19%, 09/15/2021(1)	1,094,149
4,810,000	Westlake Automobile Receivables Trust 3.28%, 12/15/2022(1)	4,855,204

		9,031,568

	Asset-Backed - Finance & Insurance - 10.8%
6,890,000	Anchorage Capital CLO Ltd. 3 mo. USD LIBOR + 1.000%, 3.58%, 07/28/2028(1)(2)	6,868,372
996,274	Apidos CLO 3 mo. USD LIBOR + 0.980%, 3.57%, 01/19/2025(1)(2)	996,091
6,700,000	Atrium 3 mo. USD LIBOR + 0.830%, 3.42%, 04/22/2027(1)(2)	6,685,742
	Avery Point CLO Ltd.
5,786,560	3 mo. USD LIBOR + 1.100%, 3.68%, 04/25/2026(1)(2)	5,785,530
2,303,919	3 mo. USD LIBOR + 1.120%, 3.72%, 01/18/2025(1)(2)	2,306,801
1,445,061	Babson CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.74%, 07/20/2025(1)(2)	1,445,220
5,794,840	Bayview Koitere Fund Trust 3.50%, 07/28/2057(1)(3)	5,915,642
	Bayview Opportunity Master Fund Trust
2,582,796	3.50%, 01/28/2055(1)(3)	2,628,524
3,005,335	3.50%, 06/28/2057(3)	3,059,271
3,918,731	3.50%, 01/28/2058(1)(3)	3,993,375
2,302,496	4.00%, 11/28/2053(1)(3)	2,373,355
4,604,616	4.00%, 10/28/2064(1)(3)	4,747,409
280,000	Benefit Street Partners CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.40%, 10/18/2029(1)(2)	279,860
681,667	Cal Funding Ltd. 3.47%, 10/25/2027(1)	688,114
7,890,000	Carlyle Global Market Strategies CLO Ltd. 1 mo. USD LIBOR + 0.780%, 3.36%, 04/27/2027(1)(2)	7,868,713
387,764	CIFC Funding Ltd. 3 mo. USD LIBOR + 0.850%, 3.45%, 07/16/2030(1)(2)	387,744
4,175,000	Cirrus Funding Ltd. 4.80%, 01/25/2037(1)	4,436,288
616,930	Civic Mortgage LLC 3.89%, 06/25/2022(1)(4)	615,630
3,242,250	Domino’s Pizza Master Issuer LLC 4.12%, 07/25/2048(1)	3,338,902
7,264,000	Dryden Senior Loan Fund 3 mo. USD LIBOR + 0.820%, 3.34%, 11/15/2028(1)(2)	7,235,031
2,950,000	Eagle RE Ltd. 1 mo. USD LIBOR + 1.700%, 4.10%, 11/25/2028(1)(2)	2,949,997
1,225,647	Fieldstone Mortgage Investment Trust 1 mo. USD LIBOR + 0.270%, 2.67%, 05/25/2036(2)	941,511
3,267,261	First Franklin Mortgage Loan Trust 1 mo. USD LIBOR + 0.240%, 2.64%, 04/25/2036(2)	3,055,139
3,413,617	GSAMP Trust 1 mo. USD LIBOR + 0.090%, 2.49%, 01/25/2037(2)	2,314,726
3,139,933	Lendmark Funding Trust 2.83%, 12/22/2025(1)	3,131,365
6,926,159	Madison Park Funding Ltd. 3 mo. USD LIBOR + 1.260%, 3.85%, 07/20/2026(1)(2)	6,934,076
	Magnetite Ltd.
5,883,552	3 mo. USD LIBOR + 1.000%, 3.58%, 07/25/2026(1)(2)	5,887,947
6,595,000	3 mo. USD LIBOR + 1.500%, 4.08%, 07/25/2026(1)(2)	6,598,364
197,230	Marlette Funding Trust 2.36%, 12/15/2024(1)	197,156
4,489,090	MFA Trust 3.35%, 11/25/2047(1)(4)	4,469,713
4,450,000	Neuberger Berman CLO Ltd. 3 mo. USD LIBOR + 0.800%, 3.40%, 01/15/2028(1)(2)	4,427,843

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Asset-Backed - Finance & Insurance - 10.8% - (continued)
	NRZ Advance Receivables Trust
$6,250,000	3.11%, 12/15/2050(1)	$6,300,949
5,421,000	3.21%, 02/15/2051(1)	5,480,877
	NRZ Excess Spread-Collateralized Notes
3,999,796	3.19%, 01/25/2023(1)	4,019,427
2,485,192	3.27%, 02/25/2023(1)	2,502,421
1,173,290	Oak Hill Advisors Residential Loan Trust 3.00%, 06/25/2057(1)(4)	1,171,114
6,780,000	OCP CLO Ltd. 3 mo. USD LIBOR + 0.850%, 3.44%, 04/17/2027(1)(2)	6,771,511
7,814,000	OneMain Financial Issuance Trust 2.37%, 09/14/2032(1)	7,798,701
3,280,000	Radnor RE Ltd. 1 mo. USD LIBOR + 1.250%, 3.65%, 02/25/2029(1)(2)	3,286,746
5,250,000	SBA Tower Trust 2.90%, 10/15/2044(1)(4)	5,249,932
1,135,984	Seasoned Credit Risk Transfer Trust 3.50%, 08/25/2058	1,196,304
443,523	Securitized Asset Backed Receivables LLC Trust 1 mo. USD LIBOR + 0.090%, 2.49%, 07/25/2036(2)	224,133
7,305,000	Shackleton CLO Ltd. 3 mo. USD LIBOR + 1.020%, 3.61%, 07/17/2028(1)(2)	7,286,007
	SoFi Consumer Loan Program LLC
1,012,749	2.50%, 05/26/2026(1)	1,013,515
516,153	2.77%, 05/25/2026(1)	517,127
1,035,431	3.05%, 12/26/2025(1)	1,040,104
846,626	3.09%, 10/27/2025(1)	849,789
859,070	3.28%, 01/26/2026(1)	865,990
2,575,000	Sound Point CLO Ltd. 3 mo. USD LIBOR + 1.390%, 3.98%, 01/23/2029(1)(2)	2,579,638
	Springleaf Funding Trust
8,130,000	2.68%, 07/15/2030	8,147,321
2,648,420	2.90%, 11/15/2029(1)	2,651,054
4,577,143	SPS Servicer Advance Receivables Trust 2.75%, 11/15/2049(1)	4,577,093
7,673,432	Symphony CLO Ltd. 3 mo. USD LIBOR + 1.280%, 3.88%, 07/14/2026(1)(2)	7,676,502
	Towd Point Mortgage Trust
714,219	2.75%, 02/25/2055(1)(3)	716,815
7,318,952	2.75%, 10/25/2056(1)(3)	7,347,973
1,892,570	2.75%, 04/25/2057(1)(3)	1,895,770
5,184,249	2.75%, 06/25/2057(1)(3)	5,208,116
3,517,002	2.75%, 07/25/2057	3,527,238
7,660,000	Treman Park CLO Ltd. 3 mo. USD LIBOR + 1.070%, 3.66%, 10/20/2028(1)(2)	7,666,802
7,550,000	Voya CLO Ltd. 3 mo. USD LIBOR + 0.900%, 3.50%, 01/18/2029(1)(2)	7,501,695
2,048,800	Wendy’s Funding LLC 3.88%, 03/15/2048(1)	2,057,569
1,805,475	Wingstop Funding LLC 4.97%, 12/05/2048(1)	1,897,518

		231,589,202

	Asset-Backed - Home Equity - 0.8%
	GSAA Home Equity Trust
5,765,704	1 mo. USD LIBOR + 0.080%, 2.48%, 02/25/2037(2)	2,816,117
3,384,082	1 mo. USD LIBOR + 0.100%, 2.50%, 03/25/2037(2)	1,578,503
2,485,076	1 mo. USD LIBOR + 0.180%, 2.58%, 11/25/2036(2)	1,072,771
107,285	1 mo. USD LIBOR + 0.240%, 2.64%, 11/25/2036(2)	58,855
620,228	5.99%, 06/25/2036(3)	282,268
7,302,804	Legacy Mortgage Asset Trust 4.00%, 03/25/2058(1)(4)	7,369,906

The accompanying notes are an integral part of these financial statements.

73

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Asset-Backed - Home Equity - 0.8% - (continued)
$89,067	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 0.150%, 2.55%, 06/25/2036(2)	$72,773
1,436,594	Morgan Stanley Mortgage Loan Trust 1 mo. USD LIBOR + 0.170%, 2.57%, 11/25/2036(2)	587,807
	Soundview Home Loan Trust
2,758,234	1 mo. USD LIBOR + 0.180%, 2.58%, 07/25/2037(2)	2,527,449
435,000	1 mo. USD LIBOR + 0.250%, 2.65%, 11/25/2036(2)	406,994

		16,773,443

	Collateralized - Mortgage Obligations - 0.1%
1,006,813	Consumer Loan Underlying Bond Credit Trust 2.61%, 01/15/2024(1)	1,004,761

	Commercial Mortgage - Backed Securities - 5.3%
	Banc of America Commercial Mortgage Trust
39,851,215	0.88%, 11/15/2050(3)(5)	2,073,068
4,695,447	0.96%, 11/15/2054(3)(5)	259,077
12,863,149	Bank 1.05%, 05/15/2062(3)(5)	949,729
	BBCMS Mortgage Trust
28,758,651	1.67%, 02/15/2050(3)(5)	2,541,690
8,553,000	1 mo. USD LIBOR + 0.850%, 3.24%, 08/15/2036(1)(2)	8,539,638
	Benchmark Mortgage Trust
11,982,198	0.66%, 01/15/2051(3)(5)	433,288
20,286,676	0.69%, 07/15/2051(3)(5)	739,151
2,920,000	CAMB Commercial Mortgage Trust 3 mo. USD LIBOR + 2.550%, 4.94%, 12/15/2037(1)(2)	2,947,349
	Citigroup Commercial Mortgage Trust
21,551,766	1.12%, 07/10/2047(3)(5)	886,575
26,173,859	1.24%, 04/10/2048(3)(5)	1,179,899
	Commercial Mortgage Pass-Through Certificates
7,366,120	0.77%, 02/10/2047(3)(5)	177,385
535,000	4.24%, 02/10/2047(3)	576,230
	Commercial Mortgage Trust
4,037,508	0.84%, 08/10/2046(3)(5)	99,481
6,635,037	2.08%, 07/10/2046(1)(3)(5)	91,182
1,035,000	2.54%, 12/10/2045	1,043,414
948,544	2.82%, 10/15/2045	959,143
1,670,000	2.85%, 10/15/2045	1,686,283
1,145,000	3.10%, 03/10/2046	1,170,691
876,221	3.21%, 03/10/2046	901,402
6,780,000	3.42%, 03/10/2031(1)	7,059,587
1,260,000	3.61%, 06/10/2046(3)	1,318,683
1,199,384	4.02%, 07/10/2045	1,273,390
630,000	4.07%, 02/10/2047(3)	674,464
1,045,000	4.21%, 08/10/2046(3)	1,119,515
615,085	4.37%, 07/10/2045(3)	659,398
720,000	4.72%, 10/15/2045(1)(3)	181,548
1,920,000	4.75%, 10/15/2045(1)(3)	1,081,843
61,499	Credit Suisse First Boston Mortgage Securities Corp. 4.88%, 04/15/2037	60,173
	CSAIL Commercial Mortgage Trust
61,943,253	0.93%, 06/15/2057(3)(5)	2,207,484
3,810,433	1.16%, 11/15/2048(3)(5)	165,020
11,320,648	1.95%, 01/15/2049(3)(5)	950,276
7,243,749	DBUBS Mortgage Trust 0.89%, 11/10/2046(1)(3)(5)	42,992
2,984,871	Four Times Square Trust Commercial Mortgage Pass-Through Certificates 5.40%, 12/13/2028(1)	3,094,068
	FREMF Mortgage Trust
7,250,000	1 mo. USD LIBOR + 0.320%, 2.72%, 02/25/2020(2)	7,248,380
4,680,000	3.16%, 10/25/2047(1)(3)	4,671,978
5,485,000	5.45%, 09/25/2043(1)(3)	5,614,520

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Commercial Mortgage - Backed Securities - 5.3% - (continued)
$1,042,701	GE Business Loan Trust 1 mo. USD LIBOR + 1.000%, 3.39%, 05/15/2034(1)(2)	$982,364
4,340,000	GS Mortgage Securities Corp. 2.95%, 11/05/2034(1)	4,427,727
	GS Mortgage Securities Trust
45,217,449	0.12%, 07/10/2046(3)(5)	155,336
6,428,301	1.50%, 08/10/2044(1)(3)(5)	135,455
1,580,166	3.67%, 04/10/2047(1)	528,112
785,121	4.07%, 01/10/2047	837,060
2,215,000	5.13%, 04/10/2047(1)(3)	1,959,135
	JP Morgan Chase Commercial Mortgage Securities Trust
2,185,000	2.73%, 10/15/2045(1)(3)	1,236,382
765,128	2.84%, 12/15/2047	778,071
1,290,924	4.53%, 12/15/2047(1)(3)	1,128,555
	JPMBB Commercial Mortgage Securities Trust
23,132,705	0.84%, 09/15/2047(3)(5)	595,593
7,238,150	0.91%, 05/15/2048(3)(5)	195,216
949,896	3.36%, 07/15/2045	986,070
	Morgan Stanley Bank of America Merrill Lynch Trust
1,522,999	1.18%, 10/15/2048(3)(5)	77,163
15,524,849	1.24%, 12/15/2047(3)(5)	506,778
1,530,000	3.13%, 12/15/2048	1,570,518
1,320,000	3.18%, 08/15/2045	1,350,973
795,172	4.26%, 10/15/2046(3)	852,855
	Morgan Stanley Capital Trust
31,540,534	0.52%, 09/15/2047(1)(3)(5)	130,543
8,197,504	1.60%, 06/15/2050(3)(5)	639,786
4,920,000	3.47%, 08/11/2033(1)	5,042,251
1,460,000	5.28%, 07/15/2049(1)(3)	1,310,247
79,696	5.77%, 10/12/2052(1)(3)	19,924
2,475,000	MTRO Commercial Mortgage Trust 1 mo. USD LIBOR + 1.800%, 4.19%, 12/15/2033(1)(2)	2,477,323
3,830,000	Oaktown Re II Ltd. 3 mo. USD LIBOR + 1.550%, 3.95%, 07/25/2028(1)(2)	3,827,200
790,000	SFAVE Commercial Mortgage Securities Trust 3.87%, 01/05/2043(1)(3)	818,859
4,667,417	UBS Commercial Mortgage Trust 1.24%, 08/15/2050(3)(5)	317,755
	UBS-Barclays Commercial Mortgage Trust
790,000	2.85%, 12/10/2045	803,933
2,295,000	3.09%, 08/10/2049	2,347,911
2,065,000	3.19%, 03/10/2046	2,125,630
775,000	3.24%, 04/10/2046	800,056
	Wells Fargo Commercial Mortgage Trust
20,993,994	1.28%, 05/15/2048(3)(5)	904,075
1,161,256	2.92%, 10/15/2045	1,185,406
430,000	4.24%, 05/15/2048(3)	418,658
	WF-RBS Commercial Mortgage Trust
255,115	2.88%, 12/15/2045	259,413
1,215,000	3.00%, 08/15/2045	1,238,829
1,150,000	3.07%, 03/15/2045	1,177,982
450,000	3.35%, 05/15/2045	463,654
990,000	3.72%, 05/15/2047	1,042,745
230,000	4.05%, 03/15/2047	245,840
1,095,000	4.15%, 08/15/2046(3)	1,167,569
710,000	5.00%, 06/15/2044(1)(3)	567,634
790,000	5.77%, 04/15/2045(1)(3)	827,214

		113,141,794

	Other ABS - 1.3%
7,234,524	Galaxy XXIX CLO Ltd. 3 mo. USD LIBOR + 0.790%, 3.31%, 11/15/2026(1)(2)	7,216,857
6,129,764	Seasoned Credit Risk Transfer Trust 3.50%, 03/25/2058	6,240,866
2,252,485	Vericrest Opportunity Loan Trust 3.97%, 03/25/2049(1)(4)	2,268,756

The accompanying notes are an integral part of these financial statements.

74

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Other ABS - 1.3% - (continued)
$1,039,630	VOLT LXII LLC 3.13%, 09/25/2047(1)(4)	$1,038,694
4,455,100	VOLT LXIV LLC 3.38%, 10/25/2047(1)(4)	4,469,025
2,775,385	VOLT LXVI LLC 4.34%, 05/25/2048(1)(4)	2,800,336
4,295,506	VOLT LXXIII LLC 4.46%, 10/25/2048(1)(4)	4,335,653

		28,370,187

	Whole Loan Collateral CMO - 8.8%
	Alternative Loan Trust
1,025,513	1 mo. USD LIBOR + 0.320%, 2.72%, 11/25/2035(2)	953,404
221,968	1 mo. USD LIBOR + 0.540%, 2.94%, 01/25/2036(2)	215,612
1,016,967	5.75%, 05/25/2036	737,820
1,822,457	Angel Oak Mortgage Trust LLC 3.63%, 03/25/2049(1)(3)	1,846,007
7,230,448	Arroyo Mortgage Trust 3.35%, 04/25/2049(1)(3)	7,332,549
	Banc of America Funding Trust
1,268,884	1 mo. USD LIBOR + 0.300%, 2.68%, 05/20/2047(2)	1,216,091
4,052,365	5.77%, 05/25/2037(3)	3,995,041
153,736	5.85%, 01/25/2037(4)	153,491
932,243	BCAP LLC Trust 1 mo. USD LIBOR + 0.180%, 2.58%, 03/25/2037(2)	919,236
362,113	Bear Stearns Adjustable Rate Mortgage Trust 12 mo. USD CMT + 2.300%, 4.73%, 10/25/2035(2)	370,870
1,162,143	Bear Stearns Alt-A Trust 1 mo. USD LIBOR + 0.500%, 2.90%, 01/25/2036(2)	1,231,110
425,599	Bear Stearns Mortgage Funding Trust 1 mo. USD LIBOR + 0.180%, 2.58%, 10/25/2036(2)	401,722
	Bellemeade Re Ltd.
5,759,000	1 mo. USD LIBOR + 1.200%, 3.60%, 10/25/2027(1)(2)	5,758,995
4,602,014	1 mo. USD LIBOR + 1.300%, 3.70%, 03/25/2029(1)(2)	4,602,014
	CHL Mortgage Pass-Through Trust
515,057	3.86%, 11/20/2035(3)	467,817
2,232,457	4.03%, 09/25/2047(3)	2,106,847
5,412,155	CIM Trust 3.00%, 04/25/2057(1)(3)	5,449,005
4,485,000	Colombia Cent CLO Ltd. 3 mo. USD LIBOR + 1.150%, 3.73%, 10/25/2028(1)(2)	4,487,655
3,598,575	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)	3,655,668
1,918,713	Credit Suisse First Boston Mortgage Securities Corp. 5.50%, 06/25/2035	1,866,500
2,457,248	CSMC Trust 3.25%, 04/25/2047(1)(3)	2,461,200
1,043,675	Deephaven Residential Mortgage Trust 2.45%, 06/25/2047(1)(3)	1,042,990
	Fannie Mae Connecticut Avenue Securities
2,025,000	1 mo. USD LIBOR + 3.550%, 5.95%, 07/25/2029(2)	2,143,393
4,052,222	1 mo. USD LIBOR + 4.350%, 6.75%, 05/25/2029(2)	4,324,949
1,233,960	1 mo. USD LIBOR + 4.900%, 7.30%, 11/25/2024(2)	1,360,871
673,916	1 mo. USD LIBOR + 5.700%, 8.10%, 04/25/2028(2)	748,387
584,173	1 mo. USD LIBOR + 6.000%, 8.40%, 09/25/2028(2)	645,623
29,704	GMACM Mortgage Loan Trust 4.21%, 04/19/2036(3)	27,048
	GSR Mortgage Loan Trust
1,224,831	1 mo. USD LIBOR + 0.300%, 2.70%, 01/25/2037(2)	624,152
2,007,615	4.40%, 01/25/2036(3)	2,026,770

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Whole Loan Collateral CMO - 8.8% - (continued)
	HarborView Mortgage Loan Trust
$1,082,095	1 mo. USD LIBOR + 0.190%, 2.58%, 01/19/2038(2)	$1,033,489
3,842,724	1 mo. USD LIBOR + 0.240%, 2.63%, 12/19/2036(2)	3,602,088
3,060,000	Home Re Ltd. 1 mo. USD LIBOR + 1.600%, 4.03%, 10/25/2028(1)(2)	3,054,855
1,166,151	IndyMac Index Mortgage Loan Trust 3.98%, 03/25/2036(3)	1,064,262
280,247	JP Morgan Mortgage Trust 4.49%, 04/25/2037(3)	262,284
2,735,000	LCM XX L.P. 3 mo. USD LIBOR + 1.040%, 3.63%, 10/20/2027(1)(2)	2,740,415
1,248,939	Lehman XS Trust 1 mo. USD LIBOR + 0.210%, 2.61%, 07/25/2046(2)	1,226,860
	LSTAR Securities Investment Ltd.
2,317,348	1 mo. USD LIBOR + 1.500%, 3.94%, 04/01/2024(1)(2)	2,316,327
5,189,927	1 mo. USD LIBOR + 1.500%, 3.94%, 05/01/2024(1)(2)	5,192,189
	LSTAR Securities Investment Trust
830,726	1 mo. USD LIBOR + 1.500%, 3.94%, 04/01/2024(1)(2)	830,259
2,826,912	1 mo. USD LIBOR + 1.700%”, 4.14%, 03/01/2024(1)(2)	2,832,724
453,688	MASTR Adjustable Rate Mortgages Trust 4.66%, 11/21/2034(3)	470,978
1,241,616	MFA Trust 2.59%, 02/25/2057(1)(3)	1,238,968
	New Residential Mortgage Loan Trust
5,995,893	1 mo. USD LIBOR + 0.750%, 3.15%, 01/25/2048(1)(2)	5,991,726
4,272,664	3.75%, 11/26/2035(1)(3)	4,412,557
3,849,941	3.75%, 11/25/2056(1)(3)	3,974,881
4,824,407	1 mo. USD LIBOR + 1.500%, 3.90%, 06/25/2057(1)(2)	4,905,505
7,152,194	4.00%, 02/25/2057(1)(3)	7,442,075
7,004,186	4.00%, 03/25/2057(1)(3)	7,314,030
5,566,782	4.00%, 04/25/2057(1)(3)	5,792,615
4,486,224	4.00%, 05/25/2057(1)(3)	4,687,852
5,941,941	4.00%, 08/27/2057(1)(3)	6,167,561
2,543,220	4.00%, 12/25/2057(1)	2,636,864
7,485,000	OZLM Ltd. 3 mo. USD LIBOR + 1.050%, 3.63%, 04/30/2027(1)(2)	7,472,036
3,377,014	PMT Credit Risk Transfer Trust 1 mo. USD LIBOR + 2.000%, 4.43%, 03/27/2024(1)(2)	3,379,994
1,322,551	RBSGC Mortgage Loan Trust 6.25%, 01/25/2037	1,313,944
	Residential Accredit Loans, Inc.
3,162,670	3.75%, 11/25/2037(3)	2,919,118
815,387	6.00%, 12/25/2035	802,352
	Seasoned Credit Risk Transfer Trust
2,163,178	3.50%, 11/25/2057	2,280,186
5,732,037	3.50%, 07/25/2058	6,033,948
1,404,158	Structured Agency Credit Risk Trust 1 mo. USD LIBOR + 1.650%, 4.05%, 04/25/2043(1)(2)	1,405,312
	Towd Point Mortgage Trust
3,162,802	2.25%, 04/25/2056(1)(3)	3,144,428
2,819,933	2.75%, 08/25/2055(1)(3)	2,836,134
554,142	3.00%, 03/25/2054(1)(3)	555,711
6,063,872	1 mo. USD LIBOR + 0.600%, 3.00%, 02/25/2057(1)(2)	6,044,565
	WaMu Mortgage Pass-Through Certificates Trust
682,099	1 mo. USD LIBOR + 0.420%, 2.82%, 06/25/2044(2)	676,781
3,251,246	12 mo. USD MTA + 0.820%, 3.30%, 12/25/2046(2)	2,995,435
1,223,701	3.74%, 06/25/2037(3)	1,160,523

The accompanying notes are an integral part of these financial statements.

75

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 27.5% - (continued)
	Whole Loan Collateral CMO - 8.8% - (continued)
$45,379,837	Wells Fargo Commercial Mortgage Trust 1.29%, 09/15/2057(3)(5)	$1,885,305

		187,269,973

	Total Asset & Commercial Mortgage Backed Securities (cost $584,574,166)	$587,180,928

CORPORATE BONDS - 29.4%
	Aerospace/Defense - 0.4%
822,000	Lockheed Martin Corp. 4.09%, 09/15/2052	$914,567
	United Technologies Corp.
140,000	2.80%, 05/04/2024	141,846
4,615,000	3.65%, 08/16/2023	4,833,249
1,565,000	3.95%, 08/16/2025	1,687,698
400,000	4.63%, 11/16/2048	466,460

		8,043,820

	Agriculture - 0.8%
	Altria Group, Inc.
405,000	2.63%, 09/16/2026	388,474
2,045,000	2.85%, 08/09/2022	2,066,601
750,000	3.80%, 02/14/2024	781,814
765,000	3.88%, 09/16/2046	679,742
810,000	4.40%, 02/14/2026	866,741
4,000,000	5.80%, 02/14/2039	4,494,548
2,265,000	5.95%, 02/14/2049	2,585,263
	BAT Capital Corp.
320,000	3.22%, 08/15/2024	322,102
3,025,000	4.39%, 08/15/2037	2,866,514
1,300,000	Imperial Brands Finance plc 3.75%, 07/21/2022(1)	1,338,369

		16,390,168

	Airlines - 0.1%
	Delta Air Lines, Inc.
765,000	3.63%, 03/15/2022	778,057
1,160,000	3.80%, 04/19/2023	1,190,833

		1,968,890

	Auto Manufacturers - 0.3%
635,000	Ford Motor Co. 5.29%, 12/08/2046	590,653
	Ford Motor Credit Co. LLC
540,000	3.82%, 11/02/2027	516,266
545,000	5.11%, 05/03/2029	556,586
	General Motors Co.
515,000	5.20%, 04/01/2045	491,791
630,000	5.95%, 04/01/2049	660,052
1,000,000	6.25%, 10/02/2043	1,064,510
1,035,000	6.75%, 04/01/2046	1,168,119
	General Motors Financial Co., Inc.
500,000	3.70%, 05/09/2023	507,270
1,760,000	3.95%, 04/13/2024	1,798,124

		7,353,371

	Auto Parts & Equipment - 0.0%
450,000	Adient Global Holdings Ltd. 4.88%, 08/15/2026(1)(6)	357,750
290,000	Goodyear Tire & Rubber Co. 5.00%, 05/31/2026(6)	285,650

		643,400

	Beverages - 0.9%
70,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 02/01/2036	76,788
	Anheuser-Busch InBev Worldwide, Inc.
2,549,000	3.75%, 07/15/2042	2,429,370

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.4% - (continued)
		Beverages - 0.9% - (continued)
	$1,125,000	4.15%, 01/23/2025	$1,218,626
	1,145,000	4.60%, 04/15/2048	1,225,547
	1,575,000	4.75%, 04/15/2058	1,665,636
	7,394,000	5.45%, 01/23/2039	8,799,340
		Constellation Brands, Inc.
	1,275,000	2.65%, 11/07/2022	1,279,340
	1,170,000	4.40%, 11/15/2025	1,274,332
	2,003,000	4.75%, 12/01/2025	2,212,338

			20,181,317

		Biotechnology - 0.1%
	1,315,000	Amgen, Inc. 2.65%, 05/11/2022	1,325,005
	90,000	Gilead Sciences, Inc. 3.25%, 09/01/2022	92,501

			1,417,506

		Chemicals - 0.7%
	290,000	Chemours Co. 5.38%, 05/15/2027	276,225
		DuPont de Nemours, Inc.
	3,495,000	4.21%, 11/15/2023	3,741,163
	2,300,000	4.73%, 11/15/2028	2,604,463
		Methanex Corp.
	1,590,000	4.25%, 12/01/2024	1,620,234
	531,000	5.65%, 12/01/2044	510,002
	455,000	Nutrien Ltd. 4.20%, 04/01/2029	492,005
	290,000	Olin Corp. 5.13%, 09/15/2027	297,613
	1,990,000	SABIC Capital II B.V. 4.00%, 10/10/2023(1)	2,067,113
	1,830,000	Sherwin-Williams Co. 3.45%, 06/01/2027	1,883,398
	1,810,000	Syngenta Finance N.V. 4.89%, 04/24/2025(1)	1,889,013
	265,000	Versum Materials, Inc. 5.50%, 09/30/2024(1)	283,881

			15,665,110

		Commercial Banks - 8.0%
		Banco Bilbao Vizcaya Argentaria S.A.
	3,200,000	5 year USD Swap + 3.870%, 6.13%, 11/16/2027(2)(6)(7)	3,012,000
EUR	400,000	5 year EUR Swap + 9.177%, 8.88%, 04/14/2021(2)(7)(8)	506,578
	2,400,000	Banco de Sabadell S.A. 5 year EUR Swap + 6.414%, 6.50%, 05/18/2022(2)(7)(8)	2,720,395
		Bank of America Corp.
	$730,000	3 mo. USD LIBOR + 1.160%, 3.12%, 01/20/2023(2)	740,818
	6,005,000	3 mo. USD LIBOR + 0.810%, 3.37%, 01/23/2026(2)	6,196,505
	4,620,000	3 mo. USD LIBOR + 1.512%, 3.71%, 04/24/2028(2)	4,854,243
	1,205,000	3 mo. USD LIBOR + 0.940%, 3.86%, 07/23/2024(2)	1,265,649
	1,785,000	3 mo. USD LIBOR + 1.210%, 3.97%, 02/07/2030(2)	1,913,345
	1,020,000	4.00%, 01/22/2025	1,072,843
	1,385,000	4.20%, 08/26/2024	1,472,257
	2,925,000	7.75%, 05/14/2038	4,316,907
		Barclays plc
	1,565,000	3 mo. USD LIBOR + 1.610%, 3.93%, 05/07/2025(2)	1,592,760
	250,000	5 year USD Swap + 6.772%, 7.88%, 03/15/2022(2)(7)(8)	261,563
		BNP Paribas S.A.
	1,505,000	5 year USD Swap + 2.838%, 5.13%, 11/15/2027(1)(2)(7)	1,429,750
	500,000	5 year USD Swap + 5.150%, 7.38%, 08/19/2025(1)(2)(7)	555,625
	1,940,000	5 year USD Swap + 6.314%, 7.63%, 03/30/2021(1)(2)(7)	2,053,975
	1,245,000	BPCE S.A. 3.00%, 05/22/2022(1)	1,256,295

The accompanying notes are an integral part of these financial statements.

76

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.4% - (continued)
		Commercial Banks - 8.0% - (continued)
EUR	400,000	Caixa Geral de Depositos S.A. 5 year EUR Swap + 10.925%, 10.75%, 03/30/2022(2)(7)(8)	$528,183
	1,200,000	CaixaBank S.A. 5 year EUR Swap + 6.498%, 6.75%, 06/13/2024(2)(7)(8)	1,473,499
	$1,725,000	Capital One Financial Corp. 3.90%, 01/29/2024	1,812,876
		Citigroup, Inc.
	2,360,000	3.20%, 10/21/2026	2,406,830
	2,475,000	3 mo. USD LIBOR + 0.897%, 3.35%, 04/24/2025(2)	2,556,624
	1,085,000	3 mo. USD LIBOR + 1.151%, 3.52%, 10/27/2028(2)	1,119,030
	2,960,000	3 mo. USD LIBOR + 1.100%, 3.63%, 05/17/2024(2)	2,987,982
	5,135,000	3 mo. USD LIBOR + 1.338%, 3.98%, 03/20/2030(2)	5,484,576
	1,025,000	3 mo. USD LIBOR + 1.192%, 4.08%, 04/23/2029(2)	1,101,114
	940,000	4.45%, 09/29/2027	1,012,760
	111,000	4.65%, 07/30/2045	127,855
	4,000,000	Credit Agricole S.A. 5 year USD Swap + 6.185%, 8.13%, 12/23/2025(1)(2)(7)	4,625,936
		Credit Suisse Group AG
	4,110,000	5 year USD Swap + 3.455%, 6.25%, 12/18/2024(1)(2)(7)	4,279,537
	275,000	5 year USD Swap + 4.600%, 7.50%, 07/17/2023(1)(2)(7)	293,719
		Danske Bank A/S
	1,890,000	5.00%, 01/12/2022(1)	1,977,030
	1,970,000	5.38%, 01/12/2024(1)	2,129,310
EUR	650,000	5 year EUR Swap + 5.471%, 5.88%, 04/06/2022(2)(7)(8)	779,766
	$1,400,000	DNB Bank ASA 5 year USD Swap + 5.080%, 6.50%, 03/26/2022(2)(7)(8)	1,476,776
		Goldman Sachs Group, Inc.
	2,235,000	3 mo. USD LIBOR + 0.821%, 2.88%, 10/31/2022(2)	2,253,492
	965,000	3 mo. USD LIBOR + 0.990%, 2.91%, 07/24/2023(2)	974,332
	4,430,000	3 mo. USD LIBOR + 1.510%, 3.69%, 06/05/2028(2)	4,575,157
	3,860,000	3 mo. USD LIBOR + 1.158%, 3.81%, 04/23/2029(2)	4,034,336
	375,000	3 mo. USD LIBOR + 1.373%, 4.02%, 10/31/2038(2)	387,310
	1,250,000	3 mo. USD LIBOR + 1.301%, 4.22%, 05/01/2029(2)	1,340,635
	65,000	6.25%, 02/01/2041	87,154
	1,890,000	6.75%, 10/01/2037	2,472,025
		HSBC Holdings plc
	1,305,000	2.95%, 05/25/2021	1,316,473
	2,370,000	3.40%, 03/08/2021	2,406,446
	1,200,000	3 mo. USD LIBOR + 1.535%, 4.58%, 06/19/2029(2)	1,312,394
	2,925,000	5 year USD ICE Swap + 3.746%, 6.00%, 05/22/2027(2)(7)	2,990,812
		Intesa Sanpaolo S.p.A.
	1,015,000	3.38%, 01/12/2023(1)	1,011,357
	1,480,000	5 year USD Swap + 5.462%, 7.70%, 09/17/2025(1)(2)(6)(7)	1,454,100
EUR	1,375,000	5 year EUR Swap + 7.192%, 7.75%, 01/11/2027(2)(7)(8)	1,759,746
		JP Morgan Chase & Co.
	$815,000	2.40%, 06/07/2021	817,198
	2,665,000	3 mo. USD LIBOR + 1.155%, 3.22%, 03/01/2025(2)	2,740,413

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.4% - (continued)
		Commercial Banks - 8.0% - (continued)
	$2,500,000	3 mo. USD LIBOR + 0.945%, 3.51%, 01/23/2029(2)	$2,599,089
	2,115,000	3 mo. USD LIBOR + 1.160%, 3.70%, 05/06/2030(2)	2,229,993
	1,990,000	3 mo. USD LIBOR + 0.890%, 3.80%, 07/23/2024(2)	2,087,025
	955,000	3 mo. USD LIBOR + 1.230%, 3.81%, 10/24/2023(2)	969,435
	4,480,000	3 mo. USD LIBOR + 1.245%, 3.96%, 01/29/2027(2)	4,792,245
	2,230,000	3 mo. USD LIBOR + 1.120%, 4.01%, 04/23/2029(2)	2,405,558
		Morgan Stanley
	2,725,000	2.50%, 04/21/2021	2,730,105
	1,450,000	2.75%, 05/19/2022	1,465,212
	4,895,000	3 mo. USD LIBOR + 1.340%, 3.59%, 07/22/2028(2)	5,096,919
	2,120,000	3.63%, 01/20/2027	2,225,017
	1,090,000	3.95%, 04/23/2027	1,140,112
	2,775,000	4.00%, 07/23/2025	2,972,316
	4,085,000	Royal Bank of Canada 2.80%, 04/29/2022	4,149,377
	260,000	Royal Bank of Scotland Group plc 5 year USD Swap + 7.598%, 8.63%, 08/15/2021(2)(7)	280,215
	1,825,000	Santander Holdings USA, Inc. 3.70%, 03/28/2022	1,869,270
		Societe Generale S.A.
	2,200,000	5 year USD Swap + 6.238%, 7.38%, 09/13/2021(1)(2)(7)	2,312,860
	375,000	5 year USD ICE Swap + 5.873%, 8.00%, 09/29/2025(1)(2)(7)	413,438
	1,950,000	Standard Chartered plc 5 year USD Swap + 6.301%, 7.50%, 04/02/2022(2)(7)(8)	2,062,125
		UBS Group Funding Switzerland AG
	1,273,000	2.65%, 02/01/2022(1)	1,279,320
	3,050,000	5 year USD ICE Swap + 5.497%, 6.88%, 03/22/2021(2)(7)(8)	3,172,000
	1,050,000	3 mo. USD LIBOR + 4.344%, 7.00%, 01/31/2024(1)(2)(7)	1,115,436
		UniCredit S.p.A.
EUR	1,215,000	5 year EUR Swap + 4.925%, 5.38%, 06/03/2025(2)(7)(8)	1,257,235
	$2,685,000	6.57%, 01/14/2022(1)	2,854,309
	625,000	5 year USD Swap + 5.180%, 8.00%, 06/03/2024(2)(7)(8)	603,556
		Wells Fargo & Co.
	1,795,000	2.63%, 07/22/2022	1,807,956
	1,655,000	3.00%, 04/22/2026	1,673,112
	665,000	3.00%, 10/23/2026	671,877
	4,800,000	3.07%, 01/24/2023	4,874,733
	2,485,000	3 mo. USD LIBOR + 1.310%, 3.58%, 05/22/2028(2)	2,594,522
	2,885,000	3.75%, 01/24/2024	3,033,176
	295,000	4.90%, 11/17/2045	342,612
	890,000	5.61%, 01/15/2044	1,112,217

			171,520,663

		Commercial Services - 0.6%
	6,128,000	Acwa Power Management And Investments One Ltd. 5.95%, 12/15/2039(1)	6,342,480
		Ashtead Capital, Inc.
	200,000	4.13%, 08/15/2025(1)	202,500
	200,000	4.38%, 08/15/2027(1)	200,250
	5,325,000	IHS Markit Ltd. 4.13%, 08/01/2023	5,535,870
	100,000	Service Corp. International 5.13%, 06/01/2029	105,250

The accompanying notes are an integral part of these financial statements.

77

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Commercial Services - 0.6% - (continued)
$400,000	United Rentals North America, Inc. 5.50%, 07/15/2025	$416,500

		12,802,850

	Construction Materials - 0.0%
	Standard Industries, Inc.
60,000	5.38%, 11/15/2024(1)	62,100
930,000	6.00%, 10/15/2025(1)	986,962

		1,049,062

	Diversified Financial Services - 0.2%
2,425,000	American Express Co. 3.40%, 02/27/2023	2,510,418
	Navient Corp.
460,000	5.88%, 03/25/2021	477,825
390,000	7.25%, 01/25/2022	420,713

		3,408,956

	Electric - 1.1%
	AES Corp.
220,000	4.50%, 03/15/2023	226,050
330,000	4.88%, 05/15/2023	335,788
50,000	5.13%, 09/01/2027	52,750
1,180,000	Berkshire Hathaway Energy Co. 3.25%, 04/15/2028	1,218,982
580,000	Dominion Energy South Carolina, Inc. 4.25%, 08/15/2028	645,630
1,120,000	DTE Energy Co. 1.50%, 10/01/2019	1,117,278
1,525,000	Duke Energy Carolinas LLC 4.25%, 12/15/2041	1,676,015
970,000	Duke Energy Florida LLC 3.40%, 10/01/2046	947,054
1,495,000	Duke Energy Progress LLC 4.38%, 03/30/2044	1,669,192
	Exelon Corp.
2,275,000	2.85%, 06/15/2020	2,282,206
2,745,000	3.95%, 06/15/2025	2,913,710
645,000	Fortis, Inc. 2.10%, 10/04/2021	639,481
1,465,000	IPALCO Enterprises, Inc. 3.70%, 09/01/2024	1,516,504
2,580,000	NextEra Energy Capital Holdings, Inc. 3.15%, 04/01/2024	2,652,497
565,000	Oncor Electric Delivery Co. LLC 5.75%, 03/15/2029	698,441
1,820,000	Public Service Enterprise Group, Inc. 2.88%, 06/15/2024	1,843,448
	Southern Co.
625,000	2.95%, 07/01/2023	634,360
1,495,000	3.25%, 07/01/2026	1,518,303

		22,587,689

	Electronics - 0.0%
910,000	Fortive Corp. 2.35%, 06/15/2021	908,195

	Engineering & Construction - 0.8%
2,250,000	Fluor Corp. 4.25%, 09/15/2028	2,326,941
4,250,000	International Airport Finance S.A. 12.00%, 03/15/2033(1)(6)	4,717,500
	SBA Tower Trust
4,815,000	3.17%, 04/09/2047(1)	4,851,370
4,540,000	3.45%, 03/15/2048(1)	4,668,020

		16,563,831

	Entertainment - 0.1%
	GLP Capital L.P. / GLP Financing II, Inc.
1,260,000	5.30%, 01/15/2029	1,357,965
275,000	5.38%, 04/15/2026	297,399
	WMG Acquisition Corp.
445,000	4.88%, 11/01/2024(1)	455,568
260,000	5.00%, 08/01/2023(1)	265,200

		2,376,132

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Environmental Control - 0.1%
	Clean Harbors, Inc.
$144,000	4.88%, 07/15/2027(1)(9)	$146,354
116,000	5.13%, 07/15/2029(1)(9)	118,320
	Waste Management, Inc.
1,100,000	3.20%, 06/15/2026	1,144,291
430,000	3.45%, 06/15/2029	453,251

		1,862,216

	Food - 0.5%
	Conagra Brands, Inc.
775,000	4.30%, 05/01/2024	822,145
240,000	4.60%, 11/01/2025	261,265
	Kraft Heinz Foods Co.
3,680,000	3.00%, 06/01/2026	3,580,961
150,000	4.38%, 06/01/2046	142,518
5,270,000	NBM U.S. Holdings, Inc. 7.00%, 05/14/2026(1)	5,541,405
285,000	TreeHouse Foods, Inc. 6.00%, 02/15/2024(1)	296,400

		10,644,694

	Food Service - 0.0%
585,000	Aramark Services, Inc. 5.00%, 02/01/2028(1)	601,819

	Forest Products & Paper - 0.4%
	Suzano Austria GmbH
6,485,000	5.00%, 01/15/2030(1)	6,576,114
2,390,000	6.00%, 01/15/2029(1)	2,605,100

		9,181,214

	Gas - 0.1%
	AmeriGas Partners L.P. / AmeriGas Finance Corp.
70,000	5.63%, 05/20/2024	74,550
375,000	5.88%, 08/20/2026	397,500
1,445,000	Sempra Energy 2.40%, 02/01/2020	1,444,590

		1,916,640

	Healthcare - Products - 0.4%
	Becton Dickinson and Co.
3,925,000	3.36%, 06/06/2024	4,042,484
1,079,000	3.70%, 06/06/2027	1,126,668
2,235,000	Boston Scientific Corp. 4.00%, 03/01/2028	2,407,216
855,000	Thermo Fisher Scientific, Inc. 3.00%, 04/15/2023	876,756

		8,453,124

	Healthcare - Services - 0.9%
700,000	Aetna, Inc. 2.80%, 06/15/2023	704,208
	Anthem, Inc.
2,115,000	3.50%, 08/15/2024	2,196,439
965,000	3.65%, 12/01/2027	1,003,150
410,000	4.63%, 05/15/2042	446,312
	Cigna Corp.
795,000	4.13%, 11/15/2025(1)	846,628
7,480,000	4.38%, 10/15/2028(1)	8,069,912
535,000	Community Health Systems, Inc. 5.13%, 08/01/2021(6)	522,963
2,270,000	HCA, Inc. 4.13%, 06/15/2029	2,333,515
	UnitedHealth Group, Inc.
860,000	3.70%, 12/15/2025	915,899
800,000	3.75%, 07/15/2025	854,440
405,000	4.75%, 07/15/2045	479,693

		18,373,159

	Home Builders - 0.1%
595,000	Lennar Corp. 4.75%, 11/29/2027	626,238
285,000	PulteGroup, Inc. 5.50%, 03/01/2026	307,800
575,000	Toll Brothers Finance Corp. 4.88%, 11/15/2025	600,156

		1,534,194

The accompanying notes are an integral part of these financial statements.

78

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Insurance - 0.4%
$835,000	CNO Financial Group, Inc. 5.25%, 05/30/2025	$899,713
	Genworth Holdings, Inc.
20,000	4.80%, 02/15/2024	17,000
380,000	4.90%, 08/15/2023	326,800
15,000	7.63%, 09/24/2021	14,700
	Marsh & McLennan Cos., Inc.
1,480,000	3.88%, 03/15/2024	1,570,568
945,000	4.38%, 03/15/2029	1,042,616
1,035,000	4.75%, 03/15/2039	1,187,289
258,000	Massachusetts Mutual Life Insurance Co. 8.88%, 06/01/2039(1)	423,238
345,000	MGIC Investment Corp. 5.75%, 08/15/2023	374,325
640,000	Unum Group 4.00%, 06/15/2029	656,968
1,035,000	Willis North America, Inc. 3.60%, 05/15/2024	1,069,073

		7,582,290

	Internet - 0.6%
	Alibaba Group Holding Ltd.
2,975,000	3.40%, 12/06/2027	3,022,428
630,000	4.00%, 12/06/2037	644,291
1,050,000	4.20%, 12/06/2047	1,104,075
2,505,000	Amazon.com, Inc. 3.88%, 08/22/2037	2,762,065
150,000	Symantec Corp. 5.00%, 04/15/2025(1)	153,773
	Tencent Holdings Ltd.
2,090,000	2.99%, 01/19/2023(1)	2,106,741
1,210,000	3.60%, 01/19/2028(1)	1,235,414
2,765,000	3.98%, 04/11/2029(1)	2,889,189

		13,917,976

	Iron/Steel - 0.2%
285,000	Commercial Metals Co. 5.38%, 07/15/2027	283,575
275,000	Steel Dynamics, Inc. 5.50%, 10/01/2024	284,969
	Vale Overseas Ltd.
2,105,000	6.25%, 08/10/2026	2,391,174
405,000	6.88%, 11/10/2039	486,081

		3,445,799

	IT Services - 0.4%
885,000	Apple, Inc. 3.45%, 02/09/2045	881,881
210,000	Hewlett Packard Enterprise Co. 6.35%, 10/15/2045	232,694
	International Business Machines Corp.
2,005,000	3.00%, 05/15/2024	2,059,081
3,115,000	3.30%, 05/15/2026	3,229,049
3,115,000	3.50%, 05/15/2029	3,260,090

		9,662,795

	Leisure Time - 0.0%
150,000	VOC Escrow Ltd. 5.00%, 02/15/2028(1)	152,063

	Lodging - 0.0%
290,000	Hilton Domestic Operating Co., Inc. 5.13%, 05/01/2026	302,688
	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
59,000	5.25%, 05/15/2027(1)	59,221
91,000	5.50%, 03/01/2025(1)	93,985

		455,894

	Machinery - Construction & Mining - 0.0%
365,000	Oshkosh Corp. 5.38%, 03/01/2025	378,687

	Media - 1.7%
	CCO Holdings LLC / CCO Holdings Capital Corp.
150,000	5.13%, 05/01/2027(1)	155,304
145,000	5.75%, 02/15/2026(1)	152,069
	Charter Communications Operating LLC / Charter Communications Operating Capital
3,935,000	4.20%, 03/15/2028	4,087,574

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Media - 1.7% - (continued)
$335,000	5.13%, 07/01/2049(9)	$342,085
1,090,000	6.48%, 10/23/2045	1,284,356
	Comcast Corp.
490,000	3.20%, 07/15/2036	475,948
940,000	3.95%, 10/15/2025	1,014,147
355,000	4.05%, 11/01/2052	374,353
845,000	4.15%, 10/15/2028	931,317
365,000	4.25%, 10/15/2030	407,346
645,000	4.60%, 10/15/2038	738,555
440,000	4.95%, 10/15/2058	537,081
	Cox Communications, Inc.
2,601,000	3.15%, 08/15/2024(1)	2,636,907
600,000	4.80%, 02/01/2035(1)	607,922
430,000	CSC Holdings LLC 5.50%, 04/15/2027(1)	451,500
	Discovery Communications LLC
840,000	3.80%, 03/13/2024	871,809
1,057,000	3.95%, 06/15/2025	1,095,371
890,000	4.90%, 03/11/2026	974,805
1,125,000	5.00%, 09/20/2037	1,175,140
405,000	5.30%, 05/15/2049	435,819
1,800,000	6.35%, 06/01/2040	2,113,754
555,000	DISH DBS Corp. 5.88%, 11/15/2024	525,169
2,515,000	Fox Corp. 4.03%, 01/25/2024(1)	2,675,076
150,000	Liberty Interactive LLC 8.25%, 02/01/2030	149,625
1,500,000	NBCUniversal Media LLC 5.95%, 04/01/2041	1,969,867
220,000	TEGNA, Inc. 5.50%, 09/15/2024(1)	225,500
4,665,000	Time Warner Entertainment Co. L.P. 8.38%, 07/15/2033	6,286,692
	Viacom, Inc.
2,225,000	4.25%, 09/01/2023	2,353,846
655,000	4.38%, 03/15/2043	640,726
55,000	3 mo. USD LIBOR + 3.895%, 5.88%, 02/28/2057(2)	56,128
79,000	3 mo. USD LIBOR + 3.899%, 6.25%, 02/28/2057(2)	81,765
550,000	Videotron Ltd. 5.38%, 06/15/2024(1)	588,500

		36,416,056

	Mining - 0.3%
	Anglo American Capital plc
850,000	4.75%, 04/10/2027(1)	900,317
1,945,000	4.88%, 05/14/2025(1)	2,095,826
3,250,000	Glencore Funding LLC 4.88%, 03/12/2029(1)	3,424,613

		6,420,756

	Miscellaneous Manufacturing - 0.0%
930,000	Ingersoll-Rand Global Holding Co., Ltd. 2.90%, 02/21/2021	936,305

	Oil & Gas - 1.5%
150,000	Aker BP ASA 5.88%, 03/31/2025(1)	158,438
65,000	Anadarko Petroleum Corp. 4.50%, 07/15/2044	66,574
3,035,000	Canadian Natural Resources Ltd. 3.85%, 06/01/2027	3,150,973
2,585,000	Cimarex Energy Co. 4.38%, 03/15/2029	2,748,385
585,000	Continental Resources, Inc. 3.80%, 06/01/2024	601,490
1,105,000	EnCana Corp. 3.90%, 11/15/2021	1,131,864
	Hess Corp.
165,000	5.60%, 02/15/2041	177,419
105,000	6.00%, 01/15/2040	115,009
2,397,000	7.13%, 03/15/2033	2,937,938
665,000	7.30%, 08/15/2031	816,353
1,415,000	Kerr-McGee Corp. 6.95%, 07/01/2024	1,658,316
585,000	Marathon Oil Corp. 3.85%, 06/01/2025	606,500
335,000	Marathon Petroleum Corp. 3.80%, 04/01/2028	340,495
3,165,000	Medco Oak Tree Pte Ltd. 7.38%, 05/14/2026(1)	3,174,293
295,000	MEG Energy Corp. 6.50%, 01/15/2025(1)	296,475

The accompanying notes are an integral part of these financial statements.

79

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.4% - (continued)
		Oil & Gas - 1.5% - (continued)
	$150,000	Nabors Industries, Inc. 4.63%, 09/15/2021	$146,250
	1,710,000	Noble Energy, Inc. 5.05%, 11/15/2044	1,818,949
		Petroleos Mexicanos
	240,000	6.50%, 01/23/2029	232,200
	1,650,000	6.63%, 06/15/2035	1,524,187
	2,090,000	Pioneer Natural Resources Co. 7.50%, 01/15/2020	2,143,293
		QEP Resources, Inc.
	385,000	5.25%, 05/01/2023	370,562
	10,000	5.38%, 10/01/2022	9,725
	2,144,000	Saudi Arabian Oil Co. 2.88%, 04/16/2024(1)	2,157,887
		SM Energy Co.
	255,000	6.13%, 11/15/2022	253,087
	70,000	6.75%, 09/15/2026	65,625
	295,000	Sunoco L.P. / Sunoco Finance Corp. 5.50%, 02/15/2026	307,169
	2,320,000	Tullow Oil plc 7.00%, 03/01/2025(1)	2,357,700
		Valero Energy Corp.
	535,000	4.00%, 04/01/2029	560,124
	1,290,000	4.35%, 06/01/2028	1,375,943
		WPX Energy, Inc.
	190,000	5.25%, 09/15/2024	194,988
	72,000	6.00%, 01/15/2022	75,060
ARS	93,580,252	YPF S.A. 16.50%, 05/09/2022(1)	1,343,806

			32,917,077

		Packaging & Containers - 0.2%
	$695,000	Owens-Brockway Glass Container, Inc. 5.88%, 08/15/2023(1)	749,592
	295,000	Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.13%, 07/15/2023(1)	300,531
	2,415,000	WRKCo, Inc. 4.65%, 03/15/2026	2,626,865

			3,676,988

		Pharmaceuticals - 1.2%
	1,115,000	Allergan Finance LLC 4.63%, 10/01/2042	1,112,019
	1,135,000	Allergan Funding SCS 3.45%, 03/15/2022	1,158,852
		Bausch Health Cos., Inc.
	315,000	6.50%, 03/15/2022(1)	326,419
	140,000	7.00%, 03/15/2024(1)	148,764
	95,000	Baxalta, Inc. 3.60%, 06/23/2022	97,486
	3,915,000	Bayer U.S. Finance LLC 4.25%, 12/15/2025(1)	4,142,375
	1,395,000	Bristol-Myers Squibb Co. 3.40%, 07/26/2029(1)	1,460,483
		CVS Health Corp.
	3,360,000	4.10%, 03/25/2025	3,543,759
	1,640,000	5.05%, 03/25/2048	1,746,796
	1,690,000	5.13%, 07/20/2045	1,802,241
	2,750,000	GlaxoSmithKline Capital, Inc. 3.63%, 05/15/2025	2,923,053
	565,000	Mylan N.V. 5.25%, 06/15/2046	527,009
		Mylan, Inc.
	1,080,000	4.55%, 04/15/2028(6)	1,059,144
	590,000	5.20%, 04/15/2048	544,809
	1,525,000	Shire Acquisitions Investments Ireland DAC 2.40%, 09/23/2021	1,523,127
		Teva Pharmaceutical Finance Netherlands B.V.
	2,865,000	2.80%, 07/21/2023	2,478,225
	100,000	3.15%, 10/01/2026	77,500

			24,672,061

		Pipelines - 1.3%
		Andeavor Logistics L.P. / Tesoro Logistics Finance Corp.
	1,545,000	4.25%, 12/01/2027	1,632,002
	211,000	6.25%, 10/15/2022	216,275
	280,000	Cheniere Corpus Christi Holdings LLC 5.88%, 03/31/2025	311,850

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Pipelines - 1.3% - (continued)
$215,000	DCP Midstream Operating L.P. 5.60%, 04/01/2044	$202,100
	Energy Transfer Operating L.P.
360,000	4.20%, 09/15/2023	377,424
650,000	4.50%, 04/15/2024	691,679
3,060,000	5.25%, 04/15/2029	3,419,076
555,000	5.50%, 06/01/2027	620,394
380,000	6.25%, 04/15/2049	450,242
1,525,000	Enterprise Products Operating LLC 3.13%, 07/31/2029(9)	1,528,293
	EQM Midstream Partners L.P.
1,031,000	4.13%, 12/01/2026	997,324
220,000	4.75%, 07/15/2023	228,769
1,250,000	5.50%, 07/15/2028	1,315,794
	MPLX L.P.
775,000	4.13%, 03/01/2027	811,237
1,095,000	4.70%, 04/15/2048	1,121,325
325,000	5.20%, 03/01/2047	349,328
245,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	257,916
	Sunoco Logistics Partners Operations L.P.
960,000	4.00%, 10/01/2027	989,046
175,000	5.30%, 04/01/2044	180,040
180,000	5.35%, 05/15/2045	187,194
	Texas Eastern Transmission L.P.
2,080,000	2.80%, 10/15/2022(1)	2,077,263
165,000	3.50%, 01/15/2028(1)	167,673
	TransCanada PipeLines Ltd.
1,810,000	4.63%, 03/01/2034	2,009,306
610,000	4.75%, 05/15/2038	668,730
155,000	6.10%, 06/01/2040	191,734
475,000	Transcontinental Gas Pipe Line Co. LLC 4.00%, 03/15/2028	495,768
1,740,000	Valero Energy Partners L.P. 4.50%, 03/15/2028	1,845,288
	Western Midstream Operating L.P.
2,155,000	4.50%, 03/01/2028	2,151,576
1,165,000	4.75%, 08/15/2028	1,178,419
110,000	5.50%, 08/15/2048	104,394
570,000	Williams Cos., Inc. 4.30%, 03/04/2024	604,644

		27,382,103

	Real Estate Investment Trusts - 0.1%
1,310,000	American Tower Corp. 3.80%, 08/15/2029	1,350,350
570,000	Equinix, Inc. 5.88%, 01/15/2026	603,487
735,000	HCP, Inc. 3.25%, 07/15/2026(9)	740,747

		2,694,584

	Retail - 0.4%
150,000	1011778 BC ULC / New Red Finance, Inc. 4.25%, 05/15/2024(1)	151,687
	Lowe’s Cos., Inc.
3,075,000	3.38%, 09/15/2025	3,195,372
270,000	3.70%, 04/15/2046	254,245
1,035,000	McDonald’s Corp. 3.35%, 04/01/2023	1,074,245
315,000	Suburban Propane Partners L.P. / Suburban Energy Finance Corp. 5.88%, 03/01/2027	315,787
445,000	United Rentals North America, Inc. 4.88%, 01/15/2028	453,900
2,460,000	Walmart, Inc. 3.40%, 06/26/2023	2,585,528
230,000	William Carter Co. 5.63%, 03/15/2027(1)	240,925

		8,271,689

	Semiconductors - 1.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.
745,000	3.13%, 01/15/2025	728,094
4,090,000	3.63%, 01/15/2024	4,128,734

The accompanying notes are an integral part of these financial statements.

80

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 29.4% - (continued)
	Semiconductors - 1.4% - (continued)
$5,635,000	3.88%, 01/15/2027	$5,521,744
3,800,000	Broadcom, Inc. 4.75%, 04/15/2029(1)	3,901,773
272,000	Entegris, Inc. 4.63%, 02/10/2026(1)	274,040
870,000	Intel Corp. 4.10%, 05/19/2046	951,695
1,590,000	Microchip Technology, Inc. 4.33%, 06/01/2023	1,657,975
5,070,000	Micron Technology, Inc. 4.98%, 02/06/2026	5,328,397
5,220,000	NXP B.V. / NXP Funding LLC 4.88%, 03/01/2024(1)	5,594,378
270,000	Qorvo, Inc. 5.50%, 07/15/2026	285,741
355,000	Sensata Technologies B.V. 5.00%, 10/01/2025(1)	370,087
310,000	Sensata Technologies UK Financing Co. plc 6.25%, 02/15/2026(1)	329,375

		29,072,033

	Software - 0.4%
	CDK Global, Inc.
150,000	4.88%, 06/01/2027	155,136
30,000	5.88%, 06/15/2026	31,725
810,000	Fidelity National Information Services, Inc. 4.25%, 05/15/2028	883,179
1,710,000	Fiserv, Inc. 3.20%, 07/01/2026	1,745,363
200,000	IQVIA, Inc. 5.00%, 05/15/2027(1)	206,500
	Microsoft Corp.
180,000	3.30%, 02/06/2027	191,264
1,160,000	3.70%, 08/08/2046	1,253,771
955,000	3.95%, 08/08/2056	1,062,710
465,000	MSCI, Inc. 5.75%, 08/15/2025(1)	488,250
260,000	Open Text Corp. 5.88%, 06/01/2026(1)	275,028
795,000	Oracle Corp. 4.00%, 11/15/2047	854,339
246,000	Western Digital Corp. 4.75%, 02/15/2026	241,338
1,336,847	WEX, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 05/15/2026	1,323,719

		8,712,322

	Telecommunications - 2.2%
	AT&T, Inc.
165,000	2.95%, 07/15/2026	163,847
2,725,000	3.80%, 02/15/2027	2,835,838
165,000	3.88%, 01/15/2026	172,528
620,000	4.10%, 02/15/2028	656,001
120,000	4.13%, 02/17/2026	127,649
715,000	4.25%, 03/01/2027	766,326
4,444,000	4.30%, 02/15/2030	4,756,485
2,435,000	4.35%, 03/01/2029	2,622,692
7,400,000	GTP Acquisition Partners LLC 3.48%, 06/15/2050(1)	7,635,418
	Nokia Oyj
5,000	4.38%, 06/12/2027	5,131
575,000	6.63%, 05/15/2039	630,884
425,000	Sprint Corp. 7.13%, 06/15/2024	450,628
5,000,000	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.15%, 09/20/2029(1)	5,150,000
	Telecom Italia Capital S.A.
265,000	6.00%, 09/30/2034	270,300
160,000	7.72%, 06/04/2038	180,400
2,310,000	Telefonica Celular del Paraguay SA 5.88%, 04/15/2027(1)	2,408,175
	Telefonica Emisiones S.A.
555,000	4.67%, 03/06/2038	576,825
925,000	4.90%, 03/06/2048	976,858
825,000	5.21%, 03/08/2047	909,538
1,950,000	5.52%, 03/01/2049	2,258,794
	Verizon Communications, Inc.
915,000	3.88%, 02/08/2029	981,450
2,603,000	4.27%, 01/15/2036	2,819,316

Shares or Principal Amount			Market Value†
CORPORATE BONDS - 29.4% - (continued)
		Telecommunications - 2.2% - (continued)
	$3,185,000	4.40%, 11/01/2034	$3,530,958
	1,735,000	4.50%, 08/10/2033	1,954,593
	100,000	4.81%, 03/15/2039	114,963
	230,000	5.25%, 03/16/2037	275,110
	3,600,000	Vodafone Group plc 4.38%, 05/30/2028	3,891,558

			47,122,265

		Transportation - 0.4%
	2,080,000	CSX Corp. 3.25%, 06/01/2027	2,147,560
	2,225,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.45%, 07/01/2024(1)	2,292,800
	2,975,000	Union Pacific Corp. 4.38%, 09/10/2038	3,295,873

			7,736,233

		Trucking & Leasing - 0.1%
	1,480,000	Avolon Holdings Funding Ltd. 4.38%, 05/01/2026(1)	1,523,216

		Total Corporate Bonds (cost $603,189,527)	$628,597,212

FOREIGN GOVERNMENT OBLIGATIONS - 1.4%
		Argentina - 0.1%
EUR	1,780,000	Argentine Republic Government International Bond 5.25%, 01/15/2028	$1,466,861

		Dominican Republic - 0.2%
	$4,890,000	Dominican Republic International Bond 6.40%, 06/05/2049(1)	5,116,212

		Egypt - 0.0%
	720,000	Egypt Government International Bond 8.50%, 01/31/2047(8)	762,277

		Ghana - 0.1%
	1,140,000	Ghana Government International Bond 8.63%, 06/16/2049(1)	1,149,405

		Hungary - 0.0%
	710,000	Hungary Government International Bond 6.38%, 03/29/2021	757,854

		Qatar - 0.6%
		Qatar Government International Bond
	7,100,000	4.00%, 03/14/2029(1)	7,650,250
	5,030,000	4.82%, 03/14/2049(1)	5,764,581

			13,414,831

		Romania - 0.3%
		Romanian Government International Bond
EUR	1,222,000	4.63%, 04/03/2049(1)	1,677,746
	1,020,000	4.63%, 04/03/2049(8)	1,400,410
	$1,832,000	6.13%, 01/22/2044(8)	2,322,818

			5,400,974

		Tunisia - 0.1%
EUR	2,365,000	Banque Centrale de Tunisie International Bond 6.75%, 10/31/2023(1)	2,754,515

		Total Foreign Government Obligations (cost $29,291,012)	$30,822,929

MUNICIPAL BONDS - 0.9%
		Education - 0.1%
		Chicago, IL, Board of Education
	$740,000	6.14%, 12/01/2039	$791,334
	1,750,000	6.32%, 11/01/2029	1,898,400

			2,689,734

		General Obligation - 0.7%
	1,470,000	California State, GO Taxable 7.55%, 04/01/2039	2,327,186

The accompanying notes are an integral part of these financial statements.

81

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
MUNICIPAL BONDS - 0.9% - (continued)
		General Obligation - 0.7% - (continued)
		City of Chicago, IL, GO
	$1,015,000	7.05%, 01/01/2029	$1,125,645
	3,945,000	7.38%, 01/01/2033	4,689,224
		State of Illinois, GO
	3,320,727	4.95%, 06/01/2023(6)	3,475,673
	280,000	5.00%, 01/01/2023	292,538
	610,000	5.56%, 02/01/2021	633,089
	980,000	5.95%, 04/01/2022	1,053,618

			13,596,973

		Utility - Electric - 0.1%
	1,577,000	Municipal Electric Auth, GA 6.64%, 04/01/2057	1,894,655

		Total Municipal Bonds (cost $17,094,279)	$18,181,362

SENIOR FLOATING RATE INTERESTS - 2.4%(10)
		Advertising - 0.0%
	449,226	Acosta Holdco, Inc. 1 mo. USD LIBOR + 3.250%, 5.65%, 09/26/2021	$161,582

		Aerospace/Defense - 0.1%
	339,890	Circor International, Inc. 1 mo. USD LIBOR + 3.500%, 5.91%, 12/11/2024	339,323
	570,836	TransDigm, Inc. 1 mo. USD LIBOR + 2.500%, 4.83%, 06/09/2023	559,956

			899,279

		Agriculture - 0.0%
	743,966	Pinnacle Operating Corp. 1 mo. USD LIBOR + 5.500%, 4.83%, 11/15/2021	550,535

		Asset-Backed - Finance & Insurance - 0.0%
	180,000	Blackstone CQP Holdco L.P. 0.00%, 09/30/2024(11)	180,180

		Auto Manufacturers - 0.0%
	153,063	Navistar International Corp. 1 mo. USD LIBOR + 3.500%, 5.91%, 11/06/2024	152,536

		Auto Parts & Equipment - 0.1%
	235,000	Adient U.S. LLC 3 mo. USD LIBOR + 4.250%, 6.87%, 05/06/2024	228,685
	213,246	Altra Industrial Motion Corp. 1 mo. USD LIBOR + 2.000%, 4.40%, 10/01/2025	209,116
		Panther BF Aggregator 2 L.P.
EUR	710,000	1 mo. USD LIBOR + 3.750%, 3.75%, 04/30/2026	807,777
	$475,000	1 mo. USD LIBOR + 3.500%, 5.90%, 04/30/2026	471,143

			1,716,721

		Biotechnology - 0.0%
	612,101	Sotera Health Holdings LLC 1 mo. USD LIBOR + 3.000%, 5.40%, 05/15/2022	602,920

		Chemicals - 0.1%
	90,110	Cabot Microelectronics Corp. 1 mo. ICE LIBOR + 2.250%, 4.69%, 11/14/2025	89,942
EUR	189,314	CTC AcquiCo GmbH 3 mo. EURIBOR + 2.750%, 2.50%, 03/07/2025	211,156
	$120,000	Hexion, Inc. 0.00%, 06/25/2026(11)	119,850
	124,063	LTI Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.90%, 09/06/2025	117,162
		Starfruit Finco B.V.
EUR	100,000	3 mo. EURIBOR + 3.750%, 3.75%, 10/01/2025	114,035
	$99,750	1 mo. USD LIBOR + 3.250%, 5.67%, 10/01/2025	98,046

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
		Chemicals - 0.1% - (continued)
	$350,013	Univar, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 07/01/2024	$348,809

			1,099,000

		Coal - 0.0%
	686,686	Foresight Energy LLC 3 mo. USD LIBOR + 5.750%, 8.27%, 03/28/2022	557,363

		Commercial Services - 0.2%
		Allied Universal Holdco LLC
	189,565	2 mo. USD LIBOR + 4.250%, 0.00%, 06/26/2026(11)	188,617
	18,768	0.00%, 06/26/2026(11)(12)	18,675
	129,350	2 mo. USD LIBOR + 4.250%, 6.65%, 07/28/2022	129,148
	277,900	APX Group, Inc. 2 mo. USD LIBOR + 5.000%, 7.33%, 04/01/2024	264,700
	122,813	Ascend Learning LLC 1 mo. USD LIBOR + 3.000%, 5.40%, 07/12/2024	120,855
	377,071	Blackhawk Network Holdings, Inc. 1 mo. USD LIBOR + 3.000%, 5.40%, 06/15/2025	373,850
	160,158	Capital Automotive L.P. 1 mo. USD LIBOR + 6.000%, 8.41%, 03/24/2025	160,259
	90,000	Carbonite, Inc. 2 mo. USD LIBOR + 3.750%, 6.15%, 03/26/2026	90,075
	125,000	Dun & Bradstreet Corp. 1 mo. USD LIBOR + 5.000%, 7.40%, 02/06/2026	124,961
	98,250	Energizer Holdings, Inc. 1 mo. USD LIBOR + 2.250%, 4.75%, 12/17/2025	97,821
	168,938	Quad/Graphics, Inc. 1 mo. USD LIBOR + 5.000%, 7.41%, 01/31/2026	168,093
	605,769	Quikrete Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.15%, 11/15/2023	594,496
EUR	215,000	Techem GmbH 3 mo. EURIBOR + 3.750%, 3.75%, 07/31/2025	245,902
	$1,009,400	Tempo Acquisition LLC 1 mo. USD LIBOR + 3.000%, 5.40%, 05/01/2024	1,004,565
EUR	135,000	Verisure Holding AB 3 mo. EURIBOR + 3.500%, 3.50%, 10/21/2022	153,456
	$129,417	Weight Watchers International, Inc. 3 mo. USD LIBOR + 4.750%, 7.35%, 11/29/2024	126,936
	516,750	Xerox Business Services LLC 1 mo. USD LIBOR + 2.500%, 4.90%, 12/07/2023	504,477

			4,366,886

		Construction Materials - 0.0%
	267,300	NCI Building Systems, Inc. 3 mo. USD LIBOR + 3.750%, 6.35%, 04/12/2025	259,281
	100,000	Tamko Building Products, Inc. 1 mo. USD LIBOR + 3.250%, 5.59%, 04/23/2026	99,625

			358,906

		Diversified Financial Services - 0.1%
		AlixPartners LLP
EUR	100,000	3 mo. USD LIBOR + 3.250%, 3.25%, 04/04/2024	113,639
	$459,425	3 mo. USD LIBOR + 2.750%, 5.15%, 04/04/2024	457,831
	154,225	Aretec Group, Inc. 3 mo. USD LIBOR + 4.250%, 6.65%, 10/01/2025	150,177
		Crown Finance U.S., Inc.
EUR	103,688	1 mo. EURIBOR + 2.375%, 2.38%, 02/28/2025	117,411
	$184,969	1 mo. USD LIBOR + 2.500%, 4.65%, 02/28/2025	181,790
	228,850	Financial & Risk U.S. Holdings, Inc. 1 mo. USD LIBOR + 3.750%, 6.15%, 10/01/2025	221,769

The accompanying notes are an integral part of these financial statements.

82

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
		Diversified Financial Services - 0.1% - (continued)
	$139,650	Minotaur Acquisition, Inc. 1 mo. USD LIBOR + 5.000%, 7.40%, 02/26/2026	$136,973
EUR	185,208	Nets Holding A/S 3 mo. EURIBOR + 3.000%, 3.25%, 02/06/2025	208,758
	$277,875	RP Crown Parent LLC 1 mo. USD LIBOR + 2.750%, 5.15%, 10/12/2023	276,224
	240,000	Victory Capital Holdings, Inc. 0.00%, 07/01/2026(11)	240,101

			2,104,673

		Electric - 0.0%
	321,932	Seadrill Partners Finco LLC 3 mo. USD LIBOR + 6.000%, 8.33%, 02/21/2021	229,376

		Energy - Alternate Sources - 0.0%
	262,350	BCP Renaissance Parent LLC 3 mo. USD LIBOR + 3.500%, 6.08%, 10/31/2024	261,414
	98,500	Medallion Midland Acquisition LLC 1 mo. USD LIBOR + 2.483%, 5.65%, 10/30/2024	95,791

			357,205

		Engineering & Construction - 0.1%
	735,000	Brand Energy & Infrastructure Services, Inc. 3 mo. USD LIBOR + 4.250%, 6.79%, 06/21/2024	709,584
	98,750	Verra Mobility Corp. 1 mo. USD LIBOR + 3.750%, 6.15%, 02/28/2025	98,955

			808,539

		Entertainment - 0.0%
	428,489	Scientific Games International, Inc. 2 mo. USD LIBOR + 2.750%, 5.22%, 08/14/2024	421,646
	119,100	Wyndham Hotels & Resorts, Inc. 1 mo. USD LIBOR + 1.750%, 4.15%, 05/30/2025	118,672

			540,318

		Food - 0.1%
	493,417	Hostess Brands LLC 1 mo. USD LIBOR + 2.250%, 4.75%, 08/03/2022	489,819
	470,230	Post Holdings, Inc. 1 mo. USD LIBOR + 2.000%, 4.40%, 05/24/2024	467,615

			957,434

		Food Service - 0.0%
	99,500	8th Avenue Food & Provisions, Inc. 3 mo. USD LIBOR + 3.750%, 6.17%, 10/01/2025	99,406
	111,920	Aramark Services, Inc. 3 mo. USD LIBOR + 1.750%, 4.08%, 03/11/2025	111,444

			210,850

		Gas - 0.0%
	104,738	Messer Industries GmbH 1 mo. USD LIBOR + 2.500%, 4.83%, 03/01/2026	103,232

		Healthcare - Products - 0.0%
	348,788	Kinetic Concepts, Inc. 3 mo. USD LIBOR + 3.250%, 5.58%, 02/02/2024	348,714
	217,125	Lifescan Global Corp. 3 mo. USD LIBOR + 6.000%, 8.66%, 10/01/2024	206,812
	219,507	Parexel International Corp. 1 mo. USD LIBOR + 2.750%, 5.15%, 09/27/2024	209,983

			765,509

		Healthcare - Services - 0.1%
	357,187	CDRH Parent, Inc. 3 mo. USD LIBOR + 4.250%, 6.73%, 07/01/2021	286,346
	130,872	DentalCorp Perfect Smile ULC 1 mo. USD LIBOR + 3.750%, 6.15%, 06/06/2025	129,236

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
		Healthcare - Services - 0.1% - (continued)
	$273,625	Envision Healthcare Corp. 1 mo. USD LIBOR + 3.750%, 6.15%, 10/10/2025	$241,132
	308,464	Global Medical Response, Inc. 1 mo. USD LIBOR + 3.250%, 5.64%, 04/28/2022	290,011
EUR	217,800	IQVIA, Inc. 3 mo. EURIBOR + 2.000%, 2.50%, 06/11/2025	247,527
	$679,559	Jaguar Holding Co. 3 mo. USD LIBOR + 2.500%, 4.90%, 08/18/2022	675,237
	455,175	MPH Acquisition Holdings LLC 3 mo. USD LIBOR + 2.750%, 5.08%, 06/07/2023	434,529
	131,488	One Call Corp. 1 mo. USD LIBOR + 5.250%, 7.64%, 11/25/2022	106,285
	247,395	Syneos Health, Inc. 1 mo. USD LIBOR + 2.000%, 4.40%, 08/01/2024	246,468

			2,656,771

		Household Products - 0.0%
	290,575	Diamond (BC) B.V. 2 mo. USD LIBOR + 3.000%, 5.58%, 09/06/2024	254,980
	291,750	Revlon Consumer Products Corp. 1 mo. USD LIBOR + 3.500%, 6.02%, 09/07/2023	243,004

			497,984

		Insurance - 0.1%
		Asurion LLC
	812,478	1 mo. USD LIBOR + 3.000%, 5.40%, 08/04/2022	810,155
	375,000	1 mo. USD LIBOR + 6.500%, 8.90%, 08/04/2025	379,924
	222,750	Hub International Ltd. 2 mo. USD LIBOR + 3.000%, 5.59%, 04/25/2025	217,003
	283,575	Sedgwick Claims Management Services, Inc. 1 mo. USD LIBOR + 3.250%, 5.65%, 12/31/2025	279,270

			1,686,352

		Leisure Time - 0.1%
	438,484	Caesars Resort Collection LLC 1 mo. USD LIBOR + 2.750%, 5.15%, 12/22/2024	430,718
	795,546	Delta (LUX) S.a.r.l. 1 mo. USD LIBOR + 2.500%, 4.90%, 02/01/2024	776,055
	733,400	Golden Entertainment, Inc. 1 mo. USD LIBOR + 3.000%, 5.41%, 10/21/2024	729,733
	144,275	Penn National Gaming, Inc. 3 mo. USD LIBOR + 2.250%, 4.65%, 10/15/2025	143,621

			2,080,127

		Lodging - 0.1%
	238,433	Boyd Gaming Corp. 1 week USD LIBOR + 2.250%, 4.62%, 09/15/2023	236,916
	655,025	Caesars Entertainment Operating Co. 1 mo. USD LIBOR + 2.000%, 4.40%, 10/06/2024	649,091

			886,007

		Machinery - Construction & Mining - 0.0%
	268,650	Brookfield WEC Holdings, Inc. 1 mo. USD LIBOR + 3.500%, 5.90%, 08/01/2025	267,978
	86,845	Pike Corp. 1 mo. USD LIBOR + 3.500%, 5.91%, 03/23/2025	86,892

			354,870

		Machinery - Diversified - 0.0%
	263,447	Gates Global LLC 3 mo. USD LIBOR + 2.750%, 5.15%, 04/01/2024	261,590

		Media - 0.3%
	192,075	Altice Financing S.A. 3 mo. USD LIBOR + 2.750%, 5.14%, 01/31/2026	181,872

The accompanying notes are an integral part of these financial statements.

83

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount			Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
		Media - 0.3% - (continued)
	$694,105	Altice France S.A. 3 mo. USD LIBOR + 3.688%, 6.08%, 01/31/2026	$671,546
	1,528,311	Charter Communications Operating LLC 1 mo. USD LIBOR + 2.000%, 4.33%, 04/30/2025	1,526,019
	217,800	CSC Holdings LLC 1 mo. USD LIBOR + 2.500%, 4.89%, 01/25/2026	214,688
	189,050	Gray Television, Inc. 1 mo. ICE LIBOR + 2.500%, 4.93%, 01/02/2026	188,766
	223,771	Houghton Mifflin Harcourt Publishing Co. 1 mo. USD LIBOR + 3.000%, 5.40%, 05/31/2021	210,681
	266,806	MTN Infrastructure TopCo, Inc. 1 mo. USD LIBOR + 3.000%, 5.40%, 11/15/2024	264,805
	290,000	Nexstar Broadcasting, Inc. 0.00%, 06/19/2026(11)	288,913
	489,555	PSAV Holdings LLC 3 mo. USD LIBOR + 3.250%, 5.67%, 03/01/2025	475,020
	119,812	Shutterfly, Inc. 1 mo. USD LIBOR + 2.500%, 4.91%, 08/17/2024	119,722
	220,000	Telenet Financing USD LLC 1 mo. USD LIBOR + 2.250%, 4.64%, 08/15/2026	217,485
	440,000	Unitymedia Finance LLC 1 mo. USD LIBOR + 2.250%, 4.64%, 09/30/2025	438,535
	437,278	UPC Financing Partnership 1 mo. USD LIBOR + 2.500%, 4.89%, 01/15/2026	436,644
	90,868	Web.com Group, Inc. 3 mo. USD LIBOR + 3.750%, 6.16%, 10/10/2025	89,505

			5,324,201

		Metal Fabricate/Hardware - 0.0%
	270,571	Rexnord LLC 1 mo. USD LIBOR + 2.000%, 4.40%, 08/21/2024	270,165

		Miscellaneous Manufacturing - 0.0%
	140,967	H.B. Fuller Co. 1 mo. USD LIBOR + 2.000%, 4.38%, 10/20/2024	138,405
	525,638	USI, Inc. 3 mo. USD LIBOR + 3.000%, 5.33%, 05/16/2024	511,839

			650,244

		Oil & Gas - 0.1%
	90,000	Ascent Resources - Marcellus LLC 1 mo. USD LIBOR + 6.500%, 8.91%, 03/30/2023	88,200
	115,000	BCP Raptor II LLC 1 mo. USD LIBOR + 4.750%, 7.15%, 11/03/2025	109,155
	155,559	BCP Raptor LLC 2 mo. USD LIBOR + 4.250%, 6.65%, 06/24/2024	147,393
	455,000	California Resources Corp. 1 mo. USD LIBOR + 10.375%, 12.78%, 12/31/2021	460,915
	764,040	Fieldwood Energy LLC 1 mo. USD LIBOR + 5.250%, 7.65%, 04/11/2022	706,019
	213,388	NorthRiver Midstream Finance L.P. 1 mo. USD LIBOR + 3.250%, 5.85%, 10/01/2025	212,973
	666,115	PES Holdings LLC 1 mo. USD LIBOR + 0.500%, 4.91%, 12/31/2022	313,074
	119,100	Traverse Midstream Partners LLC 3 mo. USD LIBOR + 4.000%, 6.59%, 09/27/2024	117,568

			2,155,297

		Oil & Gas Services - 0.0%
	150,000	Lower Cadence Holdings LLC 1 mo. USD LIBOR + 4.000%, 6.40%, 05/22/2026	149,062

		Packaging & Containers - 0.1%
		Berry Global, Inc.
	400,000	3 mo. USD LIBOR + 1.750%, 0.00%, 05/15/2026(11)	397,044
EUR	135,000	0.00%, 05/15/2026(11)	153,759
	$663,743	3 mo. USD LIBOR + 1.750%, 4.16%, 02/08/2020	662,794

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
	Packaging & Containers - 0.1% - (continued)
$61,713	Crown Americas LLC 1 Week USD LIBOR + 2.000%, 4.40%, 04/03/2025	$61,975
398,308	Flex Acquisition Co., Inc. 3 mo. USD LIBOR + 3.000%, 5.44%, 12/29/2023	377,895
199,875	Proampac PG Borrower LLC 1 mo. USD LIBOR + 3.500%, 5.99%, 11/18/2023	191,506
540,916	Reynolds Group Holdings, Inc. 1 mo. USD LIBOR + 2.750%, 5.15%, 02/05/2023	536,426

		2,381,399

	Pharmaceuticals - 0.1%
114,713	Catalent Pharma Solutions, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 05/18/2026	114,617
803,600	Endo Luxembourg Finance Co. S.a r.l. 1 mo. USD LIBOR + 4.250%, 6.69%, 04/29/2024	752,708
470,020	Valeant Pharmaceuticals International, Inc. 1 mo. USD LIBOR + 3.000%, 5.41%, 06/02/2025	469,729

		1,337,054

	Real Estate - 0.0%
286,364	VICI Properties LLC 1 mo. USD LIBOR + 2.000%, 4.40%, 12/20/2024	282,784

	Retail - 0.2%
301,527	Albertsons LLC 3 mo. USD LIBOR + 3.000%, 5.31%, 12/21/2022	301,452
976,962	American Builders & Contractors Supply Co., Inc. 1 mo. USD LIBOR + 2.000%, 4.40%, 10/31/2023	961,898
658,275	Bass Pro Group LLC 1 mo. USD LIBOR + 5.000%, 7.40%, 09/25/2024	627,691
390,380	Coty, Inc. 1 mo. USD LIBOR + 2.250%, 4.67%, 04/07/2025	380,621
491,406	Harbor Freight Tools USA, Inc. 1 mo. USD LIBOR + 2.500%, 4.90%, 08/18/2023	477,814
316,051	Neiman Marcus Group Ltd. LLC 3 mo. USD LIBOR + 6.000%, 8.42%, 10/25/2023	269,961
133,650	Rodan & Fields LLC 1 mo. USD LIBOR + 4.000%, 6.39%, 06/16/2025	119,840
386,113	Staples, Inc. 3 mo. USD LIBOR + 5.000%, 7.60%, 04/16/2026	370,124
498,262	U.S. Foods, Inc. 1 mo. USD LIBOR + 2.000%, 4.40%, 06/27/2023	494,470

		4,003,871

	Semiconductors - 0.0%
120,727	Microchip Technology, Inc. 1 mo. USD LIBOR + 2.000%, 4.41%, 05/29/2025	119,935

	Software - 0.3%
513,451	Almonde, Inc. 3 mo. USD LIBOR + 3.500%, 5.90%, 06/13/2024	499,618
718,125	Change Healthcare Holdings LLC 1 mo. USD LIBOR + 2.750%, 5.15%, 03/01/2024	712,114
343,204	Epicor Software Corp. 1 mo. USD LIBOR + 3.250%, 5.66%, 06/01/2022	340,691
1,604,646	First Data Corp. 1 mo. USD LIBOR + 2.000%, 4.40%, 04/26/2024	1,602,656
808,579	Hyland Software, Inc. 1 mo. USD LIBOR + 3.500%, 5.65%, 07/01/2024	802,515
723,423	Infor U.S., Inc. 1 mo. USD LIBOR + 2.750%, 5.08%, 02/01/2022	721,101
139,300	Quest Software U.S. Holdings, Inc. 3 mo. USD LIBOR + 4.250%, 6.83%, 05/16/2025	136,862
63,193	SS&C Technologies Holdings Europe S.a.r.l. 1 mo. USD LIBOR + 2.250%, 4.65%, 04/16/2025	62,909

The accompanying notes are an integral part of these financial statements.

84

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SENIOR FLOATING RATE INTERESTS - 2.4%(10) - (continued)
	Software - 0.3% - (continued)
$419,640	SS&C Technologies, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 04/16/2025	$417,906
140,000	Ultimate Software Group, Inc. 1 mo. USD LIBOR + 3.750%, 6.08%, 05/04/2026	140,175

		5,436,547

	Telecommunications - 0.1%
198,990	CenturyLink, Inc. 1 mo. USD LIBOR + 2.750%, 5.15%, 01/31/2025	194,127
300,000	Level 3 Financing, Inc. 1 mo. USD LIBOR + 2.250%, 4.65%, 02/22/2024	297,450
	Sprint Communications, Inc.
997,050	1 mo. USD LIBOR + 2.500%, 4.94%, 02/02/2024	980,848
99,500	1 mo. USD LIBOR + 3.000%, 5.44%, 02/02/2024	98,474
642,416	Univision Communications, Inc. 1 mo. USD LIBOR + 2.750%, 5.15%, 03/15/2024	610,900
158,800	Zacapa LLC 1 mo. USD LIBOR + 5.000%, 7.33%, 07/02/2025	159,462
361,056	Zayo Group LLC 1 mo. USD LIBOR + 2.250%, 4.65%, 01/19/2024	360,644

		2,701,905

	Transportation - 0.0%
240,063	Savage Enterprises LLC 1 mo. USD LIBOR + 4.500%, 6.92%, 08/01/2025	240,214

	Total Senior Floating Rate Interests (cost $51,986,718)	$50,199,423

U.S. GOVERNMENT AGENCIES - 45.3%
	Mortgage-Backed Agencies - 45.3%
	FHLMC - 8.6%
$125,904	0.00%, 11/15/2036(13)(14)	$114,563
53,303,154	0.29%, 10/25/2020(3)(5)	100,210
21,032,473	0.74%, 03/25/2027(3)(5)	864,439
2,168,257	1.75%, 10/15/2042	2,120,990
807,660	2.50%, 05/15/2028(5)	58,724
2,429,432	3.00%, 03/15/2028(5)	170,503
2,336,100	3.00%, 08/01/2029	2,395,749
1,110,735	3.00%, 05/15/2032(5)	68,119
837,781	3.00%, 03/15/2033(5)	93,359
6,087,549	3.00%, 04/01/2033	6,213,718
5,757,330	3.00%, 11/01/2036	5,851,040
3,732,075	3.00%, 01/01/2037	3,792,807
4,225,000	3.00%, 08/15/2043	4,279,350
1,248,460	3.00%, 05/15/2046	1,273,854
8,948,371	3.00%, 11/01/2046	9,102,603
1,656,175	3.00%, 12/01/2046	1,689,570
20,977,000	3.00%, 07/01/2049(15)	21,168,333
1,173,638	3.25%, 11/15/2041	1,208,785
3,575,000	3.30%, 04/25/2029	3,816,869
1,213,748	3.50%, 06/15/2026(5)	61,797
438,820	3.50%, 09/15/2026(5)	36,787
750,070	3.50%, 03/15/2027	56,039
4,802,386	3.50%, 08/01/2034	4,981,582
2,978,139	3.50%, 03/15/2041(5)	309,824
1,410,961	3.50%, 06/01/2046	1,454,849
5,974,344	3.50%, 10/01/2047	6,154,556
59,994,830	3.50%, 03/01/2048	61,750,153
241,558	3.50%, 08/01/2048	247,754
4,000	3.50%, 07/01/2049(15)	4,092
3,572,443	4.00%, 08/01/2025	3,746,997
1,663,274	4.00%, 12/15/2026	120,312
2,821,036	4.00%, 07/15/2027(5)	227,461

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	FHLMC - 8.6% - (continued)
$1,243,752	4.00%, 03/15/2028(5)	$99,041
679,962	4.00%, 06/15/2028(5)	57,736
1,663,438	4.00%, 07/15/2030	155,543
997,616	4.00%, 11/15/2040	1,085,423
3,874,216	4.00%, 05/01/2042	4,088,021
1,134,203	4.00%, 08/01/2042	1,196,949
1,635,531	4.00%, 09/01/2042	1,726,018
430,310	4.00%, 07/01/2044	451,291
295,727	4.00%, 06/01/2045	309,509
1,649,759	4.00%, 02/01/2046	1,726,636
664,177	4.00%, 09/01/2048	689,629
776,011	4.50%, 09/01/2044	825,932
2,376,082	4.75%, 07/15/2039	2,623,370
87,929	5.00%, 03/01/2028	92,986
361,471	5.00%, 03/01/2031	382,525
576,377	5.00%, 05/01/2031	611,541
726,275	5.00%, 09/01/2031	768,039
696,557	5.00%, 11/01/2031	736,613
210,274	5.00%, 07/01/2032	222,387
1,112,431	5.00%, 09/15/2033(5)	187,599
16,859	5.00%, 12/01/2034	17,830
17,216	5.00%, 11/01/2035	18,828
35,049	5.00%, 03/01/2039	38,033
371,502	5.00%, 08/01/2039	403,935
15,404	5.00%, 09/01/2039	16,744
15,033	5.00%, 12/01/2039	16,342
15,170	5.00%, 04/01/2041	16,371
37,862	5.00%, 04/01/2044	41,129
23,135	5.00%, 05/01/2044	24,887
6,250,000	5.00%, 07/01/2049(15)	6,611,206
43,382	5.50%, 03/01/2028	46,261
88,368	5.50%, 04/01/2033	97,350
903,884	5.50%, 05/01/2034	1,004,680
1,267	5.50%, 11/01/2035	1,406
18,328	5.50%, 05/01/2037	20,332
46,922	5.50%, 11/01/2037	52,141
84,460	5.50%, 02/01/2038	92,290
35,125	5.50%, 04/01/2038	38,311
43,311	5.50%, 06/01/2038	47,126
4,791,531	5.50%, 08/01/2038	5,323,827
481,510	5.50%, 09/01/2038	523,008
9,633	5.50%, 12/01/2039	10,484
124,121	5.50%, 02/01/2040	135,077
411,431	5.50%, 05/01/2040	449,679
409,975	5.50%, 08/01/2040	446,157
1,783,964	5.50%, 06/01/2041	1,953,949
1,412	6.00%, 07/01/2029	1,547
218,702	6.00%, 10/01/2032	248,141
191,060	6.00%, 11/01/2032	210,450
268,887	6.00%, 12/01/2032	305,070
19,272	6.00%, 11/01/2033	21,867
33,349	6.00%, 01/01/2034	37,823
20,593	6.00%, 02/01/2034	23,366
230,284	6.00%, 08/01/2034	261,304
242,641	6.00%, 09/01/2034	275,270
228,374	6.00%, 01/01/2035	251,948
1,690,758	6.00%, 11/01/2037	1,918,431
103	6.50%, 07/01/2031	114
257	6.50%, 08/01/2032	285
838,287	6.50%, 07/15/2036	945,076
160,662	6.50%, 12/01/2037	180,668
103	7.50%, 09/01/2029	110
734	7.50%, 11/01/2031	802

		183,702,231

The accompanying notes are an integral part of these financial statements.

85

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	FNMA - 26.9%
$135,745	0.00%, 03/25/2036(14)	$116,138
1,126,092	0.00%, 06/25/2036(13)(14)	996,262
3,413,248	1.64%, 05/25/2046(3)(5)	178,921
2,369,353	1.75%, 12/25/2042	2,347,257
3,281,166	1.77%, 04/25/2055(3)(5)	191,471
2,445,154	1.80%, 06/25/2055(3)(5)	133,190
3,191,650	1.88%, 08/25/2044(3)(5)	180,099
1,842,216	2.00%, 09/25/2039	1,778,599
1,195,636	2.00%, 08/25/2043	1,162,769
830,618	2.50%, 06/25/2028(5)	57,713
28,675,000	2.50%, 07/01/2034(15)	28,876,061
218,899	2.50%, 01/01/2043	217,646
4,608,556	2.50%, 02/01/2043	4,594,534
1,844,364	2.50%, 03/01/2043	1,838,752
3,685,936	2.50%, 05/01/2043	3,674,721
2,584,996	2.50%, 06/01/2043	2,575,398
1,600,812	2.50%, 04/01/2045	1,589,500
1,922,843	3.00%, 02/25/2027(5)	117,340
771,502	3.00%, 09/25/2027	57,124
5,154,895	3.00%, 01/25/2028	365,136
14,927,000	3.00%, 07/01/2034(15)	15,220,435
3,659,172	3.00%, 03/01/2037	3,726,631
1,800,613	3.00%, 05/25/2047	1,837,956
6,490,714	3.00%, 09/25/2047	6,614,801
5,575,169	3.00%, 06/25/2048	5,683,218
4,383,989	3.00%, 10/25/2048	4,457,192
167,315,000	3.00%, 07/01/2049(15)	168,743,059
4,349,000	3.13%, 01/01/2030	4,568,192
476,620	3.24%, 12/01/2026	503,953
1,710,000	3.35%, 05/01/2029	1,819,915
845,078	3.50%, 05/25/2027(5)	73,884
1,304,977	3.50%, 10/25/2027	118,990
1,480,596	3.50%, 05/25/2030(5)	158,864
428,037	3.50%, 08/25/2030(5)	44,298
948,053	3.50%, 02/25/2031(5)	71,186
8,975,000	3.50%, 07/01/2034(15)	9,263,930
882,932	3.50%, 09/25/2035(5)	110,897
1,924,905	3.50%, 10/01/2044	2,004,452
2,216,269	3.50%, 02/01/2045	2,287,096
4,236,600	3.50%, 09/01/2046	4,362,793
2,004,937	3.50%, 10/01/2046	2,064,773
825,252	3.50%, 10/25/2046(5)	163,632
1,419,672	3.50%, 11/01/2046	1,477,276
1,395,308	3.50%, 09/01/2047	1,439,040
5,209,089	3.50%, 11/25/2047	5,458,480
1,044,190	3.50%, 12/01/2047	1,077,577
6,209,568	3.50%, 01/01/2048	6,383,675
1,128,478	3.50%, 02/01/2048	1,165,218
1,497,101	3.50%, 02/25/2048	1,549,619
3,431,443	3.50%, 04/25/2048	3,646,142
41,689,000	3.50%, 07/01/2049(15)	42,622,117
8,915,927	3.50%, 09/01/2057	9,159,664
5,279,241	3.50%, 05/01/2058	5,423,560
5,741,103	3.50%, 12/25/2058	5,979,058
1,385,706	3.66%, 02/01/2029	1,503,242
1,932,285	3.74%, 06/01/2026	2,100,378
666,665	3.89%, 05/01/2030	732,674
286,776	3.96%, 05/01/2034	321,096
1,755,894	4.00%, 06/01/2025	1,840,441
528,259	4.00%, 10/01/2025	549,515
390,303	4.00%, 04/25/2032(5)	46,220
4,037,098	4.00%, 10/01/2040	4,257,650
1,834,163	4.00%, 11/01/2040	1,933,975
1,359,845	4.00%, 12/01/2040	1,434,146
652,495	4.00%, 02/01/2041	688,149

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	FNMA - 26.9% - (continued)
$1,553,864	4.00%, 03/01/2041	$1,638,746
3,857,259	4.00%, 06/01/2041	4,068,522
645,895	4.00%, 03/25/2042(5)	78,624
692,546	4.00%, 08/01/2042	730,402
1,308,975	4.00%, 09/01/2042	1,380,520
357,949	4.00%, 11/25/2042(5)	52,022
288,571	4.00%, 03/01/2045	301,828
1,211,324	4.00%, 07/01/2045	1,280,758
665,365	4.00%, 05/01/2046	695,927
1,573,675	4.00%, 06/01/2046	1,645,960
1,432,749	4.00%, 04/01/2047	1,516,077
10,814,313	4.00%, 07/01/2048	11,199,929
4,273,919	4.00%, 09/01/2048	4,434,690
5,532,882	4.00%, 02/01/2049	5,759,866
72,322,500	4.00%, 07/01/2049(15)	74,747,846
435,720	4.50%, 04/01/2025	446,914
646,927	4.50%, 07/25/2027(5)	55,273
1,030,837	4.50%, 09/01/2035	1,105,409
3,942,233	4.50%, 08/01/2040	4,236,220
3,634,628	4.50%, 10/01/2040	3,903,731
1,597,643	4.50%, 10/01/2041	1,715,836
1,482,596	4.50%, 09/01/2043	1,592,177
41,325,000	4.50%, 07/01/2049(15)	43,182,608
7,197,916	4.50%, 01/01/2051	7,658,370
12,800	5.00%, 01/01/2020	13,097
510,134	5.00%, 06/01/2022	524,374
221,423	5.00%, 06/01/2025	228,124
527,078	5.00%, 04/25/2038	566,867
324,316	5.47%, 05/25/2042(3)(5)	31,507
658	5.50%, 08/01/2019	657
2,943	5.50%, 09/01/2019	2,939
927	5.50%, 10/01/2019	927
1,200	5.50%, 01/01/2020	1,200
60	5.50%, 03/01/2020	60
85,248	5.50%, 05/01/2020	85,606
108,940	5.50%, 06/01/2022	111,699
219,172	5.50%, 06/01/2033	241,594
176,179	5.50%, 08/01/2033	191,238
1,078,187	5.50%, 09/01/2033	1,197,562
1,057,939	5.50%, 12/01/2033	1,174,401
758,398	5.50%, 01/01/2034	842,340
3,777,355	5.50%, 11/01/2035	4,195,867
1,113,249	5.50%, 04/01/2036	1,236,386
883,165	5.50%, 09/01/2036	980,868
77,184	5.50%, 01/01/2037	85,466
617,592	5.50%, 04/25/2037	696,006
2,460,597	5.50%, 06/25/2042(5)	512,128
1,418	6.00%, 03/01/2022	1,425
372,289	6.00%, 12/01/2032	413,901
352,968	6.00%, 01/01/2033	397,947
72,761	6.00%, 02/01/2033	79,646
510,343	6.00%, 03/01/2033	573,907
995,824	6.00%, 02/01/2037	1,127,615
2,461,458	6.00%, 01/25/2042(5)	397,319
1,687,118	6.00%, 09/25/2047(5)	393,183
1,242	6.50%, 05/01/2031	1,390
1,003	6.50%, 09/01/2031	1,140
1,461	6.50%, 07/01/2032	1,699
1,237	7.00%, 07/01/2029	1,429
89	7.00%, 12/01/2030	91
638	7.00%, 02/01/2032	668
192	7.00%, 03/01/2032	223
1,821	7.00%, 09/01/2032	1,929
1,221	7.50%, 10/01/2022	1,294
1,562	7.50%, 06/01/2027	1,780

The accompanying notes are an integral part of these financial statements.

86

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	FNMA - 26.9% - (continued)
$2,062	7.50%, 10/01/2029	$2,099
13,383	7.50%, 03/01/2030	14,953
8,032	7.50%, 04/01/2030	8,515
1,040	7.50%, 06/01/2030	1,195
1,886	7.50%, 07/01/2030	2,148
453	7.50%, 08/01/2030	514
5,367	7.50%, 10/01/2030	5,411
7,374	7.50%, 01/01/2031	7,505
18,709	7.50%, 05/01/2031	20,976
6,697	7.50%, 06/01/2031	6,883
1,570	7.50%, 08/01/2031	1,771
37,438	7.50%, 09/01/2031	38,908
257	7.50%, 05/01/2032	305

		575,594,627

	GNMA - 9.8%
1,963,510	1.75%, 09/20/2043	1,925,872
1,838,222	2.00%, 01/20/2042	1,815,264
1,797,335	2.50%, 12/16/2039	1,823,913
2,675,414	2.50%, 07/20/2041	2,707,401
942,988	3.00%, 09/20/2028(5)	74,403
585,249	3.00%, 02/16/2043(5)	85,991
6,143,720	3.00%, 03/15/2045	6,288,447
358,484	3.00%, 04/15/2045	366,177
4,215,563	3.00%, 07/15/2045	4,306,028
102,644	3.00%, 08/15/2045	104,846
1,477,298	3.00%, 10/20/2047	1,507,968
9,135,000	3.00%, 07/01/2049(15)	9,335,185
391,060	3.50%, 02/16/2027(5)	32,542
979,667	3.50%, 03/20/2027(5)	88,748
910,109	3.50%, 07/20/2040(5)	80,358
1,328,942	3.50%, 02/20/2041	128,170
2,324,352	3.50%, 04/20/2042	213,925
3,493,278	3.50%, 10/20/2042(5)	575,880
387,393	3.50%, 11/15/2042	403,230
11,567	3.50%, 12/15/2042	12,009
255,967	3.50%, 02/15/2043	265,744
13,738	3.50%, 03/15/2043	14,263
1,690,051	3.50%, 04/15/2043	1,754,620
4,540,698	3.50%, 05/15/2043	4,711,032
360,213	3.50%, 05/20/2043(5)	51,386
1,977,633	3.50%, 07/20/2043(5)	265,971
2,285,049	3.50%, 08/20/2047	2,362,738
56,411,000	3.50%, 07/01/2049(15)	58,273,004
19,200,000	3.50%, 08/01/2049(15)	19,810,502
289,265	4.00%, 12/16/2026	25,659
4,001,759	4.00%, 05/20/2029(5)	369,709
4,983,554	4.00%, 07/20/2040	5,277,219
5,814,045	4.00%, 09/20/2040	6,157,442
8,733,971	4.00%, 10/20/2040	9,244,537
1,371,305	4.00%, 12/20/2040	1,465,590
438,945	4.00%, 05/16/2042(5)	62,838
661,672	4.00%, 03/20/2043(5)	135,860
300,098	4.00%, 01/20/2044(5)	60,304
2,845,289	4.00%, 01/16/2046	432,208
2,351,939	4.00%, 03/20/2047(5)	375,972
3,638,763	4.00%, 07/20/2047(5)	600,616
1,146,680	4.00%, 11/20/2047	1,210,737
4,951,945	4.00%, 03/20/2048	5,175,082
5,772,203	4.00%, 04/20/2049	5,986,556
4,266,000	4.00%, 07/01/2049(15)	4,422,309
243,658	4.50%, 11/15/2039	262,476
1,901,655	4.50%, 05/15/2040	2,048,804
5,740,474	4.50%, 05/20/2040	6,123,454
262,603	4.50%, 07/15/2041	278,250
1,114,123	4.50%, 04/20/2045	247,260

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	GNMA - 9.8% - (continued)
$522,508	4.50%, 01/20/2046	$553,413
9,040,000	4.50%, 07/01/2049(15)	9,422,699
2,789,390	5.00%, 02/16/2040(5)	590,655
618,635	5.00%, 05/20/2040	680,558
1,509,693	5.00%, 06/15/2041	1,661,058
1,797,771	5.00%, 10/16/2041(5)	292,227
2,349,242	5.00%, 03/15/2044	2,584,760
662,727	5.00%, 01/16/2047(5)	138,956
5,444,572	5.00%, 02/20/2049	5,714,062
4,400,000	5.00%, 07/01/2049(15)	4,599,805
511,153	5.50%, 03/15/2033	571,946
671,331	5.50%, 04/15/2033	753,770
813,986	5.50%, 05/15/2033	898,918
1,103,029	5.50%, 10/20/2034	1,207,342
2,321,607	5.50%, 03/20/2039(5)	506,920
2,032,533	5.50%, 02/16/2047(5)	430,652
1,221,334	5.50%, 02/20/2047(5)	248,891
1,443	6.00%, 12/15/2023	1,579
1,031	6.00%, 01/15/2029	1,128
1,185	6.00%, 04/15/2029	1,331
44,172	6.00%, 12/15/2031	48,762
912	6.00%, 10/15/2032	1,041
19,707	6.00%, 06/15/2033	21,882
1,536	6.00%, 03/15/2034	1,685
53,882	6.00%, 08/15/2034	61,470
76,482	6.00%, 09/15/2034	84,687
41,637	6.00%, 02/15/2035	47,484
284,284	6.00%, 12/15/2035	315,086
25,282	6.00%, 02/15/2036	27,654
179,317	6.00%, 03/15/2036	204,450
17,287	6.00%, 04/15/2036	18,909
117,696	6.00%, 05/15/2036	134,499
232,861	6.00%, 06/15/2036	263,198
65,060	6.00%, 07/15/2036	71,564
19,282	6.00%, 08/15/2036	21,152
165,429	6.00%, 02/15/2037	188,584
596	6.00%, 05/15/2037	677
351,856	6.00%, 06/15/2037	400,320
263,150	6.00%, 07/15/2037	300,402
70,163	6.00%, 08/15/2037	78,871
92,671	6.00%, 10/15/2037	105,886
57,988	6.00%, 11/15/2037	64,639
87,702	6.00%, 12/15/2037	99,566
164,178	6.00%, 01/15/2038	185,356
13,199	6.00%, 02/15/2038	15,041
25,218	6.00%, 05/15/2038	28,354
8,624	6.00%, 06/15/2038	9,845
32,954	6.00%, 08/15/2038	37,136
95,223	6.00%, 09/15/2038	106,814
109,494	6.00%, 10/15/2038	123,123
244,003	6.00%, 11/15/2038	278,927
74,336	6.00%, 12/15/2038	81,820
1,516	6.00%, 01/15/2039	1,710
35,729	6.00%, 08/15/2039	39,573
67,616	6.00%, 11/15/2039	77,265
13,766	6.00%, 02/15/2040	15,057
813,389	6.00%, 06/15/2040	929,304
155,684	6.00%, 07/15/2040	177,919
1,834,639	6.00%, 09/20/2040(5)	412,669
859,782	6.00%, 06/15/2041	982,328
1,779,546	6.00%, 02/20/2046(5)	374,785
22,177	6.50%, 06/15/2028	24,364
475	6.50%, 07/15/2028	521
1,903	6.50%, 08/15/2028	2,091
15,108	6.50%, 09/15/2028	16,598
953	6.50%, 10/15/2028	1,047

The accompanying notes are an integral part of these financial statements.

87

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 45.3% - (continued)
	Mortgage-Backed Agencies - 45.3% - (continued)
	GNMA - 9.8% - (continued)
$2,919	6.50%, 11/15/2028	$3,206
4,752	6.50%, 12/15/2028	5,220
5,727	6.50%, 01/15/2029	6,291
22,306	6.50%, 02/15/2029	24,506
164,128	6.50%, 03/15/2029	180,314
32,066	6.50%, 04/15/2029	35,227
20,726	6.50%, 05/15/2029	22,770
161,061	6.50%, 06/15/2029	176,942
6,683	6.50%, 07/15/2029	7,342
211	6.50%, 03/15/2031	232
202,987	6.50%, 04/15/2031	223,003
45,499	6.50%, 05/15/2031	51,777
8,016	6.50%, 06/15/2031	9,055
177,271	6.50%, 07/15/2031	195,592
93,779	6.50%, 08/15/2031	103,028
126,984	6.50%, 09/15/2031	139,718
147,158	6.50%, 10/15/2031	161,668
287,463	6.50%, 11/15/2031	316,560
64,576	6.50%, 12/15/2031	70,942
204,431	6.50%, 01/15/2032	226,656
55,717	6.50%, 02/15/2032	64,251
41,519	6.50%, 03/15/2032	45,613
199,483	6.50%, 04/15/2032	224,896
692	6.50%, 05/15/2032	760
35,578	6.50%, 06/15/2032	39,088
5,479	7.00%, 06/20/2030	6,040
624	7.00%, 02/15/2031	688
185	7.00%, 06/15/2031	196
152	7.00%, 08/15/2031	170
597	8.50%, 11/15/2024	598

		209,035,633

		968,332,491

	Total U.S. Government Agencies (cost $957,579,511)	$968,332,491

U.S. GOVERNMENT SECURITIES - 16.0%
	U.S. Treasury Securities - 16.0%
	U.S. Treasury Bonds - 8.0%
$5,119,000	2.50%, 02/15/2046	$5,092,205
13,709,000	2.88%, 11/15/2046(16)(17)	14,671,308
1,095,000	3.00%, 05/15/2045(16)	1,197,442
6,430,000	3.00%, 02/15/2048(16)(18)	7,044,115
15,000,000	3.00%, 08/15/2048	16,450,781
11,865,000	3.13%, 02/15/2043	13,230,402
47,195,000	3.13%, 08/15/2044(16)(18)	52,653,765
8,240,000	3.13%, 05/15/2048	9,246,181
42,820,000	3.38%, 05/15/2044	49,758,178
2,015,000	3.75%, 11/15/2043	2,480,497

		171,824,874

	U.S. Treasury Notes - 8.0%
67,479,923	0.38%, 07/15/2027(17)(19)	68,102,041
16,129,500	0.63%, 01/15/2026(19)	16,516,770
17,222,198	0.88%, 01/15/2029(19)	18,127,415
17,260,000	1.75%, 03/31/2022	17,270,787
47,780,000	2.88%, 05/31/2025(16)	50,592,674

		170,609,687

		342,434,561

	Total U.S. Government Securities (cost $331,284,164)	$342,434,561

COMMON STOCKS - 0.0%
	Energy - 0.0%
64,657	Ascent Resources - Marcellus LLC Class A(20)(21)	$171,341

Shares or Principal Amount		Market Value†
COMMON STOCKS - 0.0% - (continued)
	Energy - 0.0% - (continued)
30,559	Philadelphia Energy Solutions Class A	$7,640
14,557	Templar Energy LLC Class A*	10,918

		189,899

	Total Common Stocks (cost $593,434)	$189,899

PREFERRED STOCKS - 0.1%
	Banks - 0.1%
2,242	U.S. Bancorp Series A, 3.62%(2)(7)	$1,798,084

	Total Preferred Stocks (cost $1,591,820)	$1,798,084

WARRANTS - 0.0%
	Energy - 0.0%
16,740	Ascent Resources - Marcellus LLC Expires 3/30/23*(20)(21)	$502

	Total Warrants (cost $1,339)	$502

ESCROWS - 0.0%(22)
	Energy - Alternate Sources - 0.0%
800,000	TCEH Corp.*(20)(21)	$1

	Total Escrows (cost $—)	$1

	Total Long-Term Investments (cost $2,577,185,970)	$2,627,737,392

SHORT-TERM INVESTMENTS - 2.5%
	Other Investment Pools & Funds - 2.1%
43,587,016	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(23)	$43,587,016

	Securities Lending Collateral - 0.4%
441,832	Citibank NA DDCA, 2.36%, 7/1/2019(23)	441,832
4,010,693	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(23)	4,010,693
558,980	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(23)	558,980
1,699,586	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(23)	1,699,586
1,981,023	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(23)	1,981,023
144,530	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(23)	144,530

		8,836,644

	Total Short-Term Investments (cost $52,423,661)	$52,423,660

Total Investments Excluding Purchased Options (cost $2,629,609,631)	125.5%	$2,680,161,052

Total Purchased Options (cost $6,534,710)	0.2%	$5,523,557

Total Investments (cost $2,636,144,341)	125.7%	$2,685,684,609
Other Assets and Liabilities	(25.7)%	(549,578,084)

Total Net Assets	100.0%	$2,136,106,525

The accompanying notes are an integral part of these financial statements.

88

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

Equity Industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $617,783,754, representing 28.9% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2019.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(5)	Securities disclosed are interest-only strips.

(6)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(7)	Perpetual maturity security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.

(8)

Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $21,086,927, representing 1.0% of net assets.

(9)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of these securities was $2,855,854 at June 30, 2019.
(10)

Senior floating rate interests generally pay interest rates which are periodically adjusted by reference to a base short-term, floating lending rate plus a premium. The base lending rates are primarily the LIBOR, and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit rate or other base lending rates used by commercial lenders. Senior floating rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The rate at which the borrower repays cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. Unless otherwise noted, the interest rate disclosed for these securities represents the rate in effect as of June 30, 2019.

(11)	Represents an unsettled loan commitment. The coupon rate will be determined at time of settlement.

(12)	This security, or a portion of this security, has unfunded loan commitments. As of June 30, 2019, the aggregate value of the unfunded commitment was $18,675, which rounds to 0.0% of total net assets.

(13)	Securities disclosed are principal-only strips.

(14)	Security is a zero-coupon bond.

(15)	Represents or includes a TBA transaction.

(16)	This security, or a portion of this security, has been pledged as collateral in connection with OTC swap contracts.

(17)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(18)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(19)	The principal amount for these securities are adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(20)	Investment valued using significant unobservable inputs.

(21)

These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of these securities was $171,844, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(22)	Share amount represents shares of the issuer previously held that resulted in receipt of the escrow.

(23)	Current yield as of period end.

OTC Swaption Contracts Outstanding at June 30, 2019
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts:
Calls
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48*	CITI	2.91%	Pay	07/18/28	USD	3,200,000	3,200,000	$483,200	$374,080	$109,120
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Pay	08/02/27	USD	5,070,000	5,070,000	740,727	436,020	304,707
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Receive	08/02/27	USD	6,000,000	6,000,000	876,600	616,200	260,400

The accompanying notes are an integral part of these financial statements.

89

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

OTC Swaption Contracts Outstanding at June 30, 2019 – (continued)
Description	Counter- party	Exercise Price/ FX Rate/Rate	Pay/ Receive Floating Rate	Expiration Date	Notional Amount		Number of Contracts	Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Purchased swaption contracts – (continued):
Calls – (continued)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BCLY	2.45%	Receive	08/02/27	USD	7,000,000	7,000,000	$1,022,700	$1,009,321	$13,379

Total Calls							21,270,000	$3,123,227	$2,435,621	$687,606

Puts
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 07/20/48*	CITI	2.91%	Receive	07/18/28	USD	3,200,000	3,200,000	$221,088	$374,080	$(152,992)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BOA	2.45%	Receive	08/02/27	USD	5,070,000	5,070,000	611,442	1,161,030	(549,588)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	JPM	2.45%	Pay	08/02/27	USD	6,000,000	6,000,000	723,600	1,185,600	(462,000)
3 Month USD-LIBOR-BBA-Interest Rate Swap Expiring 08/04/57*	BCLY	2.45%	Pay	08/02/27	USD	7,000,000	7,000,000	844,200	1,378,379	(534,179)

Total Puts							21,270,000	$2,400,330	$4,099,089	$(1,698,759)

Total purchased swaption contracts							42,540,000	$5,523,557	$6,534,710	$(1,011,153)

*	Swaptions with forward premiums.

Exchange-Traded Options Contracts Outstanding at June 30, 2019
Description	Exercise Price/ FX Rate/Rate	Expiration Date	Number of Contracts	Notional Amount		Market Value†	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)
Written option contracts:
Calls
U.S. Treasury 10-Year Future Option	124.50 USD	07/26/19	(3)	USD	(3,000)	$(10,453)	$(2,716)	$(7,737)

Puts
U.S. Treasury 10-Year Future Option	124.50 USD	07/26/19	(3)	USD	(3,000)	$(47)	$(2,107)	$2,060

Total written option contracts				USD	(6,000)	$(10,500)	$(4,823)	$(5,677)

Futures Contracts Outstanding at June 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 2-Year Note Future	2,246	09/30/2019	$483,293,579	$1,737,057
U.S. Treasury 5-Year Note Future	1,226	09/30/2019	144,859,562	1,794,646
U.S. Treasury 10-Year Note Future	11	09/19/2019	1,407,656	(20)
U.S. Treasury Long Bond Future	22	09/19/2019	3,423,063	47,397
U.S. Treasury Ultra Bond Future	155	09/19/2019	27,522,188	608,855

Total				$4,187,935

Short position contracts:
Euro-Buxl Future	6	09/06/2019	$1,384,306	$(711)
U.S. Treasury 10-Year Ultra Future	794	09/19/2019	109,671,250	(2,562,084)

Total				$(2,562,795)

Total futures contracts				$1,625,140

The accompanying notes are an integral part of these financial statements.

90

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

TBA Sale Commitments Outstanding at June 30, 2019
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.00%	$1,746,000	07/01/2049	$(1,760,902)	$(4,467)
FNMA, 3.50%	11,625,000	07/01/2034	(11,999,240)	(4,147)
FNMA, 3.50%	36,465,000	07/01/2049	(37,281,189)	(143,154)
FNMA, 4.00%	3,200,000	07/01/2034	(3,321,875)	(6,875)
FNMA, 5.00%	4,487,500	07/01/2049	(4,743,515)	(7,801)
FNMA, 5.50%	13,400,000	07/01/2049	(14,292,331)	(25,519)
FNMA, 6.00%	3,300,000	07/01/2049	(3,613,501)	(34,031)

Total (proceeds receivable $76,786,559)			$(77,012,553)	$(225,994)

At June 30, 2019, the aggregate market value of TBA Sale Commitments represents (3.6)% of total net assets.

OTC Credit Default Swap Contracts Outstanding at June 30, 2019
Reference Entity	Counter- party	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
ABX.HE.AAA.07	GSC	USD	1,411,564	(0.09%)	08/25/37	Monthly	$297,734	$—	$33,503	$(264,231)
ABX.HE.AAA.07	CSI	USD	3,431,235	(0.09%)	08/25/37	Monthly	832,161	—	82,017	(750,144)
ABX.HE.PENAAA.06	MSC	USD	628,693	(0.11%)	05/25/46	Monthly	68,098	—	37,707	(30,391)
ABX.HE.PENAAA.06	JPM	USD	1,435,256	(0.11%)	05/25/46	Monthly	155,094	—	86,077	(69,017)
ABX.HE.PENAAA.06	GSC	USD	589,125	(0.11%)	05/25/46	Monthly	145,197	—	35,338	(109,859)

Total							$1,498,284	$—	$274,642	$(1,223,642)

Sell protection:
ABX.HE.AAA.07	MSC	USD	1,411,563	0.09%	08/25/37	Monthly	$13,353	$—	$(33,499)	$(46,852)
ABX.HE.AAA.07	MSC	USD	3,431,233	0.09%	08/25/37	Monthly	32,659	—	(81,429)	(114,088)
ABX.HE.PENAAA.06	BCLY	USD	2,653,079	0.11%	05/25/46	Monthly	—	(69,461)	(159,123)	(89,662)
CMBX.NA.BB.6	CSI	USD	3,270,000	5.00%	05/11/63	Monthly	—	(654,618)	(675,904)	(21,286)
CMBX.NA.BB.6	CSI	USD	1,825,000	5.00%	05/11/63	Monthly	—	(352,608)	(377,226)	(24,618)
CMBX.NA.BB.6	MSC	USD	1,065,000	5.00%	05/11/63	Monthly	—	(186,494)	(219,839)	(33,345)
CMBX.NA.BB.6	CSI	USD	965,000	5.00%	05/11/63	Monthly	—	(136,425)	(199,464)	(63,039)
CMBX.NA.BB.6	CSI	USD	2,671,000	5.00%	05/11/63	Monthly	—	(467,695)	(551,350)	(83,655)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(489,407)	(576,946)	(87,539)
CMBX.NA.BB.6	CSI	USD	2,795,000	5.00%	05/11/63	Monthly	—	(489,408)	(576,947)	(87,539)
CMBX.NA.BB.6	CSI	USD	2,800,000	5.00%	05/11/63	Monthly	—	(490,283)	(577,978)	(87,695)
CMBX.NA.BB.6	GSC	USD	2,855,000	5.00%	05/11/63	Monthly	—	(297,241)	(589,332)	(292,091)
CMBX.NA.BB.8	MSC	USD	5,083,000	5.00%	10/17/57	Monthly	—	(1,345,351)	(722,409)	622,942
CMBX.NA.BB.8	GSC	USD	3,445,000	5.00%	10/17/57	Monthly	—	(816,371)	(490,569)	325,802
CMBX.NA.BB.8	CSI	USD	2,507,000	5.00%	10/17/57	Monthly	—	(663,500)	(356,301)	307,199
CMBX.NA.BB.8	DEUT	USD	1,455,000	5.00%	10/17/57	Monthly	—	(346,326)	(207,193)	139,133
CMBX.NA.BB.8	GSC	USD	240,000	5.00%	10/17/57	Monthly	—	(26,341)	(34,110)	(7,769)
CMBX.NA.BBB-.6	MSC	USD	465,000	3.00%	05/11/63	Monthly	—	(38,991)	(46,450)	(7,459)
CMBX.NA.BBB-.6	MSC	USD	4,245,000	3.00%	05/11/63	Monthly	—	(613,009)	(424,042)	188,967
CMBX.NA.BBB-.6	CSI	USD	920,000	3.00%	05/11/63	Monthly	—	(125,326)	(92,054)	33,272
CMBX.NA.BBB-.6	GSC	USD	2,725,000	3.00%	05/11/63	Monthly	—	(295,422)	(272,433)	22,989
CMBX.NA.BBB-.6	DEUT	USD	485,000	3.00%	05/11/63	Monthly	—	(70,779)	(48,448)	22,331

Total							$46,012	$(7,975,056)	$(7,313,046)	$615,998

Total traded indices							$1,544,296	$(7,975,056)	$(7,038,404)	$(607,644)

Total OTC contracts							$1,544,296	$(7,975,056)	$(7,038,404)	$(607,644)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

The accompanying notes are an integral part of these financial statements.

91

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Centrally Cleared Credit Default Swap Contracts Outstanding at June 30, 2019
Reference Entity	Notional Amount(a)		(Pay)/Receive Fixed Rate	Expiration Date	Periodic Payment Frequency	Cost Basis	Value†	Unrealized Appreciation/ (Depreciation)
Credit default swaps on indices:
Buy protection:
CDX.NA.HY.32	USD	7,114,000	(5.00%)	06/20/24	Quarterly	$(494,982)	$(563,701)	$(68,719)
CDX.NA.IG.32	USD	46,413,000	(1.00%)	06/20/24	Quarterly	(899,406)	(1,040,581)	(141,175)

Total						$(1,394,388)	$(1,604,282)	$(209,894)

Credit default swaps on indices:
Sell protection:
CDX.EM.31	USD	13,830,000	1.00%	06/20/24	Quarterly	$(474,864)	$(442,428)	$32,436

Total						$(1,869,252)	$(2,046,710)	$(177,458)

(a)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.00% Fixed	USD	17,550,000	03/21/23	Semi-Annual	$61,590	$—	$(256,848)	$(318,438)
3 Mo. USD LIBOR	2.36% Fixed	USD	26,540,000	04/09/24	Semi-Annual	—	—	(730,869)	(730,869)
3 Mo. USD LIBOR	2.36% Fixed	USD	27,595,000	04/09/24	Semi-Annual	—	—	(764,575)	(764,575)
3 Mo. USD LIBOR	2.36% Fixed	USD	28,350,000	04/09/24	Semi-Annual	—	—	(782,079)	(782,079)
3 Mo. USD LIBOR	2.36% Fixed	USD	37,805,000	04/09/24	Semi-Annual	—	—	(1,039,268)	(1,039,268)
3 Mo. USD LIBOR	1.86% Fixed	USD	16,340,000	06/21/24	Semi-Annual	—	—	(92,469)	(92,469)
3 Mo. USD LIBOR	2.79% Fixed	USD	17,092,000	09/30/25	Semi-Annual	—	—	(1,014,943)	(1,014,943)
3 Mo. USD LIBOR	2.25% Fixed	USD	4,420,000	05/24/26	Semi-Annual	—	—	(121,061)	(121,061)
3 Mo. USD LIBOR	1.62% Fixed	USD	13,700,000	11/14/26	Annual	—	—	49,804	49,804
3 Mo. USD LIBOR	2.75% Fixed	USD	22,395,000	12/20/47	Semi-Annual	—	(477,228)	(2,658,465)	(2,181,237)
3 Mo. USD LIBOR	2.88% Fixed	USD	1,350,000	12/31/48	Semi-Annual	—	—	(215,433)	(215,433)
3 Mo. USD LIBOR	2.87% Fixed	USD	675,000	01/28/49	Semi-Annual	—	—	(105,975)	(105,975)
3 Mo. USD LIBOR	2.39% Fixed	USD	1,625,000	05/31/49	Semi-Annual	—	—	(64,640)	(64,640)
3 Mo. USD LIBOR	2.26% Fixed	USD	4,955,000	06/21/49	Semi-Annual	—	—	(57,470)	(57,470)

Total						$61,590	$(477,228)	$(7,854,291)	$(7,438,653)

OTC Total Return Swap Contracts Outstanding at June 30, 2019
Reference Entity	Counter- party	Notional Amount		Payments received (paid) by the Fund	Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Market Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	MSC	USD	21,260,000	(1.00%)	12/20/19	Quarterly	$—	$—	$280,839	$280,839

Foreign Currency Contracts Outstanding at June 30, 2019
Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Counterparty	Settlement Date	Appreciation	Depreciation
54,410,000	EGP	3,050,743	USD	GSC	09/18/19	$128,154	$—
391,000	EUR	446,074	USD	BMO	07/31/19	—	(326)
983,000	EUR	1,123,479	USD	CIBC	07/31/19	—	(2,839)
2,223,000	EUR	2,540,487	USD	BNP	07/31/19	—	(6,222)
15,671,349	USD	13,715,000	EUR	GSC	07/31/19	35,972	—
362,683	USD	317,000	EUR	BCLY	09/18/19	—	(47)
7,232,444	USD	6,335,000	EUR	BNP	09/18/19	2,531	(18,967)

Total						$166,657	$(28,401)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

The accompanying notes are an integral part of these financial statements.

92

Hartford Total Return Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$587,180,928	$—	$587,180,928	$—
Corporate Bonds	628,597,212	—	628,597,212	—
Foreign Government Obligations	30,822,929	—	30,822,929	—
Municipal Bonds	18,181,362	—	18,181,362	—
Senior Floating Rate Interests	50,199,423	—	50,199,423	—
U.S. Government Agencies	968,332,491	—	968,332,491	—
U.S. Government Securities	342,434,561	—	342,434,561	—
Common Stocks
Energy	189,899	—	18,558	171,341
Preferred Stocks	1,798,084	1,798,084	—	—
Warrants	502	—	—	502
Escrows	1	—	—	1
Short-Term Investments	52,423,660	52,423,660	—	—
Purchased Options	5,523,557	—	5,523,557	—
Foreign Currency Contracts(2)	166,657	—	166,657	—
Futures Contracts(2)	4,187,955	4,187,955	—	—
Swaps - Credit Default(2)	1,695,071	—	1,695,071	—
Swaps - Interest Rate(2)	49,804	—	49,804	—
Swaps - Total Return(2)	280,839	—	280,839	—

Total	$2,692,064,935	$58,409,699	$2,633,483,392	$171,844

Liabilities
Foreign Currency Contracts(2)	$(28,401)	$—	$(28,401)	$—
Futures Contracts(2)	(2,562,815)	(2,562,815)	—	—
Swaps - Credit Default(2)	(2,480,173)	—	(2,480,173)	—
Swaps - Interest Rate(2)	(7,488,457)	—	(7,488,457)	—
TBA Sale Commitments	(77,012,553)	—	(77,012,553)	—
Written Options	(10,500)	(10,500)	—	—

Total	$(89,582,899)	$(2,573,315)	$(87,009,584)	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

93

Hartford Ultrashort Bond HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7%
	Asset-Backed - Automobile - 27.5%
	Ally Auto Receivables Trust
$717,763	2.72%, 05/17/2021	$718,254
1,310,000	2.85%, 03/15/2022	1,314,560
	American Credit Acceptance Receivables Trust
960,190	2.85%, 07/12/2022(1)	961,833
335,953	2.92%, 08/12/2021(1)	336,109
372,009	2.94%, 01/10/2022(1)	372,125
1,577,388	3.06%, 07/12/2022(1)	1,582,873
	AmeriCredit Automobile Receivables Trust
29,086	1.46%, 05/10/2021	29,075
435,798	2.71%, 07/19/2021	436,045
946,557	2.86%, 11/18/2021	948,274
795,000	2.93%, 06/20/2022	798,279
690,000	2.97%, 11/20/2023	699,659
1,295,694	3.11%, 01/18/2022	1,298,063
	ARI Fleet Lease Trust
458,865	1.91%, 04/15/2026(1)	457,629
2,450,000	2.28%, 04/15/2026(1)	2,450,194
157,485	2.54%, 10/15/2019(1)	157,494
419,966	2.55%, 10/15/2026(1)	420,211
630,000	Bank of The West Auto Trust 2.40%, 10/17/2022(1)	630,495
565,000	BMW Floorplan Master Owner Trust 1 mo. USD LIBOR + 0.320%, 2.71%, 05/15/2023(1)(2)	565,387
2,340,009	BMW Vehicle Lease Trust 2.97%, 12/21/2020	2,346,430
	Canadian Pacer Auto Receivables Trust
225,058	2.05%, 03/19/2021(1)	224,731
346,018	2.70%, 08/19/2020(1)	346,077
1,815,000	2.78%, 03/21/2022(1)	1,823,529
814,137	3.00%, 06/21/2021(1)	816,623
	Capital Auto Receivables Asset Trust
249,543	2.02%, 08/20/2021(1)	249,052
1,610,388	3.02%, 02/22/2021(1)	1,613,965
	CarMax Auto Owner Trust
964,183	1.40%, 08/15/2021	959,832
5,436	1.56%, 11/16/2020	5,433
830,000	1.88%, 06/15/2021	827,523
689,367	2.23%, 05/17/2021	689,095
715,000	2.69%, 07/15/2022	718,165
1,619,236	2.88%, 10/15/2021	1,623,381
870,000	3.02%, 07/15/2022	873,976
2,227,485	3.11%, 02/15/2022	2,238,718
	Chesapeake Funding LLC
679,264	1.91%, 08/15/2029(1)	675,882
976,706	2.12%, 11/15/2029(1)	973,812
1,330,977	1 mo. USD LIBOR + 0.370%, 2.76%, 08/15/2030(1)(2)	1,329,702
351,546	1 mo. USD LIBOR + 0.450%, 2.84%, 05/15/2029(1)(2)	351,435
1,505,000	2.94%, 04/15/2031	1,522,418
741,131	3.04%, 04/15/2030(1)	748,358
980,000	3.39%, 01/15/2031(1)	996,073
105,780	1 mo. USD LIBOR + 1.150%, 3.54%, 03/15/2028(1)(2)	105,858
	CPS Auto Receivables Trust
13,641	1.87%, 03/15/2021(1)	13,637
93,080	2.16%, 05/17/2021(1)	92,995
598,385	2.89%, 05/16/2022(1)	599,523
807,972	3.06%, 01/18/2022(1)	810,336
983,306	3.18%, 06/15/2022(1)	988,005
469,800	CPS Auto Trust 2.87%, 09/15/2021(1)	470,171
	Drive Auto Receivables Trust
263,217	3.01%, 11/15/2021	263,322
584,235	3.04%, 11/15/2021	584,751
605,000	3.04%, 03/15/2023	610,647
1,290,000	3.18%, 10/17/2022	1,299,463

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Automobile - 27.5% - (continued)
$2,500,000	3.34%, 10/15/2022	$2,515,798
	DT Auto Owner Trust
209,812	2.84%, 09/15/2021(1)	209,871
673,177	2.85%, 09/15/2022(1)	675,408
1,250,554	3.02%, 02/15/2022(1)	1,253,972
866,620	3.08%, 09/15/2022(1)	869,768
	Enterprise Fleet Financing LLC
177,676	1.74%, 02/22/2022(1)	177,490
368,228	1.97%, 01/20/2023(1)	367,419
2,283,283	2.13%, 05/22/2023(1)	2,279,200
945,034	2.87%, 10/20/2023(1)	949,503
1,470,000	2.98%, 10/22/2024(1)	1,486,969
1,417,703	3.14%, 02/20/2024(1)	1,428,292
540,000	3.38%, 05/20/2024(1)	547,129
	Exeter Automobile Receivables Trust
470,858	2.90%, 01/18/2022(1)	471,248
1,418,049	2.93%, 07/15/2022(1)	1,421,946
624,268	3.05%, 12/15/2021(1)	625,430
1,652,601	3.20%, 04/15/2022(1)	1,658,071
	First Investors Auto Owner Trust
29,125	1.86%, 10/15/2021(1)	29,108
830,000	2.66%, 05/16/2022	833,610
270,830	2.84%, 05/16/2022(1)	271,092
869,890	2.89%, 03/15/2024(1)	876,249
735,189	3.23%, 12/15/2022(1)	739,254
	Flagship Credit Auto Trust
93,271	1.85%, 07/15/2021(1)	93,191
625,673	1.88%, 10/15/2021(1)	624,286
1,873,847	2.83%, 10/16/2023(1)	1,884,074
645,273	3.07%, 02/15/2023(1)	648,464
1,297,864	3.11%, 08/15/2023(1)	1,308,348
1,794,831	3.41%, 05/15/2023(1)	1,814,594
	Ford Credit Auto Lease Trust
1,245,000	2.35%, 02/15/2022	1,246,458
759,875	2.71%, 12/15/2020	760,484
1,685,000	2.84%, 09/15/2021	1,691,371
1,650,797	2.93%, 04/15/2021	1,654,435
	Ford Credit Auto Owner Trust
550,000	2.01%, 03/15/2022	549,121
1,000,000	2.12%, 07/15/2026(1)	998,293
2,285,000	2.78%, 02/15/2022	2,294,035
	GM Financial Automobile Leasing Trust
192,118	2.39%, 04/20/2020	192,101
490,000	2.67%, 03/21/2022	494,078
1,294,378	2.83%, 07/20/2020	1,295,306
675,508	2.89%, 09/21/2020	676,341
990,000	2.91%, 04/20/2021	993,647
805,000	2.98%, 12/20/2021	815,231
2,244,564	GM Financial Consumer Automobile 1.78%, 10/18/2021(1)	2,238,610
	GM Financial Consumer Automobile Receivables Trust
19,498	1.71%, 09/16/2020(1)	19,489
747,114	2.08%, 01/19/2021	746,555
1,583,536	2.74%, 07/16/2021	1,585,519
1,191,662	2.93%, 11/16/2021	1,194,708
1,431,669	2.99%, 03/16/2022	1,437,368
2,350,000	Great American Auto Leasing, Inc. 2.97%, 06/15/2021(1)	2,360,543
	Honda Auto Receivables Owner Trust
1,779,000	1.62%, 08/15/2022	1,777,278
813,985	2.67%, 12/21/2020	815,002
985,000	2.98%, 05/17/2021	988,706
2,500,000	Huntington Auto Trust 1.93%, 04/15/2022	2,494,078
	Hyundai Auto Lease Securitization Trust
256,934	1.88%, 08/17/2020(1)	256,865

The accompanying notes are an integral part of these financial statements.

94

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Automobile - 27.5% - (continued)
$1,728,546	2.81%, 12/15/2020(1)	$1,730,660
2,150,000	2.92%, 07/15/2021(1)	2,161,818
	Hyundai Auto Receivables Trust
268,580	2.55%, 04/15/2021	268,699
1,200,000	2.55%, 11/15/2021	1,199,907
1,225,000	Mercedes-Benz Auto Lease Trust 3.01%, 02/16/2021	1,228,546
	Mercedes-Benz Auto Receivables Trust
261,240	1.26%, 02/16/2021	260,311
918,830	2.71%, 04/15/2021	919,792
2,392,539	Nissan Auto Lease Trust 3.03%, 02/16/2021	2,401,562
1,075,000	Nissan Auto Receivables Owner Trust 2.82%, 01/18/2022	1,079,975
866,205	OneMain Direct Auto Receivables Trust 2.31%, 12/14/2021(1)	864,606
732,741	Prestige Auto Receivables Trust 2.97%, 12/15/2021(1)	734,181
	Santander Drive Auto Receivables Trust
1,226,029	2.97%, 07/15/2021	1,226,786
900,000	3.00%, 12/15/2022	907,494
755,000	3.03%, 02/15/2022	755,865
655,000	Santander Retail Auto Lease Trust 2.72%, 01/20/2022(1)	658,349
	Securitized Term Auto Receivables Trust
1,500,000	2.21%, 06/25/2021(1)	1,499,949
1,345,995	2.81%, 12/29/2020(1)	1,347,838
2,280,000	2.99%, 02/27/2023(1)	2,311,223
	Toyota Auto Receivables Owner Trust
4,111	1.30%, 04/15/2020	4,108
995,000	2.83%, 10/15/2021	999,256
1,264,362	United Auto Credit Securitization Trust 2.82%, 07/12/2021(1)	1,265,892
832,873	Volkswagen Auto Loan Enhanced Trust 2.81%, 07/20/2021	834,917
	Westlake Automobile Receivables Trust
259,280	2.24%, 12/15/2020(1)	259,199
546,776	2.84%, 09/15/2021(1)	547,206
1,710,000	3.06%, 05/16/2022(1)	1,718,737
	Wheels SPV LLC
201,414	1.88%, 04/20/2026(1)	200,873
1,100,000	2.37%, 06/22/2020(1)	1,100,245
2,061,774	3.06%, 04/20/2027(1)	2,072,921
	World Omni Auto Receivables Trust
855,000	2.63%, 06/15/2022	857,951
1,001,971	2.80%, 01/18/2022	1,003,864
1,491,154	3.01%, 04/15/2022	1,497,973
2,085,000	3.02%, 04/15/2022	2,096,385
	World Omni Automobile Lease Securitization Trust
919,492	2.59%, 11/16/2020	919,912
1,131,651	2.96%, 06/15/2021	1,136,280

		135,678,163

	Asset-Backed - Credit Card - 1.6%
	Barclays Dryrock Issuance Trust
1,750,000	2.41%, 07/15/2022	1,749,679
915,000	1 mo. USD LIBOR + 0.330%, 2.72%, 03/15/2023(2)	916,285
3,000,000	Cabela’s Credit Card Master Note Trust 1 mo. USD LIBOR + 0.450%, 2.84%, 07/15/2022(2)	3,000,375
2,250,000	Chase Issuance Trust 1.27%, 07/15/2021	2,249,064

		7,915,403

	Asset-Backed - Finance & Insurance - 6.4%
	CNH Equipment Trust
453,652	1.84%, 03/15/2021	453,191
725,000	2.55%, 09/15/2022	728,925

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7% - (continued)
	Asset-Backed - Finance & Insurance - 6.4% - (continued)
$807,790	2.78%, 08/16/2021	$808,589
1,311,825	2.93%, 12/15/2021	1,315,750
1,505,000	2.96%, 05/16/2022	1,514,924
	DLL LLC
655,952	2.79%, 11/22/2021(1)	658,731
1,111,418	2.81%, 11/17/2020(1)	1,112,348
1,225,000	2.89%, 04/20/2023(1)	1,239,955
74,383	DLL Securitization Trust 1.89%, 07/15/2020(1)	74,350
185,154	Engs Commercial Finance Trust 2.97%, 02/22/2021(1)	185,431
	GMF Floorplan Owner Revolving Trust
742,000	2.70%, 04/15/2024(1)	750,575
2,675,000	1 mo. USD LIBOR + 0.430%, 2.82%, 07/15/2022(1)(2)	2,680,694
1,440,000	1 mo. USD LIBOR + 0.570%, 2.96%, 01/18/2022(1)(2)	1,444,320
276,867	GreatAmerica Leasing Receivables Funding LLC 2.35%, 05/15/2020(1)	276,713
2,135,000	John Deere Owner Trust 2.85%, 12/15/2021	2,147,567
	Kubota Credit Owner Trust
2,425,000	2.49%, 06/15/2022(1)	2,433,584
855,160	2.80%, 02/16/2021(1)	856,792
	MMAF Equipment Finance LLC
229,694	1.93%, 10/15/2020(1)	229,551
1,290,000	2.84%, 01/10/2022(1)	1,297,642
770,541	2.92%, 07/12/2021(1)	772,258
120,852	Nationstar HECM Loan Trust 2.76%, 02/25/2028(1)(3)(4)(5)	120,852
	New York City Tax Lien
330,528	1.87%, 11/10/2030(1)	330,508
2,352,583	3.22%, 11/10/2031(1)	2,354,335
2,425,000	SoFi Consumer Loan Program Trust 2.90%, 05/25/2028(1)	2,437,556
	Verizon Owner Trust
184,809	1.42%, 01/20/2021(1)	184,653
730,000	1.92%, 12/20/2021(1)	728,558
639,883	2.06%, 09/20/2021(1)	639,009
2,235,000	2.33%, 12/20/2023	2,241,748
1,060,000	3.23%, 04/20/2023	1,080,418
420,000	Volvo Financial Equipment LLC 2.90%, 11/15/2021(1)	422,063
230,000	Volvo Financial Equipment Master Owner Trust 1 mo. USD LIBOR + 0.500%, 2.89%, 11/15/2022(1)(2)	230,665

		31,752,255

	Asset-Backed - Home Equity - 0.2%
1,156,020	New Residential Mortgage Loan Trust 4.00%, 08/27/2057(1)	1,199,914

	Asset-Backed - Student Loan - 0.5%
	SLM Student Loan Trust
408,872	3 mo. USD LIBOR + 0.090%, 2.67%, 10/25/2024(2)	408,524
610,889	3 mo. USD LIBOR + 0.120%, 2.70%, 01/25/2027(2)	607,071
410,014	1 mo. USD LIBOR + 0.520%, 2.92%, 03/25/2026(2)	409,946
1,013,026	1 mo. USD LIBOR + 0.600%, 3.00%, 11/25/2027(2)	1,013,926

		2,439,467

	Commercial Mortgage - Backed Securities - 0.8%
1,365,000	FREMF Mortgage Trust 1 mo. USD LIBOR + 0.320%, 2.72%, 02/25/2020(2)	1,364,695
800,000	GS Mortgage Securities Corp. Trust 1 mo. USD LIBOR + 0.700%, 3.09%, 07/15/2032(1)(2)	798,999

The accompanying notes are an integral part of these financial statements.

95

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 38.7% - (continued)
	Commercial Mortgage - Backed Securities - 0.8% - (continued)
$500,000	JP Morgan Chase Commercial Mortgage Securities Trust 5.63%, 12/05/2027(1)	$503,930
1,008,868	SG Residential Mortgage Trust 3.43%, 04/27/2048(1)(3)	1,017,397

		3,685,021

	Other ABS - 1.0%
1,925,000	Daimler Trucks Retail Trust 2.77%, 04/15/2021(1)	1,928,244
2,415,000	Hertz Fleet Lease Funding L.P. 2.70%, 01/10/2033(1)	2,435,399
745,000	Nationstar HECM Loan Trust 2.65%, 06/25/2029(1)(3)	745,000

		5,108,643

	Whole Loan Collateral CMO - 0.7%
699,814	Bunker Hill Loan Depositary Trust 3.61%, 10/26/2048(1)(6)	714,716
160,431	OBX Trust 1 mo. USD LIBOR + 0.650%, 3.05%, 06/25/2057(1)(2)	159,562
	Verus Securitization Trust
401,775	2.93%, 02/25/2048(1)(3)	401,985
1,193,728	3.21%, 04/25/2059(1)(3)	1,203,118
782,875	3.68%, 06/01/2058(1)(3)	791,812

		3,271,193

	Total Asset & Commercial Mortgage Backed Securities (cost $190,368,582)	$191,050,059

CORPORATE BONDS - 33.9%
	Aerospace/Defense - 0.3%
$1,500,000	United Technologies Corp. 3 mo. USD LIBOR + 0.650%, 3.18%, 08/16/2021(2)	$1,500,943

	Agriculture - 0.4%
1,750,000	Philip Morris International, Inc. 3 mo. USD LIBOR + 0.420%, 2.94%, 02/21/2020(2)	1,752,305

	Auto Manufacturers - 2.9%
2,000,000	American Honda Finance Corp. 2.00%, 11/13/2019	1,997,382
	Daimler Finance North America LLC
1,750,000	1.50%, 07/05/2019(1)	1,749,807
715,000	3 mo. USD LIBOR + 0.390%, 2.96%, 05/04/2020(1)(2)	715,658
1,000,000	General Motors Financial Co., Inc. 3 mo. USD LIBOR + 0.850%, 3.44%, 04/09/2021(2)	999,544
1,250,000	Hyundai Capital America 3 mo. USD LIBOR + 0.940%, 3.53%, 07/08/2021(1)(2)	1,251,277
1,900,000	Nissan Motor Acceptance Corp. 3 mo. USD LIBOR + 0.390%, 2.72%, 09/28/2020(1)(2)	1,897,812
1,725,000	PACCAR Financial Corp. 3 mo. USD LIBOR + 0.450%, 2.86%, 06/17/2022(2)	1,724,993
	Toyota Motor Credit Corp.
1,000,000	2.20%, 01/10/2020	1,000,295
2,000,000	3 mo. USD LIBOR + 0.260%, 2.85%, 04/17/2020(2)	2,003,207
1,195,000	Volkswagen Group of America Finance LLC 3.88%, 11/13/2020(1)	1,220,392

		14,560,367

	Biotechnology - 0.2%
1,205,000	Gilead Sciences, Inc. 1.85%, 09/20/2019	1,203,566

	Chemicals - 0.4%
1,250,000	Air Liquide Finance S.A. 1.38%, 09/27/2019(1)	1,246,385
640,000	DowDuPont, Inc. 3.77%, 11/15/2020	652,249

		1,898,634

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.9% - (continued)
	Commercial Banks - 14.5%
$1,000,000	ABN Amro Bank N.V. 3 mo. USD LIBOR + 0.570%, 3.09%, 08/27/2021(1)(2)	$1,003,680
1,500,000	Bank of America Corp. 3 mo. USD LIBOR + 0.650%, 2.97%, 10/01/2021(2)	1,503,950
1,500,000	BB&T Corp. 3 mo. USD LIBOR + 0.570%, 2.98%, 06/15/2020(2)(7)	1,507,400
718,000	BPCE S.A. 2.25%, 01/27/2020	717,336
1,750,000	Canadian Imperial Bank of Commerce 3 mo. USD LIBOR + 0.315%, 2.89%, 02/02/2021(2)	1,752,642
	Capital One Financial Corp.
1,250,000	3 mo. USD LIBOR + 0.760%, 3.30%, 05/12/2020(2)	1,255,219
1,500,000	3 mo. USD LIBOR + 0.950%, 3.40%, 03/09/2022(2)	1,512,441
1,500,000	Citibank NA 3 mo. USD LIBOR + 0.596%, 2.84%, 05/20/2022(2)	1,511,446
1,500,000	Citizens Bank NA 3 mo. USD LIBOR + 0.540%, 3.06%, 03/02/2020(2)	1,502,640
2,070,000	Commonwealth Bank of Australia 3 mo. USD LIBOR + 0.640%, 3.21%, 11/07/2019(1)(2)	2,074,671
2,500,000	Credit Agricole S.A. 3 mo. USD LIBOR + 0.970%, 3.42%, 06/10/2020(1)(2)	2,518,066
	Danske Bank A/S
1,500,000	3 mo. USD LIBOR + 0.510%, 3.03%, 03/02/2020(1)(2)	1,497,684
2,000,000	3 mo. USD LIBOR + 0.580%, 3.05%, 09/06/2019(1)(2)	2,000,094
1,500,000	Deutsche Bank AG 3 mo. USD LIBOR + 0.970%, 3.57%, 07/13/2020(2)	1,490,278
1,500,000	DNB Bank ASA 3 mo. USD LIBOR + 0.370%, 2.69%, 10/02/2020(1)(2)	1,502,338
	Fifth Third Bank
500,000	2.20%, 10/30/2020	499,468
1,000,000	3 mo. USD LIBOR + 0.250%, 2.83%, 10/30/2020(2)	1,000,266
2,350,000	3 mo. USD LIBOR + 0.590%, 2.90%, 09/27/2019(2)	2,351,797
	Goldman Sachs Group, Inc.
3,500,000	3 mo. USD LIBOR + 1.170%, 3.69%, 11/15/2021(2)	3,528,572
2,000,000	3 mo. USD LIBOR + 1.160%, 3.75%, 04/23/2020(2)	2,012,553
	HSBC Holdings plc
750,000	3 mo. USD LIBOR + 0.650%, 3.09%, 09/11/2021(2)	750,694
1,785,000	3 mo. USD LIBOR + 0.600%, 3.12%, 05/18/2021(2)	1,786,410
1,500,000	Huntington National Bank 3 mo. USD LIBOR + 0.510%, 2.96%, 03/10/2020(2)	1,503,383
1,000,000	ING Bank N.V. 1.65%, 08/15/2019(1)	998,970
1,500,000	JP Morgan Chase & Co. 3 mo. USD LIBOR + 0.680%, 3.20%, 06/01/2021(2)	1,505,076
1,000,000	KeyBank NA 1.60%, 08/22/2019	998,780
1,250,000	Manufacturers & Traders Trust Co. 3 mo. USD LIBOR + 0.270%, 2.85%, 01/25/2021(2)	1,247,650
1,500,000	Morgan Stanley 5.63%, 09/23/2019	1,510,403
	PNC Bank NA
2,000,000	1.45%, 07/29/2019	1,998,620
750,000	2.50%, 01/22/2021	752,509
	Regions Bank
1,500,000	3 mo. USD LIBOR + 0.380%, 2.70%, 04/01/2021(2)	1,496,184
1,000,000	3 mo. USD LIBOR + 0.500%, 3.04%, 08/13/2021(2)	999,140

The accompanying notes are an integral part of these financial statements.

96

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.9% - (continued)
	Commercial Banks - 14.5% - (continued)
	Santander UK plc
$750,000	2.13%, 11/03/2020	$746,295
1,500,000	3 mo. USD LIBOR + 0.620%, 3.14%, 06/01/2021(2)	1,503,246
	Sumitomo Mitsui Banking Corp.
1,000,000	2.51%, 01/17/2020	1,000,733
1,000,000	3 mo. USD LIBOR + 0.350%, 2.94%, 01/17/2020(2)	1,001,326
	SunTrust Bank
1,000,000	3 mo. USD LIBOR + 0.298%, 2.59%, 01/29/2021(2)	1,000,741
3,000,000	3 mo. USD LIBOR + 0.530%, 3.11%, 01/31/2020(2)(7)	3,005,362
	Svenska Handelsbanken AB
1,250,000	3 mo. USD LIBOR + 0.360%, 2.81%, 09/08/2020(2)(7)	1,252,644
1,665,000	3 mo. USD LIBOR + 0.490%, 2.96%, 09/06/2019(2)	1,666,843
1,250,000	3 mo. USD LIBOR + 0.470%, 3.00%, 05/24/2021(2)	1,255,625
2,250,000	Toronto-Dominion Bank 1.45%, 08/13/2019	2,247,300
	U.S. Bank NA
1,000,000	2.05%, 10/23/2020	998,255
1,775,000	3 mo. USD LIBOR + 0.290%, 2.81%, 05/21/2021(2)	1,776,074
1,250,000	3 mo. USD LIBOR + 0.320%, 2.90%, 01/24/2020(2)	1,251,512
	UBS AG
715,000	2.45%, 12/01/2020(1)	715,649
800,000	3 mo. USD LIBOR + 0.580%, 3.03%, 06/08/2020(1)(2)	803,102
	Wells Fargo Bank NA
1,025,000	2.60%, 01/15/2021	1,029,180
2,000,000	3 mo. USD LIBOR + 0.650%, 3.12%, 12/06/2019(2)	2,005,445

		71,549,692

	Commercial Services - 0.2%
915,000	Equifax, Inc. 3 mo. USD LIBOR + 0.870%, 3.39%, 08/15/2021(2)	912,620

	Diversified Financial Services - 1.3%
1,250,000	AIG Global Funding 3 mo. USD LIBOR + 0.460%, 2.81%, 06/25/2021(1)(2)	1,254,673
1,000,000	American Express Co. 3 mo. USD LIBOR + 0.525%, 3.05%, 05/17/2021(2)	1,003,770
1,395,000	Private Export Funding Corp. 2.10%, 12/19/2019(1)	1,394,125
1,700,000	Synchrony Financial 3 mo. USD LIBOR + 1.230%, 3.81%, 02/03/2020(2)	1,706,776
945,000	USAA Capital Corp. 2.63%, 06/01/2021(1)	952,918

		6,312,262

	Electric - 0.7%
1,250,000	American Electric Power Co., Inc. 2.15%, 11/13/2020	1,247,223
500,000	Duke Energy Florida LLC 2.10%, 12/15/2019(7)	499,170
1,500,000	NextEra Energy Capital Holdings, Inc. 3.34%, 09/01/2020	1,517,072

		3,263,465

	Electronics - 0.6%
	Honeywell International, Inc.
1,000,000	1.80%, 10/30/2019	998,242
2,000,000	3 mo. USD LIBOR + 0.280%, 2.86%, 10/30/2019(2)	2,001,825

		3,000,067

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.9% - (continued)
	Food - 0.9%
$1,250,000	Conagra Brands, Inc. 3 mo. USD LIBOR + 0.750%, 3.34%, 10/22/2020(2)	$1,250,199
1,500,000	JM Smucker Co. 2.20%, 12/06/2019	1,497,737
1,500,000	Kraft Heinz Foods Co. 3 mo. USD LIBOR + 0.570%, 3.12%, 02/10/2021(2)	1,497,163

		4,245,099

	Healthcare - Services - 1.3%
2,000,000	Cigna Corp. 3.20%, 09/17/2020(1)	2,018,469
1,000,000	HCA, Inc. 6.50%, 02/15/2020	1,023,016
2,500,000	Roche Holdings, Inc. 3 mo. USD LIBOR + 0.340%, 2.67%, 09/30/2019(1)(2)	2,501,707
1,000,000	UnitedHealth Group, Inc. 1.95%, 10/15/2020	995,917

		6,539,109

	Insurance - 1.8%
440,000	Allstate Corp. 3 mo. USD LIBOR + 0.430%, 2.76%, 03/29/2021(2)	440,782
	MassMutual Global Funding II
1,500,000	1.55%, 10/11/2019(1)	1,497,274
704,000	1.95%, 09/22/2020(1)	702,533
	Metropolitan Life Global Funding I
795,000	2.40%, 01/08/2021(1)	796,754
2,000,000	3 mo. USD SOFR + 0.570%, 2.99%, 09/07/2020(1)(2)	2,005,413
	New York Life Global Funding
2,000,000	3 mo. USD LIBOR + 0.270%, 2.86%, 04/09/2020(1)(2)	2,003,220
325,000	2.95%, 01/28/2021(1)	328,686
1,000,000	Protective Life Global Funding 3 mo. USD LIBOR + 0.520%, 2.85%, 06/28/2021(1)(2)	1,003,530

		8,778,192

	IT Services - 1.5%
1,425,000	Apple, Inc. 3 mo. USD LIBOR + 0.070%, 2.61%, 05/11/2020(2)	1,425,731
	Hewlett Packard Enterprise Co.
2,000,000	2.10%, 10/04/2019(1)	1,997,196
1,000,000	3 mo. USD LIBOR + 0.720%, 3.32%, 10/05/2021(2)	1,000,143
1,500,000	IBM Credit LLC 3.45%, 11/30/2020	1,525,069
1,250,000	International Business Machines Corp. 2.80%, 05/13/2021	1,265,050

		7,213,189

	Machinery - Construction & Mining - 0.2%
1,000,000	Caterpillar Financial Services Corp. 2.00%, 11/29/2019	999,034

	Machinery - Diversified - 0.6%
	John Deere Capital Corp.
1,125,000	3 mo. USD LIBOR + 0.290%, 2.63%, 06/22/2020(2)	1,126,841
2,000,000	3 mo. USD LIBOR + 0.300%, 2.75%, 03/13/2020(2)	2,002,792

		3,129,633

	Media - 1.4%
2,500,000	Comcast Corp. 3.30%, 10/01/2020	2,534,273
1,125,000	NBCUniversal Enterprise, Inc. 3 mo. USD LIBOR + 0.400%, 2.72%, 04/01/2021(1)(2)	1,127,366
1,750,000	Viacom, Inc. 4.50%, 03/01/2021	1,803,625
1,315,000	Walt Disney Co. 0.88%, 07/12/2019	1,314,437

		6,779,701

	Miscellaneous Manufacturing - 0.6%
	Siemens Financieringsmaatschappij N.V.
1,500,000	3 mo. USD LIBOR + 0.340%, 2.75%, 03/16/2020(1)(2)	1,502,621

The accompanying notes are an integral part of these financial statements.

97

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
CORPORATE BONDS - 33.9% - (continued)
	Miscellaneous Manufacturing - 0.6% - (continued)
$1,700,000	3 mo. USD LIBOR + 0.320%, 2.77%, 09/13/2019(1)(2)	$1,701,218

		3,203,839

	Oil & Gas - 0.5%
980,000	BP Capital Markets plc 1.77%, 09/19/2019(7)	978,322
1,660,000	Phillips 66 3 mo. USD LIBOR + 0.750%, 3.35%, 04/15/2020(1)(2)	1,660,714

		2,639,036

	Oil & Gas Services - 0.3%
1,250,000	Schlumberger Finance Canada Ltd. 2.20%, 11/20/2020(1)	1,248,828

	Pharmaceuticals - 1.3%
	Bayer U.S. Finance LLC
900,000	2.13%, 07/15/2019(1)	899,791
1,000,000	2.38%, 10/08/2019(1)	998,688
1,500,000	3 mo. USD LIBOR + 0.630%, 2.98%, 06/25/2021(1)(2)	1,489,928
1,700,000	Bristol-Myers Squibb Co. 2.55%, 05/14/2021(1)	1,712,273
700,000	CVS Health Corp. 3 mo. USD LIBOR + 0.720%, 3.17%, 03/09/2021(2)	703,087
795,000	Takeda Pharmaceutical Co., Ltd. 3.80%, 11/26/2020(1)	809,423

		6,613,190

	Retail - 1.1%
3,000,000	Alimentation Couche-Tard, Inc. 2.35%, 12/13/2019(1)	2,996,640
1,100,000	Dollar Tree, Inc. 3 mo. USD LIBOR + 0.700%, 3.29%, 04/17/2020(2)	1,100,127
1,500,000	Home Depot, Inc. 3 mo. USD LIBOR + 0.150%, 2.63%, 06/05/2020(2)	1,501,778

		5,598,545

	Semiconductors - 0.6%
1,000,000	Broadcom Corp. / Broadcom Cayman Finance Ltd. 2.38%, 01/15/2020	998,262
1,750,000	Broadcom, Inc. 3.13%, 04/15/2021(1)	1,761,331

		2,759,593

	Trucking & Leasing - 0.3%
1,375,000	Aviation Capital Group LLC 3 mo. USD LIBOR + 0.670%, 3.25%, 07/30/2021(1)(2)	1,370,289

	Total Corporate Bonds (cost $166,660,275)	$167,071,198

MUNICIPAL BONDS - 0.3%
	Transportation - 0.3%
$1,490,000	New York & New Jersey PA 2.29%, 09/15/2019	$1,490,328

	Total Municipal Bonds (cost $1,490,000)	$1,490,328

U.S. GOVERNMENT AGENCIES - 0.6%
	Mortgage-Backed Agencies - 0.6%
	FHLMC - 0.6%
$2,618,042	3.00%, 05/15/2037	$2,648,250

	Total U.S. Government Agencies (cost $2,613,636)	$2,648,250

U.S. GOVERNMENT SECURITIES - 23.8%
	Mortgage-Backed Agencies - 2.2%
	FHLMC - 2.0%
$10,000,000	1.50%, 01/17/2020	$9,964,547

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT SECURITIES - 23.8% - (continued)
	Mortgage-Backed Agencies - 2.2% - (continued)
	FNMA - 0.2%
$933,000	1.63%, 01/21/2020	$930,588

		10,895,135

	U.S. Treasury Securities - 21.6%
	U.S. Treasury Notes - 21.6%
5,000,000	1.00%, 11/15/2019(7)	4,978,906
6,250,000	1.38%, 04/30/2020	6,217,041
15,000,000	1.50%, 05/15/2020	14,933,789
10,000,000	1.63%, 06/30/2020	9,967,188
14,050,000	1.63%, 07/31/2020	14,003,350
7,500,000	1.63%, 10/15/2020	7,475,977
7,500,000	1.88%, 12/31/2019	7,493,848
14,650,000	3mo. USTMMR + 0.115%, 2.21%, 01/31/2021(2)	14,636,599
4,800,000	3mo. USTMMR + 0.139%, 2.24%, 04/30/2021(2)	4,796,177
15,000,000	2.25%, 03/31/2020	15,025,195
7,000,000	2.38%, 04/30/2020	7,020,508

		106,548,578

	Total U.S. Government Securities (cost $117,046,433)	$117,443,713

	Total Long-Term Investments (cost $478,178,926)	$479,703,548

SHORT-TERM INVESTMENTS - 4.4%
	Certificates of Deposit - 0.4%
2,000,000	Bank of Montreal 3 mo. USD LIBOR + 0.260%, 2.83%, 11/04/2019(2)(8)	$2,001,715

	Other Investment Pools & Funds - 1.8%
8,763,936	Fidelity Institutional Government Fund, Institutional Class, 2.27%(9)	8,763,936

	Securities Lending Collateral - 1.2%
292,248	Citibank NA DDCA, 2.36%, 7/1/2019(9)	292,248
2,652,855	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(9)	2,652,855
369,735	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(9)	369,735
1,124,183	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(9)	1,124,183
1,310,338	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(9)	1,310,338
95,599	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(9)	95,599

		5,844,958

	U.S. Treasury Bill - 1.0%
5,300,000	U.S. Treasury Bill 2.48%, 09/12/2019(8)	5,277,834

	Total Short-Term Investments (cost $21,882,193)	$21,888,443

Total Investments (cost $500,061,117)	101.7%	$501,591,991
Other Assets and Liabilities	(1.7)%	(8,318,752)

Total Net Assets	100.0%	$493,273,239

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

The accompanying notes are an integral part of these financial statements.

98

Hartford Ultrashort Bond HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $160,514,399, representing 32.5% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2019.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)

This security is valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At June 30, 2019, the aggregate fair value of this security was $120,852, which represented 0.0% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.

(5)	Investment valued using significant unobservable inputs.

(6)	Security is a “step-up” bond where coupon increases or steps up at a predetermined date. Rate shown is current coupon rate.

(7)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(8)	The rate shown represents current yield to maturity.

(9)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$191,050,059	$—	$190,929,207	$120,852
Corporate Bonds	167,071,198	—	167,071,198	—
Municipal Bonds	1,490,328	—	1,490,328	—
U.S. Government Agencies	2,648,250	—	2,648,250	—
U.S. Government Securities	117,443,713	—	117,443,713	—
Short-Term Investments	21,888,443	14,608,894	7,279,549	—

Total	$501,591,991	$14,608,894	$486,862,245	$120,852

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six-month period ended June 30, 2019 is not presented.

The accompanying notes are an integral part of these financial statements.

99

Hartford U.S. Government Securities HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.3%
	Asset-Backed - Automobile - 1.3%
$350,000	Avis Budget Rental Car Funding AESOP LLC 2.99%, 06/20/2022(1)	$353,720
2,907,000	Capital Auto Receivables Asset Trust 3.62%, 05/20/2021	2,918,680
1,020,000	Toyota Auto Loan Extended Note Trust 2.56%, 11/25/2031(1)	1,031,953

		4,304,353

	Asset-Backed - Finance & Insurance - 2.5%
1,329,838	NRZ Excess Spread-Collateralized Notes 3.19%, 01/25/2023(1)	1,336,365
386,465	Structured Asset Securities Corp. 1 mo. USD LIBOR + 1.500%, 3.90%, 02/25/2033(2)	390,777
	Towd Point Mortgage Trust
44,045	2.75%, 04/25/2055(1)(3)	44,302
48,398	2.75%, 05/25/2055(1)(3)	48,497
507,763	2.75%, 04/25/2057(1)(3)	508,621
2,373,682	3.75%, 03/25/2058(1)(3)	2,478,784
2,253,702	3.75%, 05/25/2058(1)(3)	2,337,626
1,185,000	Tryon Park CLO, Ltd. 3 mo. USD LIBOR + 0.890%, 3.49%, 04/15/2029(1)(2)	1,178,053

		8,323,025

	Asset-Backed - Home Equity - 0.2%
478,833	Morgan Stanley Asset-Backed Securities Capital, Inc. Trust 1 mo. USD LIBOR + 1.500%, 3.90%, 11/25/2032(2)	477,445
7,605,590	Morgan Stanley Capital Trust 1.00%, 07/15/2051(3)(4)	444,601

		922,046

	Commercial Mortgage - Backed Securities - 8.3%
22,886,791	Benchmark Mortgage Trust 0.69%, 07/15/2051(3)(4)	833,887
3,400,000	CSMC Trust 2.76%, 04/05/2033(1)	3,419,267
	FREMF Mortgage Trust
9,895,000	1 mo. USD LIBOR + 0.320%, 2.72%, 02/25/2020(2)	9,892,789
435,000	3.45%, 05/25/2045(1)(3)	435,156
955,000	3.76%, 11/25/2050(1)(3)	977,295
1,515,000	3.82%, 04/25/2048(1)(3)	1,572,106
1,325,000	3.85%, 10/25/2049(1)(3)	1,357,403
1,005,000	3.93%, 02/25/2050(1)(3)	1,034,147
700,000	3.98%, 10/25/2049(1)(3)	722,961
660,000	4.08%, 09/25/2049(1)(3)	693,121
4,580,000	4.11%, 04/25/2051(1)(3)	4,778,444
1,990,000	5.69%, 04/25/2020(1)(3)	2,027,688

		27,744,264

	Other ABS - 0.6%
1,925,000	United States Small Business Administration 3.07%, 05/01/2044	1,993,098

	Real Estate - 0.2%
6,765,000	Cantor Commercial Real Estate 1.31%, 05/15/2052	591,799

	Whole Loan Collateral CMO - 7.2%
	Angel Oak Mortgage Trust LLC
105,485	2.81%, 01/25/2047(1)(3)	105,433
3,327,392	2.93%, 05/25/2059(1)(3)	3,344,324
977,328	3.63%, 03/25/2049(1)(3)	989,957
2,615,437	CIM Trust 3.00%, 04/25/2057(1)(3)	2,633,245
1,642,114	COLT Mortgage Loan Trust 3.34%, 05/25/2049(1)(3)	1,668,167
	Deephaven Residential Mortgage Trust
253,228	2.73%, 12/26/2046(1)(3)	253,319
1,682,061	3.56%, 04/25/2059(1)(3)	1,700,079
774,745	LSTAR Securities Investment Trust 1 mo. USD LIBOR + 1.500%, 3.94%, 04/01/2024(1)(2)	774,310

Shares or Principal Amount		Market Value†
ASSET & COMMERCIAL MORTGAGE BACKED SECURITIES - 20.3% - (continued)
	Whole Loan Collateral CMO - 7.2% - (continued)
	Mill City Mortgage Loan Trust
$379,860	2.50%, 04/25/2057(1)(3)	$379,511
1,695,673	3.25%, 05/25/2062(1)(3)	1,718,995
	New Residential Mortgage Loan Trust
978,856	3.25%, 09/25/2056(1)(3)	996,535
1,531,105	3.60%, 04/25/2049(1)	1,553,204
1,178,580	3.75%, 03/25/2056(1)(3)	1,204,912
1,573,676	Spruce Hill Mortgage Loan Trust 3.40%, 04/29/2049(1)	1,588,151
	Towd Point Mortgage Trust
1,019,412	3.00%, 03/25/2054(1)(3)	1,022,298
2,399,000	3.75%, 04/25/2055(1)(3)	2,480,201
1,644,627	Verus Securitization Trust 3.21%, 04/25/2059(1)(3)	1,657,565

		24,070,206

	Total Asset & Commercial Mortgage Backed Securities (cost $67,031,059)	$67,948,791

U.S. GOVERNMENT AGENCIES - 67.9%
	Mortgage-Backed Agencies - 67.0%
	FHLMC - 29.2%
$68,450,000	1.38%, 05/01/2020	$68,059,157
5,234,210	1.57%, 01/25/2022	5,194,425
677,391	2.50%, 12/15/2026(4)	31,396
685,453	2.50%, 03/15/2028(4)	46,563
496,746	2.50%, 05/15/2028(4)	36,118
255,512	1 mo. USD LIBOR + 0.380%, 2.81%, 04/25/2020(2)	255,313
857,165	3.00%, 04/15/2028(4)	68,622
682,897	3.00%, 05/15/2032(4)	41,881
532,225	3.00%, 03/15/2033(4)	59,309
3,757,754	3.00%, 11/01/2036	3,818,918
132,705	3.00%, 09/01/2045	135,072
3,412,457	3.00%, 05/15/2046	3,481,866
815,496	3.00%, 08/15/2047	841,473
5,402,983	3.50%, 11/15/2025	5,568,043
745,205	3.50%, 06/15/2026(4)	37,942
273,777	3.50%, 09/15/2026(4)	22,951
467,901	3.50%, 03/15/2027(4)	34,958
1,493,825	3.50%, 01/15/2028(4)	130,169
272,587	4.00%, 07/15/2027(4)	24,490
788,533	4.00%, 03/15/2028(4)	62,791
428,125	4.00%, 06/15/2028(4)	36,352
971,651	4.00%, 07/15/2030(4)	90,856
1,586,892	4.50%, 02/15/2027(4)	150,029
1,892,210	4.50%, 05/15/2034	1,999,070
679,169	5.00%, 09/15/2033(4)	114,534
1,525,568	5.00%, 09/15/2036(4)	301,220
509,414	1 mo. USD LIBOR + 2.900%, 5.30%, 07/25/2028(2)	515,429
3,360	5.50%, 06/01/2034	3,671
28,402	5.50%, 10/01/2035	31,544
47,985	5.50%, 04/01/2037	53,243
670,711	5.50%, 12/01/2037	732,309
231,529	5.50%, 04/01/2038	251,699
13,119	5.50%, 05/01/2038	14,370
1,072,998	5.50%, 08/01/2038	1,192,150
2,198	5.50%, 12/01/2039	2,392
16,376	6.00%, 10/01/2021	17,935
28,104	6.00%, 10/01/2022	30,779
47,677	6.00%, 01/01/2028	52,314
15,957	6.00%, 04/15/2028	17,566
29,280	6.00%, 05/15/2028(5)	32,316
37,233	6.00%, 11/15/2028	40,963

The accompanying notes are an integral part of these financial statements.

100

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 67.9% - (continued)
	Mortgage-Backed Agencies - 67.0% - (continued)
	FHLMC - 29.2% - (continued)
$67,088	6.00%, 12/15/2028	$74,344
141,993	6.00%, 01/15/2029	156,472
32,769	6.00%, 02/15/2029	36,098
36,515	6.00%, 03/15/2029	40,297
24,305	6.00%, 05/15/2029	26,734
5,525	6.00%, 06/15/2029	6,104
1,530	6.00%, 03/15/2031	1,713
70,361	6.00%, 04/15/2031	77,975
30,504	6.00%, 10/15/2031	34,236
38,369	6.00%, 12/01/2031	43,527
226,373	6.00%, 12/15/2031(5)	254,808
316,407	6.00%, 12/15/2031	354,189
10,980	6.00%, 05/15/2032	12,116
670,806	6.00%, 06/15/2032	740,562
576,290	6.00%, 09/15/2032	648,936
52,737	6.00%, 10/15/2032	60,812
421	6.00%, 11/01/2032	478
40,732	6.00%, 11/15/2032	45,994
14,213	6.00%, 04/01/2033	15,568
14,460	6.00%, 09/01/2034	16,397
4,148	6.50%, 04/01/2028	4,604
215,810	6.50%, 08/15/2028	240,251
494,129	6.50%, 05/15/2032	565,870
77,513	6.50%, 08/01/2032	88,648
187,311	6.50%, 09/01/2032	217,142
8,793	7.00%, 10/01/2026	8,789
2,234	7.00%, 03/01/2027	2,389
1,671	7.00%, 12/01/2027	1,674
764	7.00%, 02/01/2029	875
458	7.00%, 05/01/2029	526
455	7.00%, 09/01/2029	470
424	7.00%, 02/01/2031	493
63,582	7.00%, 04/01/2032	73,916
55,478	7.00%, 05/01/2032	56,484
47,159	7.00%, 06/01/2032	55,084
67,330	7.00%, 11/01/2032	76,440
1,858	7.50%, 05/01/2024	1,979
398	7.50%, 06/01/2024	399
902	7.50%, 06/01/2025	965
3,272	8.00%, 08/01/2024	3,300
3,953	8.00%, 09/01/2024	4,041
59	8.00%, 10/01/2024	63

		97,683,960

	FNMA - 30.5%
1,234,498	1.77%, 04/25/2055(3)(4)	72,039
1,584,269	1.80%, 06/25/2055(3)(4)	86,297
2,109,462	1.88%, 08/25/2044(3)(4)	119,033
1,125,287	2.00%, 09/25/2039	1,086,428
665,923	2.05%, 11/01/2023	666,403
3,293,263	2.22%, 10/01/2022	3,301,011
200,000	2.45%, 11/01/2022	200,743
23,149	2.50%, 01/01/2043	23,079
265,168	2.54%, 03/01/2023	268,529
2,500,000	2.68%, 05/01/2025	2,556,934
82,865	2.74%, 04/01/2022	84,401
85,982	2.83%, 06/01/2022	87,568
1,129,788	1 mo. USD LIBOR + 0.400%, 2.84%, 10/25/2024(2)	1,123,378
1,049,153	1 mo. USD LIBOR + 0.400%, 2.84%, 08/25/2025(2)	1,043,897
909,660	1 mo. USD LIBOR + 0.490%, 2.93%, 04/25/2024(2)	909,703
241,157	2.94%, 06/01/2022	246,436
1,200,934	3.00%, 02/25/2027(4)	73,286

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 67.9% - (continued)
	Mortgage-Backed Agencies - 67.0% - (continued)
	FNMA - 30.5% - (continued)
$1,287,089	3.00%, 07/25/2027(4)	$86,119
501,527	3.00%, 09/25/2027(4)	37,135
57,177	3.00%, 12/01/2030	58,449
1,243,770	3.00%, 06/25/2043	1,277,232
5,775,000	3.00%, 07/01/2049(6)	5,824,291
175,229	3.02%, 04/01/2022	175,425
515,000	3.07%, 06/01/2027	536,893
7,262,243	3.11%, 10/01/2021	7,408,044
563,106	3.25%, 12/01/2021	577,179
337,881	3.26%, 01/01/2022	348,403
213,360	3.50%, 11/01/2020	215,786
2,875,294	3.50%, 04/25/2027(4)	236,647
524,722	3.50%, 05/25/2027(4)	45,876
872,428	3.50%, 10/25/2027(4)	79,550
267,365	3.50%, 08/25/2030(4)	27,670
591,259	3.50%, 02/25/2031(4)	44,395
546,762	3.50%, 09/25/2035(4)	68,674
10,071,380	3.50%, 04/25/2044	10,558,207
3,272,033	3.50%, 03/25/2045	3,384,009
503,203	3.50%, 10/25/2046(4)	99,776
3,321,287	3.50%, 01/25/2047	3,458,779
2,513,000	3.50%, 07/01/2049(6)	2,569,248
2,315,533	3.50%, 10/25/2056	2,420,515
473,320	3.51%, 11/01/2021	486,857
1,035,050	3.59%, 09/01/2030	1,120,379
1,695,986	3.65%, 11/01/2021	1,748,975
82,277	3.65%, 08/01/2023	86,929
987,694	3.73%, 07/01/2022	1,022,934
994,702	3.75%, 09/01/2023	1,055,599
91,441	3.81%, 11/01/2023	98,133
277,390	3.85%, 01/01/2024	296,800
375,578	3.89%, 10/01/2023	401,383
2,700,000	3.98%, 07/01/2021	2,795,197
79,691	3.99%, 07/01/2021	82,094
808,522	4.00%, 05/25/2027(4)	68,183
27,200,000	4.00%, 07/01/2049(6)	28,112,156
1,164,031	4.50%, 10/01/2040	1,250,214
511,664	4.50%, 10/01/2041	549,516
2,569,405	4.50%, 02/25/2042(4)	310,388
1,529,306	4.50%, 01/01/2043	1,642,398
474,819	4.50%, 09/01/2043	509,913
1,490,876	4.50%, 08/01/2044	1,601,159
90,420	5.00%, 06/01/2025	93,156
205,214	5.47%, 05/25/2042(3)(4)	19,937
5,988	5.50%, 08/01/2019	5,974
145,276	6.00%, 10/01/2023	159,024
20,609	6.00%, 10/25/2028	22,690
7,807	6.00%, 11/25/2028	8,650
29,998	6.00%, 04/25/2029	32,980
488	6.00%, 05/01/2029	547
24,171	6.00%, 05/25/2029	26,649
21,013	6.00%, 06/25/2029(5)	23,442
49,289	6.00%, 07/25/2029	54,496
247,274	6.00%, 05/25/2031(5)	272,592
83,560	6.00%, 09/25/2031	93,240
20,757	6.00%, 11/25/2031	22,929
372,512	6.00%, 12/25/2031	416,179
206,496	6.00%, 01/01/2032	229,854
217	6.00%, 04/01/2032	237
282	6.00%, 05/01/2032	320
1,400	6.00%, 09/25/2032	1,585
77,886	6.00%, 11/01/2032	85,324
35,753	6.00%, 02/01/2033	40,504
186,089	6.00%, 03/01/2033	210,946

The accompanying notes are an integral part of these financial statements.

101

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 67.9% - (continued)
	Mortgage-Backed Agencies - 67.0% - (continued)
	FNMA - 30.5% - (continued)
$606,213	6.00%, 05/01/2033	$687,297
4,538	6.00%, 08/01/2034	4,967
158,836	6.00%, 01/01/2035	179,068
1,779,935	6.00%, 02/01/2037	2,015,498
1,453,199	6.00%, 01/25/2042(4)	234,570
1,024,475	6.00%, 09/25/2047(4)	238,754
17	6.50%, 04/01/2024	19
101	6.50%, 04/01/2027	112
12,211	6.50%, 04/01/2028	13,544
103	6.50%, 05/01/2028	114
6,028	6.50%, 10/01/2028	6,745
107,421	6.50%, 11/01/2028	119,669
53,889	6.50%, 12/01/2028	60,899
259,940	6.50%, 06/25/2029	279,185
165,619	6.50%, 08/01/2029	188,461
785	6.50%, 11/01/2030	871
3,795	6.50%, 05/01/2031	4,400
125,417	6.50%, 10/25/2031	142,296
771,140	6.50%, 08/01/2032	891,910
50,114	6.50%, 09/01/2032	55,586
200	7.00%, 11/01/2031	204
156,038	7.00%, 02/01/2032	180,873
3,284	7.50%, 06/01/2023	3,458
1,398	8.00%, 10/01/2029	1,594
69	8.00%, 03/01/2030	70
4,413	8.00%, 04/01/2030	5,260
13	8.00%, 06/01/2030	13
12,180	8.00%, 10/01/2030	14,627
24,626	8.00%, 12/01/2030	28,034
31	9.00%, 08/01/2020	31
9,804	9.00%, 09/01/2021	9,841

		101,915,899

	GNMA - 7.3%
245,439	1.75%, 09/20/2043	240,734
1,810,455	2.50%, 12/16/2039	1,837,227
594,212	3.00%, 09/20/2028(4)	46,884
370,260	3.00%, 02/16/2043(4)	54,402
2,662,381	3.00%, 04/20/2045	2,734,472
242,085	3.50%, 02/16/2027(4)	20,145
598,968	3.50%, 03/20/2027(4)	54,260
558,839	3.50%, 07/20/2040(4)	49,342
830,589	3.50%, 02/20/2041(4)	80,106
1,452,720	3.50%, 04/20/2042(4)	133,703
2,109,360	3.50%, 10/20/2042(4)	347,736
167,242	3.50%, 05/20/2043(4)	23,858
1,251,452	3.50%, 07/20/2043(4)	168,307
3,316,968	3.50%, 01/20/2048	3,466,882
5,560,000	3.50%, 07/01/2049(6)	5,743,523
2,600,000	3.50%, 08/01/2049(6)	2,682,672
178,664	4.00%, 12/16/2026(4)	15,848
2,535,205	4.00%, 05/20/2029(4)	234,219
410,693	4.00%, 03/20/2043(4)	84,327
200,066	4.00%, 01/20/2044(4)	40,203
1,415,318	4.00%, 03/20/2047(4)	226,248
2,187,465	4.00%, 07/20/2047(4)	361,064
577,416	4.50%, 04/20/2045(4)	128,147
622,109	5.00%, 01/20/2034	668,990
1,708,142	5.00%, 02/16/2040(4)	361,700
494,200	5.00%, 05/20/2040(4)	109,793
1,473,759	5.00%, 03/16/2044(4)	269,937
394,480	5.00%, 01/16/2047(4)	82,712
797,685	5.50%, 09/20/2033	885,828
1,256,621	5.50%, 03/20/2039(4)	274,381
1,252,041	5.50%, 02/16/2047(4)	265,282
755,299	5.50%, 02/20/2047(4)	153,920
332,864	6.00%, 01/15/2033	379,701

Shares or Principal Amount		Market Value†
U.S. GOVERNMENT AGENCIES - 67.9% - (continued)
	Mortgage-Backed Agencies - 67.0% - (continued)
	GNMA - 7.3% - (continued)
$250,536	6.00%, 02/15/2033	$278,944
1,347,008	6.00%, 09/20/2040(4)	302,985
1,088,211	6.00%, 02/20/2046(4)	229,185
28,161	6.50%, 12/15/2028	31,970
23,159	6.50%, 05/15/2029	26,362
20,032	6.50%, 09/15/2031	22,008
183,059	6.50%, 10/15/2031	201,110
186,021	6.50%, 11/15/2031	204,432
162,524	6.50%, 01/15/2032	178,549
10,125	7.00%, 06/20/2030	11,161
10,788	7.00%, 05/15/2032	12,625
42,641	7.00%, 07/15/2032	47,653
76,832	7.00%, 09/15/2032	79,873
454,649	7.00%, 10/15/2032(7)	519,284
2,341	7.50%, 01/15/2023	2,346
510	7.50%, 05/15/2023	530
2,333	7.50%, 06/15/2023	2,373
741	7.50%, 07/15/2023	743
4,411	7.50%, 08/15/2023	4,473
4,597	7.50%, 09/15/2023	4,606
3,371	7.50%, 10/15/2023	3,551
8,211	7.50%, 11/15/2023	8,514
1,086	7.50%, 12/15/2023	1,088
1,169	7.50%, 02/15/2024	1,168
125	7.50%, 05/15/2024	132
33,373	7.50%, 07/15/2027	36,099
32,048	7.50%, 04/20/2030	37,234
7,109	8.50%, 09/15/2024	7,693
837	8.50%, 06/15/2029	860
3,398	8.50%, 10/15/2029	3,482
2,096	8.50%, 01/15/2030	2,343
7,615	8.50%, 02/15/2030	7,637
677	8.50%, 03/15/2030	697

		24,498,263

		224,098,122

	Other Direct Federal Obligations - 0.9%
	SLM Student Loan Trust - 0.9%
3,104,322	Nelnet Student Loan Trust 1 mo. USD LIBOR + 0.770%, 3.17%, 09/25/2065(1)(2)	3,080,873

		3,080,873

	Total U.S. Government Agencies (cost $226,275,930)	$227,178,995

U.S. GOVERNMENT SECURITIES - 24.0%
	Other Direct Federal Obligations - 1.5%
$4,825,000	FHLB 1.88%, 08/01/2019	$4,823,256

		4,823,256

	U.S. Treasury Securities - 22.5%
	U.S. Treasury Notes - 22.5%
7,108,457	0.88%, 01/15/2029(8)	7,482,085
8,907,000	1.88%, 07/31/2022	8,947,012
8,471,000	2.38%, 05/15/2029	8,753,918
21,962,000	2.75%, 08/31/2023	22,849,059
26,188,000	2.75%, 11/15/2023(7)(9)	27,288,714

		75,320,788

		75,320,788

	Total U.S. Government Securities (cost $78,701,953)	$80,144,044

	Total Long-Term Investments (cost $372,008,942)	$375,271,830

The accompanying notes are an integral part of these financial statements.

102

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 1.1%
	Other Investment Pools & Funds - 1.1%
3,661,496	Fidelity Institutional Government Fund, Institutional Class, 2.27%(10)	$3,661,496

	Total Short-Term Investments (cost $3,661,496)	$3,661,496

Total Investments (cost $375,670,438)	113.3%	$378,933,326
Other Assets and Liabilities	(13.3)%	(44,334,693)

Total Net Assets	100.0%	$334,598,633

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.
(1)

Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2019, the aggregate value of these securities was $53,486,588, representing 16.0% of net assets.

(2)	Variable rate securities; the rate reported is the coupon rate in effect at June 30, 2019.

(3)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(4)	Securities disclosed are interest-only strips.

(5)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.

(6)	Represents or includes a TBA transaction.

(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.

(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(9)	This security, or a portion of this security, has been pledged as collateral in connection with centrally cleared swap contracts.

(10)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2019
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
U.S. Treasury 5-Year Note Future	553	09/30/2019	$65,340,406	$809,576
U.S. Treasury 10-Year Note Future	377	09/19/2019	48,244,219	528,754
U.S. Treasury 10-Year Ultra Future	14	09/19/2019	1,933,750	51,301

Total				$1,389,631

Short position contracts:
U.S. Treasury 2-Year Note Future	6	09/30/2019	$1,291,078	$(4,324)
U.S. Treasury Long Bond Future	2	09/19/2019	311,188	(8,449)

Total				$(12,773)

Total futures contracts				$1,376,858

TBA Sale Commitments Outstanding at June 30, 2019
Description	Principal Amount	Maturity Date	Market Value†	Unrealized Appreciation/ (Depreciation)
FNMA, 3.50%	$6,475,000	07/01/2049	$(6,619,928)	$(23,270)
FNMA, 4.50%	2,300,000	07/01/2049	(2,403,388)	(247)
GNMA, 3.00%	5,950,000	07/01/2049	(6,080,389)	(35,454)

Total (proceeds receivable $15,044,734)			$(15,103,705)	$(58,971)

At June 30, 2019, the aggregate market value of TBA Sale Commitments represents (4.5)% of total net assets.

The accompanying notes are an integral part of these financial statements.

103

Hartford U.S. Government Securities HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Centrally Cleared Interest Rate Swap Contracts Outstanding at June 30, 2019
Payments made by Fund	Payments received by Fund	Notional Amount		Expiration Date	Periodic Payment Frequency	Upfront Premiums Paid	Upfront Premiums Received	Value†	Unrealized Appreciation/ (Depreciation)
3 Mo. USD LIBOR	2.95% Fixed	USD	6,201,000	06/18/23	Semi-Annual	$—	$—	$(291,228)	$(291,228)
3 Mo. USD LIBOR	3.00% Fixed	USD	4,916,000	04/30/25	Semi-Annual	—	(41)	(335,990)	(335,949)
3 Mo. USD LIBOR	2.79% Fixed	USD	15,286,000	09/30/25	Semi-Annual	—	—	(907,701)	(907,701)
3 Mo. USD LIBOR	2.25% Fixed	USD	4,492,000	03/21/28	Semi-Annual	43,256	—	(133,693)	(176,949)
3 Mo. USD LIBOR	2.83% Fixed	USD	2,082,000	12/21/28	Semi-Annual	—	—	(164,183)	(164,183)

Total						$43,256	$(41)	$(1,832,795)	$(1,876,010)

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$67,948,791	$—	$67,948,791	$—
U.S. Government Agencies	227,178,995	—	227,178,995	—
U.S. Government Securities	80,144,044	—	80,144,044	—
Short-Term Investments	3,661,496	3,661,496	—	—
Futures Contracts(2)	1,389,631	1,389,631	—	—

Total	$380,322,957	$5,051,127	$375,271,830	$—

Liabilities
Futures Contracts(2)	$(12,773)	$(12,773)	$—	$—
Swaps - Interest Rate(2)	(1,876,010)	—	(1,876,010)	—
TBA Sale Commitments	(15,103,705)	—	(15,103,705)	—

Total	$(16,992,488)	$(12,773)	$(16,979,715)	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.

The accompanying notes are an integral part of these financial statements.

104

Hartford Value HLS Fund

Schedule of Investments

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Banks - 13.4%
484,550	Bank of America Corp.	$14,051,950
149,475	Citigroup, Inc.	10,467,734
170,442	JP Morgan Chase & Co.	19,055,416
32,860	M&T Bank Corp.	5,588,500
69,140	PNC Financial Services Group, Inc.	9,491,539

		58,655,139

	Capital Goods - 8.6%
34,160	Caterpillar, Inc.	4,655,666
103,280	Fortune Brands Home & Security, Inc.	5,900,387
39,235	Ingersoll-Rand plc	4,969,898
25,940	L3Harris Technologies, Inc.	4,906,032
16,980	Lockheed Martin Corp.	6,172,909
176,190	nVent Electric plc	4,367,750
51,410	United Technologies Corp.	6,693,582

		37,666,224

	Consumer Durables & Apparel - 1.4%
70,340	Skechers USA, Inc. Class A*	2,215,006
127,660	Tapestry, Inc.	4,050,652

		6,265,658

	Consumer Services - 1.0%
46,663	Hilton Worldwide Holdings, Inc.	4,560,842

	Diversified Financials - 3.3%
12,595	BlackRock, Inc.	5,910,833
219,400	Invesco Ltd.	4,488,924
81,540	TD Ameritrade Holding Corp.	4,070,477

		14,470,234

	Energy - 8.4%
44,910	Concho Resources, Inc.	4,633,814
67,130	EOG Resources, Inc.	6,253,831
208,105	Exxon Mobil Corp.	15,947,086
200,350	Noble Energy, Inc.	4,487,840
34,800	Pioneer Natural Resources Co.	5,354,328

		36,676,899

	Food & Staples Retailing - 1.0%
121,730	US Foods Holding Corp.*	4,353,065

	Food, Beverage & Tobacco - 3.2%
104,530	Mondelez International, Inc. Class A	5,634,167
104,240	Philip Morris International, Inc.	8,185,967

		13,820,134

	Health Care Equipment & Services - 7.7%
31,050	Anthem, Inc.	8,762,620
123,652	Koninklijke Philips N.V.	5,375,885
100,236	Medtronic plc	9,761,984
25,015	UnitedHealth Group, Inc.	6,103,910
33,470	Zimmer Biomet Holdings, Inc.	3,940,758

		33,945,157

	Household & Personal Products - 1.1%
78,100	Unilever N.V.	4,742,232

	Insurance - 6.3%
103,155	American International Group, Inc.	5,496,099
45,690	Assurant, Inc.	4,860,502
49,530	Chubb Ltd.	7,295,274
58,700	Intact Financial Corp.	5,424,668
89,890	MetLife, Inc.	4,464,836

		27,541,379

	Materials - 4.6%
51,010	Celanese Corp.	5,498,878
111,573	Dow, Inc.*	5,501,665

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Materials - 4.6% - (continued)
62,690	FMC Corp.	$5,200,135
89,680	Sealed Air Corp.	3,836,510

		20,037,188

	Media & Entertainment - 2.5%
261,070	Comcast Corp. Class A	11,038,040

	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
35,370	Allergan plc	5,921,999
144,830	AstraZeneca plc ADR	5,978,582
43,870	Eli Lilly & Co.	4,860,357
129,130	Merck & Co., Inc.	10,827,551
302,190	Pfizer, Inc.	13,090,871
22,898	Roche Holding AG	6,438,635

		47,117,995

	Real Estate - 3.3%
149,660	Brixmor Property Group, Inc. REIT	2,675,921
57,520	Crown Castle International Corp. REIT	7,497,732
112,570	Gaming and Leisure Properties, Inc. REIT	4,387,978

		14,561,631

	Retailing - 2.1%
2,470	Booking Holdings, Inc.*	4,630,534
22,950	Home Depot, Inc.	4,772,911

		9,403,445

	Semiconductors & Semiconductor Equipment - 6.7%
48,370	Analog Devices, Inc.	5,459,522
239,300	Intel Corp.	11,455,291
37,250	KLA-Tencor Corp.	4,402,950
69,735	Maxim Integrated Products, Inc.	4,171,547
104,010	Micron Technology, Inc.*	4,013,746

		29,503,056

	Technology Hardware & Equipment - 4.7%
239,300	Cisco Systems, Inc.	13,096,889
64,300	NetApp, Inc.	3,967,310
736,430	Nokia Oyj ADR(1)	3,689,514

		20,753,713

	Telecommunication Services - 2.7%
207,410	Verizon Communications, Inc.	11,849,333

	Transportation - 1.1%
27,460	Union Pacific Corp.	4,643,761

	Utilities - 5.0%
85,370	Dominion Energy, Inc.	6,600,808
41,850	Entergy Corp.	4,307,621
83,775	Eversource Energy	6,346,794
34,820	Sempra Energy	4,785,661

		22,040,884

	Total Common Stocks (cost $345,394,122)	$433,646,009

SHORT-TERM INVESTMENTS - 2.1%
	Other Investment Pools & Funds - 1.2%
5,169,204	BlackRock Liquidity Funds, FedFund Portfolio, Institutional Class, 2.35%(2)	$5,169,204

	Securities Lending Collateral - 0.9%
195,277	Citibank NA DDCA, 2.36%, 7/1/2019(2)	195,277
1,772,612	Fidelity Investments Money Market Funds, Government Portfolio, Institutional Class, 2.28%(2)	1,772,612
247,053	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 2.28%(2)	247,053

The accompanying notes are an integral part of these financial statements.

105

Hartford Value HLS Fund

Schedule of Investments – (continued)

June 30, 2019 (Unaudited)

Shares or Principal Amount		Market Value†
SHORT-TERM INVESTMENTS - 2.1% - (continued)
	Securities Lending Collateral - 0.9% - (continued)
751,168	Invesco Government & Agency Portfolio, Institutional Class, 2.25%(2)	$751,168
875,556	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 2.29%(2)	875,556
63,878	Western Asset Institutional Government Reserves Fund, Institutional Class, 2.21%(2)	63,878

		3,905,544

	Total Short-Term Investments (cost $9,074,748)	$9,074,748

Total Investments (cost $354,468,870)	100.9%	$442,720,757
Other Assets and Liabilities	(0.9)%	(3,785,723)

Total Net Assets	100.0%	$438,935,034

Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.

See “Glossary” for abbreviation descriptions.

*	Non-income producing.

(1)	Represents entire or partial securities on loan. See Note 8 in the accompanying Notes to Financial Statements for securities lending information.

(2)	Current yield as of period end.

†	See Significant Accounting Policies of accompanying Notes to Financial Statements regarding valuation of investments.

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of June 30, 2019 in valuing the Fund’s investments.

Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Banks	$58,655,139	$58,655,139	$—	$—
Capital Goods	37,666,224	37,666,224	—	—
Consumer Durables & Apparel	6,265,658	6,265,658	—	—
Consumer Services	4,560,842	4,560,842	—	—
Diversified Financials	14,470,234	14,470,234	—	—
Energy	36,676,899	36,676,899	—	—
Food & Staples Retailing	4,353,065	4,353,065	—	—
Food, Beverage & Tobacco	13,820,134	13,820,134	—	—
Health Care Equipment & Services	33,945,157	28,569,272	5,375,885	—
Household & Personal Products	4,742,232	4,742,232	—	—
Insurance	27,541,379	27,541,379	—	—
Materials	20,037,188	20,037,188	—	—
Media & Entertainment	11,038,040	11,038,040	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,117,995	40,679,360	6,438,635	—
Real Estate	14,561,631	14,561,631	—	—
Retailing	9,403,445	9,403,445	—	—
Semiconductors & Semiconductor Equipment	29,503,056	29,503,056	—	—
Technology Hardware & Equipment	20,753,713	20,753,713	—	—
Telecommunication Services	11,849,333	11,849,333	—	—
Transportation	4,643,761	4,643,761	—	—
Utilities	22,040,884	22,040,884	—	—
Short-Term Investments	9,074,748	9,074,748	—	—

Total	$442,720,757	$430,906,237	$11,814,520	$—

(1)	For the six-month period ended June 30, 2019, there were no transfers in and out of Level 3.

The accompanying notes are an integral part of these financial statements.

106

Hartford HLS Funds

Glossary (abbreviations used in preceding Schedules of Investments)

Counterparty Abbreviations:
BCLY	Barclays
BMO	Bank of Montreal
BNP	BNP Paribas Securities Services
BOA	Banc of America Securities LLC
CIBC	Canadian Imperial Bank of Commerce
CITI	Citigroup Global Markets, Inc.
CSI	Credit Suisse International
DEUT	Deutsche Bank Securities, Inc.
GSC	Goldman Sachs & Co.
JPM	JP Morgan Chase & Co.
MSC	Morgan Stanley

Currency Abbreviations:
ARS	Argentine Peso
EGP	Egyptian Pound
EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Index Abbreviations:
ABX.HE	Markit Asset Backed Security Home Equity
ABX.HE.PEN	Markit Asset Backed Security Home Equity Penultimate
CDX.EM	Credit Derivatives Emerging Markets
CDX.NA.HY	Credit Derivatives North American High Yield
CDX.NA.IG	Credit Derivatives North American Investment Grade
CMBX.NA	Markit Commercial Mortgage Backed North American
CMT	Constant Maturity Treasury Index
ICE	Intercontinental Exchange, Inc.
MSCI	Morgan Stanley Capital International
MTA	Monthly Treasury Average Index
S&P	Standard & Poors

Other Abbreviations:
ADR	American Depositary Receipt
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
DDCA	Dollars on Deposit in Custody Account
EM	Emerging Markets
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
MSCI	Morgan Stanley Capital International
OTC	Over-the-Counter
PIK	Payment-in-kind
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
USTMMR	U.S. Treasury Money Market Rate

Municipal Abbreviations:
Auth	Authority
Dev	Development
GO	General Obligation
PA	Port Authority
Rev	Revenue

107

Hartford HLS Funds

Statements of Assets and Liabilities

June 30, 2019 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund
Assets:
Investments in securities, at market value(1)	$2,059,996,348	$4,448,008,382	$631,535,229	$3,208,790,251	$515,124,004	$1,650,415,957	$236,052,617
Cash	—	350,515	—	30,334	—	—	480
Foreign currency	86,253	319,402	—	—	168,687	—	20,054
Unrealized appreciation on foreign currency contracts	—	—	—	—	—	—	—
Receivables:
Investment securities sold	6,375,910	7,289,668	1,895,162	12,454,538	187,404	5,469,511	—
Fund shares sold	95,619	25,625	3,496	979,069	267,408	561,552	5,501
Dividends and interest	6,677,696	4,795,587	506,675	2,918,878	234,735	257,157	85,000
Securities lending income	5,520	20,872	178	29	277	201	2,296
Variation margin on futures contracts	—	2,184,741	—	—	—	—	—
Tax reclaims	937,560	787,361	—	791,960	547,749	139,064	25,362
Other assets	5,526	4,211	11,106	7,651	11,414	16,916	9,321

Total assets	2,074,180,432	4,463,786,364	633,951,846	3,225,972,710	516,541,678	1,656,860,358	236,200,631

Liabilities:
Unrealized depreciation on foreign currency contracts	—	68,612	—	—	—	—	—
Obligation to return securities lending collateral	2,717,933	193,052	—	—	—	—	4,384,507
Payables:
Investment securities purchased	5,761,398	13,399,268	315,597	9,036,361	172,652	486,400	377,303
Fund shares redeemed	2,266,099	18,485,193	241,334	7,501,894	300,355	799,208	2,595,621
Investment management fees	996,911	2,316,628	376,970	1,696,601	311,256	813,241	157,186
Transfer agent fees	530	691	452	476	441	645	478
Accounting services fees	30,156	61,962	7,179	36,454	5,818	24,151	2,589
Board of Directors’ fees	13,281	28,567	3,950	20,172	3,085	8,882	2,122
Variation margin on futures contracts	1,677	—	—	—	—	—	—
Foreign taxes	—	46,754	—	—	—	—	—
Distribution fees	8,241	17,420	2,612	13,005	2,776	7,158	1,346
Accrued expenses	179,941	383,481	87,088	229,787	97,681	190,375	35,915

Total liabilities	11,976,167	35,001,628	1,035,182	18,534,750	894,064	2,330,060	7,557,067

Net assets	$2,062,204,265	$4,428,784,736	$632,916,664	$3,207,437,960	$515,647,614	$1,654,530,298	$228,643,564

Summary of Net Assets:
Capital stock and paid-in-capital	$1,449,681,086	$3,364,450,577	$350,385,166	$1,814,896,928	$291,161,306	$989,057,194	$136,669,687
Distributable earnings	612,523,179	1,064,334,159	282,531,498	1,392,541,032	224,486,308	665,473,104	91,973,877

Net assets	$2,062,204,265	$4,428,784,736	$632,916,664	$3,207,437,960	$515,647,614	$1,654,530,298	$228,643,564

Shares authorized	9,700,000,000	5,450,000,000	3,500,000,000	4,200,000,000	3,600,000,000	900,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$31.17	$48.46	$16.29	$23.01	$30.12	$43.44	$23.89

Shares outstanding	58,389,396	80,843,425	34,132,817	122,859,203	14,409,312	33,236,021	7,906,458

Net Assets	$1,820,182,754	$3,917,641,327	$556,098,428	$2,826,576,074	$434,000,358	$1,443,648,056	$188,888,175

Class IB: Net asset value per share	$31.64	$47.66	$16.09	$22.87	$29.77	$41.33	$22.57

Shares outstanding	7,650,138	10,023,435	4,774,143	16,652,605	2,742,653	3,896,796	1,761,234

Net Assets	$242,021,511	$477,713,290	$76,818,236	$380,861,886	$81,647,256	$161,039,139	$39,755,389

Class IC: Net asset value per share	$—	$47.92	$—	$—	$—	$42.19	$—

Shares outstanding	—	697,632	—	—	—	1,181,531	—

Net Assets	$—	$33,430,119	$—	$—	$—	$49,843,103	$—

Cost of investments	$1,688,626,789	$3,931,518,086	$450,323,221	$2,319,239,519	$385,023,670	$1,366,016,787	$204,194,584
Cost of foreign currency	$86,210	$319,325	$—	$—	$168,671	$—	$20,063

(1) Includes Investment in securities on loan, at market value	$2,648,283	$30,681,843	$—	$—	$—	$2,448,575	$5,718,464

The accompanying notes are an integral part of these financial statements.

108

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2019 (Unaudited)

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund
Assets:
Investments in securities, at market value(1)	$256,880,175	$1,236,688,411	$2,185,558,988	$95,714,688	$311,222,315	$1,367,863,621
Cash	—	—	—	—	9,035	—
Foreign currency	—	1,034,734	—	—	—	—
Unrealized appreciation on OTC swap contracts	—	—	—	—	—	—
Unrealized appreciation on foreign currency contracts	11,380	—	—	—	—	—
Receivables:
Investment securities sold	243,220	10,660,696	10,942,288	226,766	1,519,542	6,163,252
Fund shares sold	27,887	302,177	1,709,066	94,159	17,643	410,899
Dividends and interest	4,109,967	1,184,301	1,087,371	29,824	361,599	618,859
Securities lending income	—	58,088	5,049	4	813	9,174
Variation margin on futures contracts	—	—	—	—	—	—
Variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Tax reclaims	—	2,722,966	—	—	—	—
OTC swap contracts premiums paid	—	—	—	—	—	—
Other assets	11,869	10,869	9,106	19,451	11,964	12,845

Total assets	261,284,498	1,252,662,242	2,199,311,868	96,084,892	313,142,911	1,375,078,650

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	—	—	—	—
Bank overdraft	—	—	—	—	—	—
Obligation to return securities lending collateral	—	53,700	12,096,494	—	4,480,145	46,834,797
Unrealized depreciation on OTC swap contracts	—	—	—	—	—	—
Cash collateral due to broker on swap contracts	—	—	—	—	—	—
TBA sale commitments, at market value	—	—	—	—	—	—
Payables:
Investment securities purchased	4,729,772	13,309,757	2,679,875	329,318	1,656,136	13,716,603
Fund shares redeemed	55,185	5,324,966	5,364,655	31,828	76,355	1,021,584
Investment management fees	146,369	693,058	1,167,599	61,390	187,900	635,635
Transfer agent fees	417	700	709	396	410	679
Accounting services fees	2,927	13,914	24,543	1,074	3,461	18,822
Board of Directors’ fees	1,665	8,891	13,649	555	2,157	8,075
Variation margin on centrally cleared swap contracts	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Foreign taxes	—	—	—	—	—	—
Distribution fees	2,050	4,601	1,880	487	2,390	12,276
Written options	—	—	—	—	—	—
Accrued expenses	67,920	198,463	84,900	27,743	60,786	73,767
OTC swap contracts premiums received	—	—	—	—	—	—

Total liabilities	5,006,305	19,608,050	21,434,304	452,791	6,469,740	62,322,238

Net assets	$256,278,193	$1,233,054,192	$2,177,877,564	$95,632,101	$306,673,171	$1,312,756,412

Summary of Net Assets:
Capital stock and paid-in-capital	$253,314,096	$1,086,176,872	$1,272,515,862	$64,833,508	$224,656,705	$908,899,436
Distributable earnings	2,964,097	146,877,320	905,361,702	30,798,593	82,016,466	403,856,976

Net assets	$256,278,193	$1,233,054,192	$2,177,877,564	$95,632,101	$306,673,171	$1,312,756,412

Shares authorized	2,800,000,000	2,825,000,000	2,600,000,000	900,000,000	1,200,000,000	700,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$8.20	$16.52	$42.56	$9.16	$11.66	$33.11

Shares outstanding	23,945,236	66,467,944	49,880,492	8,861,973	20,224,725	28,593,744

Net Assets	$196,373,564	$1,097,976,371	$2,122,667,244	$81,133,222	$235,765,541	$946,868,849

Class IB: Net asset value per share	$8.05	$16.71	$41.33	$9.08	$11.58	$32.07

Shares outstanding	7,444,133	8,082,916	1,335,708	1,596,121	6,121,357	11,409,765

Net Assets	$59,904,629	$135,077,821	$55,210,320	$14,498,879	$70,907,630	$365,887,563

Class IC: Net asset value per share	$—	$—	$—	$—	$—	$—

Shares outstanding	—	—	—	—	—	—

Net Assets	$—	$—	$—	$—	$—	$—

Cost of investments	$257,779,633	$1,138,028,145	$1,624,960,844	$84,200,258	$277,903,511	$1,217,260,529
Cost of foreign currency	$—	$1,034,815	$—	$—	$—	$—
Proceeds of TBA sale commitments	$—	$—	$—	$—	$—	$—
Proceeds of written option contracts	$—	$—	$—	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$—	$3,616,026	$22,843,043	$—	$4,389,041	$54,284,551

The accompanying notes are an integral part of these financial statements.

109

Hartford HLS Funds

Statements of Assets and Liabilities – (continued)

June 30, 2019 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
Assets:
Investments in securities, at market value(1)	$644,359,460	$1,486,978,727	$2,685,684,609	$501,591,991	$378,933,326	$442,720,757
Cash	—	—	—	23,666	2,573	—
Foreign currency	4	125,649	269,190	—	—	29,233
Unrealized appreciation on OTC swap contracts	—	—	1,943,474	—	—	—
Unrealized appreciation on foreign currency contracts	—	—	166,657	—	—	—
Receivables:
Investment securities sold	967,644	7,464,780	346,489,446	5,900,000	26,194,906	—
Fund shares sold	112,316	20,931	819,031	177,936	253,657	118,846
Dividends and interest	272,473	1,468,683	13,100,537	1,769,694	1,471,522	340,108
Securities lending income	1,174	—	4,404	718	6,487	455
Variation margin on futures contracts	—	—	—	—	11,332	—
Variation margin on centrally cleared swap contracts	—	—	35,828	—	—	—
Tax reclaims	—	641,195	27,522	—	—	283,073
OTC swap contracts premiums paid	—	—	1,544,296	—	—	—
Other assets	12,749	7,277	7,812	11,433	18,470	14,452

Total assets	645,725,820	1,496,707,242	3,050,092,806	509,475,438	406,892,273	443,506,924

Liabilities:
Unrealized depreciation on foreign currency contracts	—	—	28,401	—	—	—
Bank overdraft	—	—	578,156	—	—	—
Obligation to return securities lending collateral	3,997,475	—	8,836,644	5,844,958	—	3,905,544
Unrealized depreciation on OTC swap contracts	—	—	2,270,279	—	—	—
Cash collateral due to broker on swap contracts	—	—	120,000	—	—	—
TBA sale commitments, at market value	—	—	77,012,553	—	15,103,705	—
Payables:
Investment securities purchased	4,917,865	—	814,685,469	10,029,755	56,022,397	206,479
Fund shares redeemed	1,911,249	1,205,932	1,255,544	86,500	813,172	150,870
Investment management fees	374,391	584,666	822,487	161,415	124,158	237,703
Transfer agent fees	467	426	458	419	414	466
Accounting services fees	9,162	17,071	31,461	5,650	3,863	4,967
Board of Directors’ fees	3,677	8,430	13,212	2,831	2,230	2,957
Variation margin on centrally cleared swap contracts	—	—	—	—	119,193	—
Variation margin on futures contracts	—	—	145,952	—	—	—
Distribution fees	1,784	4,578	7,502	2,115	1,970	2,093
Written options	—	—	10,500	—	—	—
Accrued expenses	83,959	157,047	192,607	68,556	102,538	60,811
OTC swap contracts premiums received	—	—	7,975,056	—	—	—

Total liabilities	11,300,029	1,978,150	913,986,281	16,202,199	72,293,640	4,571,890

Net assets	$634,425,791	$1,494,729,092	$2,136,106,525	$493,273,239	$334,598,633	$438,935,034

Summary of Net Assets:
Capital stock and paid-in-capital	$394,539,337	$883,861,083	$1,993,020,131	$478,211,765	$348,624,002	$285,819,974
Distributable earnings	239,886,454	610,868,009	143,086,394	15,061,474	(14,025,369)	153,115,060

Net assets	$634,425,791	$1,494,729,092	$2,136,106,525	$493,273,239	$334,598,633	$438,935,034

Shares authorized	1,500,000,000	4,200,000,000	5,000,000,000	14,000,000,000	700,000,000	800,000,000

Par value	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010	$0.0010

Class IA: Net asset value per share	$23.53	$94.42	$11.53	$10.27	$10.45	$14.93

Shares outstanding	24,699,930	14,410,074	166,268,131	42,004,707	26,503,925	25,267,552

Net Assets	$581,277,320	$1,360,541,650	$1,916,857,870	$431,444,176	$277,068,980	$377,316,214

Class IB: Net asset value per share	$21.67	$94.31	$11.45	$10.25	$10.43	$14.90

Shares outstanding	2,452,359	1,422,905	19,142,886	6,030,953	5,515,990	4,135,598

Net Assets	$53,148,471	$134,187,442	$219,248,655	$61,829,063	$57,529,653	$61,618,820

Cost of investments	$563,532,015	$1,066,373,890	$2,636,144,341	$500,061,117	$375,670,438	$354,468,870
Cost of foreign currency	$5	$125,587	$270,696	$—	$—	$29,218
Proceeds of TBA sale commitments	$—	$—	$76,786,559	$—	$15,044,734	$—
Proceeds of written option contracts	$—	$—	$4,823	$—	$—	$—

(1) Includes Investment in securities on loan, at market value	$5,587,811	$—	$8,562,645	$5,723,970	$—	$3,378,509

The accompanying notes are an integral part of these financial statements.

110

Hartford HLS Funds

Statements of Operations

For the Six-Month Period Ended June 30, 2019 (Unaudited)

	Hartford Balanced HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford Healthcare HLS Fund
Investment Income:
Dividends	$15,615,882	$38,599,212	$4,892,219	$41,585,802	$3,765,873	$2,527,331	$1,276,789
Interest	11,421,404	949,866	59,752	637,382	56,850	633,673	116,305
Securities lending	211,555	68,314	79,756	192,490	24,532	30,935	52,247
Less: Foreign tax withheld	(320,203)	(618,878)	—	(437,055)	(177,795)	(22,712)	(33,727)

Total investment income, net	26,928,638	38,998,514	5,031,727	41,978,619	3,669,460	3,169,227	1,411,614

Expenses:
Investment management fees	6,325,001	13,955,519	2,260,739	10,247,635	1,852,766	4,741,759	1,123,906
Administrative services fees
Class IC	—	38,881	—	—	—	55,153	—
Transfer agent fees
Class IA	2,415	3,647	2,361	2,612	2,332	3,517	2,393
Class IB	322	446	324	355	441	393	419
Class IC	—	30	—	—	—	113	—
Distribution fees
Class IB	297,337	586,994	92,750	470,231	98,232	190,808	48,405
Class IC	—	38,881	—	—	—	55,153	—
Custodian fees	11,687	34,412	3,840	9,412	10,053	11,353	5,895
Registration and filing fees	16,803	22,287	16,307	17,001	16,307	23,727	16,071
Accounting services fees	182,156	373,352	43,032	220,201	34,611	140,765	18,634
Board of Directors’ fees	31,143	65,857	9,311	47,968	7,362	22,371	4,703
Audit fees	16,138	27,464	11,099	11,205	19,518	23,420	12,896
Other expenses	122,336	250,008	65,982	178,618	49,197	116,805	14,415

Total expenses (before waivers and fees paid indirectly)	7,005,338	15,397,778	2,505,745	11,205,238	2,090,819	5,385,337	1,247,737

Management fee waivers	(303,593)	—	—	—	—	—	—
Commission recapture	(10,567)	(11,280)	(1,491)	(9,589)	(869)	(3,948)	(1,290)

Total waivers and fees paid indirectly	(314,160)	(11,280)	(1,491)	(9,589)	(869)	(3,948)	(1,290)

Total expenses, net	6,691,178	15,386,498	2,504,254	11,195,649	2,089,950	5,381,389	1,246,447

Net Investment Income (Loss)	20,237,460	23,612,016	2,527,473	30,782,970	1,579,510	(2,212,162)	165,167

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	54,708,781	108,700,277	29,895,209	95,520,903	22,686,866	80,627,176	34,499,066
Less: Foreign taxes paid on realized capital gains	—	(4,727)	—	—	—	—	—
Net realized gain (loss) on futures contracts	329,094	7,211,631	—	—	—	—	—
Net realized gain (loss) on foreign currency contracts	—	(125,468)	—	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	(7,583)	(56,005)	—	6,720	(6,585)	10,907	(4,515)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	55,030,292	115,725,708	29,895,209	95,527,623	22,680,281	80,638,083	34,494,551

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	180,531,889	692,552,928	78,604,717	325,121,293	75,609,135	303,501,600	9,426,086
Net unrealized appreciation (depreciation) of futures contracts	(20,739)	3,254,929	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	276,970	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	12,324	557	—	(92)	12,166	2,589	345

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	180,523,474	696,085,384	78,604,717	325,121,201	75,621,301	303,504,189	9,426,431

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	235,553,766	811,811,092	108,499,926	420,648,824	98,301,582	384,142,272	43,920,982

Net Increase (Decrease) in Net Assets Resulting from Operations	$255,791,226	$835,423,108	$111,027,399	$451,431,794	$99,881,092	$381,930,110	$44,086,149

The accompanying notes are an integral part of these financial statements.

111

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2019 (Unaudited)

	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford MidCap Growth HLS Fund	Hartford MidCap Value HLS Fund	Hartford Small Cap Growth HLS Fund
Investment Income:
Dividends	$13,677	$24,763,826	$6,943,601	$245,178	$3,073,744	$3,859,109
Interest	8,342,133	301,654	26,475	15,195	43,071	235,380
Securities lending	—	327,287	49,338	20,141	6,847	356,749
Less: Foreign tax withheld	—	(2,737,911)	(56,425)	—	(23,223)	—

Total investment income, net	8,355,810	22,654,856	6,962,989	280,514	3,100,439	4,451,238

Expenses:
Investment management fees	892,507	4,167,320	6,887,167	353,906	1,221,483	3,866,818
Administrative services fees
Class IC	—	—	—	—	—	—
Transfer agent fees
Class IA	1,981	3,159	4,100	2,110	1,949	2,676
Class IB	610	388	107	368	586	1,037
Class IC	—	—	—	—	—	—
Distribution fees
Class IB	75,059	163,254	65,715	16,439	88,168	444,123
Class IC	—	—	—	—	—	—
Custodian fees	4,208	34,552	10,111	2,376	5,141	6,254
Registration and filing fees	15,811	16,804	18,397	17,400	16,307	18,170
Accounting services fees	17,850	83,629	144,553	6,193	21,376	114,517
Board of Directors’ fees	3,942	18,555	31,171	1,289	4,763	18,930
Audit fees	16,009	25,774	11,130	11,327	11,177	11,267
Other expenses	38,502	114,556	79,460	13,713	32,172	61,956

Total expenses (before waivers and fees paid indirectly)	1,066,479	4,627,991	7,251,911	425,121	1,403,122	4,545,748

Management fee waivers	—	—	—	—	(61,074)	—
Commission recapture	—	(4,015)	(4,996)	(168)	(2,007)	(6,197)

Total waivers and fees paid indirectly	—	(4,015)	(4,996)	(168)	(63,081)	(6,197)

Total expenses, net	1,066,479	4,623,976	7,246,915	424,953	1,340,041	4,539,551

Net Investment Income (Loss)	7,289,331	18,030,880	(283,926)	(144,439)	1,760,398	(88,313)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	(6,014,021)	(31,571,031)	44,654,310	2,332,528	9,230,635	36,677,782
Less: Foreign taxes paid on realized capital gains	—	—	—	—	—	—
Net realized gain (loss) on purchased options contracts	—	—	—	—	—	—
Net realized gain (loss) on futures contracts	—	—	—	—	—	—
Net realized gain (loss) on written options contracts	—	—	—	—	—	—
Net realized gain (loss) on swap contracts	—	—	—	—	—	—
Net realized gain (loss) on foreign currency contracts	97,807	(16,254)	—	—	—	—
Net realized gain (loss) on other foreign currency transactions	2,664	(160,537)	4,397	—	2,461	—

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	(5,913,550)	(31,747,822)	44,658,707	2,332,528	9,233,096	36,677,782

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	23,062,865	218,731,708	420,099,039	18,765,856	37,339,100	225,724,474
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	—	—	—	—
Net unrealized appreciation (depreciation) of foreign currency contracts	(4,470)	—	—	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	397	8,340	—	—	(40)	—

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	23,058,792	218,740,048	420,099,039	18,765,856	37,339,060	225,724,474

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	17,145,242	186,992,226	464,757,746	21,098,384	46,572,156	262,402,256

Net Increase (Decrease) in Net Assets Resulting from Operations	$24,434,573	$205,023,106	$464,473,820	$20,953,945	$48,332,554	$262,313,943

The accompanying notes are an integral part of these financial statements.

112

Hartford HLS Funds

Statements of Operations – (continued)

For the Six-Month Period Ended June 30, 2019 (Unaudited)

	Hartford Small Company HLS Fund	Hartford Stock HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund
Investment Income:
Dividends	$1,690,520	$14,940,467	$41,837	$—	$—	$5,831,086
Interest	139,795	232,768	39,708,211	6,677,625	4,422,015	54,400
Securities lending	13,502	—	23,650	10,148	6,487	33,795
Less: Foreign tax withheld	—	(81,601)	(15,158)	—	—	(79,659)

Total investment income, net	1,843,817	15,091,634	39,758,540	6,687,773	4,428,502	5,839,622

Expenses:
Investment management fees	2,222,392	3,415,986	4,869,744	972,391	746,206	1,455,335
Transfer agent fees
Class IA	2,505	2,414	2,568	2,370	2,144	2,388
Class IB	235	239	295	348	446	393
Distribution fees
Class IB	64,542	160,371	266,418	77,729	71,421	76,714
Custodian fees	5,305	5,492	17,105	3,630	3,942	3,472
Registration and filing fees	17,643	16,803	16,680	16,258	17,282	16,307
Accounting services fees	54,305	99,526	186,112	34,034	23,215	30,428
Board of Directors’ fees	8,770	21,142	31,773	7,384	5,196	6,749
Audit fees	20,619	16,057	24,286	16,000	23,035	11,213
Other expenses	53,633	101,442	162,320	45,219	49,487	40,551

Total expenses (before waivers and fees paid indirectly)	2,449,949	3,839,472	5,577,301	1,175,363	942,374	1,643,550

Management fee waivers	—	—	—	—	—	—
Commission recapture	(4,083)	(945)	—	—	—	(2,264)

Total waivers and fees paid indirectly	(4,083)	(945)	—	—	—	(2,264)

Total expenses, net	2,445,866	3,838,527	5,577,301	1,175,363	942,374	1,641,286

Net Investment Income (Loss)	(602,049)	11,253,107	34,181,239	5,512,410	3,486,128	4,198,336

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions:
Net realized gain (loss) on investments	50,721,108	62,313,768	18,267,665	(44,856)	2,055,461	17,849,097
Net realized gain (loss) on purchased options contracts	—	—	(962,631)	—	—	—
Net realized gain (loss) on futures contracts	—	—	14,392,919	—	4,158,692	—
Net realized gain (loss) on written options contracts	—	—	(117,136)	—	—	—
Net realized gain (loss) on swap contracts	—	—	(5,845,271)	—	(449,849)	—
Net realized gain (loss) on foreign currency contracts	—	—	742,540	—	—	—
Net realized gain (loss) on other foreign currency transactions	—	(26,419)	(58,312)	—	—	(623)

Net Realized Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	50,721,108	62,287,349	26,419,774	(44,856)	5,764,304	17,848,474

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions:
Net unrealized appreciation (depreciation) of investments	93,874,662	195,102,832	90,498,885	2,790,500	5,666,959	44,279,006
Net unrealized appreciation (depreciation) of purchased options contracts	—	—	487,693	—	—	—
Net unrealized appreciation (depreciation) of futures contracts	—	—	(4,485,155)	—	(255,184)	—
Net unrealized appreciation (depreciation) of written options contracts	—	—	219,260	—	—	—
Net unrealized appreciation (depreciation) of swap contracts	—	—	(2,752,262)	—	(1,529,978)	—
Net unrealized appreciation (depreciation) of foreign currency contracts	—	—	57,007	—	—	—
Net unrealized appreciation (depreciation) of translation of other assets and liabilities in foreign currencies	—	19,774	21,060	—	—	4,027

Net Changes in Unrealized Appreciation (Depreciation) of Investments, Other Financial Instruments and Foreign Currency Transactions	93,874,662	195,122,606	84,046,488	2,790,500	3,881,797	44,283,033

Net Gain (Loss) on Investments, Other Financial Instruments and Foreign Currency Transactions	144,595,770	257,409,955	110,466,262	2,745,644	9,646,101	62,131,507

Net Increase (Decrease) in Net Assets Resulting from Operations	$143,993,721	$268,663,062	$144,647,501	$8,258,054	$13,132,229	$66,329,843

The accompanying notes are an integral part of these financial statements.

113

Hartford HLS Funds

Statements of Changes in Net Assets

	Hartford Balanced HLS Fund		Hartford Capital Appreciation HLS Fund		Hartford Disciplined Equity HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$20,237,460	$42,139,010	$23,612,016	$47,501,815	$2,527,473	$4,594,725
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	55,030,292	182,656,507	115,725,708	503,833,446	29,895,209	72,774,676
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	180,523,474	(330,783,578)	696,085,384	(829,651,424)	78,604,717	(83,373,336)

Net Increase (Decrease) in Net Assets Resulting from Operations	255,791,226	(105,988,061)	835,423,108	(278,316,163)	111,027,399	(6,003,935)

Distributions to Shareholders:
Class IA	—	(123,979,008)	—	(454,718,791)	—	(59,926,122)
Class IB	—	(15,722,695)	—	(55,433,183)	—	(8,120,313)
Class IC	—	—	—	(3,306,481)	—	—

Total distributions	—	(139,701,703)	—	(513,458,455)	—	(68,046,435)

Capital Share Transactions:
Sold	6,241,009	17,623,057	13,723,140	41,412,513	8,181,528	8,267,277
Issued on reinvestment of distributions	—	139,701,703	—	513,458,455	—	68,046,434
Redeemed	(147,377,348)	(337,066,656)	(423,561,495)	(817,092,381)	(56,472,509)	(129,497,572)

Net (decrease) from capital share transactions	(141,136,339)	(179,741,896)	(409,838,355)	(262,221,413)	(48,290,981)	(53,183,861)

Net Increase (Decrease) in Net Assets	114,654,887	(425,431,660)	425,584,753	(1,053,996,031)	62,736,418	(127,234,231)

Net Assets:
Beginning of period	1,947,549,378	2,372,981,038	4,003,199,983	5,057,196,014	570,180,246	697,414,477

End of period	$2,062,204,265	$1,947,549,378	$4,428,784,736	$4,003,199,983	$632,916,664	$570,180,246

The accompanying notes are an integral part of these financial statements.

114

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Dividend and Growth HLS Fund		Hartford Global Growth HLS Fund		Hartford Growth Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$30,782,970	$61,938,823	$1,579,510	$1,764,762	$(2,212,162)	$(2,469,727)
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	95,527,623	372,873,247	22,680,281	68,672,082	80,638,083	314,646,983
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	325,121,201	(593,183,815)	75,621,301	(85,389,535)	303,504,189	(288,647,726)

Net Increase (Decrease) in Net Assets Resulting from Operations	451,431,794	(158,371,745)	99,881,092	(14,952,691)	381,930,110	23,529,530

Distributions to Shareholders:
Class IA	—	(367,065,830)	—	(38,893,548)	—	(183,161,141)
Class IB	—	(50,078,265)	—	(7,324,732)	—	(21,414,890)
Class IC	—	—	—	—	—	(5,228,239)

Total distributions	—	(417,144,095)	—	(46,218,280)	—	(209,804,270)

Capital Share Transactions:
Sold	30,893,139	61,469,849	8,382,024	36,885,058	29,620,449	50,069,414
Issued on reinvestment of distributions	—	417,144,095	—	46,218,280	—	209,804,270
Redeemed	(235,912,790)	(561,723,069)	(39,810,472)	(91,759,918)	(114,484,655)	(225,579,813)

Net increase (decrease) from capital share transactions	(205,019,651)	(83,109,125)	(31,428,448)	(8,656,580)	(84,864,206)	34,293,871

Net Increase (Decrease) in Net Assets	246,412,143	(658,624,965)	68,452,644	(69,827,551)	297,065,904	(151,980,869)

Net Assets:
Beginning of period	2,961,025,817	3,619,650,782	447,194,970	517,022,521	1,357,464,394	1,509,445,263

End of period	$3,207,437,960	$2,961,025,817	$515,647,614	$447,194,970	$1,654,530,298	$1,357,464,394

The accompanying notes are an integral part of these financial statements.

115

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Healthcare HLS Fund		Hartford High Yield HLS Fund		Hartford International Opportunities HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$165,167	$(129,611)	$7,289,331	$14,942,261	$18,030,880	$21,970,804
Net realized gain (loss) on investments and foreign currency transactions	34,494,551	31,460,608	(5,913,550)	3,129,099	(31,747,822)	45,857,314
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	9,426,431	(37,551,800)	23,058,792	(27,080,181)	218,740,048	(332,649,147)

Net Increase (Decrease) in Net Assets Resulting from Operations	44,086,149	(6,220,803)	24,434,573	(9,008,821)	205,023,106	(264,821,029)

Distributions to Shareholders:
Class IA	—	(17,636,397)	—	(12,607,847)	—	(24,591,559)
Class IB	—	(2,726,361)	—	(3,775,566)	—	(2,394,120)
Class IC	—	—	—	—	—	—

Total distributions	—	(20,362,758)	—	(16,383,413)	—	(26,985,679)

Capital Share Transactions:
Sold	8,496,297	31,276,586	5,669,162	13,407,636	25,706,539	144,483,508
Issued on reinvestment of distributions	—	20,362,758	—	16,383,413	—	26,985,679
Redeemed	(109,658,934)	(74,733,932)	(23,232,749)	(56,481,478)	(118,605,617)	(339,252,535)

Net increase (decrease) from capital share transactions	(101,162,637)	(23,094,588)	(17,563,587)	(26,690,429)	(92,899,078)	(167,783,348)

Net Increase (Decrease) in Net Assets	(57,076,488)	(49,678,149)	6,870,986	(52,082,663)	112,124,028	(459,590,056)

Net Assets:
Beginning of period	285,720,052	335,398,201	249,407,207	301,489,870	1,120,930,164	1,580,520,220

End of period	$228,643,564	$285,720,052	$256,278,193	$249,407,207	$1,233,054,192	$1,120,930,164

The accompanying notes are an integral part of these financial statements.

116

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford MidCap HLS Fund		Hartford MidCap Growth HLS Fund		Hartford MidCap Value HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$(283,926)	$597,397	$(144,439)	$151,187	$1,760,398	$2,003,484
Net realized gain (loss) on investments and foreign currency transactions	44,658,707	313,601,069	2,332,528	16,823,323	9,233,096	39,094,355
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	420,099,039	(453,906,710)	18,765,856	(25,371,110)	37,339,060	(89,944,997)

Net Increase (Decrease) in Net Assets Resulting from Operations	464,473,820	(139,708,244)	20,953,945	(8,396,600)	48,332,554	(48,847,158)

Distributions to Shareholders:
Class IA	—	(206,009,765)	—	(7,929,782)	—	(20,921,640)
Class IB	—	(5,470,747)	—	(1,375,082)	—	(5,918,091)
Class IC	—	—	—	—	—	—

Total distributions	—	(211,480,512)	—	(9,304,864)	—	(26,839,731)

Capital Share Transactions:
Sold	65,506,471	268,177,739	6,029,064	4,772,590	2,674,804	5,167,853
Issued on reinvestment of distributions	—	211,480,512	—	9,304,864	—	26,839,731
Redeemed	(167,000,735)	(528,465,528)	(7,458,343)	(19,264,292)	(26,002,186)	(49,490,166)

Net increase (decrease) from capital share transactions	(101,494,264)	(48,807,277)	(1,429,279)	(5,186,838)	(23,327,382)	(17,482,582)

Net Increase (Decrease) in Net Assets	362,979,556	(399,996,033)	19,524,666	(22,888,302)	25,005,172	(93,169,471)

Net Assets:
Beginning of period	1,814,898,008	2,214,894,041	76,107,435	98,995,737	281,667,999	374,837,470

End of period	$2,177,877,564	$1,814,898,008	$95,632,101	$76,107,435	$306,673,171	$281,667,999

The accompanying notes are an integral part of these financial statements.

117

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Small Cap Growth HLS Fund		Hartford Small Company HLS Fund		Hartford Stock HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$(88,313)	$(1,320,167)	$(602,049)	$(3,112,175)	$11,253,107	$23,168,989
Net realized gain (loss) on investments and foreign currency transactions	36,677,782	219,253,261	50,721,108	113,781,063	62,287,349	120,020,211
Net changes in unrealized appreciation (depreciation) of investments and foreign currency transactions	225,724,474	(363,380,245)	93,874,662	(127,972,764)	195,122,606	(138,545,767)

Net Increase (Decrease) in Net Assets Resulting from Operations	262,313,943	(145,447,151)	143,993,721	(17,303,876)	268,663,062	4,643,433

Distributions to Shareholders:
Class IA	—	(60,365,921)	—	(37,253,096)	—	(20,294,819)
Class IB	—	(23,243,803)	—	(4,017,068)	—	(1,685,834)

Total distributions	—	(83,609,724)	—	(41,270,164)	—	(21,980,653)

Capital Share Transactions:
Sold	87,342,543	200,210,026	20,348,402	55,281,428	4,776,896	8,126,181
Issued on reinvestment of distributions	—	74,744,865	—	41,270,164	—	21,980,653
Redeemed	(153,281,442)	(264,548,970)	(49,416,010)	(126,680,602)	(100,759,445)	(212,336,911)

Net increase (decrease) from capital share transactions	(65,938,899)	10,405,921	(29,067,608)	(30,129,010)	(95,982,549)	(182,230,077)

Net Increase (Decrease) in Net Assets	196,375,044	(218,650,954)	114,926,113	(88,703,050)	172,680,513	(199,567,297)

Net Assets:
Beginning of period	1,116,381,368	1,335,032,322	519,499,678	608,202,728	1,322,048,579	1,521,615,876

End of period	$1,312,756,412	$1,116,381,368	$634,425,791	$519,499,678	$1,494,729,092	$1,322,048,579

The accompanying notes are an integral part of these financial statements.

118

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Total Return Bond HLS Fund		Hartford Ultrashort Bond HLS Fund		Hartford U.S. Government Securities HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$34,181,239	$71,823,626	$5,512,410	$8,766,837	$3,486,128	$7,546,931
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	26,419,774	(37,810,393)	(44,856)	(18,669)	5,764,304	(5,641,701)
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	84,046,488	(54,351,601)	2,790,500	(1,061,293)	3,881,797	228,103

Net Increase (Decrease) in Net Assets Resulting from Operations	144,647,501	(20,338,368)	8,258,054	7,686,875	13,132,229	2,133,333

Distributions to Shareholders:
Class IA	—	(84,804,607)	—	(5,018,413)	—	(7,134,442)
Class IB	—	(9,181,448)	—	(536,294)	—	(1,332,927)

Total distributions	—	(93,986,055)	—	(5,554,707)	—	(8,467,369)

Capital Share Transactions:
Sold	76,060,315	106,840,708	42,417,908	73,505,332	15,076,237	21,420,796
Issued on reinvestment of distributions	—	93,986,055	—	5,554,708	—	8,467,369
Redeemed	(171,022,852)	(406,372,006)	(59,421,831)	(105,240,180)	(39,192,741)	(78,045,222)

Net (decrease) from capital share transactions	(94,962,537)	(205,545,243)	(17,003,923)	(26,180,140)	(24,116,504)	(48,157,057)

Net Increase (Decrease) in Net Assets	49,684,964	(319,869,666)	(8,745,869)	(24,047,972)	(10,984,275)	(54,491,093)

Net Assets:
Beginning of period	2,086,421,561	2,406,291,227	502,019,108	526,067,080	345,582,908	400,074,001

End of period	$2,136,106,525	$2,086,421,561	$493,273,239	$502,019,108	$334,598,633	$345,582,908

The accompanying notes are an integral part of these financial statements.

119

Hartford HLS Funds

Statements of Changes in Net Assets – (continued)

	Hartford Value HLS Fund
	For the Six-Month Period Ended June 30, 2019 (Unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income (loss)	$4,198,336	$8,638,811
Net realized gain (loss) on investments, other financial instruments and foreign currency transactions	17,848,474	48,079,686
Net changes in unrealized appreciation (depreciation) of investments, other financial instruments and foreign currency transactions	44,283,033	(103,394,559)

Net Increase (Decrease) in Net Assets Resulting from Operations	66,329,843	(46,676,062)

Distributions to Shareholders:
Class IA	—	(45,728,961)
Class IB	—	(7,417,890)

Total distributions	—	(53,146,851)

Capital Share Transactions:
Sold	6,356,633	13,010,218
Issued on reinvestment of distributions	—	53,146,851
Redeemed	(44,995,836)	(81,575,571)

Net (decrease) from capital share transactions	(38,639,203)	(15,418,502)

Net Increase (Decrease) in Net Assets	27,690,640	(115,241,415)

Net Assets:
Beginning of period	411,244,394	526,485,809

End of period	$438,935,034	$411,244,394

The accompanying notes are an integral part of these financial statements.

120

Hartford HLS Funds

Financial Highlights

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Balanced HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$27.47	$0.30	(10)	$3.40	(10)	$3.70	$—	$—	$—	$31.17	13.47	%(4)	$1,820,183	0.66	%(5)	0.63	%(5)	2.03	%(5)(10)	20%
IB	27.91	0.27	(10)	3.46	(10)	3.73	—	—	—	31.64	13.36	(4)	242,022	0.91	(5)	0.88	(5)	1.78	(5)(10)	20

For the Year Ended December 31, 2018
IA	$31.02	$0.59		$(2.12)		$(1.53)	$(0.61)	$(1.41)	$(2.02)	$27.47	(5.24)%		$1,717,759	0.66%		0.63%		1.92%		31%
IB	31.48	0.52		(2.15)		(1.63)	(0.53)	(1.41)	(1.94)	27.91	(5.50)		229,790	0.91		0.88		1.67		31

For the Year Ended December 31, 2017
IA	$27.46	$0.55		$3.72		$4.27	$(0.71)	$—	$(0.71)	$31.02	15.59%		$2,095,246	0.66%		0.63%		1.86%		26%
IB	27.86	0.48		3.77		4.25	(0.63)	—	(0.63)	31.48	15.30		277,735	0.91		0.88		1.61		26

For the Year Ended December 31, 2016
IA	$26.62	$0.56		$1.05		$1.61	$(0.77)	$—	$(0.77)	$27.46	6.04%		$2,043,556	0.66%		0.64%		2.05%		25%
IB	26.99	0.50		1.07		1.57	(0.70)	—	(0.70)	27.86	5.79		275,925	0.91		0.89		1.80		25

For the Year Ended December 31, 2015
IA	$27.09	$0.51		$(0.46)		$0.05	$(0.52)	$—	$(0.52)	$26.62	0.18%		$2,210,938	0.65%		0.63%		1.87%		18%
IB	27.45	0.45		(0.47)		(0.02)	(0.44)	—	(0.44)	26.99	(0.07)		300,945	0.90		0.88		1.62		18

For the Year Ended December 31, 2014
IA	$25.11	$0.45		$2.01		$2.46	$(0.48)	$—	$(0.48)	$27.09	9.79%		$2,561,814	0.65%		0.65%		1.73%		29%
IB	25.44	0.39		2.03		2.42	(0.41)	—	(0.41)	27.45	9.51		362,210	0.90		0.90		1.49		29

Hartford Capital Appreciation HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$39.89	$0.25		$8.32		$8.57	$—	$—	$—	$48.46	21.48	%(4)	$3,917,641	0.68	%(5)	0.68	%(5)	1.12	%(5)	25%
IB	39.28	0.19		8.19		8.38	—	—	—	47.66	21.33	(4)	477,713	0.93	(5)	0.93	(5)	0.87	(5)	25
IC	39.54	0.14		8.24		8.38	—	—	—	47.92	21.19	(4)	33,430	1.18	(5)	1.18	(5)	0.62	(5)	25

For the Year Ended December 31, 2018
IA	$48.16	$0.49		$(3.33)		$(2.84)	$(0.43)	$(5.00)	$(5.43)	$39.89	(6.96)%		$3,543,187	0.67%		0.67%		1.03%		73%
IB	47.48	0.37		(3.26)		(2.89)	(0.31)	(5.00)	(5.31)	39.28	(7.18)		432,334	0.92		0.92		0.77		73
IC	47.76	0.25		(3.26)		(3.01)	(0.21)	(5.00)	(5.21)	39.54	(7.41)		27,679	1.17		1.17		0.53		73

For the Year Ended December 31, 2017
IA	$42.05	$0.43		$8.83		$9.26	$(0.54)	$(2.61)	$(3.15)	$48.16	22.14%		$4,457,603	0.68%		0.68%		0.91%		75%
IB	41.50	0.30		8.70		9.00	(0.41)	(2.61)	(3.02)	47.48	21.82		569,615	0.93		0.93		0.66		75
IC	41.76	0.19		8.74		8.93	(0.32)	(2.61)	(2.93)	47.76	21.50		29,979	1.18		1.18		0.41		75

For the Year Ended December 31, 2016
IA	$44.44	$0.41		$1.94		$2.35	$(0.47)	$(4.27)	$(4.74)	$42.05	5.52%		$4,555,454	0.68%		0.68%		0.97%		103%
IB	43.93	0.30		1.90		2.20	(0.36)	(4.27)	(4.63)	41.50	5.24		558,022	0.93		0.93		0.72		103
IC	44.21	0.19		1.92		2.11	(0.29)	(4.27)	(4.56)	41.76	4.99		21,579	1.18		1.18		0.46		103

For the Year Ended December 31, 2015
IA	$54.71	$0.43		$0.38		$0.81	$(0.43)	$(10.65)	$(11.08)	$44.44	1.02%		$5,701,269	0.67%		0.67%		0.84%		75%
IB	54.20	0.30		0.39		0.69	(0.31)	(10.65)	(10.96)	43.93	0.79		641,548	0.92		0.92		0.59		75
IC	54.59	0.17		0.39		0.56	(0.29)	(10.65)	(10.94)	44.21	0.53		16,215	1.17		1.17		0.34		75

For the Year Ended December 31, 2014
IA	$59.65	$0.56		$3.81		$4.37	$(0.50)	$(8.81)	$(9.31)	$54.71	7.31%		$6,470,599	0.66%		0.66%		0.96%		89%
IB	59.18	0.42		3.77		4.19	(0.36)	(8.81)	(9.17)	54.20	7.04		764,541	0.91		0.91		0.72		89
IC(6)	60.21	0.09		3.53		3.62	(0.43)	(8.81)	(9.24)	54.59	5.97	(4)	3,453	1.16	(5)	1.16	(5)	0.23	(5)	89

The accompanying notes are an integral part of these financial statements.

121

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Disciplined Equity HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$13.59	$0.06	$2.64	$2.70	$—	$—	$—	$16.29	19.87	%(4)	$556,098	0.79	%(5)	0.79	%(5)	0.85	%(5)	11%
IB	13.44	0.05	2.60	2.65	—	—	—	16.09	19.72	(4)	76,818	1.04	(5)	1.04	(5)	0.60	(5)	11

For the Year Ended December 31, 2018
IA	$15.43	$0.11	$(0.27)	$(0.16)	$(0.11)	$(1.57)	$(1.68)	$13.59	(1.99)%		$501,718	0.78%		0.78%		0.72%		22%
IB	15.27	0.07	(0.26)	(0.19)	(0.07)	(1.57)	(1.64)	13.44	(2.23)		68,462	1.03		1.03		0.47		22

For the Year Ended December 31, 2017
IA	$14.30	$0.15	$2.83	$2.98	$(0.14)	$(1.71)	$(1.85)	$15.43	21.92%		$613,037	0.78%		0.78%		1.00%		30%
IB	14.17	0.11	2.80	2.91	(0.10)	(1.71)	(1.81)	15.27	21.63		84,377	1.03		1.03		0.76		30

For the Year Ended December 31, 2016
IA	$15.58	$0.11	$0.77	$0.88	$(0.13)	$(2.03)	$(2.16)	$14.30	5.76%		$587,089	0.79%		0.79%		0.76%		33%
IB	15.46	0.08	0.75	0.83	(0.09)	(2.03)	(2.12)	14.17	5.49		81,304	1.04		1.04		0.51		33

For the Year Ended December 31, 2015
IA	$20.99	$0.14	$1.41	$1.55	$(0.13)	$(6.83)	$(6.96)	$15.58	6.83%		$648,747	0.76%		0.76%		0.76%		29%
IB	20.88	0.10	1.40	1.50	(0.09)	(6.83)	(6.92)	15.46	6.59		91,844	1.01		1.01		0.51		29

For the Year Ended December 31, 2014
IA	$18.36	$0.14	$2.83	$2.97	$(0.14)	$(0.20)	$(0.34)	$20.99	16.18%		$734,110	0.75%		0.75%		0.73%		63%
IB	18.27	0.09	2.81	2.90	(0.09)	(0.20)	(0.29)	20.88	15.87		107,577	1.00		1.00		0.47		63

Hartford Dividend and Growth HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$19.91	$0.22	$2.88	$3.10	$—	$—	$—	$23.01	15.57	%(4)	$2,826,576	0.68	%(5)	0.68	%(5)	1.99	%(5)	9%
IB	19.82	0.19	2.86	3.05	—	—	—	22.87	15.39	(4)	380,862	0.93	(5)	0.93	(5)	1.74	(5)	9

For the Year Ended December 31, 2018
IA	$23.95	$0.43	$(1.45)	$(1.02)	$(0.44)	$(2.58)	$(3.02)	$19.91	(5.32)%		$2,604,425	0.68%		0.68%		1.84%		28%
IB	23.85	0.37	(1.44)	(1.07)	(0.38)	(2.58)	(2.96)	19.82	(5.56)		356,601	0.93		0.93		1.59		28

For the Year Ended December 31, 2017
IA	$22.10	$0.41	$3.48	$3.89	$(0.38)	$(1.66)	$(2.04)	$23.95	18.36%		$3,179,540	0.68%		0.68%		1.75%		25%
IB	22.01	0.35	3.47	3.82	(0.32)	(1.66)	(1.98)	23.85	18.11		440,111	0.93		0.93		1.50		25

For the Year Ended December 31, 2016
IA	$22.09	$0.43	$2.67	$3.10	$(0.44)	$(2.65)	$(3.09)	$22.10	14.89%		$3,013,788	0.69%		0.69%		1.98%		20%
IB	22.02	0.38	2.65	3.03	(0.39)	(2.65)	(3.04)	22.01	14.58		438,200	0.94		0.94		1.73		20

For the Year Ended December 31, 2015
IA	$26.45	$0.46	$(0.70)	$(0.24)	$(0.43)	$(3.69)	$(4.12)	$22.09	(1.16)%		$2,991,811	0.67%		0.67%		1.84%		20%
IB	26.38	0.40	(0.70)	(0.30)	(0.37)	(3.69)	(4.06)	22.02	(1.41)		449,693	0.92		0.92		1.59		20

For the Year Ended December 31, 2014
IA	$27.05	$0.49	$2.92	$3.41	$(0.49)	$(3.52)	$(4.01)	$26.45	12.96%		$3,502,492	0.67%		0.67%		1.78%		19%
IB	26.99	0.42	2.91	3.33	(0.42)	(3.52)	(3.94)	26.38	12.68		546,006	0.92		0.92		1.53		19

Hartford Global Growth HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$24.54	$0.09	$5.49	$5.58	$—	$—	$—	$30.12	22.74	%(4)	$434,000	0.81	%(5)	0.81	%(5)	0.68	%(5)	27%
IB	24.28	0.06	5.43	5.49	—	—	—	29.77	22.61	(4)	81,647	1.06	(5)	1.06	(5)	0.43	(5)	27

For the Year Ended December 31, 2018
IA	$27.89	$0.11	$(0.83)	$(0.72)	$(0.15)	$(2.48)	$(2.63)	$24.54	(3.81)%		$375,825	0.80%		0.80%		0.37%		55%
IB	27.63	0.04	(0.83)	(0.79)	(0.08)	(2.48)	(2.56)	24.28	(4.07)		71,370	1.05		1.05		0.12		55

The accompanying notes are an integral part of these financial statements.

122

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Global Growth HLS Fund – (continued)

For the Year Ended December 31, 2017
IA	$22.14	$0.14	$6.99		$7.13	$(0.14)	$(1.24)	$(1.38)	$27.89	32.73%		$432,581	0.81%		0.81%		0.56%		58%
IB	21.95	0.08	6.91		6.99	(0.07)	(1.24)	(1.31)	27.63	32.37		84,442	1.06		1.06		0.31		58

For the Year Ended December 31, 2016
IA	$24.39	$0.13	$0.40		$0.53	$(0.17)	$(2.61)	$(2.78)	$22.14	1.95%		$347,375	0.82%		0.82%		0.55%		65%
IB	24.19	0.07	0.39		0.46	(0.09)	(2.61)	(2.70)	21.95	1.71		72,531	1.07		1.07		0.30		65

For the Year Ended December 31, 2015
IA	$23.74	$0.15	$1.77		$1.92	$(0.13)	$(1.14)	$(1.27)	$24.39	8.04%		$392,302	0.81%		0.81%		0.62%		67%
IB	23.56	0.09	1.75		1.84	(0.07)	(1.14)	(1.21)	24.19	7.76		86,759	1.06		1.06		0.38		67

For the Year Ended December 31, 2014
IA	$22.33	$0.13	$1.39		$1.52	$(0.11)	$—	$(0.11)	$23.74	6.79%		$388,542	0.81%		0.81%		0.57%		82	%(7)
IB	22.16	0.07	1.39		1.46	(0.06)	—	(0.06)	23.56	6.58		92,979	1.06		1.06		0.30		82	(7)

Hartford Growth Opportunities HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$33.79	$(0.05)	$9.70		$9.65	$—	$—	$—	$43.44	28.56	%(4)	$1,443,648	0.65	%(5)	0.65	%(5)	(0.24	)%(5)	28%
IB	32.19	(0.09)	9.23		9.14	—	—	—	41.33	28.39	(4)	161,039	0.90	(5)	0.90	(5)	(0.49	)(5)	28
IC	32.90	(0.15)	9.44		9.29	—	—	—	42.19	28.24	(4)	49,843	1.15	(5)	1.15	(5)	(0.75	)(5)	28

For the Year Ended December 31, 2018
IA	$38.42	$(0.05)	$1.17		$1.12	$—	$(5.75)	$(5.75)	$33.79	0.53%		$1,188,514	0.65%		0.65%		(0.12)%		118%
IB	36.91	(0.14)	1.17		1.03	—	(5.75)	(5.75)	32.19	0.29		132,629	0.90		0.90		(0.37)		118
IC	37.71	(0.25)	1.19		0.94	—	(5.75)	(5.75)	32.90	0.04		36,321	1.15		1.15		(0.62)		118

For the Year Ended December 31, 2017
IA	$29.83	$(0.05)	$9.09		$9.04	$—	$(0.45)	$(0.45)	$38.42	30.45%		$1,326,201	0.66%		0.66%		(0.15)%		99%
IB	28.74	(0.13)	8.75		8.62	—	(0.45)	(0.45)	36.91	30.14		149,212	0.91		0.91		(0.40)		99
IC	29.43	(0.22)	8.95		8.73	—	(0.45)	(0.45)	37.71	29.80		34,033	1.16		1.16		(0.65)		99

For the Year Ended December 31, 2016
IA	$34.86	$(0.04)	$0.06	(8)	$0.02	$(0.15)	$(4.90)	$(5.05)	$29.83	(0.49)%		$1,145,176	0.65%		0.65%		(0.11)%		138%
IB	33.76	(0.11)	0.04	(8)	(0.07)	(0.05)	(4.90)	(4.95)	28.74	(0.77)		132,149	0.90		0.90		(0.35)		138
IC	34.57	(0.19)	0.04	(8)	(0.15)	(0.09)	(4.90)	(4.99)	29.43	(1.01)		25,550	1.15		1.15		(0.61)		138

For the Year Ended December 31, 2015
IA	$38.88	$0.02	$4.66		$4.68	$(0.05)	$(8.65)	$(8.70)	$34.86	11.74%		$1,197,187	0.65%		0.65%		0.05%		109%
IB	37.93	(0.08)	4.56		4.48	—	(8.65)	(8.65)	33.76	11.47		158,304	0.90		0.90		(0.20)		109
IC	38.75	(0.18)	4.65		4.47	—	(8.65)	(8.65)	34.57	11.18		20,495	1.16		1.16		(0.48)		109

For the Year Ended December 31, 2014
IA	$40.58	$0.06	$5.31		$5.37	$(0.07)	$(7.00)	$(7.07)	$38.88	14.14%		$1,203,366	0.64%		0.64%		0.16%		145	%(9)
IB	39.79	(0.04)	5.18		5.14	—	(7.00)	(7.00)	37.93	13.82		160,040	0.89		0.89		(0.11)		145	(9)
IC(6)	40.23	(0.10)	5.69		5.59	(0.07)	(7.00)	(7.07)	38.75	14.79	(4)	1,717	1.14	(5)	1.14	(5)	(0.37	)(5)	145	(9)

Hartford Healthcare HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$20.56	$0.02	$3.31		$3.33	$—	$—	$—	$23.89	16.20	%(4)	$188,888	0.90	%(5)	0.90	%(5)	0.17	%(5)	23%
IB	19.44	(0.01)	3.14		3.13	—	—	—	22.57	16.10	(4)	39,755	1.15	(5)	1.15	(5)	(0.12	)(5)	23

For the Year Ended December 31, 2018
IA	$22.46	$—	$(0.41)		$(0.41)	$(0.02)	$(1.47)	$(1.49)	$20.56	(2.67)%		$249,144	0.89%		0.89%		(0.01)%		29%
IB	21.35	(0.06)	(0.38)		(0.44)	—	(1.47)	(1.47)	19.44	(2.96)		36,576	1.14		1.14		(0.26)		29

The accompanying notes are an integral part of these financial statements.

123

Hartford HLS Funds

Financial Highlights – (continued)

— Selected Per-Share Data(1) —	— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)	Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)	Ratio of Expenses to Average Net Assets After Adjust- ments(3)	Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover

Hartford Healthcare HLS Fund – (continued)

For the Year Ended December 31, 2017
IA	$21.46	$0.01	$4.69	$4.70	$—	$(3.70)	$(3.70)	$22.46	22.26%	$290,603	0.89%	0.89%	0.04%	18%
IB	20.60	(0.05)	4.50	4.45	—	(3.70)	(3.70)	21.35	21.96	44,796	1.14	1.14	(0.21)	18

For the Year Ended December 31, 2016
IA	$30.32	$0.01	$(2.37)	$(2.36)	$(0.99)	$(5.51)	$(6.50)	$21.46	(8.39)%	$246,494	0.89%	0.89%	0.05%	36%
IB	29.36	(0.05)	(2.30)	(2.35)	(0.90)	(5.51)	(6.41)	20.60	(8.64)	44,149	1.14	1.14	(0.20)	36

For the Year Ended December 31, 2015
IA	$30.02	$—	$4.08	$4.08	$—	$(3.78)	$(3.78)	$30.32	13.21%	$360,783	0.86%	0.86%	(0.01)%	38%
IB	29.23	(0.08)	3.99	3.91	—	(3.78)	(3.78)	29.36	12.98	62,644	1.11	1.11	(0.26)	38

For the Year Ended December 31, 2014
IA	$25.67	$0.01	$6.75	$6.76	$(0.07)	$(2.34)	$(2.41)	$30.02	27.39%	$301,580	0.88%	0.88%	0.03%	33%
IB	25.07	(0.06)	6.57	6.51	(0.01)	(2.34)	(2.35)	29.23	27.00	60,413	1.13	1.13	(0.22)	33

Hartford High Yield HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$7.45	$0.23	(11)	$0.52	(11)	$0.75	$—	$—	$—	$8.20	10.07	%(4)	$196,374	0.78	%(5)	0.78	%(5)	5.78	%(5)(11)	22%
IB	7.32	0.21	(11)	0.52	(11)	0.73	—	—	—	8.05	9.97	(4)	59,905	1.03	(5)	1.03	(5)	5.53	(5)(11)	22

For the Year Ended December 31, 2018
IA	$8.20	$0.43	$(0.69)	$(0.26)	$(0.49)	$—	$(0.49)	$7.45	(3.44)%	$190,681	0.77%	0.77%	5.39%	26%
IB	8.06	0.41	(0.68)	(0.27)	(0.47)	—	(0.47)	7.32	(3.66)	58,726	1.02	1.02	5.14	26

For the Year Ended December 31, 2017
IA	$8.11	$0.45	$0.15	$0.60	$(0.51)	$—	$(0.51)	$8.20	7.60%	$230,101	0.77%	0.77%	5.42%	43%
IB	7.98	0.42	0.15	0.57	(0.49)	—	(0.49)	8.06	7.31	71,389	1.02	1.02	5.17	43

For the Year Ended December 31, 2016
IA	$7.55	$0.44	$0.62	$1.06	$(0.50)	$—	$(0.50)	$8.11	14.25%	$244,212	0.79%	0.79%	5.52%	41%
IB	7.43	0.41	0.62	1.03	(0.48)	—	(0.48)	7.98	13.99	77,573	1.04	1.04	5.27	41

For the Year Ended December 31, 2015
IA	$8.45	$0.45	$(0.79)	$(0.34)	$(0.56)	$—	$(0.56)	$7.55	(4.30)%	$251,313	0.76%	0.76%	5.40%	34%
IB	8.32	0.42	(0.77)	(0.35)	(0.54)	—	(0.54)	7.43	(4.56)	77,013	1.01	1.01	5.15	34

For the Year Ended December 31, 2014
IA	$8.90	$0.47	$(0.22)	$0.25	$(0.70)	$—	$(0.70)	$8.45	2.58%	$321,650	0.75%	0.75%	5.28%	39%
IB	8.77	0.44	(0.22)	0.22	(0.67)	—	(0.67)	8.32	2.31	105,579	1.00	1.00	5.02	39

Hartford International Opportunities HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$13.91	$0.24	$2.37	$2.61	$—	$—	$—	$16.52	18.76	%(4)	$1,097,976	0.75	%(5)	0.75	%(5)	3.05	%(5)	48%
IB	14.09	0.22	2.40	2.62	—	—	—	16.71	18.59	(4)	135,078	1.00	(5)	1.00	(5)	2.80	(5)	48

For the Year Ended December 31, 2018
IA	$17.46	$0.26	$(3.49)	$(3.23)	$(0.32)	$—	$(0.32)	$13.91	(18.74)%	$1,000,295	0.73%	0.73%	1.55%	80%
IB	17.68	0.22	(3.53)	(3.31)	(0.28)	—	(0.28)	14.09	(18.96)	120,635	0.98	0.98	1.28	80

For the Year Ended December 31, 2017
IA	$14.14	$0.24	$3.31	$3.55	$(0.23)	$—	$(0.23)	$17.46	25.25%	$1,418,078	0.73%	0.73%	1.46%	91%
IB	14.31	0.21	3.35	3.56	(0.19)	—	(0.19)	17.68	24.99	162,442	0.98	0.98	1.28	91

For the Year Ended December 31, 2016
IA	$14.19	$0.24	$(0.06)	$0.18	$(0.23)	$—	$(0.23)	$14.14	1.26%	$1,086,762	0.76%	0.76%	1.74%	95%
IB	14.36	0.21	(0.07)	0.14	(0.19)	—	(0.19)	14.31	0.94	147,343	1.01	1.01	1.50	95

The accompanying notes are an integral part of these financial statements.

124

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford International Opportunities HLS Fund – (continued)

For the Year Ended December 31, 2015
IA	$14.13	$0.22	$0.06	$0.28	$(0.22)	$—	$(0.22)	$14.19	1.88%		$1,146,250	0.74%		0.74%		1.47%		68%
IB	14.29	0.18	0.06	0.24	(0.17)	—	(0.17)	14.36	1.65		171,538	0.99		0.99		1.21		68

For the Year Ended December 31, 2014
IA	$15.03	$0.19	$(0.75)	$(0.56)	$(0.34)	$—	$(0.34)	$14.13	(3.87)%		$1,239,946	0.73%		0.73%		1.30%		90%
IB	15.20	0.15	(0.76)	(0.61)	(0.30)	—	(0.30)	14.29	(4.14)		189,053	0.98		0.98		1.02		90

Hartford MidCap HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$33.77	$—	$8.79	$8.79	$—	$—	$—	$42.56	26.03	%(4)	$2,122,667	0.70	%(5)	0.70	%(5)	(0.02	)%(5)	11%
IB	32.85	(0.05)	8.53	8.48	—	—	—	41.33	25.84	(4)	55,210	0.95	(5)	0.95	(5)	(0.27	)(5)	11

For the Year Ended December 31, 2018
IA	$40.10	$0.01	$(2.35)	$(2.34)	$(0.01)	$(3.98)	$(3.99)	$33.77	(7.44)%		$1,768,712	0.69%		0.69%		0.03%		35%
IB	39.18	(0.09)	(2.26)	(2.35)	—	(3.98)	(3.98)	32.85	(7.65)		46,186	0.94		0.94		(0.22)		35

For the Year Ended December 31, 2017
IA	$33.83	$0.01	$8.11	$8.12	$—	$(1.85)	$(1.85)	$40.10	24.47%		$2,156,044	0.70%		0.70%		0.02%		36%
IB	33.17	(0.08)	7.94	7.86	—	(1.85)	(1.85)	39.18	24.17		58,850	0.95		0.95		(0.23)		36

For the Year Ended December 31, 2016
IA	$33.66	$0.05	$3.80	$3.85	$(0.06)	$(3.62)	$(3.68)	$33.83	11.98%		$1,721,029	0.71%		0.71%		0.16%		32%
IB	33.11	(0.03)	3.72	3.69	(0.01)	(3.62)	(3.63)	33.17	11.69		93,567	0.96		0.96		(0.09)		32

For the Year Ended December 31, 2015
IA	$37.28	$0.03	$0.83	$0.86	$(0.03)	$(4.45)	$(4.48)	$33.66	1.60%		$1,647,715	0.70%		0.70%		0.08%		38%
IB	36.83	(0.06)	0.82	0.76	(0.03)	(4.45)	(4.48)	33.11	1.34		104,395	0.95		0.95		(0.16)		38

For the Year Ended December 31, 2014
IA	$37.87	$0.04	$4.22	$4.26	$(0.04)	$(4.81)	$(4.85)	$37.28	11.37%		$1,669,393	0.70%		0.70%		0.10%		42%
IB	37.52	(0.06)	4.18	4.12	—	(4.81)	(4.81)	36.83	11.09		83,562	0.95		0.95		(0.15)		42

Hartford MidCap Growth HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$7.17	$(0.01)	$2.00	$1.99	$—	$—	$—	$9.16	27.75	%(4)	$81,133	0.92	%(5)	0.92	%(5)	(0.29	)%(5)	22%
IB	7.12	(0.02)	1.98	1.96	—	—	—	9.08	27.53	(4)	14,499	1.17	(5)	1.17	(5)	(0.54	)(5)	22

For the Year Ended December 31, 2018
IA	$8.81	$0.02	$(0.74)	$(0.72)	$(0.06)	$(0.86)	$(0.92)	$7.17	(10.05)%		$64,744	0.91%		0.91%		0.20%		160%
IB	8.75	—	(0.73)	(0.73)	(0.04)	(0.86)	(0.90)	7.12	(10.25)		11,363	1.16		1.16		(0.05)		160

For the Year Ended December 31, 2017
IA	$8.03	$0.08	$1.04	$1.12	$(0.07)	$(0.27)	$(0.34)	$8.81	14.43%		$84,144	0.92%		0.92%		0.91%		82%
IB	7.99	0.05	1.03	1.08	(0.05)	(0.27)	(0.32)	8.75	13.94		14,851	1.17		1.17		0.66		82

For the Year Ended December 31, 2016
IA	$7.45	$0.09	$1.09	$1.18	$(0.11)	$(0.49)	$(0.60)	$8.03	16.48%		$87,752	0.92%		0.92%		1.25%		96%
IB	7.40	0.07	1.09	1.16	(0.08)	(0.49)	(0.57)	7.99	16.33		17,125	1.17		1.17		1.01		96

For the Year Ended December 31, 2015
IA	$9.47	$0.12	$(0.46)	$(0.34)	$(0.12)	$(1.56)	$(1.68)	$7.45	(4.73)%		$79,379	0.88%		0.88%		1.39%		80%
IB	9.41	0.10	(0.46)	(0.36)	(0.09)	(1.56)	(1.65)	7.40	(4.97)		16,501	1.13		1.13		1.12		80

For the Year Ended December 31, 2014
IA	$11.29	$0.13	$0.43	$0.56	$(0.18)	$(2.20)	$(2.38)	$9.47	5.22%		$98,069	0.85%		0.85%		1.20%		108%
IB	11.22	0.10	0.44	0.54	(0.15)	(2.20)	(2.35)	9.41	5.00		23,239	1.10		1.10		0.96		108

The accompanying notes are an integral part of these financial statements.

125

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford MidCap Value HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$9.93	$0.07	$1.66	$1.73	$—	$—	$—	$11.66	17.42	%(4)	$235,766	0.86	%(5)	0.82	%(5)	1.21	%(5)	30%
IB	9.88	0.05	1.65	1.70	—	—	—	11.58	17.21	(4)	70,908	1.11	(5)	1.07	(5)	0.96	(5)	30

For the Year Ended December 31, 2018
IA	$12.60	$0.08	$(1.76)	$(1.68)	$(0.13)	$(0.86)	$(0.99)	$9.93	(14.57)%		$216,868	0.85%		0.85%		0.63%		42%
IB	12.50	0.05	(1.75)	(1.70)	(0.06)	(0.86)	(0.92)	9.88	(14.77)		64,800	1.10		1.10		0.38		42

For the Year Ended December 31, 2017
IA	$12.00	$0.05	$1.47	$1.52	$(0.07)	$(0.85)	$(0.92)	$12.60	13.47%		$287,688	0.86%		0.86%		0.39%		32%
IB	11.91	0.02	1.46	1.48	(0.04)	(0.85)	(0.89)	12.50	13.18		87,149	1.11		1.11		0.14		32

For the Year Ended December 31, 2016
IA	$12.33	$0.07	$1.40	$1.47	$(0.07)	$(1.73)	$(1.80)	$12.00	12.82%		$289,872	0.86%		0.86%		0.61%		38%
IB	12.24	0.04	1.39	1.43	(0.03)	(1.73)	(1.76)	11.91	12.56		89,704	1.11		1.11		0.36		38

For the Year Ended December 31, 2015
IA	$14.60	$0.07	$(0.15)	$(0.08)	$(0.09)	$(2.10)	$(2.19)	$12.33	(1.21)%		$291,174	0.84%		0.84%		0.49%		29%
IB	14.50	0.03	(0.15)	(0.12)	(0.04)	(2.10)	(2.14)	12.24	(1.45)		91,720	1.09		1.09		0.24		29

For the Year Ended December 31, 2014
IA	$15.51	$0.09	$1.19	$1.28	$(0.11)	$(2.08)	$(2.19)	$14.60	8.22%		$345,084	0.84%		0.84%		0.60%		31%
IB	15.42	0.05	1.18	1.23	(0.07)	(2.08)	(2.15)	14.50	7.91		110,819	1.09		1.09		0.35		31

Hartford Small Cap Growth HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$26.76	$0.01	$6.34	$6.35	$—	$—	$—	$33.11	23.73	%(4)	$946,869	0.64	%(5)	0.64	%(5)	0.06	%(5)	20%
IB	25.95	(0.03)	6.15	6.12	—	—	—	32.07	23.58	(4)	365,888	0.89	(5)	0.89	(5)	(0.19	)(5)	20

For the Year Ended December 31, 2018
IA	$32.13	$(0.01)	$(3.27)	$(3.28)	$—	$(2.09)	$(2.09)	$26.76	(11.70)%		$803,907	0.64%		0.64%		(0.03)%		86%
IB	31.28	(0.09)	(3.15)	(3.24)	—	(2.09)	(2.09)	25.95	(11.89)		312,475	0.89		0.89		(0.28)		86

For the Year Ended December 31, 2017
IA	$26.77	$(0.02)	$5.39	$5.37	$(0.01)	$—	$(0.01)	$32.13	20.07%		$960,690	0.65%		0.65%		(0.06)%		51%
IB	26.12	(0.09)	5.25	5.16	—	—	—	31.28	19.75		374,342	0.90		0.90		(0.31)		51

For the Year Ended December 31, 2016
IA	$24.93	$0.04	$2.98	$3.02	$(0.04)	$(1.14)	$(1.18)	$26.77	12.37%		$972,576	0.65%		0.65%		0.17%		51%
IB	24.38	(0.02)	2.90	2.88	—	(1.14)	(1.14)	26.12	12.08		226,557	0.90		0.90		(0.08)		51

For the Year Ended December 31, 2015
IA	$27.95	$0.07	$(0.02)	$0.05	$(0.02)	$(3.05)	$(3.07)	$24.93	(0.55)%		$913,414	0.65%		0.65%		0.25%		59%
IB	27.44	(0.01)	—	(0.01)	—	(3.05)	(3.05)	24.38	(0.79)		209,948	0.90		0.90		(0.03)		59

For the Year Ended December 31, 2014
IA	$32.60	$0.06	$1.48	$1.54	$(0.02)	$(6.17)	$(6.19)	$27.95	5.83%		$557,200	0.65%		0.65%		0.19%		117%
IB	32.17	(0.02)	1.46	1.44	—	(6.17)	(6.17)	27.44	5.57		115,230	0.90		0.90		(0.06)		117

Hartford Small Company HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$18.38	$(0.02)	$5.17	$5.15	$—	$—	$—	$23.53	28.02	%(4)	$581,277	0.79	%(5)	0.79	%(5)	(0.18	)%(5)	34%
IB	16.94	(0.04)	4.77	4.73	—	—	—	21.67	27.92	(4)	53,148	1.04	(5)	1.04	(5)	(0.43	)(5)	34

For the Year Ended December 31, 2018
IA	$20.42	$(0.10)	$(0.46)	$(0.56)	$—	$(1.48)	$(1.48)	$18.38	(4.23)%		$473,098	0.78%		0.78%		(0.47)%		100%
IB	18.97	(0.15)	(0.40)	(0.55)	—	(1.48)	(1.48)	16.94	(4.51)		46,402	1.03		1.03		(0.73)		100

The accompanying notes are an integral part of these financial statements.

126

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —												— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)		Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Small Company HLS Fund – (continued)

For the Year Ended December 31, 2017
IA	$16.16	$(0.06)		$4.32		$4.26	$—	$—	$—	$20.42	26.36%		$551,010	0.78%		0.78%		(0.33)%		107%
IB	15.05	(0.10)		4.02		3.92	—	—	—	18.97	26.05		57,193	1.03		1.03		(0.58)		107

For the Year Ended December 31, 2016
IA	$17.52	$(0.01)		$0.33	(8)	$0.32	$—	$(1.68)	$(1.68)	$16.16	2.04%		$834,044	0.76%		0.76%		(0.08)%		94%
IB	16.47	(0.05)		0.31	(8)	0.26	—	(1.68)	(1.68)	15.05	1.81		73,108	1.01		1.01		(0.34)		94

For the Year Ended December 31, 2015
IA	$23.33	$(0.02)		$(1.43)		$(1.45)	$—	$(4.36)	$(4.36)	$17.52	(8.21)%		$1,117,778	0.71%		0.71%		(0.11)%		88%
IB	22.24	(0.07)		(1.34)		(1.41)	—	(4.36)	(4.36)	16.47	(8.45)		98,501	0.96		0.96		(0.36)		88

For the Year Ended December 31, 2014
IA	$26.43	$(0.09)		$1.78		$1.69	$—	$(4.79)	$(4.79)	$23.33	7.07%		$1,279,533	0.71%		0.71%		(0.35)%		90%
IB	25.46	(0.15)		1.72		1.57	—	(4.79)	(4.79)	22.24	6.85		123,799	0.96		0.96		(0.60)		90

Hartford Stock HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$78.10	$0.70		$15.62		$16.32	$—	$—	$—	$94.42	20.90	%(4)	$1,360,542	0.52	%(5)	0.52	%(5)	1.61	%(5)	7%
IB	78.11	0.59		15.61		16.20	—	—	—	94.31	20.74	(4)	134,187	0.77	(5)	0.77	(5)	1.35	(5)	7

For the Year Ended December 31, 2018
IA	$79.57	$1.31		$(1.45)		$(0.14)	$(1.33)	$—	$(1.33)	$78.10	(0.14)%		$1,201,873	0.51%		0.51%		1.60%		22%
IB	79.54	1.10		(1.43)		(0.33)	(1.10)	—	(1.10)	78.11	(0.38)		120,176	0.76		0.76		1.34		22

For the Year Ended December 31, 2017
IA	$67.55	$1.30		$12.10		$13.40	$(1.38)	$—	$(1.38)	$79.57	19.85%		$1,378,245	0.52%		0.52%		1.76%		14%
IB	67.53	1.11		12.08		13.19	(1.18)	—	(1.18)	79.54	19.54		143,370	0.77		0.77		1.51		14

For the Year Ended December 31, 2016
IA	$64.06	$1.14		$3.61		$4.75	$(1.26)	$—	$(1.26)	$67.55	7.41%		$1,312,626	0.52%		0.52%		1.72%		29%
IB	64.03	0.97		3.61		4.58	(1.08)	—	(1.08)	67.53	7.14		140,317	0.77		0.77		1.47		29

For the Year Ended December 31, 2015
IA	$63.49	$1.19		$0.56		$1.75	$(1.18)	$—	$(1.18)	$64.06	2.74%		$1,388,110	0.51%		0.51%		1.86%		23%
IB	63.46	1.03		0.54		1.57	(1.00)	—	(1.00)	64.03	2.48		155,722	0.76		0.76		1.61		23

For the Year Ended December 31, 2014
IA	$58.07	$1.07		$5.51		$6.58	$(1.16)	$—	$(1.16)	$63.49	11.31%		$1,552,777	0.50%		0.50%		1.79%		20%
IB	58.04	0.92		5.50		6.42	(1.00)	—	(1.00)	63.46	11.04		182,112	0.75		0.75		1.54		20

Hartford Total Return Bond HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$10.76	$0.18	(12)	$0.59	(12)	$0.77	$—	$—	$—	$11.53	7.26	%(4)	$1,916,858	0.51	%(5)	0.51	%(5)	3.33	%(5)(12)	31%
IB	10.70	0.17	(12)	0.58	(12)	0.75	—	—	—	11.45	7.01	(4)	219,249	0.76	(5)	0.76	(5)	3.08	(5)(12)	31

For the Year Ended December 31, 2018
IA	$11.32	$0.35		$(0.43)		$(0.08)	$(0.44)	$(0.04)	$(0.48)	$10.76	(0.81)%		$1,871,299	0.51%		0.51%		3.23%		53%
IB	11.25	0.33		(0.43)		(0.10)	(0.41)	(0.04)	(0.45)	10.70	(0.91)		215,123	0.76		0.76		2.98		53

For the Year Ended December 31, 2017
IA	$11.09	$0.34		$0.23		$0.57	$(0.34)	$—	$(0.34)	$11.32	5.16%		$2,157,506	0.51%		0.51%		2.99%		89%
IB	11.03	0.31		0.22		0.53	(0.31)	—	(0.31)	11.25	4.80		248,785	0.76		0.76		2.74		89

For the Year Ended December 31, 2016
IA	$10.93	$0.36		$0.13		$0.49	$(0.29)	$(0.04)	$(0.33)	$11.09	4.49%		$2,244,505	0.52%		0.52%		3.16%		36%
IB	10.87	0.33		0.13		0.46	(0.26)	(0.04)	(0.30)	11.03	4.22		262,187	0.77		0.77		2.91		36

The accompanying notes are an integral part of these financial statements.

127

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —											— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments		Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Total Return Bond HLS Fund – (continued)

For the Year Ended December 31, 2015
IA	$11.63	$0.33	$(0.39)		$(0.06)	$(0.36)	$(0.28)	$(0.64)	$10.93	(0.59)%		$2,448,280	0.51%		0.51%		2.88%		66%
IB	11.56	0.30	(0.39)		(0.09)	(0.32)	(0.28)	(0.60)	10.87	(0.81)		295,006	0.76		0.76		2.63		66

For the Year Ended December 31, 2014
IA	$11.35	$0.33	$0.34		$0.67	$(0.39)	$—	$(0.39)	$11.63	5.89%		$2,879,633	0.50%		0.50%		2.85%		84%
IB	11.27	0.30	0.34		0.64	(0.35)	—	(0.35)	11.56	5.68		360,006	0.75		0.75		2.60		84

Hartford Ultrashort Bond HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$10.10	$0.12	$0.05		$0.17	$—	$—	$—	$10.27	1.68	%(4)	$431,444	0.45	%(5)	0.45	%(5)	2.30	%(5)	30%
IB	10.09	0.10	0.06		0.16	—	—	—	10.25	1.59	(4)	61,829	0.70	(5)	0.70	(5)	2.05	(5)	30

For the Year Ended December 31, 2018
IA	$10.06	$0.18	$(0.02)		$0.16	$(0.12)	$—	$(0.12)	$10.10	1.57%		$437,160	0.45%		0.45%		1.77%		51%
IB	10.05	0.15	(0.02)		0.13	(0.09)	—	(0.09)	10.09	1.27		64,859	0.70		0.70		1.52		51

For the Year Ended December 31, 2017
IA	$10.04	$0.10	$—	(8)	$0.10	$(0.08)	$—	$(0.08)	$10.06	1.01%		$460,643	0.45%		0.45%		1.00%		60%
IB	10.02	0.07	0.01	(8)	0.08	(0.05)	—	(0.05)	10.05	0.80		65,424	0.70		0.70		0.75		60

For the Year Ended December 31, 2016
IA	$9.99	$0.06	$0.04		$0.10	$(0.05)	$—	$(0.05)	$10.04	0.97%		$533,091	0.45%		0.45%		0.61%		51%
IB	9.97	0.04	0.02		0.06	(0.01)	—	(0.01)	10.02	0.64		78,658	0.70		0.70		0.35		51

For the Year Ended December 31, 2015
IA	$10.01	$0.03	$(0.02)		$0.01	$(0.03)	$—	$(0.03)	$9.99	0.13%		$611,087	0.43%		0.43%		0.33%		35%
IB	9.98	0.01	(0.02)		(0.01)	—	—	—	9.97	(0.09)		96,970	0.68		0.68		0.08		35

For the Year Ended December 31, 2014
IA	$10.00	$0.02	$(0.01)		$0.01	$—	$—	$—	$10.01	0.10%		$745,597	0.43%		0.43%		0.23%		40%
IB	9.99	—	(0.01)		(0.01)	—	—	—	9.98	(0.10)		121,168	0.68		0.68		(0.02)		40

Hartford U.S. Government Securities HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$10.05	$0.11	$0.29		$0.40	$—	$—	$—	$10.45	3.98	%(4)	$277,069	0.53	%(5)	0.53	%(5)	2.15	%(5)	33%
IB	10.04	0.10	0.29		0.39	—	—	—	10.43	3.88	(4)	57,530	0.78	(5)	0.78	(5)	1.90	(5)	33

For the Year Ended December 31, 2018
IA	$10.21	$0.21	$(0.13)		$0.08	$(0.24)	$—	$(0.24)	$10.05	0.85%		$286,243	0.52%		0.52%		2.08%		42%
IB	10.20	0.18	(0.13)		0.05	(0.21)	—	(0.21)	10.04	0.55		59,340	0.77		0.77		1.83		42

For the Year Ended December 31, 2017
IA	$10.30	$0.19	$(0.05)		$0.14	$(0.23)	$—	$(0.23)	$10.21	1.32%		$329,889	0.51%		0.51%		1.79%		109%
IB	10.28	0.16	(0.04)		0.12	(0.20)	—	(0.20)	10.20	1.11		70,185	0.76		0.76		1.54		109

For the Year Ended December 31, 2016
IA	$10.34	$0.18	$(0.02	)(8)	$0.16	$(0.20)	$—	$(0.20)	$10.30	1.54%		$368,740	0.51%		0.51%		1.67%		81%
IB	10.32	0.15	(0.02	)(8)	0.13	(0.17)	—	(0.17)	10.28	1.27		79,489	0.76		0.76		1.42		81

For the Year Ended December 31, 2015
IA	$10.37	$0.16	$—		$0.16	$(0.19)	$—	$(0.19)	$10.34	1.56%		$412,060	0.49%		0.49%		1.53%		42%
IB	10.34	0.13	0.01		0.14	(0.16)	—	(0.16)	10.32	1.35		90,088	0.74		0.74		1.28		42

For the Year Ended December 31, 2014
IA	$10.32	$0.15	$0.14		$0.29	$(0.24)	$—	$(0.24)	$10.37	2.81%		$468,967	0.48%		0.48%		1.40%		37%
IB	10.28	0.12	0.15		0.27	(0.21)	—	(0.21)	10.34	2.59		102,235	0.73		0.73		1.15		37

The accompanying notes are an integral part of these financial statements.

128

Hartford HLS Funds

Financial Highlights – (continued)

	— Selected Per-Share Data(1) —										— Ratios and Supplemental Data —
Class	Net Asset Value at Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Dividends from Net Investment Income	Distributions from Capital Gains	Total Dividends and Distributions	Net Asset Value at End of Period	Total Return(2)		Net Assets at End of Period (000s)	Ratio of Expenses to Average Net Assets Before Adjust- ments(3)		Ratio of Expenses to Average Net Assets After Adjust- ments(3)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover

Hartford Value HLS Fund

For the Six-Month Period Ended June 30, 2019 (Unaudited)
IA	$12.81	$0.14	$1.98	$2.12	$—	$—	$—	$14.93	16.55	%(4)	$377,316	0.72	%(5)	0.72	%(5)	1.97	%(5)	23%
IB	12.79	0.12	1.99	2.11	—	—	—	14.90	16.50	(4)	61,619	0.97	(5)	0.97	(5)	1.72	(5)	23

For the Year Ended December 31, 2018
IA	$16.05	$0.28	$(1.75)	$(1.47)	$(0.25)	$(1.52)	$(1.77)	$12.81	(10.18)%		$353,040	0.71%		0.71%		1.80%		28%
IB	16.02	0.24	(1.74)	(1.50)	(0.21)	(1.52)	(1.73)	12.79	(10.40)		58,204	0.96		0.96		1.55		28

For the Year Ended December 31, 2017
IA	$15.27	$0.25	$1.98	$2.23	$(0.28)	$(1.17)	$(1.45)	$16.05	15.44%		$450,788	0.80%		0.80%		1.56%		14%
IB	15.26	0.21	1.96	2.17	(0.24)	(1.17)	(1.41)	16.02	15.04		75,698	1.05		1.05		1.31		14

For the Year Ended December 31, 2016
IA	$15.58	$0.28	$1.75	$2.03	$(0.26)	$(2.08)	$(2.34)	$15.27	13.69%		$446,411	0.80%		0.80%		1.83%		15%
IB	15.57	0.24	1.75	1.99	(0.22)	(2.08)	(2.30)	15.26	13.46		77,796	1.05		1.05		1.58		15

For the Year Ended December 31, 2015
IA	$16.89	$0.26	$(0.77)	$(0.51)	$(0.26)	$(0.54)	$(0.80)	$15.58	(3.08)%		$455,713	0.78%		0.78%		1.56%		19%
IB	16.88	0.22	(0.77)	(0.55)	(0.22)	(0.54)	(0.76)	15.57	(3.35)		80,052	1.03		1.03		1.30		19

For the Year Ended December 31, 2014
IA	$15.39	$0.24	$1.51	$1.75	$(0.25)	$—	$(0.25)	$16.89	11.37%		$523,661	0.77%		0.77%		1.51%		14%
IB	15.38	0.20	1.51	1.71	(0.21)	—	(0.21)	16.88	11.10		98,407	1.02		1.02		1.26		14

(1)

Information presented relates to a share outstanding throughout the indicated period. Net investment income (loss) per share amounts are calculated based on average shares outstanding unless otherwise noted.

(2)

The figures do not include sales charges or other fees which may be applied at the variable contract level or by a qualified pension or retirement plan. Any such additional sales charges or other fees would lower the Fund’s performance.

(3)	Adjustments include waivers and reimbursements, if applicable. Ratios do not include fees paid indirectly (see Expenses in the accompanying Notes to Financial Statements).
(4)	Not annualized.
(5)	Annualized.
(6)	Commenced operations on April 30, 2014.
(7)

During the year ended December 31, 2014, the Fund incurred $61.8 million in sales associated with the transition of assets from Hartford Global Research HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.

(8)

Per share amount was not in accord with the net realized and unrealized gain (loss) for the period because of the timing of transactions in shares of the Fund and the amount and timing of per-share net realized and unrealized gain (loss) on such shares.

(9)

During the year ended December 31, 2014, the Fund incurred $137.9 million in sales associated with the transition of assets from Hartford Growth HLS Fund, which merged into the Fund on June 23, 2014. These sales were excluded from the portfolio turnover rate calculation.

(10)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the six month period ended June 30, 2019 was a decrease to net investment income per share for less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets for less than (0.005)% for each class of shares. Per share data and ratios for periods prior to June 30, 2019 have not been restated to reflect this change in presentation.

(11)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the six month period ended June 30, 2019 was an increase to net investment income per share of $0.01, decrease to net realized and unrealized gain (loss) to investments of $0.01 and an increase to ratio of net investment income to average net assets of 0.25% for each class of shares. Per share data and ratios for periods prior to June 30, 2019 have not been restated to reflect this change in presentation.

(12)

FASB issued ASU 2017-08 to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. Effective January 1, 2019, the Fund amended its amortization policy and the effect of this change for the six month period ended June 30, 2019 was a decrease to net investment income per share of less than $(0.005), increase to net realized and unrealized gain (loss) on investments for less than $(0.005) and a decrease to ratio of net investment income to average net assets of 0.16% for each class of shares. Per share data and ratios for periods prior to June 30, 2019 have not been restated to reflect this change in presentation.

The accompanying notes are an integral part of these financial statements.

129

Hartford HLS Funds

Notes to Financial Statements

June 30, 2019 (Unaudited)

1.	Organization:

Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each, a “Company” and collectively, the “Companies”) are each an open-end registered management investment company comprised of fifteen and four series, respectively, as of June 30, 2019. Financial statements for the series of each Company listed below (each, a “Fund” and collectively, the “Funds”) are included in this report.

Hartford Series Fund, Inc.:

Hartford Balanced HLS Fund (the “Balanced HLS Fund”)

Hartford Capital Appreciation HLS Fund (the “Capital Appreciation HLS Fund”)

Hartford Disciplined Equity HLS Fund (the “Disciplined Equity HLS Fund”)

Hartford Dividend and Growth HLS Fund (the “Dividend and Growth HLS Fund”)

Hartford Global Growth HLS Fund (the “Global Growth HLS Fund”)

Hartford Healthcare HLS Fund (the “Healthcare HLS Fund”)

Hartford High Yield HLS Fund (the “High Yield HLS Fund”)

Hartford International Opportunities HLS Fund (the “International Opportunities HLS Fund”)

Hartford MidCap HLS Fund (the “MidCap HLS Fund”)

Hartford MidCap Value HLS Fund (the “MidCap Value HLS Fund”)

Hartford Small Company HLS Fund (the “Small Company HLS Fund”)

Hartford Stock HLS Fund (the “Stock HLS Fund”)

Hartford Total Return Bond HLS Fund (the “Total Return Bond HLS Fund”)

Hartford Ultrashort Bond HLS Fund (the “Ultrashort Bond HLS Fund”)

Hartford Value HLS Fund (the “Value HLS Fund”)

Hartford HLS Series Fund II, Inc.:

Hartford Growth Opportunities HLS Fund (the “Growth Opportunities HLS Fund”)

Hartford MidCap Growth HLS Fund (the “MidCap Growth HLS Fund”) (formerly, Hartford Small/Mid Cap Equity HLS Fund)

Hartford Small Cap Growth HLS Fund (the “Small Cap Growth HLS Fund”)

Hartford U.S. Government Securities HLS Fund (the “U.S. Government Securities HLS Fund”)

The assets of each Fund are separate, and a shareholder’s interest is limited to the Fund in which shares are held. Each Company is organized under the laws of the State of Maryland and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). Each Fund serves as an underlying investment option for certain variable annuity and variable life insurance separate accounts of insurance companies and certain qualified pension or retirement plans. Owners of variable annuity contracts and policyholders of variable life insurance contracts may choose the Funds if permitted in the variable insurance contract prospectus. In addition, participants in certain qualified pension or retirement plans may choose the Funds if permitted by their plans.

Each Fund is a diversified open-end management investment company. Each Fund applies specialized accounting and reporting standards under Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Each Fund has registered for sale Class IA and IB shares. Each of Capital Appreciation HLS Fund and Growth Opportunities HLS Fund also has registered for sale Class IC shares. Each Fund is closed to certain investors. For more information please see each Fund’s statutory prospectus. Each class is offered at the per share net asset value (“NAV”) without a sales charge and is subject to the same expenses, except certain class specific expenses. Class IB shares are subject to distribution and service fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act. Class IC shares are subject to distribution fees charged pursuant to a Distribution Plan adopted in accordance with Rule 12b-1 under the 1940 Act and Class IC shares are also subject to an administrative services fee.

2.	Significant Accounting Policies:

The following is a summary of significant accounting policies of each Fund used in the preparation of its financial statements, which are in accordance with United States Generally Accepted Accounting Principles (“U.S. GAAP”). The preparation of financial statements in accordance with U.S. GAAP may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

a)

Determination of Net Asset Value – The NAV of each class of each Fund’s shares is determined as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”). Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.

130

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

b)

Investment Valuation and Fair Value Measurements – For purposes of calculating the NAV of each class of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.

If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of each Company (the “Board of Directors”) (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund.

Fixed income investments (other than short-term obligations) held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange (“Exchange Close”). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds, if any, are valued at the respective NAV of each open-end mutual fund on the Valuation Date. Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Such open-end mutual funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

•

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

131

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

•

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

•

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

Level 3 Holdings on June 30, 2019

Quantitative Information about Level 3 Fair Value Measurements:

Growth Opportunities HLS Fund
Security Type / Valuation Technique*	Unobservable Input	Input Value(s) Range	Fair Value at June 30, 2019

Common Stock
Model	EV/Revenue	2.6x to 3.52x	$4,587,979
Model	EV/EBITDA	9.8x	1,904,551
Cost	Trade Price	$15.72 to $176.61	4,386,506

Escrows
Cost	Trade Price	$0.01 to $0.54	157,051

Preferred Stock
Model	EV/Revenue	1.3x to 5.3x	11,842,686
Model	EV/EBITDA	8.3x	2,293,051
Cost	Trade Price	$5.70 to $68.00	27,626,087

Total			$52,797,910

*

The Valuation Committee may consider applying appropriate valuation methodologies, which may include, but are not limited to: valuation through use of a “proxy” investment or index, discount from market value of a similar freely traded investment, a discount or premium which may consider market or regulatory sentiment (or other subjective determinations, inputs or factors not otherwise quantifiable), and any other appropriate method.

c)

Investment Transactions and Investment Income – Investment transactions are recorded as of the trade date (the date the order to buy or sell is executed) for financial reporting purposes. Investments purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses are determined on the basis of identified cost.

Trade date for senior floating rate interests purchased in the primary loan market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary loan market is the date on which the transaction is entered into.

Dividend income from domestic securities is accrued on the ex-dividend date. In general, dividend income from foreign securities is recorded on the ex-date; however, dividend notifications in certain foreign jurisdictions may not be available in a timely manner and as a result, a Fund will record the dividend as soon as the relevant details (i.e., rate per share, payment date, shareholders of record, etc.) are publicly available. Interest income, including amortization of premium, accretion of discounts, inflation adjustments and additional principal received in-kind in lieu of cash, is accrued on a daily basis. Paydown gains and losses on mortgage-related and other asset-backed securities are included in interest income in the Statements of Operations, as applicable.

132

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Please refer to note 8 for Securities Lending information.

d)

Taxes – A Fund may be subject to taxes imposed on realized gains on securities of certain foreign countries in which a Fund invests. A Fund may also be subject to taxes withheld on foreign dividends and interest from securities in which a Fund invests. The amount of any foreign taxes withheld and foreign tax expense is included on the accompanying Statements of Operations as a reduction to investment income or net realized gain on investments in these securities, if applicable.

e)

Foreign Currency Transactions – Assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the Valuation Date. Purchases and sales of investments, income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions.

A Fund does not isolate that portion of portfolio investment valuation resulting from fluctuations in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of investments held. Exchange rate fluctuations are included with the net realized and unrealized gain or loss on investments in the accompanying financial statements.

Net realized foreign exchange gains or losses arise from sales of foreign currencies and the difference between asset and liability amounts initially stated in foreign currencies and the U.S. dollar value of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of other assets and liabilities at the end of the reporting period, resulting from changes in the exchange rates.

f)	Joint Trading Account – A Fund may invest cash balances into a joint trading account that may be invested in one or more repurchase agreements.

g)

Fund Share Valuation and Dividend Distributions to Shareholders – Orders for each class of each Fund’s shares are executed in accordance with the investment instructions of the contract holders and plan participants. The NAV of each class of each Fund’s shares is determined as of the close of business on each business day of the Exchange (see Note 2(a)). The NAV is determined separately for each class of shares of a Fund by dividing the Fund’s net assets attributable to that class by the number of shares of the class outstanding. Each class of shares offered by a Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income and non-class specific expenses are allocated daily to each class on the basis of the relative net assets of the class of the Fund. Realized and unrealized gains and losses are allocated daily based on the relative net assets of each class of shares of each Fund.

Orders for the purchase of a Fund’s shares received prior to the close of the Exchange on any day the Exchange is open for business are priced at the NAV determined as of the close of the Exchange. Orders received after the close of the Exchange, or on a day on which the Exchange and/or the Funds are not open for business, are priced at the next determined NAV.

Dividends are declared pursuant to a policy adopted by each Company’s Board of Directors. Dividends and/or distributions to shareholders are recorded on ex-date. The policy of each Fund is to pay dividends from net investment income and realized gains, if any, at least once a year.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP with respect to character and timing.

3.	Securities and Other Investments:

a)

Restricted Securities – Each Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if applicable, is included at the end of each Fund’s Schedule of Investments.

b)

Investments Purchased on a When-Issued or Delayed-Delivery Basis – Delivery and payment for investments that have been purchased by a Fund on a forward commitment, or when-issued or delayed-delivery basis, take place beyond the customary settlement period. A Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery investments before they are delivered, which may result in a realized gain or loss. During this period, such investments are subject to market fluctuations, and a Fund identifies investments segregated in its records with a value at least equal to the amount of the commitment. See each Fund’s Schedule of Investments, if applicable, for when-issued or delayed-delivery investments as of June 30, 2019.

In connection with a Fund’s ability to purchase investments on a when-issued or forward commitment basis, the Fund may enter into to-be announced (“TBA”) commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed-upon future settlement date. The specific securities to be delivered are not identified at the trade date; however, delivered securities must meet specified terms, including issuer, rate and mortgage terms. Although a Fund may enter into TBA commitments with the intention of acquiring or delivering securities for its portfolio, the Fund can extend the settlement date, roll the transaction, or dispose of a commitment prior to settlement if deemed appropriate to do so. If the TBA commitment is closed through

133

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

the acquisition of an offsetting TBA commitment, a Fund realizes a gain or loss. In a TBA roll transaction, a Fund generally purchases or sells the initial TBA commitment prior to the agreed upon settlement date and enters into a new TBA commitment for future delivery or receipt of the mortgage backed securities. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. These transactions are excluded from a Fund’s portfolio turnover rate. See each Fund’s Schedule of Investments, if applicable, for TBA commitments as of June 30, 2019.

c)

Senior Floating Rate Interests – Certain Funds may invest in senior floating rate interests. Senior floating rate interests generally hold the most senior position in the capital structure of a business entity (the “Borrower”), are typically secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. A Fund may invest in multiple series or tranches of a senior floating rate interest, which may have varying terms and carry different associated risks. A Fund may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the Borrower on demand. Unfunded loan commitments represent a future obligation in full. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a senior floating rate interest. In certain circumstances, a Fund may receive various fees upon the restructure of a senior floating rate interest by a borrower. Fees earned/paid may be recorded as a component of income or realized gain/loss in the Statements of Operations.

Senior floating rate interests are typically rated below-investment-grade, which suggests they are more likely to default and generally pay higher interest rates than investment-grade loans. A default could lead to non-payment of income, which would result in a reduction of income to a Fund, and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated. See each Fund’s Schedule of Investments, if applicable, for outstanding senior floating rate interests as of June 30, 2019.

d)

Mortgage-Related and Other Asset-Backed Securities – A Fund may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment that consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed by the full faith and credit of the United States Government. Mortgage-related and other asset-backed securities created and guaranteed by non-governmental issuers, including government-sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. See each Fund’s Schedule of Investments, if applicable, for mortgage-related and other asset-backed securities as of June 30, 2019.

e)

Inflation-Indexed Bonds – A Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income investments whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive the principal amount until maturity. See each Fund’s Schedule of Investments, if applicable, for inflation-indexed bonds as of June 30, 2019.

4.	Financial Derivative Instruments:

The following disclosures contain information on how and why a Fund may use derivative instruments, the credit-risk-related contingent features in certain derivative instruments, and how derivative instruments affect a Fund’s financial position and results of operations. The location and fair value amounts of these instruments on the Statements of Assets and Liabilities and the realized gains and losses and changes in unrealized gains and losses on the Statements of Operations, each categorized by type of derivative contract, are included in the following Additional Derivative Instrument Information footnote. The derivative instruments outstanding as of period-end are disclosed in the notes to the Schedules of Investments, if applicable. The amounts of realized gains and losses and changes in unrealized gains and losses on derivative instruments during the period are disclosed in the Statements of Operations.

a)

Foreign Currency Contracts – A Fund may enter into foreign currency contracts that obligate the Fund to purchase or sell currencies at specified future dates. Foreign currency contracts may be used in connection with settling purchases or sales of securities to hedge the currency exposure associated with some or all of a Fund’s investments and/or as part of an investment strategy. Foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. A Fund will record a realized gain or loss when the foreign currency contract is settled.

134

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. In addition, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of the contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar. Upon entering into a foreign currency contract, a Fund may be required to post margin equal to its outstanding exposure thereunder.

During the six-month period ended June 30, 2019, Capital Appreciation HLS Fund, High Yield HLS Fund, International Opportunities HLS Fund and Total Return Bond HLS Fund had used Foreign Currency Contracts.

b)

Futures Contracts – A Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy or sell an asset at a set price on a future date. A Fund may use futures contracts to manage risk or obtain exposure to the investment markets, commodities, or movements in interest rates and currency values. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the investments held by a Fund and the prices of futures contracts and the possibility of an illiquid market. Upon entering into a futures contract, a Fund is required to deposit with a futures commission merchant (“FCM”) an amount of cash or U.S. Government or Agency Obligations in accordance with the initial margin requirements of the broker or exchange. Futures contracts are marked to market daily and an appropriate amount equal to the change in value (“variation margin”) is paid or received by a Fund. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statements of Assets and Liabilities.

During the six-month period ended June 30, 2019, Balanced HLS Fund, Capital Appreciation HLS Fund, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Futures Contracts.

c)

Options Contracts – An option contract is a contract sold by one party to another party that offers the buyer the right, but not the obligation, to buy (call) or sell (put) an investment or other financial asset at an agreed-upon price during a specific period of time or on a specific date. Option contracts are either over-the-counter (“OTC”) options or executed in a registered exchange (“exchange-traded options”). A Fund may write (sell) covered call and put options on futures, swaps (“swaptions”), securities, commodities or currencies. “Covered” means that so long as a Fund is obligated as the writer of an option, it will own either the underlying investments or currency or an option to purchase the same underlying investments or currency having an expiration date of the covered option and an exercise price equal to or less than the exercise price of the covered option, or will segregate or earmark cash or other liquid investments having, for written call options, a value equal to the greater of the exercise price or the market value of the underlying instrument and, for written put options, a value equal to the exercise price. Writing put options may increase a Fund’s exposure to the underlying instrument. Writing call options may decrease a Fund’s exposure to the underlying instrument. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset amounts paid on the underlying futures, swaps, investments or currency transactions to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. A Fund may also purchase put and call options. Purchasing call options may increase a Fund’s exposure to the underlying instrument. Purchasing put options may decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included on the Fund’s Statements of Assets and Liabilities as an investment and is subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is generally limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. Entering into OTC options also exposes a Fund to counterparty risk. Counterparty risk is the possibility that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements.

During the six-month period ended June 30, 2019, Total Return Bond HLS Fund had used Options Contracts.

d)

Swap Contracts – A Fund may invest in swap contracts. Swap contracts are agreements to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified future intervals. Swap contracts are either privately negotiated in the over-the-counter market (“OTC swaps”) or cleared through a central counterparty or derivatives clearing organization (“centrally cleared swaps”). A Fund may enter into credit default, total return, cross-currency, interest rate, inflation and other forms of swap contracts to manage its exposure to credit, currency, interest rate, commodity and inflation risk. Swap contracts are also used to gain exposure to certain markets. In connection with these contracts, investments or cash may be identified as collateral or margin in accordance with the terms of the respective swap contracts and/or master netting arrangement to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swaps are valued in accordance with the Valuation Procedures. Changes in market value, if any, are reflected as a component of net changes in unrealized appreciation or depreciation on the Statements of Operations. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value (“variation margin”) on the Statements of Assets and Liabilities. Realized gains or losses on centrally cleared swaps are recorded upon the termination of the swaps. OTC swap payments received or paid at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent premiums paid

135

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

or received upon entering into the swap contract to compensate for differences between the stated terms of the swap contract and prevailing market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors). These upfront premiums are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination or maturity of the swap is recorded as a realized gain or loss on the Statements of Operations. Net periodic payments received or paid by a Fund are included as part of realized gains or losses on the Statements of Operations.

Entering into these contracts involves, to varying degrees, elements of liquidation, counterparty, credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contracts may default on its obligation to perform or disagree as to the meaning of contractual terms in the contracts, and that there may be unfavorable changes in market conditions (credit spreads, currency exchange rates, interest rates and other relevant factors).

A Fund’s maximum risk of loss from counterparty risk for OTC swaps is the net value of the discounted cash flows to be received from the counterparty over the contract’s remaining life, and current market value, to the extent that amount is positive. The risk is mitigated by having a master netting arrangement between a Fund and the counterparty, which allows for the netting of payments made or received (although such amounts are presented on a gross basis within the Statements of Assets and Liabilities, as applicable) as well as the posting of collateral to a Fund to cover the Fund’s exposure to the counterparty. In a centrally cleared swap, while a Fund enters into an agreement with a clearing broker to execute contracts with a counterparty, the performance of the swap is guaranteed by the central clearinghouse, which reduces the Fund’s exposure to counterparty risk. However, the Fund is still exposed to a certain amount of counterparty risk through the clearing broker and clearinghouse. The clearinghouse attempts to minimize this risk to its participants through the use of mandatory margin requirements, daily cash settlements and other procedures. Likewise, the clearing broker reduces its risk through margin requirements and required segregation of customer balances.

Credit Default Swap Contracts – The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on a specific issuer, asset or basket of assets. Certain credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying investment or index in the event of a credit event, such as payment default or bankruptcy.

Under a credit default swap contract, one party acts as guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying investment at par if the defined credit event occurs. Upon the occurrence of a defined credit event, the difference between the value of the reference obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statements of Operations. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of certain events. Although specified events are contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. A “seller’s” exposure is limited to the total notional amount of the credit default swap contract. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or upfront payments received upon entering into the contract.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap contracts on corporate issues, sovereign government issues or U.S. municipal issues as of year-end are disclosed in the notes to the Schedules of Investments, as applicable, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and there may also be upfront payments required to be made to enter into the contract. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract. For credit default swap contracts on credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced equity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.

During the six-month period ended June 30, 2019, Total Return Bond HLS Fund had used Credit Default Swap Contracts.

Interest Rate Swap Contracts – Certain Funds are subject to interest rate risk exposure in the normal course of pursuing its investment objectives. A Fund may use interest rate swaps to hedge interest rate and duration risk across a portfolio at particular duration points to maintain its ability to generate income at prevailing market rates. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate, based on a specified interest rate or benchmark (e.g. London Interbank Offered Rate (“LIBOR”)), multiplied by a notional amount, in return for payments equal to a fixed rate multiplied by the same amount, for a specific period of time. The net interest received or paid on interest rate swap contracts is recorded as a realized gain or loss. Interest rate swaps are marked to market daily and the change, if any, is recorded as an unrealized gain or loss in the Statements of Operations. When the interest rate swap contract is terminated early, a Fund records a realized gain or loss equal to the difference between the current market value and the upfront premium or cost.

136

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

If an interest rate swap contract provides for payments in different currencies, the parties might agree to exchange the notional amount as well. Interest rate swaps may also depend on other prices or rates, such as the value of an index. The risks of interest rate swaps include changes in market conditions, which will affect the value of the contract or the cash flows and the possible inability of the counterparty to fulfill its obligations under the contract. A Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive.

During the six-month period ended June 30, 2019, Total Return Bond HLS Fund and U.S. Government Securities HLS Fund had used Interest Rate Swap Contracts.

Total Return Swap Contracts – Certain Funds may invest in total return swap contracts in pursuit of the Fund’s investment objective or for hedging purposes. An investment in a total return swap allows a Fund to gain or mitigate exposure to underlying reference assets. Total return swap contracts involve commitments where cash flows are exchanged based on the price of underlying reference assets and based on a fixed or variable interest rate. One party receives payments based on the price appreciation or depreciation of the underlying reference asset, in exchange for paying to or receiving from the counterparty seller an agreed-upon interest rate. A variable interest rate may be correlated to a base rate, such as the LIBOR, and is adjusted each reset period, which is defined at the beginning of the contract. Therefore, if interest rates increase over the term of the swap contract, the party paying the rate may be required to pay a higher rate at each swap reset date.

Total return swap contracts on indices involve commitments to pay interest in exchange for a market-linked return. One party pays out the total return of a specific reference asset, which may be an equity, index, or bond, and in return receives a regular stream of payments. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty. If the Fund is a payer in a total return swap, it may be subject to unlimited losses. They are also subject to counterparty risk. If the counterparty fails to meet its obligations, the Fund may lose money.

During the six-month period ended June 30, 2019, Total Return Bond HLS Fund had used Total Return Swap Contracts.

e)	Additional Derivative Instrument Information:

Balanced HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$157,376	$—	$—	$—	$—	$—	$157,376

Total	$157,376	$—	$—	$—	$—	$—	$157,376

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$329,094	$—	$—	$—	$—	$—	$329,094

Total	$329,094	$—	$—	$—	$—	$—	$329,094

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(20,739)	$—	$—	$—	$—	$—	$(20,739)

Total	$(20,739)	$—	$—	$—	$—	$—	$(20,739)

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	142

137

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Capital Appreciation HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$—	$—	$—	$598,003	$—	$—	$598,003

Total	$—	$—	$—	$598,003	$—	$—	$598,003

Liabilities:
Unrealized depreciation on foreign currency contracts	$—	$68,612	$—	$—	$—	$—	$68,612

Total	$—	$68,612	$—	$—	$—	$—	$68,612

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$—	$—	$—	$7,211,631	$—	$—	$7,211,631
Net realized gain (loss) on foreign currency contracts	—	(125,468)	—	—	—	—	(125,468)

Total	$—	$(125,468)	$—	$7,211,631	$—	$—	$7,086,163

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$—	$—	$—	$3,254,929	$—	$—	$3,254,929
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	276,970	—	—	—	—	276,970

Total	$—	$276,970	$—	$3,254,929	$—	$—	$3,531,899

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	422
Foreign Currency Contracts Purchased at Contract Amount	$1,356,559
Foreign Currency Contracts Sold at Contract Amount	$15,968,885

High Yield HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on foreign currency contracts	$—	$11,380	$—	$—	$—	$—	$11,380

Total	$—	$11,380	$—	$—	$—	$—	$11,380

138

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

High Yield HLS Fund – (continued)

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$97,807	$—	$—	$—	$—	$97,807

Total	$—	$97,807	$—	$—	$—	$—	$97,807

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of foreign currency contracts	$—	$(4,470)	$—	$—	$—	$—	$(4,470)

Total	$—	$(4,470)	$—	$—	$—	$—	$(4,470)

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Purchased at Contract Amount	$672,136
Foreign Currency Contracts Sold at Contract Amount	$4,394,488

International Opportunities HLS Fund

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on foreign currency contracts	$—	$(16,254)	$—	$—	$—	$—	$(16,254)

Total	$—	$(16,254)	$—	$—	$—	$—	$(16,254)

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Foreign Currency Contracts Sold at Contract Amount	$730,498

139

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Total Return Bond HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Investments in securities, at value (purchased options), market value	$5,523,557	$—	$—	$—	$—	$—	$5,523,557
Unrealized appreciation on futures contracts(1)	4,187,955	—	—	—	—	—	4,187,955
Unrealized appreciation on foreign currency contracts	—	166,657	—	—	—	—	166,657
Unrealized appreciation on swap contracts(2)	330,643	—	1,695,071	—	—	—	2,025,714

Total	$10,042,155	$166,657	$1,695,071	$—	$—	$—	$11,903,883

Liabilities:
Unrealized depreciation on futures contracts(1)	$2,562,815	$—	$—	$—	$—	$—	$2,562,815
Unrealized depreciation on foreign currency contracts	—	28,401	—	—	—	—	28,401
Written options, market value	10,500	—	—	—	—	—	10,500
Unrealized depreciation on swap contracts(2)	7,488,457	—	2,480,173	—	—	—	9,968,630

Total	$10,061,772	$28,401	$2,480,173	$—	$—	$—	$12,570,346

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on purchased options contracts	$(962,631)	$—	$—	$—	$—	$—	$(962,631)
Net realized gain (loss) on futures contracts	14,392,919	—	—	—	—	—	14,392,919
Net realized gain (loss) on written options contracts	(117,136)	—	—	—	—	—	(117,136)
Net realized gain (loss) on swap contracts	(5,852,973)	—	7,702	—	—	—	(5,845,271)
Net realized gain (loss) on foreign currency contracts	—	742,540	—	—	—	—	742,540

Total	$7,460,179	$742,540	$7,702	$—	$—	$—	$8,210,421

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of investments in purchased options contracts	$487,693	$—	$—	$—	$—	$—	$487,693
Net change in unrealized appreciation (depreciation) of futures contracts	(4,485,155)	—	—	—	—	—	(4,485,155)
Net change in unrealized appreciation (depreciation) of written options contracts	219,260	—	—	—	—	—	219,260
Net change in unrealized appreciation (depreciation) of swap contracts	(6,208,691)	—	3,456,429	—	—	—	(2,752,262)
Net change in unrealized appreciation (depreciation) of foreign currency contracts	—	57,007	—	—	—	—	57,007

Total	$(9,986,893)	$57,007	$3,456,429	$—	$—	$—	$(6,473,457)

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Purchased Options Contracts at Number of Contracts	135,881,000
Futures Contracts Long at Number of Contracts	3,661
Futures Contracts Short at Number of Contracts	(1,041)
Written Options Contracts at Number of Contracts	(157,710,006)
Swap Contracts at Notional Amount	$325,885,035
Foreign Currency Contracts Purchased at Contract Amount	$3,796,793
Foreign Currency Contracts Sold at Contract Amount	$20,534,383

140

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

U.S. Government Securities HLS Fund

The Effect of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Assets:
Unrealized appreciation on futures contracts(1)	$1,389,631	$—	$—	$—	$—	$—	$1,389,631

Total	$1,389,631	$—	$—	$—	$—	$—	$1,389,631

Liabilities:
Unrealized depreciation on futures contracts(1)	$12,773	$—	$—	$—	$—	$—	$12,773
Unrealized depreciation on swap contracts(2)	1,876,010	—	—	—	—	—	1,876,010

Total	$1,888,783	$—	$—	$—	$—	$—	$1,888,783

(1)

Amount represents the cumulative appreciation (depreciation) on futures contracts as disclosed within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statement of Assets and Liabilities.

(2)

Amount represents the cumulative appreciation (depreciation) on centrally cleared swaps, if applicable, as disclosed within the Schedule of Investments. Only the current day’s variation margin, if any, are reported within the Statements of Assets and Liabilities. OTC swaps are reported within the Statement of Assets and Liabilities within Unrealized appreciation (depreciation) on OTC swap contracts, if applicable.

The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2019:

	Risk Exposure Category
	Interest Rate Contracts	Foreign Exchange Contracts	Credit Contracts	Equity Contracts	Commodity Contracts	Other Contracts	Total
Realized Gain (Loss) on Derivatives Recognized as a Result of Operations:
Net realized gain (loss) on futures contracts	$4,158,692	$—	$—	$—	$—	$—	$4,158,692
Net realized gain (loss) on swap contracts	(449,849)	—	—	—	—	—	(449,849)

Total	$3,708,843	$—	$—	$—	$—	$—	$3,708,843

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized as a Result of Operations:
Net change in unrealized appreciation (depreciation) of futures contracts	$(255,184)	$—	$—	$—	$—	$—	$(255,184)
Net change in unrealized appreciation (depreciation) of swap contracts	(1,529,978)	—	—	—	—	—	(1,529,978)

Total	$(1,785,162)	$—	$—	$—	$—	$—	$(1,785,162)

For the period ended June 30, 2019, the average amount or number per contract outstanding for each derivative type was as follows:

Derivative Description	Average Notional Par, Contracts or Face Amount
Futures Contracts Long at Number of Contracts	970
Futures Contracts Short at Number of Contracts	(41)
Swap Contracts at Notional Amount	$38,679,167

f)

Balance Sheet Offsetting Information – Set forth below are tables which disclose both gross information and net information about instruments and transactions eligible for offset in the financial statements, and instruments and transactions that are subject to a master netting arrangement, as well as amounts related to margin, reflected as financial collateral (including cash collateral), held at clearing brokers, counterparties and a Fund’s custodian. The master netting arrangements allow the clearing brokers to net any collateral held in or on behalf of a Fund, or liabilities or payment obligations of the clearing brokers to the Fund, against any liabilities or payment obligations of a Fund to the clearing brokers. A Fund is required to deposit financial collateral (including cash collateral) at the Fund’s custodian on behalf of clearing brokers and counterparties to continually meet the original and maintenance requirements established by the clearing brokers and counterparties. Such requirements are specific to the respective clearing broker or counterparty. Certain master netting arrangements may not be enforceable in a bankruptcy.

141

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

The following tables present a Fund’s derivative assets and liabilities, presented on a gross basis as no amounts are netted within the Statements of Assets and Liabilities, by counterparty net of amounts available for offset under a master netting agreement or similar agreement (“MNA”) and net of the related collateral received/pledged by a Fund as of June 30, 2019:

Balanced HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$157,376	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	157,376	—

Derivatives not subject to a MNA	(157,376)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

Capital Appreciation HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$—	$(68,612)
Futures contracts	598,003	—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	598,003	(68,612)

Derivatives not subject to a MNA	(598,003)	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$(68,612)

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
BNP Paribas Securities Services	$(20,321)	$—	$—	$—	$(20,321)
JP Morgan Chase & Co.	(48,291)	—	—	—	(48,291)

Total	$(68,612)	$—	$—	$—	$(68,612)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

High Yield HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$11,380	$—

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,380	—

Derivatives not subject to a MNA	—	—

Total gross amount of assets and liabilities subject to MNA or similar agreements	$11,380	$—

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Goldman Sachs & Co.	$11,380	$—	$—	$—	$11,380

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

Total Return Bond HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Foreign currency contracts	$166,657	$(28,401)
Futures contracts	4,187,955	(2,562,815)
Purchased options	5,523,557	—
Swap contracts	2,025,714	(9,968,630)
Written options	—	(10,500)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	11,903,883	(12,570,346)

Derivatives not subject to a MNA	(4,270,195)	10,271,666

Total gross amount of assets and liabilities subject to MNA or similar agreements	$7,633,688	$(2,298,680)

142

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Total Return Bond HLS Fund – (continued)

Counterparty	Gross Amount of Assets	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Received*	Cash Collateral Received*	Net Amount of Assets
Banc of America Securities LLC	$1,352,169	$—	$—	$—	$1,352,169
Barclays	1,866,900	(89,709)	—	—	1,777,191
BNP Paribas Securities Services	2,531	(2,531)	—	—	—
Citibank NA	704,288	—	—	—	704,288
Credit Suisse International	340,471	(340,471)	—	—	—
Deutsche Bank Securities, Inc.	161,464	—	—	—	161,464
Goldman Sachs & Co.	512,917	(512,917)	—	—	—
JP Morgan Chase & Co.	1,600,200	(69,017)	—	(120,000)	1,411,183
Morgan Stanley	1,092,748	(232,135)	—	—	860,613

Total	$7,633,688	$(1,246,780)	$—	$(120,000)	$6,266,908

Counterparty	Gross Amount of Liabilities	Financial Instruments and Derivatives Available for Offset	Non-cash Collateral Pledged*	Cash Collateral Pledged*	Net Amount of Liabilities
Bank of Montreal	$(326)	$—	$—	$—	$(326)
Barclays	(89,709)	89,709	—	—	—
BNP Paribas Securities Services	(25,189)	2,531	—	—	(22,658)
Canadian Imperial Bank of Commerce	(2,839)	—	—	—	(2,839)
Credit Suisse International	(1,205,515)	340,471	—	—	(865,044)
Goldman Sachs & Co.	(673,950)	512,917	161,033	—	—
JP Morgan Chase & Co.	(69,017)	69,017	—	—	—
Morgan Stanley	(232,135)	232,135	—	—	—

Total	$(2,298,680)	$1,246,780	$161,033	$—	$(890,867)

*	In some instances, the actual collateral received and/or pledged may be more than the amount shown.

U.S. Government Securities HLS Fund

Derivative Financial Instruments:	Assets	Liabilities
Futures contracts	$1,389,631	$(12,773)
Swap contracts	—	(1,876,010)

Total gross amount of derivative assets and liabilities in the Statement of Assets and Liabilities	1,389,631	(1,888,783)

Derivatives not subject to a MNA	(1,389,631)	1,888,783

Total gross amount of assets and liabilities subject to MNA or similar agreements	$—	$—

5.	Principal Risks:

A Fund’s investments expose it to various types of risks associated with financial instruments and the markets. A Fund may be exposed to the risks described below. Each Fund’s prospectus provides details of its principal risks.

The market values of equity securities, such as common stocks and preferred stocks, or equity related derivative investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of equity securities may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities and equity related investments generally have greater market price volatility than fixed income securities. The extent of each Fund’s exposure to market risk is the market value of the investments held as shown in the Fund’s Schedule of Investments.

Certain investments held by a Fund expose the Fund to various risks which may include, but are not limited to, interest rate, prepayment, and extension risks. Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the values of certain fixed income securities held by a Fund are likely to decrease. A nominal interest rate can be described as the sum of a real interest rate and an expected inflation rate. Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. Duration is useful primarily as a measure of the sensitivity of a fixed income security’s market price to interest rate (i.e., yield) movements. Senior floating rate interests and securities subject to prepayment and extension risk generally offer less potential for gains when interest rates decline. Rising interest rates may cause prepayments to occur at a slower than expected rate, thereby effectively lengthening the maturity of the security and making the security more sensitive to interest

143

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June 30, 2019 (Unaudited)

rate changes. Prepayment and extension risk are major risks of mortgage-backed securities, senior floating rate interests and certain asset-backed securities. For certain asset-backed securities, the actual maturity may be less than the stated maturity shown in the Schedule of Investments, if applicable. As a result, the timing of income recognition relating to these securities may vary based upon the actual maturity.

Investing in the securities of non-U.S. issuers, whether directly or indirectly, involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations; imposition of restrictions on the expatriation of funds or other protectionist measures; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; and greater social, economic and political uncertainties. These risks are heightened for investments in issuers from countries with less developed markets.

Credit risk depends largely on the perceived financial health of bond issuers. In general, the credit rating is inversely related to the credit risk of the issuer. Higher rated bonds generally are deemed to have less credit risk, while lower or unrated bonds are deemed to have higher risk of default. The share price, yield and total return of a fund that holds securities with higher credit risk may be more volatile than those of a fund that holds bonds with lower credit risk. A Fund may be exposed to counterparty risk, or the risk that an institution or other entity with which a Fund has unsettled or open transactions will default.

6.	Federal Income Taxes:

a)

Each Fund intends to continue to qualify as a Regulated Investment Company (“RIC”) under Subchapter M of the Internal Revenue Code (“IRC”) by distributing substantially all of its taxable net investment income and net realized capital gains to its shareholders each year. Each Fund has distributed substantially all of its income and capital gains in prior years, if applicable, and intends to distribute substantially all of its income and capital gains during the calendar year ending December 31, 2019. Accordingly, no provision for federal income or excise taxes has been made in the accompanying financial statements. Distributions from short-term capital gains are treated as ordinary income distributions for federal income tax purposes.

b)

Tax Basis of Investments – The aggregate cost of investments for federal income tax purposes at June 30, 2019 was substantially the same for book purposes. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is disclosed below:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Balanced HLS Fund	$1,688,626,789	$410,344,708	$(38,817,773)	$371,526,935
Capital Appreciation HLS Fund	3,931,518,086	687,301,674	(170,281,987)	517,019,687
Disciplined Equity HLS Fund	450,323,221	188,508,803	(7,296,795)	181,212,008
Dividend and Growth HLS Fund	2,319,239,519	940,093,383	(50,542,651)	889,550,732
Global Growth HLS Fund	385,023,670	135,933,424	(5,833,090)	130,100,334
Growth Opportunities HLS Fund	1,366,016,787	322,545,476	(38,146,306)	284,399,170
Healthcare HLS Fund	204,194,584	48,815,466	(16,957,433)	31,858,033
High Yield HLS Fund	257,779,633	7,529,671	(8,417,749)	(888,078)
International Opportunities HLS Fund	1,138,028,145	128,508,547	(29,848,281)	98,660,266
MidCap HLS Fund	1,624,960,844	629,507,140	(68,908,996)	560,598,144
MidCap Growth HLS Fund	84,200,258	12,622,727	(1,108,297)	11,514,430
MidCap Value HLS Fund	277,903,511	44,350,363	(11,031,559)	33,318,804
Small Cap Growth HLS Fund	1,217,260,529	239,406,460	(88,803,368)	150,603,092
Small Company HLS Fund	563,532,015	107,979,888	(27,152,443)	80,827,445
Stock HLS Fund	1,066,373,890	428,744,802	(8,139,965)	420,604,837
Total Return Bond HLS Fund	2,636,144,341	77,462,191	(34,333,113)	43,129,078
Ultrashort Bond HLS Fund	500,061,117	1,648,265	(117,391)	1,530,874
U.S. Government Securities HLS Fund	375,670,438	6,225,775	(3,521,010)	2,704,765
Value HLS Fund	354,468,870	98,503,312	(10,251,425)	88,251,887

c)	Capital Loss Carryforward – At December 31, 2018 (tax year end), each Fund’s capital loss carryforwards for U.S. federal income tax purposes were as follows:

Fund	Short-Term Capital Loss Carryforward with No Expiration	Long-Term Capital Loss Carryforward with No Expiration
High Yield HLS Fund	$1,788,416	$11,244,839
Total Return Bond HLS Fund	18,083,082	21,816,018
Ultrashort Bond HLS Fund	366,065	483,931
U.S. Government Securities HLS Fund	3,622,450	28,571,385

144

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Balanced HLS Fund, Capital Appreciation HLS Fund, Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Growth Opportunities HLS Fund, Healthcare HLS Fund, International Opportunities HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund, Stock HLS Fund and Value HLS Fund had no capital loss carryforwards for U.S. federal income tax purposes as of December 31, 2018.

During the fiscal year ended December 31, 2018, the High Yield HLS Fund utilized $2,476,286 of prior year capital loss carryforwards.

During the year ended December 31, 2018, U.S. Government Securities HLS Fund had expired $58,149,395 of prior year capital loss carryforwards.

7.	Expenses:

a)

Investment Management Agreement – Hartford Funds Management Company, LLC (“HFMC”) serves as each Fund’s investment manager. Each Company, on behalf of its respective Funds, has entered into an Investment Management Agreement with HFMC. HFMC is an indirect subsidiary of The Hartford Financial Services Group, Inc. (“The Hartford”). HFMC has overall investment supervisory responsibility for each Fund. In addition, HFMC provides administrative personnel, services, equipment, facilities and office space for proper operation of each Fund. HFMC has contracted with Wellington Management Company LLP (“Wellington Management”) under a sub-advisory agreement and Wellington Management performs the daily investment of the assets of each Fund, in accordance with the Fund’s investment objective and policies. Each Fund pays a fee to HFMC, a portion of which may be used to compensate Wellington Management.

The schedule below reflects the rates of compensation paid to HFMC for investment management services rendered as of June 30, 2019; the rates are accrued daily and paid monthly based on each Fund’s average daily net assets, at the following annual rates:

Fund	Management Fee Rates
Balanced HLS Fund*	0.6800% on first $250 million and;
0.6550% on next $250 million and;
0.6450% on next $500 million and;
0.5950% on next $4 billion and;
0.5925% on next $5 billion and;
0.5900% over $10 billion

Capital Appreciation HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Disciplined Equity HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Dividend and Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

Global Growth HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

Growth Opportunities HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5975% on next $5 billion and;
0.5950% over $10 billion

Healthcare HLS Fund	0.8500% on first $250 million and;
0.8000% on next $250 million and;
0.7500% on next $4.5 billion and;
0.7475% on next $5 billion and;
0.7450% over $10 billion

145

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Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Fund	Management Fee Rates
High Yield HLS Fund	0.7000% on first $500 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6150% on next $2.5 billion and;
0.6050% on next $5 billion and;
0.5950% over $10 billion

International Opportunities HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

MidCap HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6250% on next $4 billion and;
0.6225% on next $5 billion and;
0.6200% over $10 billion

MidCap Growth HLS Fund	0.8000% on first $500 million and;
0.7500% on next $500 million and;
0.7000% on next $2 billion and;
0.6900% on next $2 billion and;
0.6800% on next $5 billion and;
0.6700% over $10 billion

MidCap Value HLS Fund*	0.8000% on first $500 million and;
0.7250% on next $500 million and;
0.6750% on next $1.5 billion and;
0.6700% on next $2.5 billion and;
0.6650% on next $5 billion and;
0.6600% over $10 billion

Small Cap Growth HLS Fund	0.7000% on first $100 million and;
0.6000% on next $4.9 billion and;
0.5800% on next $5 billion and;
0.5700% over $10 billion

Small Company HLS Fund	0.7750% on first $250 million and;
0.7250% on next $250 million and;
0.6750% on next $500 million and;
0.6000% on next $500 million and;
0.5500% on next $3.5 billion and;
0.5300% on next $5 billion and;
0.5200% over $10 billion

Stock HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $4 billion and;
0.4475% on next $5 billion and;
0.4450% over $10 billion

Total Return Bond HLS Fund	0.5250% on first $250 million and;
0.5000% on next $250 million and;
0.4750% on next $500 million and;
0.4500% on next $1.5 billion and;
0.4450% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

Ultrashort Bond HLS Fund	0.4000% on first $5 billion and;
0.3800% on next $5 billion and;
0.3700% over $10 billion

U.S. Government Securities HLS Fund	0.4500% on first $500 million and;
0.4450% on next $500 million and;
0.4400% on next $1.5 billion and;
0.4350% on next $2.5 billion and;
0.4300% on next $5 billion and;
0.4200% over $10 billion

146

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Fund	Management Fee Rates
Value HLS Fund	0.6900% on first $250 million and;
0.6425% on next $250 million and;
0.6325% on next $500 million and;
0.6250% on next $1.5 billion and;
0.6200% on next $2.5 billion and;
0.6150% on next $5 billion and;
0.6100% over $10 billion

*	HFMC contractually agreed to waive investment management fees of 0.03% and 0.04% of average daily net assets until April 30, 2020, for the Balanced HLS Fund and MidCap Value HLS Fund, respectively.

b)

Accounting Services Agreement – Pursuant to the Fund Accounting Agreement between HFMC and each Company, on behalf of its respective Funds, HFMC provides accounting services to each Fund and receives monthly compensation based on each Fund’s average daily net assets at the rates set forth below. Each Fund’s accounting services fees are accrued daily and paid monthly.

Balanced HLS Fund, Capital Appreciation HLS Fund, Growth Opportunities HLS Fund, Small Cap Growth HLS Fund, Small Company HLS Fund and Total Return Bond HLS Fund
Average Daily Net Assets	Annual Fees
First $3.5 billion and;	0.018%
Next $3.5 billion and	0.014%
Amount over $7 billion	0.010%

Disciplined Equity HLS Fund, Dividend and Growth HLS Fund, Global Growth HLS Fund, Healthcare HLS Fund, High Yield HLS Fund,
International Opportunities HLS Fund, MidCap HLS Fund, MidCap Growth HLS Fund, MidCap Value HLS Fund, Stock HLS Fund,
U.S. Government Securities HLS Fund, Ultrashort Bond HLS Fund and Value HLS Fund
Average Daily Net Assets	Annual Fees
First $3.5 billion and;	0.014%
Next $3.5 billion and	0.012%
Amount over $7 billion	0.010%

HFMC has delegated certain accounting and administrative services functions to State Street Bank and Trust Company (“State Street”). The costs and expenses of such delegation are borne by HFMC, not by the Funds, and HFMC compensates State Street for its services out of its own resources.

c)

Operating Expenses – Allocable expenses incurred by each Company are allocated to each series within such Company, and allocated to classes within each such series, in proportion to the average daily net assets of such series and classes, except where allocation of certain expenses is more fairly made directly to a Fund or to specific classes within a Fund.

d)

Fees Paid Indirectly – Hartford HLS Series Fund II, Inc., on behalf of its series except U.S. Government Securities HLS Fund, and Hartford Series Fund, Inc., on behalf of its series except High Yield HLS Fund, Total Return Bond HLS Fund and Ultrashort Bond HLS Fund, have entered into agreements with State Street Global Markets, LLC and Russell Implementation Services, Inc. to partially recapture non-discounted trade commissions. Such rebates are used to pay a portion of the Funds’ expenses. In addition, the Funds’ custodian bank has agreed to reduce its fees when a Fund maintains cash on deposit in a non-interest-bearing custody account. For the six-month period ended June 30, 2019, these amounts, if any, are included in the Statements of Operations.

The ratio of expenses to average net assets in the accompanying financial highlights excludes the reduction in expenses related to fees paid indirectly. The annualized expense ratio after waivers reflecting the reduction for fees paid indirectly for the period is as follows:

Fund	Class IA	Class IB	Class IC
Balanced HLS Fund	0.63%	0.88%	N/A
Capital Appreciation HLS Fund	0.68%	0.93%	1.18%
Disciplined Equity HLS Fund	0.78%	1.03%	N/A
Dividend and Growth HLS Fund	0.68%	0.93%	N/A
Global Growth HLS Fund	0.81%	1.06%	N/A
Growth Opportunities HLS Fund	0.65%	0.90%	1.15%
Healthcare HLS Fund	0.90%	1.15%	N/A
High Yield HLS Fund	0.78%	1.03%	N/A
International Opportunities HLS Fund	0.75%	1.00%	N/A
MidCap HLS Fund	0.70%	0.95%	N/A
MidCap Growth HLS Fund	0.92%	1.17%	N/A
MidCap Value HLS Fund	0.82%	1.07%	N/A
Small Cap Growth HLS Fund	0.64%	0.89%	N/A
Small Company HLS Fund	0.79%	1.04%	N/A
Stock HLS Fund	0.52%	0.77%	N/A

147

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

Fund	Class IA	Class IB	Class IC
Total Return Bond HLS Fund	0.51%	0.76%	N/A
Ultrashort Bond HLS Fund	0.45%	0.70%	N/A
U.S. Government Securities HLS Fund	0.53%	0.78%	N/A
Value HLS Fund	0.72%	0.97%	N/A

e)

Distribution Plans for Class IB and Class IC Shares – Hartford Funds Distributors, LLC (“HFD”), an indirect subsidiary of The Hartford, is the principal underwriter and distributor of each Fund. Each Company, on behalf of its respective Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IB shares and each Company, on behalf of certain Funds, has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act for Class IC shares.

Pursuant to the Class IB Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IB shares for distribution financing activities and shareholder account servicing activities. The entire amount of the fee may be used for shareholder servicing expenses and/or distribution expenses. Pursuant to the Class IC Distribution Plans, a Fund may pay HFD a fee of up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for distribution financing activities.

Each Board has the authority to suspend or reduce these payments at any point in time. The distribution fees paid during the period can be found on the Statements of Operations. Each Fund’s 12b-1 fees are accrued daily and paid monthly or at such other intervals as the respective Company’s Board of Directors may determine.

f)

Administrative Services Fee for Class IC Shares – Certain Funds may pay an administrative services fee to third party insurance companies annually up to 0.25% of the average daily net assets of the Fund attributable to its Class IC shares for recordkeeping and/or other administrative services provided to such Class IC shares. The total administrative services fees paid during the period are shown on the Statements of Operations. These fees are accrued daily and paid monthly.

g)

Other Related Party Transactions – Certain officers of each Company are directors and/or officers of HFMC and/or The Hartford or its subsidiaries. For the six-month period ended June 30, 2019, a portion of each Company’s Chief Compliance Officer’s (“CCO”) compensation was paid by all of the investment companies in the Hartford fund complex. The portion allocated to each Fund, as represented in other expenses on the Statements of Operations, is outlined in the table below.

Fund	CCO Compensation Paid by Fund
Balanced HLS Fund	$1,209
Capital Appreciation HLS Fund	2,577
Disciplined Equity HLS Fund	364
Dividend and Growth HLS Fund	1,865
Global Growth HLS Fund	290
Growth Opportunities HLS Fund	882
Healthcare HLS Fund	183
High Yield HLS Fund	152
International Opportunities HLS Fund	728
MidCap HLS Fund	1,244
MidCap Growth HLS Fund	51
MidCap Value HLS Fund	188
Small Cap Growth HLS Fund	754
Small Company HLS Fund	349
Stock HLS Fund	818
Total Return Bond HLS Fund	1,219
Ultrashort Bond HLS Fund	279
U.S. Government Securities HLS Fund	199
Value HLS Fund	264

Hartford Administrative Services Company (“HASCO”), an indirect subsidiary of The Hartford, provides transfer agent services to each Fund. Pursuant to a sub-transfer agency agreement between HASCO and DST Asset Manager Solutions, Inc. (“DST”), HASCO has delegated certain transfer agent, dividend disbursing agent and shareholder servicing agent functions to DST. The costs and expenses of such delegation are borne by HASCO, not by the Funds. Each Fund pays HASCO a fixed fee annually, plus out of pocket expenses for providing such services. The accrued amount shown in the Statements of Operations reflects the amounts charged by HASCO. These fees are accrued daily and paid monthly.

148

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

For the six-month period ended June 30, 2019, the effective rate of compensation paid to HASCO for transfer agency services as a percentage of each Class’ average daily net assets is as follows:

Fund	Class IA		Class IB		Class IC
Balanced HLS Fund	0.00	%*	0.00	%*	N/A
Capital Appreciation HLS Fund	0.00	%*	0.00	%*	0.00	%*
Disciplined Equity HLS Fund	0.00	%*	0.00	%*	N/A
Dividend and Growth HLS Fund	0.00	%*	0.00	%*	N/A
Global Growth HLS Fund	0.00	%*	0.00	%*	N/A
Growth Opportunities HLS Fund	0.00	%*	0.00	%*	0.00	%*
Healthcare HLS Fund	0.00	%*	0.00	%*	N/A
High Yield HLS Fund	0.00	%*	0.00	%*	N/A
International Opportunities HLS Fund	0.00	%*	0.00	%*	N/A
MidCap HLS Fund	0.00	%*	0.00	%*	N/A
MidCap Growth HLS Fund	0.01%		0.01%		N/A
MidCap Value HLS Fund	0.00	%*	0.00	%*	N/A
Small Cap Growth HLS Fund	0.00	%*	0.00	%*	N/A
Small Company HLS Fund	0.00	%*	0.00	%*	N/A
Stock HLS Fund	0.00	%*	0.00	%*	N/A
Total Return Bond HLS Fund	0.00	%*	0.00	%*	N/A
Ultrashort Bond HLS Fund	0.00	%*	0.00	%*	N/A
U.S. Government Securities HLS Fund	0.00	%*	0.00	%*	N/A
Value HLS Fund	0.00	%*	0.00	%*	N/A

*	Percentage rounds to zero

8.	Securities Lending:

A Fund may lend portfolio securities to certain borrowers in U.S. and non-U.S. markets in an amount not to exceed one-third (33 1/3%) of the value of its total assets. If a Fund security is on loan, under the lending agreement, the borrower is required to deposit cash or liquid securities as collateral at least equal to 100% of the market value of the loaned securities; cash collateral is invested for the benefit of the Fund by the Fund’s lending agent pursuant to collateral investment guidelines. The collateral is marked to market daily, in an amount at least equal to the current market value of the securities loaned.

A Fund is subject to certain risks while its securities are on loan, including the following: (i) the risk that the borrower defaults on the loan and the collateral is inadequate to cover the Fund’s loss; (ii) the risk that the earnings on the collateral invested are not sufficient to pay fees incurred in connection with the loan; (iii) the risk that the principal value of the collateral invested may decline; (iv) the risk that the borrower may use the loaned securities to cover a short sale, which may in turn place downward pressure on the market prices of the loaned securities; (v) the risk that return of loaned securities could be delayed and interfere with portfolio management decisions; and (vi) the risk that any efforts to restrict the securities for purposes of voting may not be effective. These events could also trigger adverse tax consequences for the Fund.

At June 30, 2019, the following Funds had securities on loan at market value, cash collateral and non-cash collateral as follows:

Fund	Market Value of Securities on Loan(1)	Cash Collateral	Non-Cash Collateral(2)(3)
Balanced HLS Fund	$2,648,283	$2,717,933	$—
Capital Appreciation HLS Fund	30,681,843	193,052	31,120,556
Growth Opportunities HLS Fund	2,448,575	—	2,498,465
Healthcare HLS Fund	5,718,464	4,384,507	1,400,496
International Opportunities HLS Fund	3,616,026	53,700	3,765,094
MidCap HLS Fund	22,843,043	12,096,494	10,908,546
MidCap Value HLS Fund	4,389,041	4,480,145	—
Small Cap Growth HLS Fund	54,284,551	46,834,797	7,817,109
Small Company HLS Fund	5,587,811	3,997,475	1,646,401
Total Return Bond HLS Fund	8,562,645	8,836,644	—
Ultrashort Bond HLS Fund	5,723,970	5,844,958	—
Value HLS Fund	3,378,509	3,905,544	—

(1)

It is each Fund’s policy to obtain additional collateral from, or return excess collateral to, the borrower by the end of the next business day following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than that required under the lending contract.

(2)

These securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of Assets and Liabilities.

(3)	U.S. Government securities.

149

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

9.	Secured Borrowings:

The following tables reflect a breakdown of transactions accounted for as secured borrowings, the gross obligation by the type of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2019.

CERTAIN TRANSFERS ACCOUNTED FOR AS SECURED BORROWINGS

Remaining Contractual Maturity of the Agreements

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Balanced HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$451,673	$—	$—	$—	$451,673
Municipal Bonds	2,266,260	—	—	—	2,266,260

Total Borrowings	$2,717,933	$—	$—	$—	$2,717,933

Gross amount of recognized liabilities for securities lending transactions					$2,717,933

Capital Appreciation HLS Fund
Securities Lending Transactions(1)
Common Stocks	$193,052	$—	$—	$—	$193,052

Total Borrowings	$193,052	$—	$—	$—	$193,052

Gross amount of recognized liabilities for securities lending transactions					$193,052

Healthcare HLS Fund
Securities Lending Transactions(1)
Common Stocks	$4,384,507	$—	$—	$—	$4,384,507

Total Borrowings	$4,384,507	$—	$—	$—	$4,384,507

Gross amount of recognized liabilities for securities lending transactions					$4,384,507

International Opportunities HLS Fund
Securities Lending Transactions(1)
Common Stocks	$53,700	$—	$—	$—	$53,700

Total Borrowings	$53,700	$—	$—	$—	$53,700

Gross amount of recognized liabilities for securities lending transactions					$53,700

MidCap HLS Fund
Securities Lending Transactions(1)
Common Stocks	$12,096,494	$—	$—	$—	$12,096,494

Total Borrowings	$12,096,494	$—	$—	$—	$12,096,494

Gross amount of recognized liabilities for securities lending transactions					$12,096,494

MidCap Value HLS Fund
Securities Lending Transactions(1)
Common Stocks	$4,480,145	$—	$—	$—	$4,480,145

Total Borrowings	$4,480,145	$—	$—	$—	$4,480,145

Gross amount of recognized liabilities for securities lending transactions					$4,480,145

Small Cap Growth HLS Fund
Securities Lending Transactions(1)
Common Stocks	$3,324,241	$—	$—	$—	$3,324,241
Exchange-Traded Funds	43,510,556	—	—	—	43,510,556

Total Borrowings	$46,834,797	$—	$—	$—	$46,834,797

Gross amount of recognized liabilities for securities lending transactions					$46,834,797

Small Company HLS Fund
Securities Lending Transactions(1)
Common Stocks	$3,997,475	$—	$—	$—	$3,997,475

Total Borrowings	$3,997,475	$—	$—	$—	$3,997,475

Gross amount of recognized liabilities for securities lending transactions					$3,997,475

150

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	Overnight and Continuous	<30 days	Between 30 & 90 days	>90 days	Total
Total Return Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$4,681,217	$—	$—	$—	$4,681,217
Municipal Bonds	4,155,427	—	—	—	4,155,427

Total Borrowings	$8,836,644	$—	$—	$—	$8,836,644

Gross amount of recognized liabilities for securities lending transactions					$8,836,644

Ultrashort Bond HLS Fund
Securities Lending Transactions(1)
Corporate Bonds	$765,184	$—	$—	$—	$765,184
U.S. Government Securities	5,079,774	—	—	—	5,079,774

Total Borrowings	$5,844,958	$—	$—	$—	$5,844,958

Gross amount of recognized liabilities for securities lending transactions					$5,844,958

Value HLS Fund
Securities Lending Transactions(1)
Common Stocks	$3,905,544	$—	$—	$—	$3,905,544

Total Borrowings	$3,905,544	$—	$—	$—	$3,905,544

Gross amount of recognized liabilities for securities lending transactions					$3,905,544

(1)	Amount represents the payable for cash collateral received on securities on loan. This will generally be in the “Overnight and Continuous” column as the securities are typically callable on demand.

10.	Investment Transactions:

For the six-month period ended June 30, 2019, the cost of purchases and proceeds from sales of investment securities (excluding short-term investments) were as follows:

Fund	Cost of Purchases Excluding U.S. Government Obligations	Sales Proceeds Excluding U.S. Government Obligations	Cost of Purchases For U.S. Government Obligations	Sales Proceeds For U.S. Government Obligations	Total Cost of Purchases	Total Sales Proceeds
Balanced HLS Fund	$287,690,007	$434,834,188	$122,119,993	$75,571,128	$409,810,000	$510,405,316
Capital Appreciation HLS Fund	1,059,601,549	1,396,286,708	—	—	1,059,601,549	1,396,286,708
Disciplined Equity HLS Fund	64,192,146	107,150,076	—	—	64,192,146	107,150,076
Dividend and Growth HLS Fund	272,504,874	445,648,626	—	—	272,504,874	445,648,626
Global Growth HLS Fund	130,882,762	162,059,351	—	—	130,882,762	162,059,351
Growth Opportunities HLS Fund	430,161,084	562,175,406	—	—	430,161,084	562,175,406
Healthcare HLS Fund	57,401,781	158,113,064	—	—	57,401,781	158,113,064
High Yield HLS Fund	54,269,796	60,773,752	—	—	54,269,796	60,773,752
International Opportunities HLS Fund	556,902,194	630,566,449	—	—	556,902,194	630,566,449
MidCap HLS Fund	235,932,236	329,353,256	—	—	235,932,236	329,353,256
MidCap Growth HLS Fund	19,419,743	20,523,619	—	—	19,419,743	20,523,619
MidCap Value HLS Fund	91,502,159	112,473,105	—	—	91,502,159	112,473,105
Small Cap Growth HLS Fund	251,499,747	311,179,875	—	—	251,499,747	311,179,875
Small Company HLS Fund	201,378,413	234,169,404	—	—	201,378,413	234,169,404
Stock HLS Fund	101,676,883	200,897,837	—	—	101,676,883	200,897,837
Total Return Bond HLS Fund	735,817,418	478,766,897	345,606,389	231,888,499	1,081,423,807	710,655,396
Ultrashort Bond HLS Fund	106,565,472	105,078,731	60,709,684	26,697,265	167,275,156	131,775,996
U.S. Government Securities HLS Fund	19,991,504	18,391,974	87,592,847	103,614,568	107,584,351	122,006,542
Value HLS Fund	96,714,709	130,202,531	—	—	96,714,709	130,202,531

11.	Capital Share Transactions:

The following information is for the six-month period ended June 30, 2019, and the year ended December 31, 2018:

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Balanced HLS Fund
Class IA
Shares Sold	187,835	$5,581,853	377,029	$11,576,568
Shares Issued for Reinvested Dividends	—	—	4,232,006	123,979,008
Shares Redeemed	(4,327,926)	(129,116,118)	(9,617,908)	(296,172,690)

Net Increase (Decrease)	(4,140,091)	(123,534,265)	(5,008,873)	(160,617,114)

151

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Balanced HLS Fund – (continued)
Class IB
Shares Sold	21,665	$659,156	194,734	$6,046,489
Shares Issued for Reinvested Dividends	—	—	526,962	15,722,695
Shares Redeemed	(603,675)	(18,261,230)	(1,312,276)	(40,893,966)

Net Increase (Decrease)	(582,010)	(17,602,074)	(590,580)	(19,124,782)

Total Net Increase (Decrease)	(4,722,101)	$(141,136,339)	(5,599,453)	$(179,741,896)

Capital Appreciation HLS Fund
Class IA
Shares Sold	220,164	$9,680,296	711,578	$32,492,124
Shares Issued for Reinvested Dividends	—	—	10,121,562	454,718,791
Shares Redeemed	(8,209,240)	(375,122,779)	(14,565,754)	(701,373,697)

Net Increase (Decrease)	(7,989,076)	(365,442,483)	(3,732,614)	(214,162,782)

Class IB
Shares Sold	41,986	$1,893,005	110,197	$5,115,632
Shares Issued for Reinvested Dividends	—	—	1,249,788	55,433,182
Shares Redeemed	(1,026,054)	(46,221,893)	(2,349,094)	(111,859,162)

Net Increase (Decrease)	(984,068)	(44,328,888)	(989,109)	(51,310,348)

Class IC
Shares Sold	46,914	$2,149,839	79,629	$3,804,757
Shares Issued for Reinvested Dividends	—	—	74,019	3,306,482
Shares Redeemed	(49,319)	(2,216,823)	(81,252)	(3,859,522)

Net Increase (Decrease)	(2,405)	(66,984)	72,396	3,251,717

Total Net Increase (Decrease)	(8,975,549)	$(409,838,355)	(4,649,327)	$(262,221,413)

Disciplined Equity HLS Fund
Class IA
Shares Sold	471,312	$6,771,439	418,081	$6,351,289
Shares Issued for Reinvested Dividends	—	—	3,963,155	59,926,121
Shares Redeemed	(3,253,981)	(50,144,245)	(7,184,640)	(112,570,690)

Net Increase (Decrease)	(2,782,669)	(43,372,806)	(2,803,404)	(46,293,280)

Class IB
Shares Sold	96,896	$1,410,089	125,940	$1,915,988
Shares Issued for Reinvested Dividends	—	—	541,890	8,120,313
Shares Redeemed	(416,928)	(6,328,264)	(1,097,934)	(16,926,882)

Net Increase (Decrease)	(320,032)	(4,918,175)	(430,104)	(6,890,581)

Total Net Increase (Decrease)	(3,102,701)	$(48,290,981)	(3,233,508)	$(53,183,861)

Dividend and Growth HLS Fund
Class IA
Shares Sold	1,306,190	$28,341,740	2,238,948	$51,960,388
Shares Issued for Reinvested Dividends	—	—	16,643,249	367,065,830
Shares Redeemed	(9,244,398)	(203,880,951)	(20,816,118)	(488,971,318)

Net Increase (Decrease)	(7,938,208)	(175,539,211)	(1,933,921)	(69,945,100)

Class IB
Shares Sold	117,527	$2,551,399	410,222	$9,509,461
Shares Issued for Reinvested Dividends	—	—	2,277,912	50,078,265
Shares Redeemed	(1,457,770)	(32,031,839)	(3,148,825)	(72,751,751)

Net Increase (Decrease)	(1,340,243)	(29,480,440)	(460,691)	(13,164,025)

Total Net Increase (Decrease)	(9,278,451)	$(205,019,651)	(2,394,612)	$(83,109,125)

Global Growth HLS Fund
Class IA
Shares Sold	256,590	$7,027,643	1,078,775	$31,212,233
Shares Issued for Reinvested Dividends	—	—	1,375,789	38,893,548
Shares Redeemed	(1,163,863)	(32,910,873)	(2,645,726)	(75,484,691)

Net Increase (Decrease)	(907,273)	(25,883,230)	(191,162)	(5,378,910)

152

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

Global Growth HLS Fund – (continued)
Class IB
Shares Sold	50,108	$1,354,381	195,826	$5,672,825
Shares Issued for Reinvested Dividends	—	—	261,598	7,324,732
Shares Redeemed	(246,649)	(6,899,599)	(574,093)	(16,275,227)

Net Increase (Decrease)	(196,541)	(5,545,218)	(116,669)	(3,277,670)

Total Net Increase (Decrease)	(1,103,814)	$(31,428,448)	(307,831)	$(8,656,580)

Growth Opportunities HLS Fund
Class IA
Shares Sold	539,795	$21,140,170	880,238	$34,499,287
Shares Issued for Reinvested Dividends	—	—	4,558,515	183,161,141
Shares Redeemed	(2,478,714)	(100,458,098)	(4,784,503)	(194,145,164)

Net Increase (Decrease)	(1,938,919)	(79,317,928)	654,250	23,515,264

Class IB
Shares Sold	101,163	$3,830,718	247,857	$9,559,584
Shares Issued for Reinvested Dividends	—	—	558,990	21,414,890
Shares Redeemed	(324,955)	(12,549,574)	(728,619)	(28,067,244)

Net Increase (Decrease)	(223,792)	(8,718,856)	78,228	2,907,230

Class IC
Shares Sold	114,749	$4,649,561	153,006	$6,010,543
Shares Issued for Reinvested Dividends	—	—	133,407	5,228,239
Shares Redeemed	(37,323)	(1,476,983)	(84,803)	(3,367,405)

Net Increase (Decrease)	77,426	3,172,578	201,610	7,871,377

Total Net Increase (Decrease)	(2,085,285)	$(84,864,206)	934,088	$34,293,871

Healthcare HLS Fund
Class IA
Shares Sold	351,218	$7,925,187	1,245,774	$29,306,376
Shares Issued for Reinvested Dividends	—	—	745,725	17,636,397
Shares Redeemed	(4,565,552)	(106,516,760)	(2,811,944)	(65,218,731)

Net Increase (Decrease)	(4,214,334)	(98,591,573)	(820,445)	(18,275,958)

Class IB
Shares Sold	26,636	$571,110	88,489	$1,970,210
Shares Issued for Reinvested Dividends	—	—	121,767	2,726,361
Shares Redeemed	(146,431)	(3,142,174)	(427,867)	(9,515,201)

Net Increase (Decrease)	(119,795)	(2,571,064)	(217,611)	(4,818,630)

Total Net Increase (Decrease)	(4,334,129)	$(101,162,637)	(1,038,056)	$(23,094,588)

High Yield HLS Fund
Class IA
Shares Sold	565,649	$4,500,747	1,286,518	$10,403,608
Shares Issued for Reinvested Dividends	—	—	1,614,321	12,607,847
Shares Redeemed	(2,211,869)	(17,547,243)	(5,381,959)	(43,050,250)

Net Increase (Decrease)	(1,646,220)	(13,046,496)	(2,481,120)	(20,038,795)

Class IB
Shares Sold	149,701	$1,168,415	383,944	$3,004,028
Shares Issued for Reinvested Dividends	—	—	491,610	3,775,566
Shares Redeemed	(727,841)	(5,685,506)	(1,712,158)	(13,431,228)

Net Increase (Decrease)	(578,140)	(4,517,091)	(836,604)	(6,651,634)

Total Net Increase (Decrease)	(2,224,360)	$(17,563,587)	(3,317,724)	$(26,690,429)

International Opportunities HLS Fund
Class IA
Shares Sold	1,412,974	$21,847,895	7,906,986	$133,045,266
Shares Issued for Reinvested Dividends	—	—	1,511,466	24,591,559
Shares Redeemed	(6,873,227)	(106,997,978)	(18,708,966)	(314,533,972)

Net Increase (Decrease)	(5,460,253)	(85,150,083)	(9,290,514)	(156,897,147)

153

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

International Opportunities HLS Fund – (continued)
Class IB
Shares Sold	249,636	$3,858,644	682,479	$11,438,242
Shares Issued for Reinvested Dividends	—	—	145,186	2,394,120
Shares Redeemed	(730,620)	(11,607,639)	(1,453,082)	(24,718,563)

Net Increase (Decrease)	(480,984)	(7,748,995)	(625,417)	(10,886,201)

Total Net Increase (Decrease)	(5,941,237)	$(92,899,078)	(9,915,931)	$(167,783,348)

MidCap HLS Fund
Class IA
Shares Sold	1,607,441	$63,634,962	6,486,190	$264,741,334
Shares Issued for Reinvested Dividends	—	—	5,086,106	206,009,765
Shares Redeemed	(4,094,522)	(162,385,617)	(12,978,019)	(515,877,276)

Net Increase (Decrease)	(2,487,081)	(98,750,655)	(1,405,723)	(45,126,177)

Class IB
Shares Sold	48,080	$1,871,509	85,061	$3,436,405
Shares Issued for Reinvested Dividends	—	—	138,789	5,470,747
Shares Redeemed	(118,479)	(4,615,118)	(319,892)	(12,588,252)

Net Increase (Decrease)	(70,399)	(2,743,609)	(96,042)	(3,681,100)

Total Net Increase (Decrease)	(2,557,480)	$(101,494,264)	(1,501,765)	$(48,807,277)

MidCap Growth HLS Fund
Class IA
Shares Sold	527,091	$4,405,777	443,078	$3,855,962
Shares Issued for Reinvested Dividends	—	—	907,298	7,929,782
Shares Redeemed	(693,278)	(5,874,253)	(1,874,449)	(16,135,241)

Net Increase (Decrease)	(166,187)	(1,468,476)	(524,073)	(4,349,497)

Class IB
Shares Sold	190,458	$1,623,287	103,365	$916,628
Shares Issued for Reinvested Dividends	—	—	158,237	1,375,082
Shares Redeemed	(189,338)	(1,584,090)	(362,990)	(3,129,051)

Net Increase (Decrease)	1,120	39,197	(101,388)	(837,341)

Total Net Increase (Decrease)	(165,067)	$(1,429,279)	(625,461)	$(5,186,838)

MidCap Value HLS Fund
Class IA
Shares Sold	186,212	$2,086,963	363,704	$4,488,869
Shares Issued for Reinvested Dividends	—	—	1,760,255	20,921,640
Shares Redeemed	(1,810,404)	(20,476,890)	(3,101,516)	(37,927,053)

Net Increase (Decrease)	(1,624,192)	(18,389,927)	(977,557)	(12,516,544)

Class IB
Shares Sold	52,371	$587,841	55,809	$678,984
Shares Issued for Reinvested Dividends	—	—	497,931	5,918,091
Shares Redeemed	(492,931)	(5,525,296)	(961,412)	(11,563,113)

Net Increase (Decrease)	(440,560)	(4,937,455)	(407,672)	(4,966,038)

Total Net Increase (Decrease)	(2,064,752)	$(23,327,382)	(1,385,229)	$(17,482,582)

Small Cap Growth HLS Fund
Class IA
Shares Sold	2,113,470	$66,615,586	4,222,713	$140,276,410
Shares Issued for Reinvested Dividends	—	—	1,485,036	51,501,062
Shares Redeemed	(3,555,641)	(112,860,493)	(5,574,766)	(183,058,917)

Net Increase (Decrease)	(1,442,171)	(46,244,907)	132,983	8,718,555

Class IB
Shares Sold	676,181	$20,726,957	1,901,268	$59,933,616
Shares Issued for Reinvested Dividends	—	—	690,752	23,243,803
Shares Redeemed	(1,307,223)	(40,420,949)	(2,517,531)	(81,490,053)

Net Increase (Decrease)	(631,042)	(19,693,992)	74,489	1,687,366

Total Net Increase (Decrease)	(2,073,213)	$(65,938,899)	207,472	$10,405,921

154

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount
Small Company HLS Fund
Class IA
Shares Sold	864,524	$19,156,119	2,279,458	$49,529,365
Shares Issued for Reinvested Dividends	—	—	1,609,205	37,253,096
Shares Redeemed	(1,909,710)	(42,493,701)	(5,131,207)	(111,785,237)

Net Increase (Decrease)	(1,045,186)	(23,337,582)	(1,242,544)	(25,002,776)

Class IB
Shares Sold	58,535	$1,192,283	282,487	$5,752,063
Shares Issued for Reinvested Dividends	—	—	188,065	4,017,068
Shares Redeemed	(344,695)	(6,922,309)	(747,252)	(14,895,365)

Net Increase (Decrease)	(286,160)	(5,730,026)	(276,700)	(5,126,234)

Total Net Increase (Decrease)	(1,331,346)	$(29,067,608)	(1,519,244)	$(30,129,010)

Stock HLS Fund
Class IA
Shares Sold	37,264	$3,300,751	72,515	$5,954,634
Shares Issued for Reinvested Dividends	—	—	265,343	20,294,819
Shares Redeemed	(1,015,303)	(89,150,120)	(2,271,073)	(186,699,226)

Net Increase (Decrease)	(978,039)	(85,849,369)	(1,933,215)	(160,449,773)

Class IB
Shares Sold	16,515	$1,476,145	25,748	$2,171,547
Shares Issued for Reinvested Dividends	—	—	22,018	1,685,834
Shares Redeemed	(132,174)	(11,609,325)	(311,649)	(25,637,685)

Net Increase (Decrease)	(115,659)	(10,133,180)	(263,883)	(21,780,304)

Total Net Increase (Decrease)	(1,093,698)	$(95,982,549)	(2,197,098)	$(182,230,077)

Total Return Bond HLS Fund
Class IA
Shares Sold	6,250,384	$69,679,214	8,943,428	$98,737,562
Shares Issued for Reinvested Dividends	—	—	7,874,151	84,804,607
Shares Redeemed	(13,970,818)	(154,085,454)	(33,490,964)	(367,229,305)

Net Increase (Decrease)	(7,720,434)	(84,406,240)	(16,673,385)	(183,687,136)

Class IB
Shares Sold	575,744	$6,381,101	737,317	$8,103,146
Shares Issued for Reinvested Dividends	—	—	856,478	9,181,448
Shares Redeemed	(1,541,148)	(16,937,398)	(3,590,545)	(39,142,701)

Net Increase (Decrease)	(965,404)	(10,556,297)	(1,996,750)	(21,858,107)

Total Net Increase (Decrease)	(8,685,838)	$(94,962,537)	(18,670,135)	$(205,545,243)

Ultrashort Bond HLS Fund
Class IA
Shares Sold	3,709,135	$37,875,282	5,794,419	$58,434,281
Shares Issued for Reinvested Dividends	—	—	499,842	5,018,414
Shares Redeemed	(4,996,363)	(50,858,976)	(8,804,753)	(88,776,912)

Net Increase (Decrease)	(1,287,228)	(12,983,694)	(2,510,492)	(25,324,217)

Class IB
Shares Sold	445,902	$4,542,626	1,496,586	$15,071,051
Shares Issued for Reinvested Dividends	—	—	53,416	536,294
Shares Redeemed	(842,058)	(8,562,855)	(1,634,853)	(16,463,268)

Net Increase (Decrease)	(396,156)	(4,020,229)	(84,851)	(855,923)

Total Net Increase (Decrease)	(1,683,384)	$(17,003,923)	(2,595,343)	$(26,180,140)

U.S. Government Securities HLS Fund
Class IA
Shares Sold	1,268,932	$12,950,838	1,738,359	$17,500,321
Shares Issued for Reinvested Dividends	—	—	716,309	7,134,442
Shares Redeemed	(3,249,336)	(33,050,447)	(6,266,754)	(63,056,532)

Net Increase (Decrease)	(1,980,404)	(20,099,609)	(3,812,086)	(38,421,769)

155

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

	For the Six-Month Period Ended June 30, 2019		For the Year Ended December 31, 2018
	Shares	Amount	Shares	Amount

U.S. Government Securities HLS Fund – (continued)
Class IB
Shares Sold	209,135	$2,125,399	390,678	$3,920,475
Shares Issued for Reinvested Dividends	—	—	133,828	1,332,927
Shares Redeemed	(604,544)	(6,142,294)	(1,494,961)	(14,988,690)

Net Increase (Decrease)	(395,409)	(4,016,895)	(970,455)	(9,735,288)

Total Net Increase (Decrease)	(2,375,813)	$(24,116,504)	(4,782,541)	$(48,157,057)

Value HLS Fund
Class IA
Shares Sold	408,518	$5,898,451	769,369	$11,763,745
Shares Issued for Reinvested Dividends	—	—	3,182,011	45,728,961
Shares Redeemed	(2,711,059)	(38,582,141)	(4,476,365)	(69,613,039)

Net Increase (Decrease)	(2,302,541)	(32,683,690)	(524,985)	(12,120,333)

Class IB
Shares Sold	32,766	$458,182	81,995	$1,246,473
Shares Issued for Reinvested Dividends	—	—	515,685	7,417,890
Shares Redeemed	(447,028)	(6,413,695)	(771,648)	(11,962,532)

Net Increase (Decrease)	(414,262)	(5,955,513)	(173,968)	(3,298,169)

Total Net Increase (Decrease)	(2,716,803)	$(38,639,203)	(698,953)	$(15,418,502)

12.	Line of Credit:

Each Fund participates in a committed line of credit pursuant to a credit agreement. Each Fund may borrow under the line of credit for temporary or emergency purposes. The Funds (together with certain other Hartford Funds) may borrow up to $370 million in the aggregate, subject to asset coverage and other limitations specified in the credit agreement. The interest rate on borrowings varies depending on the nature of the loan. The facility also charges a commitment fee, which is allocated to each of the funds participating in the line of credit based on average net assets of the funds. During and as of the six-month period ended June 30, 2019, none of the Funds had borrowings under this facility.

13.	Indemnifications:

Under each Company’s organizational documents, the Company shall indemnify its officers and directors to the full extent required or permitted under Maryland General Corporation Law and federal securities laws. In addition, each Company, on behalf of its respective Funds, may enter into contracts that contain a variety of indemnifications. Each Company’s maximum exposure under these arrangements is unknown. However, as of the date of these financial statements, each Company has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

14.	Recent Accounting Pronouncement:

The FASB issued ASU 2017-08 (the “ASU” or “Update”) to amend the amortization period to the earliest call date for purchased callable debt securities held at a premium. The ASU is effective for public entities for fiscal years beginning after December 15, 2018, and will become effective for private entities one year later. Upon initial adoption, the impacted funds adjusted the cost of their callable debt securities by the cumulative amount of amortization that would have been recognized had the amortization period initially extended only to the earliest call date, with a corresponding reclassification between interest income and net realized gain (loss) on investments or net unrealized appreciation (depreciation) of investments in the Statements of Operations. The adoption of this Update does not affect the impacted funds’ net asset values or the cumulative effect to the impacted funds resulting from the adoption of amending the amortization period to the earliest call date for callable debt securities is as follows:

	As of January 1, 2019	For the Six Months Ended June 30, 2019
Fund	Cost of Investments	Interest Income	Net Unrealized Appreciation (Depreciation) of Investments	Net Realized Gains on Investments (Loss)
Hartford Balanced HLS Fund	$(333)	$(122)	$122	$—
Hartford High Yield HLS Fund	264,164	59,252	5,227	(64,479)
Hartford Total Return Bond HLS Fund	(91,680)	(53,512)	2,562	50,950

156

Hartford HLS Funds

Notes to Financial Statements – (continued)

June 30, 2019 (Unaudited)

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update introduces new fair value disclosure requirements, eliminates some prior fair value disclosure requirements, and modifies certain existing fair value disclosure requirements.

ASU 2018-13 is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, however, an entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. Management has elected to early adopt the provisions of ASU 2018-13 that eliminate disclosure requirements effective with the current reporting period. The impact of each Fund’s early adoption of these provisions was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. Management is currently evaluating the potential impact of adopting the additional provisions of ASU 2018-13.

15.	Subsequent Events:

In connection with the preparation of the financial statements of the Funds as of and for the six-month period ended June 30, 2019, events and transactions subsequent to June 30, 2019, through the date the financial statements were issued have been evaluated by the Funds’ management for possible adjustment and/or disclosure. The following subsequent events have been identified.

Michael F. Garrett announced his plan to retire, and effective June 30, 2020, he will no longer serve as a portfolio manager for the U.S. Government Securities HLS Fund. Mr. Garrett’s portfolio management responsibilities will transition to Mr. Conroy in the months leading up to his departure.

HFMC agreed to extend the current contractual management fee waiver of 0.03% for the Balanced HLS Fund. This waiver will remain in effect until April 30, 2021 unless the Board of Directors of Hartford Series Fund, Inc. approves its earlier termination.

Effective January 1, 2020, HFMC agreed to waive 0.03% of the High Yield HLS Fund’s contractual management fee. This waiver will remain in effect until December 31, 2020 unless the Board of Directors of Hartford Series Fund, Inc. approves its earlier termination.

Effective January 1, 2020, the Disciplined Equity HLS Fund’s new investment management fee schedule will be as follows:

Average Net Assets	Annual Rate
First $250 million	0.7500%
Next $250 million	0.6500%
Next $500 million	0.6000%
Next $4 billion	0.5800%
Next $5 billion	0.5700%
Over $10 billion	0.5600%

157

Hartford HLS Funds

HOW TO OBTAIN A COPY OF EACH FUND’S PROXY VOTING POLICIES AND VOTING RECORDS (UNAUDITED)

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information about how each Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS INFORMATION (UNAUDITED)

Each Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Each Fund’s Form N-PORT reports once filed will be available (1) without charge, upon request, by calling 888-843-7824 and (2) on the SEC’s website at http://www.sec.gov.

158

THIS PRIVACY POLICY IS NOT PART OF THIS REPORT

CUSTOMER PRIVACY NOTICE

The Hartford Financial Services Group, Inc. and its Affiliates*

(herein called “we, our, and us”)

This Privacy Policy applies to our United States Operations

We value your trust. We are committed to the responsible:

a) management;

b) use; and

c) protection;

of Personal Information.

This notice describes how we collect, disclose, and protect Personal Information.

We collect Personal Information to:

a) service your Transactions with us; and

b) support our business functions.

We may obtain Personal Information from:

a) You;

b) your Transactions with us; and

c) third parties such as a consumer-reporting agency.

Based on the type of product or service You apply for or get from us, Personal Information such as:

a) your name;

b) your address;

c) your income;

d) your payment; or

e) your credit history;

may be gathered from sources such as applications, Transactions, and consumer reports.

To serve You and service our business, we may share certain Personal Information. We will share Personal Information, only as allowed by law, with affiliates such as:

a) our insurance companies;

b) our employee agents;

c) our brokerage firms; and

d) our administrators.

As allowed by law, we may share Personal Financial Information with our affiliates to:

a) market our products; or

b) market our services;

to You without providing You with an option to prevent these disclosures.

We may also share Personal Information, only as allowed by law, with unaffiliated third parties including:

a) independent agents;

b) brokerage firms;

c) insurance companies;

d) administrators; and

e) service providers;

who help us serve You and service our business.

When allowed by law, we may share certain Personal Financial Information with other unaffiliated third parties who assist us by performing services or functions such as:

a) taking surveys;

b) marketing our products or services; or

c) offering financial products or services under a joint agreement between us and one or more financial institutions.

We, and third parties we partner with, may track some of the pages You visit through the use of:

a) cookies;

b) pixel tagging; or

c) other technologies;

and currently do not process or comply with any web browser’s “do not track” signal or other similar mechanism that indicates a request to disable online tracking of individual users who visit our websites or use our services.

For more information, our Online Privacy Policy, which governs information we collect on our website and our affiliate websites, is available at https://www.thehartford.com/online-privacy-policy.

We will not sell or share your Personal Financial Information with anyone for purposes unrelated to our business functions without offering You the opportunity to:

a) “opt-out;” or

b) “opt-in;”

as required by law.

We only disclose Personal Health Information with:

a) your authorization; or

b) as otherwise allowed or required by law.

Our employees have access to Personal Information in the course of doing their jobs, such as:

a) underwriting policies;

b) paying claims;

c) developing new products; or

d) advising customers of our products and services.

We use manual and electronic security procedures to maintain:

a) the confidentiality; and

b) the integrity of;

Personal Information that we have. We use these procedures to guard against unauthorized access.

Some techniques we use to protect Personal Information include:

a) secured files;

b) user authentication;

c) encryption;

d) firewall technology; and

e) the use of detection software.

We are responsible for and must:

a) identify information to be protected;

b) provide an adequate level of protection for that data; and

c) grant access to protected data only to those people who must use it in the performance of their job-related duties.

Employees who violate our privacy policies and procedures may be subject to discipline, which may include termination of their employment with us.

We will continue to follow our Privacy Policy regarding Personal Information even when a business relationship no longer exists between us.

As used in this Privacy Notice:

Application means your request for our product or service.

Personal Financial Information means financial information such as:

a) credit history;

b) income;

c) financial benefits; or

d) policy or claim information.

Personal Financial Information may include Social Security Numbers, Driver’s license numbers, or other government-issued identification numbers, or credit, debit card, or bank account numbers.

Personal Health Information means health information such as:

a) your medical records; or

b) information about your illness, disability or injury.

Personal Information means information that identifies You personally and is not otherwise available to the public. It includes:

a) Personal Financial Information; and

b) Personal Health Information.

Transaction means your business dealings with us, such as:

a) your Application;

b) your request for us to pay a claim; and

c) your request for us to take an action on your account.

You means an individual who has given us Personal Information in conjunction with:

a) asking about;

b) applying for; or

c) obtaining;

a financial product or service from us if the product or service is used mainly for personal, family, or household purposes.

If you have any questions or comments about this privacy notice, please feel free to contact us at The Hartford – Law Department, Privacy Law, One Hartford Plaza, Hartford, CT 06155, or at CorporatePrivacyOffice@thehartford.com.

This Customer Privacy Notice is being provided on behalf of The Hartford Financial Services Group, Inc. and its affiliates (including the following as of March 2019), to the extent required by the Gramm-Leach-Bliley Act and implementing regulations.

1stAGChoice, Inc.; Access CoverageCorp, Inc.; Access CoverageCorp Technologies, Inc.; Business Management Group, Inc.; Cervus Claim Solutions, LLC; First State Insurance Company; FTC Resolution Company LLC; Hart Re Group L.L.C.; Hartford Accident and Indemnity Company; Hartford Administrative Services Company; Hartford Casualty General Agency, Inc.; Hartford Casualty Insurance Company; Hartford Fire General Agency, Inc.; Hartford Fire Insurance Company; Hartford Funds Distributors, LLC; Hartford Funds Management Company, LLC; Hartford Funds Management Group, Inc.; Hartford Group Benefits Holding Company; Hartford Holdings, Inc.; Hartford Insurance Company of Illinois; Hartford Insurance Company of the Midwest; Hartford Insurance Company of the Southeast; Hartford Insurance, Ltd.; Hartford Integrated Technologies, Inc.; Hartford Investment Management Company; Hartford Life and Accident Insurance Company; Hartford Life, Ltd.; Hartford Lloyd’s Corporation; Hartford Lloyd’s Insurance Company; Hartford Management, Ltd.; Hartford of Texas General Agency, Inc.; Hartford Residual Market, L.C.C.; Hartford Specialty Insurance Services of Texas, LLC; Hartford STAG Ventures LLC; Hartford Strategic Investments, LLC; Hartford Underwriters General Agency, Inc.; Hartford Underwriters Insurance Company; Heritage Holdings, Inc.; Heritage Reinsurance Company, Ltd.; HIMCO Distribution Services Company; HLA LLC; HL Investment Advisors, LLC; Horizon Management Group, LLC; HRA Brokerage Services, Inc.; Lattice Strategies LLC; Maxum Casualty Insurance Company; Maxum Indemnity Company; Maxum Specialty Services Corporation; MPC Resolution Company LLC; New England Insurance Company; New England Reinsurance Corporation; New Ocean Insurance Co., Ltd.; Nutmeg Insurance Agency, Inc.; Nutmeg Insurance Company; Pacific Insurance Company, Limited; Property and Casualty Insurance Company of Hartford; Renato Acquisition Co.; Sentinel Insurance Company, Ltd; Trumbull Flood Management, L.L.C.; Trumbull Insurance Company; Twin City Fire Insurance Company; Y-Risk, LLC.

Revised March 2019

Series of Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (each a “Fund” and collectively, the “Funds”) are not subsidiaries of The Hartford Financial Services Group, Inc. (“The Hartford”) but are underwritten, distributed by and advised by subsidiaries of The Hartford. Investments in the Funds are not guaranteed by The Hartford or any other entity.

This report is submitted for the general information of the shareholders of the Funds referenced in this report. It is not authorized for distribution to persons who are not shareholders of one or more Funds referenced in this report unless preceded or accompanied by a current prospectus for the relevant Fund. Nothing herein contained is to be considered an offer of sale or a solicitation of an offer to buy shares of any Fund listed in this report. Such offering is only made by prospectus, which includes details as to the offering price and other material information.

Investors should carefully consider the investment objectives, risks, charges and expenses of a Fund. This and other important information is contained in a Fund’s prospectus and summary prospectus, which can be obtained by visiting hartfordfunds.com. Please read it carefully before investing.

The Funds are distributed by Hartford Funds Distributors, LLC (HFD), Member FINRA. Hartford Funds Management Company, LLC (HFMC) is the Funds’ investment manager. The Funds are sub-advised by Wellington Management Company LLP. HFD and HFMC are not affiliated with Wellington Management Company LLP.

HLSSAR19    8-19    212710    Printed in U.S.A.

Item 2. Code of Ethics.

Not applicable to this semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the semi-annual report filed under Item 1 of this form.
(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to this requirement.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.
(a)(2)

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.
(a)(4)	Not applicable.
(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: August 29, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: August 29, 2019	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: August 29, 2019	By:	/s/ Amy N. Furlong
Amy N. Furlong
Treasurer
(Principal Financial Officer and Principal Accounting Officer)